UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Variable Insurance Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO All Asset All Authority Portfolio

PIMCO All Asset Portfolio

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Emerging Markets Bond Portfolio

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

PIMCO Foreign Bond Portfolio (Unhedged)

PIMCO Global Advantage® Strategy Bond Portfolio

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

PIMCO Global Multi-Asset Managed Allocation Portfolio

PIMCO Global Multi-Asset Managed Volatility Portfolio

PIMCO High Yield Portfolio

PIMCO Long-Term U.S. Government Portfolio

PIMCO Low Duration Portfolio

PIMCO Money Market Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Total Return Portfolio

PIMCO Unconstrained Bond Portfolio

Schedule of Investments

PIMCO All Asset All Authority Portfolio

March 31, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 116.8%
MUTUAL FUNDS (a) 116.8%
PIMCO CommoditiesPLUS® Strategy Fund	89,735	$482
PIMCO CommodityRealReturn Strategy Fund®	23,519	151
PIMCO Diversified Income Fund	3,594	36
PIMCO Emerging Local Bond Fund	130,550	941
PIMCO Emerging Markets Currency Fund	132,837	1,162
PIMCO High Yield Fund	44,694	374
PIMCO High Yield Spectrum Fund	71,279	657
PIMCO Income Fund	62,199	732
PIMCO Investment Grade Corporate Bond Fund	26,681	271
PIMCO Long Duration Total Return Fund	1,766	20
PIMCO Long-Term Credit Fund	1,933	22
PIMCO Low Duration Fund	37,840	374
PIMCO Mortgage Opportunities Fund	7,731	85
PIMCO RAE Fundamental Advantage PLUS Fund	16,723	162
PIMCO RAE Fundamental Emerging Markets Fund	23,456	197
PIMCO RAE Fundamental PLUS EMG Fund	88,829	696
PIMCO RAE Fundamental PLUS International Fund	33,248	249
PIMCO RAE Low Volatility PLUS EMG Fund	158,374	1,262
PIMCO RAE Low Volatility PLUS Fund	14,692	161
PIMCO RAE Low Volatility PLUS International Fund	59,817	548
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	14,596	128
PIMCO RAE Worldwide Long/Short PLUS Fund	68,151	636
PIMCO Real Return Asset Fund	38,272	315
PIMCO RealEstateRealReturn Strategy Fund	25,747	207
PIMCO Senior Floating Rate Fund	31,865	308
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	44,437	294
PIMCO StocksPLUS® International Fund (Unhedged)	10,367	56
PIMCO StocksPLUS® Short Fund	165,608	1,747
PIMCO Total Return Fund	8,696	89
PIMCO TRENDS Managed Futures Strategy Fund	3,572	35
PIMCO Unconstrained Bond Fund	13,883	141

Total Mutual Funds (Cost $14,033)		12,538

Total Investments in Affiliates (Cost $14,033)		12,538

Total Investments 116.8% (Cost $14,033)		$12,538
Other Assets and Liabilities, net (16.8%)		(1,799)

Net Assets 100.0%		$10,739

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Mutual Funds	$12,538	$0	$0	$12,538

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset Portfolio

March 31, 2016 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		$263

Total Short-Term Instruments (Cost $263)		263

Total Investments in Securities (Cost $263)		263

	SHARES
INVESTMENTS IN AFFILIATES 100.3%
MUTUAL FUNDS (a) 99.9%
PIMCO CommoditiesPLUS® Strategy Fund	6,294,921	33,804
PIMCO CommodityRealReturn Strategy Fund®	1,937,801	12,441
PIMCO Diversified Income Fund	201,968	2,050
PIMCO Emerging Local Bond Fund	10,880,841	78,451
PIMCO Emerging Markets Currency Fund	12,038,488	105,337
PIMCO High Yield Fund	3,700,328	30,972
PIMCO High Yield Spectrum Fund	3,762,856	34,693
PIMCO Income Fund	4,927,293	57,994
PIMCO Investment Grade Corporate Bond Fund	2,138,431	21,705
PIMCO Long Duration Total Return Fund	432	5
PIMCO Long-Term Credit Fund	200,515	2,286
PIMCO Long-Term U.S. Government Fund	4,754	30
PIMCO Low Duration Fund	1,058,063	10,443
PIMCO Mortgage Opportunities Fund	571,726	6,255
PIMCO RAE Fundamental Advantage PLUS Fund	1,438,366	13,952
PIMCO RAE Fundamental Emerging Markets Fund	2,843,985	23,918
PIMCO RAE Fundamental PLUS EMG Fund	6,072,720	47,549
PIMCO RAE Fundamental PLUS International Fund	1,808,854	13,530
PIMCO RAE Low Volatility PLUS EMG Fund	11,361,156	90,548
PIMCO RAE Low Volatility PLUS Fund	458,037	5,034
PIMCO RAE Low Volatility PLUS International Fund	4,147,285	37,989
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	1,953,843	17,116
PIMCO RAE Worldwide Long/Short PLUS Fund	5,717,160	53,341
PIMCO Real Return Asset Fund	5,741,582	47,196
PIMCO RealEstateRealReturn Strategy Fund	1,540,151	12,398
PIMCO Senior Floating Rate Fund	1,259,147	12,151
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	3,327,723	22,029
PIMCO StocksPLUS® International Fund (Unhedged)	391,254	2,101
PIMCO Total Return Fund	1,018,136	10,365
PIMCO TRENDS Managed Futures Strategy Fund	230,298	2,264
PIMCO Unconstrained Bond Fund	1,481,385	15,095

Total Mutual Funds (Cost $915,178)		823,042

EXCHANGE-TRADED FUNDS 0.1%
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	20,000	838

Total Exchange-Traded Funds (Cost $1,076)		838

SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS (a) 0.3%
PIMCO Government Money Market Fund	2,700,636	2,701

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	2,214	22

Total Short-Term Instruments (Cost $2,723)		2,723

Total Investments in Affiliates (Cost $918,977)		826,603

Total Investments 100.3% (Cost $919,240)		$826,866
Other Assets and Liabilities, net (0.3%)		(2,178)

Net Assets 100.0%		$824,688

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$263	U.S. Treasury Notes 1.625% - 3.125% due 04/30/2019 - 09/30/2021	$(269)	$263	$263

Total Repurchase Agreements						$(269)	$263	$263

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$263	$0	$263
	$0	$263	$0	$263

Investments in Affiliates, at Value
Mutual Funds	823,042	0	0	823,042
Exchange-Traded Funds	838	0	0	838
Short-Term Instruments
Mutual Funds	2,701	0	0	2,701
Central Funds Used for Cash Management Purposes	22	0	0	22

	$826,603	$0	$0	$826,603

Total Investments	$826,603	$263	$0	$826,866

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn® Strategy Portfolio

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 147.5%
CORPORATE BONDS & NOTES 12.4%
BANKING & FINANCE 10.0%
Ally Financial, Inc.
2.750% due 01/30/2017		$2,000	$1,995
3.250% due 02/13/2018		1,350	1,340
6.250% due 12/01/2017		300	313
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2054	EUR	200	232
Banco Santander S.A.
6.250% due 09/11/2021 (c)		100	102
Bank of America Corp.
3.875% due 08/01/2025		$500	521
4.100% due 07/24/2023		200	211
Bank of America N.A.
1.750% due 06/05/2018		2,500	2,501
Bank of New York Mellon Corp.
1.488% due 08/17/2020		600	598
Barclays Bank PLC
7.625% due 11/21/2022		2,000	2,154
Barclays PLC
8.000% due 12/15/2020 (c)	EUR	400	442
BPCE S.A.
1.188% due 11/18/2016		$2,800	2,803
Citigroup, Inc.
1.136% due 05/01/2017		6,800	6,792
2.650% due 10/26/2020		300	303
Credit Agricole S.A.
7.500% due 06/23/2026 (c)	GBP	1,000	1,263
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$300	299
Depfa ACS Bank
3.875% due 11/14/2016	EUR	100	116
Eksportfinans ASA
2.375% due 05/25/2016		$800	801
Goldman Sachs Group, Inc.
1.834% due 09/15/2020		1,600	1,590
2.399% due 02/25/2021		2,000	2,029
3.500% due 01/23/2025		200	202
HSBC Holdings PLC
2.874% due 03/08/2021		1,700	1,741
JPMorgan Chase & Co.
2.115% due 03/01/2021		4,800	4,876
Lloyds Bank PLC
1.750% due 05/14/2018		900	898
Lloyds Banking Group PLC
7.625% due 06/27/2023 (c)	GBP	200	279
Mitsubishi UFJ Financial Group, Inc.
2.515% due 03/01/2021		$600	612
Turkiye Garanti Bankasi A/S
3.124% due 04/20/2016		100	100

			35,113

INDUSTRIALS 0.9%
Cisco Systems, Inc.
1.236% due 02/21/2018		800	802
1.600% due 02/28/2019		800	812
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	800	831
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		$450	453
2.850% due 10/05/2018		450	458

			3,356

UTILITIES 1.5%
AT&T, Inc.
1.049% due 03/30/2017		3,150	3,149
BellSouth Corp.
4.821% due 04/26/2021		900	902
Petrobras Global Finance BV
2.238% due 05/20/2016		100	100
3.002% due 03/17/2017		100	97
4.875% due 03/17/2020		1,000	835

6.625% due 01/16/2034	GBP	100	95

			5,178

Total Corporate Bonds & Notes (Cost $44,387)			43,647

U.S. GOVERNMENT AGENCIES 3.8%
Fannie Mae
0.783% due 05/25/2042		$6	6
1.113% due 02/25/2041		631	637
1.522% due 10/01/2044		7	7
2.037% due 01/01/2036		86	90
2.336% due 07/01/2035		25	26
2.455% due 05/25/2035		54	57
2.641% due 11/01/2034		37	39
2.655% due 11/01/2035		17	18
Fannie Mae, TBA
3.000% due 05/01/2046		7,000	7,169
Freddie Mac
0.666% due 02/15/2019		76	76
0.693% due 08/25/2031		2	1
0.886% due 08/15/2033 - 09/15/2042		2,387	2,394
1.522% due 02/25/2045		84	89
2.239% due 09/01/2036 †		250	264
2.293% due 07/01/2036 †		204	215
2.409% due 10/01/2036 †		97	102
2.574% due 01/01/2034		7	7
NCUA Guaranteed Notes
0.888% due 10/07/2020		572	572
0.998% due 12/08/2020		1,075	1,077
Small Business Administration
5.510% due 11/01/2027		329	371

Total U.S. Government Agencies (Cost $13,119)			13,217

U.S. TREASURY OBLIGATIONS 97.2%
U.S. Treasury Bonds
2.500% due 02/15/2046		6,150	5,998
3.000% due 05/15/2045 †		80	86
3.000% due 11/15/2045		700	756
U.S. Treasury Floating Rate Notes
0.572% due 01/31/2018 (g)†		2,083	2,086
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017 (e)		30,884	31,248
0.125% due 04/15/2018 (e)		66,322	67,526
0.125% due 04/15/2019 (e)(g)		14,963	15,293
0.125% due 04/15/2020 (i)		3,025	3,091
0.125% due 01/15/2022 (e)		7,955	8,083
0.125% due 01/15/2023 (i)		718	725
0.125% due 07/15/2024		5,288	5,314
0.375% due 07/15/2023		2,647	2,730
0.375% due 07/15/2025 (i)		30	31
0.375% due 07/15/2025 †		2,897	2,963
0.625% due 07/15/2021 (e)		64,445	67,722
0.625% due 01/15/2024 (e)		6,295	6,563
0.625% due 02/15/2043 (i)		618	582
0.750% due 02/15/2042 (i)		839	816
1.250% due 07/15/2020 (e)		29,213	31,434
1.375% due 01/15/2020		5,100	5,463
1.375% due 02/15/2044 (i)		2,257	2,533
1.375% due 02/15/2044 †		102	114
1.625% due 01/15/2018 (i)		452	473
1.875% due 07/15/2019		4,383	4,768
2.125% due 01/15/2019 (g)(i)		2,317	2,503
2.125% due 02/15/2040 (i)		329	421
2.125% due 02/15/2041 (i)		108	140
2.375% due 01/15/2017 †(e)		16,565	17,077
2.375% due 01/15/2025		6,674	7,957
2.375% due 01/15/2027		1,480	1,810
2.500% due 07/15/2016 (g)(i)		3,097	3,154
2.500% due 07/15/2016 †		821	836
2.500% due 01/15/2029 †		6,047	7,608
2.625% due 07/15/2017 †(e)		28,578	30,106
3.625% due 04/15/2028 (i)		59	81
3.875% due 04/15/2029 (i)		749	1,074
3.875% due 04/15/2029 †		144	207
U.S. Treasury Notes
1.625% due 02/15/2026		2,870	2,830

Total U.S. Treasury Obligations (Cost $337,728)			342,202

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.2%
Banc of America Mortgage Trust
2.777% due 06/25/2035		140	133
2.858% due 11/25/2034		84	81

Banc of America Re-REMIC Trust
5.586% due 06/24/2050		232	234
BCAP LLC Trust
5.248% due 03/26/2037		420	407
5.250% due 08/26/2037		843	881
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 08/25/2035		26	26
2.785% due 01/25/2035		352	344
2.924% due 03/25/2035		20	21
3.090% due 03/25/2035		81	81
3.137% due 01/25/2035		359	361
3.237% due 03/25/2035		99	97
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035		51	51
2.650% due 09/25/2035		60	60
2.730% due 10/25/2035		490	484
2.932% due 09/25/2037 ^		557	504
Countrywide Alternative Loan Trust
0.603% due 05/25/2047		1,950	1,666
0.627% due 12/20/2046 ^		1,775	1,317
6.000% due 02/25/2037 ^		246	188
Countrywide Home Loan Mortgage Pass-Through Trust
2.621% due 11/19/2033		4	4
2.763% due 08/25/2034 ^		38	33
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		269	271
5.467% due 09/18/2039		474	474
DBUBS Mortgage Trust
3.386% due 07/10/2044		3,511	3,514
First Horizon Alternative Mortgage Securities Trust
2.375% due 06/25/2034		16	16
GreenPoint Mortgage Funding Trust
0.703% due 11/25/2045		11	10
GS Mortgage Securities Trust
3.849% due 12/10/2043		482	500
GSR Mortgage Loan Trust
2.974% due 01/25/2035		74	71
HarborView Mortgage Loan Trust
0.670% due 03/19/2036		62	44
IndyMac Mortgage Loan Trust
3.076% due 11/25/2035 ^		153	139
JPMorgan Mortgage Trust
2.768% due 02/25/2035		144	143
2.783% due 08/25/2035		91	90
2.788% due 07/25/2035		61	60
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		147	155
Marche Mutui SRL
0.175% due 02/25/2055	EUR	108	121
0.245% due 10/27/2065		21	24
2.095% due 01/27/2064		229	263
MASTR Adjustable Rate Mortgages Trust
2.812% due 11/21/2034		$46	46
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.176% due 09/15/2030		172	169
Merrill Lynch Mortgage Investors Trust
1.904% due 10/25/2035		177	172
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		96	100
Morgan Stanley Capital Trust
5.918% due 06/11/2049		21	21
RBSSP Resecuritization Trust
2.632% due 10/25/2035		1,773	1,789
Residential Accredit Loans, Inc. Trust
1.711% due 09/25/2045		169	136
Royal Bank of Scotland Capital Funding Trust
6.095% due 12/16/2049		338	350
Sequoia Mortgage Trust
0.632% due 07/20/2036		376	341
Structured Adjustable Rate Mortgage Loan Trust
1.751% due 01/25/2035		18	14
2.795% due 02/25/2034		22	22
2.824% due 12/25/2034		108	105
Structured Asset Mortgage Investments Trust
1.092% due 10/19/2034		24	23
Vornado DP LLC Trust
4.004% due 09/13/2028		1,500	1,595
WaMu Mortgage Pass-Through Certificates Trust
1.121% due 05/25/2047		290	241
2.579% due 08/25/2035		27	25
2.595% due 12/25/2035		215	197
Wells Fargo Mortgage-Backed Securities Trust
2.637% due 06/25/2033		77	76

2.830% due 03/25/2036 ^		199	188

Total Non-Agency Mortgage-Backed Securities (Cost $17,586)			18,478

ASSET-BACKED SECURITIES 4.8%
Aquilae CLO PLC
0.187% due 01/17/2023	EUR	60	67
Asset-Backed Securities Corp. Home Equity Loan Trust
0.598% due 03/25/2036		$232	217
CIFC Funding Ltd.
0.881% due 05/10/2021		1,056	1,045
0.895% due 03/01/2021		10	10
Cordatus CLO PLC
0.165% due 07/25/2024	EUR	305	340
0.968% due 01/30/2024	GBP	174	243
Countrywide Asset-Backed Certificates
0.613% due 07/25/2036		$595	586
0.686% due 04/25/2036		29	29
4.382% due 04/25/2036		255	258
Credit-Based Asset Servicing and Securitization LLC
0.553% due 07/25/2037		18	11
Dryden Leveraged Loan CDO
0.871% due 04/12/2020		393	390
Eaton Vance CDO PLC
0.045% due 02/22/2027	EUR	83	93
0.880% due 03/25/2026		$105	103
0.918% due 02/22/2027		955	959
0.960% due 03/25/2026		193	189
Elm CLO Ltd.
2.020% due 01/17/2023		2,053	2,068
First Franklin Mortgage Loan Trust
1.113% due 11/25/2035		1,507	1,506
GSAMP Trust
0.503% due 12/25/2036		68	35
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^		125	96
OneMain Financial Issuance Trust
2.470% due 09/18/2024		2,900	2,892
Penta CLO S.A.
0.172% due 06/04/2024	EUR	440	496
SLM Student Loan Trust
0.659% due 04/25/2019		$1,901	1,876
2.119% due 04/25/2023		2,606	2,579
Structured Asset Securities Corp. Mortgage Loan Trust
1.939% due 04/25/2035		363	343
Symphony CLO Ltd.
0.858% due 05/15/2019		387	384
Wood Street CLO BV
0.117% due 03/29/2021	EUR	7	8

Total Asset-Backed Securities (Cost $16,513)			16,823

SOVEREIGN ISSUES 12.6%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		100	107
Autonomous Community of Catalonia
4.950% due 02/11/2020		100	114
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (a)	BRL	8,000	2,153
0.000% due 10/01/2016 (a)		44,030	11,459
0.000% due 01/01/2017 (a)		17,000	4,288
Colombian TES
3.000% due 03/25/2033 (b)	COP	145,847	42
France Government International Bond
2.250% due 07/25/2020	EUR	1,803	2,360
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)		1,893	2,284
2.350% due 09/15/2019 (b)		218	273
2.350% due 09/15/2024 (b)		1,258	1,673
3.100% due 09/15/2026 (b)		104	151
Mexico Government International Bond
4.000% due 11/15/2040 (b)	MXN	1,122	69
4.000% due 11/08/2046 (b)		19,777	1,213
4.500% due 12/04/2025 (b)		23,319	1,528
4.500% due 11/22/2035 (b)		16,409	1,080
4.750% due 06/14/2018		9,975	581
New Zealand Government International Bond
5.500% due 04/15/2023	NZD	1,800	1,482
New Zealand Government International Inflation Linked Bond
2.000% due 09/20/2025		2,069	1,440
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	524	619
1.750% due 04/15/2020		755	957

Republic of Greece Government International Bond
3.000% due 02/24/2023		50	41
3.000% due 02/24/2024		50	41
3.000% due 02/24/2025		50	40
3.000% due 02/24/2026		50	39
3.000% due 02/24/2027		50	38
3.000% due 02/24/2028		50	37
3.000% due 02/24/2029		75	54
3.000% due 02/24/2030		75	53
3.000% due 02/24/2031		75	52
3.000% due 02/24/2032		75	52
3.000% due 02/24/2033		75	50
3.000% due 02/24/2034		75	49
3.000% due 02/24/2035		75	49
3.000% due 02/24/2036		125	81
3.000% due 02/24/2037		125	79
3.000% due 02/24/2038		125	80
3.000% due 02/24/2039		125	80
3.000% due 02/24/2040		125	80
3.000% due 02/24/2041		125	80
3.000% due 02/24/2042		125	80
4.750% due 04/17/2019		200	203
United Kingdom Gilt
0.125% due 03/22/2024 (b)(e)	GBP	1,617	2,566
0.125% due 03/22/2044 (b)		2,061	3,932
0.125% due 03/22/2046 (b)		1,064	2,067
0.125% due 03/22/2058 (b)		40	92
0.125% due 03/22/2068 (b)		104	274
0.375% due 03/22/2062 (b)		88	231

Total Sovereign Issues (Cost $44,489)			44,393

SHORT-TERM INSTRUMENTS 11.5%
CERTIFICATES OF DEPOSIT 0.8%
Banco Bilbao Vizcaya Argentaria S.A.
1.468% due 05/16/2016		$3,000	2,997

REPURCHASE AGREEMENTS (d) 10.7%			37,813

Total Short-Term Instruments (Cost $40,813)			40,810

Total Investments in Securities (Cost $514,635)			519,570

	SHARES
INVESTMENTS IN AFFILIATES 6.3%
SHORT-TERM INSTRUMENTS 6.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%
PIMCO Short-Term Floating NAV Portfolio III		2,254,401	22,276

Total Short-Term Instruments (Cost $22,270)			22,276

Total Investments in Affiliates (Cost $22,270)			22,276

Total Investments 153.8% (Cost $536,905)			$541,846
Financial Derivative Instruments (f)(h) (1.5%) (Cost or Premiums, net $(306))			(5,155)
Other Assets and Liabilities, net (52.3%)			(184,478)

Net Assets 100.0%			$352,213

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio I, Ltd., which is a 100% owned subsidiary of the Portfolio.

^	Security is in default.

(a)	Zero coupon bond.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.470% †	03/31/2016	04/01/2016	$9,000	U.S. Treasury Notes 1.500% due 03/31/2023	$(9,199)	$9,000	$9,000
BPG	0.460 †	03/31/2016	04/01/2016	9,000	U.S. Treasury Notes 1.750% due 05/15/2023	(9,207)	9,000	9,000
	0.480 †	03/31/2016	04/01/2016	2,000	Ginnie Mae 3.500% due 03/20/2045	(2,077)	2,000	2,000
DEU	0.470 †	03/31/2016	04/01/2016	7,000	U.S. Treasury Bonds 3.750% due 11/15/2043	(7,167)	7,000	7,000
SAL	0.500 †	03/31/2016	04/01/2016	2,700	U.S. Treasury Notes 1.625% due 11/30/2020	(2,765)	2,700	2,700
SSB	0.010 †	03/31/2016	04/01/2016	613	U.S. Treasury Notes 2.250% due 07/31/2021	(630)	613	613
TDM	0.460 †	03/31/2016	04/01/2016	7,500	U.S. Treasury Bonds 3.125% due 08/15/2044	(7,726)	7,500	7,500

Total Repurchase Agreements						$(38,771)	$37,813	$37,813

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GRE	0.680%	03/11/2016	04/07/2016	$(34,431)	$(34,445)

Total Reverse Repurchase Agreements					$(34,445)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPG	0.620%	04/01/2016	04/06/2016		$(48,275)	$(48,287)
GSC	0.660	03/17/2016	04/06/2016		(64,455)	(64,493)
MYI	0.729	01/21/2016	04/21/2016	GBP	(6,350)	(9,128)
TDM	0.599	01/08/2016	04/11/2016		$(58,140)	(58,204)
	0.609	02/04/2016	04/04/2016		(12,329)	(12,341)
	0.619	02/05/2016	04/05/2016		(974)	(975)
	0.639	02/08/2016	04/08/2016		(972)	(973)
	0.690	03/09/2016	04/08/2016		(3,930)	(3,934)

Total Sale-Buyback Transactions						$(198,335)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(205,437) at a weighted average interest rate of 0.584%.
(3)	Payable for sale-buyback transactions includes $(7) of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	5.500%	04/13/2046	$6,000	$(6,723)	$(6,731)

Total Short Sales				$(6,723)	$(6,731)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(e)	Securities with an aggregate market value of $235,722 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Crude December Futures †	$56.000	11/15/2017	6	$20	$21
Call - NYMEX Crude December Futures †	57.000	11/15/2017	3	10	10
Call - NYMEX Crude September Futures †	58.000	08/17/2017	7	21	18
Call - NYMEX Crude September Futures †	60.000	08/17/2017	3	7	7
Call - NYMEX Crude September Futures †	62.000	08/17/2017	9	19	17

				$77	$73

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$112.500	05/20/2016	187	$1	$1
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/20/2016	19	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.500	05/20/2016	122	1	2
Call - CBOT U.S. Treasury 30-Year Bond June Futures	205.000	05/20/2016	70	1	8

				$3	$11

Total Purchased Options				$80	$84

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX Crude December Futures †	$53.000	11/16/2016	6	$(12)	$(11)
Call - NYMEX Crude December Futures †	54.000	11/16/2016	3	(6)	(5)
Call - NYMEX Crude September Futures †	53.000	08/17/2016	3	(3)	(3)
Call - NYMEX Crude September Futures †	55.000	08/17/2016	16	(19)	(11)
Put - NYMEX Natural Gas August Futures †	1.900	07/26/2016	2	(3)	(2)
Put - NYMEX Natural Gas December Futures †	2.100	11/25/2016	3	(3)	(2)
Put - NYMEX Natural Gas December Futures †	2.200	11/25/2016	3	(4)	(2)
Put - NYMEX Natural Gas December Futures †	2.250	11/25/2016	17	(21)	(16)
Put - NYMEX Natural Gas December Futures †	2.350	11/25/2016	16	(21)	(20)
Put - NYMEX Natural Gas May Futures †	1.700	04/26/2016	4	(1)	(1)
Put - NYMEX Natural Gas May Futures †	1.750	04/26/2016	2	(1)	(1)
Call - NYMEX Natural Gas May Futures †	2.200	04/26/2016	3	(1)	(1)
Call - NYMEX Natural Gas May Futures †	2.250	04/26/2016	2	(1)	0
Put - NYMEX Natural Gas October Futures †	0.450	09/27/2016	1	(1)	(2)

				$(97)	$(77)

Total Written Options				$(97)	$(77)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2016	25	$(5)	$0	$0
90-Day Eurodollar December Futures	Short	12/2017	25	10	0	(3)
Aluminum July Futures †	Short	07/2016	24	(23)	0	0
Arabica Coffee December Futures †	Long	12/2016	7	2	1	0
Arabica Coffee May Futures †	Short	05/2016	7	(1)	0	(1)
Arabica Coffee September Futures †	Short	09/2016	6	0	0	(1)
Brent Crude August Futures †	Long	06/2016	4	(2)	1	0
Brent Crude December Futures †	Long	10/2016	46	149	11	0
Brent Crude December Futures †	Long	10/2017	35	38	7	0
Brent Crude December Futures †	Short	10/2018	6	(3)	0	(1)
Brent Crude July Futures †	Long	05/2016	16	58	4	0
Brent Crude June Futures †	Short	04/2016	51	(246)	0	(14)
Brent Crude June Futures †	Short	04/2017	11	(1)	0	(3)
Brent Crude June Futures †	Short	04/2018	10	(55)	0	(2)
Brent Crude March Futures †	Short	01/2018	1	(6)	0	0
Brent Crude September Futures †	Long	07/2016	11	12	3	0
Brent Crude September Futures †	Short	07/2017	25	(102)	0	(5)
Brent Dubai Swap April Futures †	Short	04/2016	1	1	0	0
Brent Dubai Swap June Futures †	Short	06/2016	1	0	0	0
Brent Dubai Swap May Futures †	Short	05/2016	1	1	0	0
Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond June Futures	Long	05/2016	34	0	0	0
Call Options Strike @ USD 45.000 on Brent Crude June Futures †	Short	04/2016	2	1	0	0
Call Options Strike @ USD 46.000 on Brent Crude June Futures †	Short	04/2016	1	0	0	0
Chicago Ethanol (Platts) December Futures †	Long	12/2016	7	(8)	0	(6)
Cocoa December Futures †	Long	12/2016	11	(3)	0	(4)
Cocoa July Futures †	Short	07/2016	11	3	3	0
Cocoa March Futures †	Long	03/2017	15	(45)	0	(3)
Cocoa September Futures †	Long	09/2016	12	(5)	0	(3)
Copper July Futures †	Long	07/2016	8	(20)	0	0
Copper May Futures †	Short	05/2016	3	(2)	1	0
Corn December Futures †	Short	12/2016	15	14	11	0
Corn July Futures †	Short	07/2016	39	46	31	0
Euro-Bobl June Futures	Short	06/2016	24	0	1	(1)
Euro-BTP Italy Government Bond June Futures	Short	06/2016	13	(31)	0	(4)
Euro-Bund 10-Year Bond June Futures	Short	06/2016	34	22	10	(2)
Euro-Mill Wheat December Futures †	Long	12/2016	3	(1)	0	(1)
Gas Oil December Futures †	Long	12/2016	4	(6)	1	0
Gas Oil December Futures †	Long	12/2017	14	(4)	5	0
Gas Oil July Futures †	Short	07/2016	12	8	0	(4)
Gas Oil June Futures †	Short	06/2017	13	16	0	(4)
Gas Oil June Futures †	Short	06/2018	5	(5)	0	(2)
Gold 100 oz. August Futures †	Long	08/2016	3	(8)	2	0
Gold 100 oz. June Futures †	Short	06/2016	19	21	0	(13)
Hard Red Spring Wheat May Futures †	Long	05/2016	7	14	5	0
Hard Red Winter Wheat July Futures †	Long	07/2016	2	(1)	1	0
Hard Red Winter Wheat May Futures †	Long	05/2016	5	5	3	0
Henry Hub Natural Gas April Futures †	Long	03/2017	30	6	0	(4)
Henry Hub Natural Gas March Futures †	Short	02/2017	31	(8)	6	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2017	64	5	0	(9)
Henry Hub Natural Gas Swap April Futures †	Long	03/2018	28	5	0	(2)
Henry Hub Natural Gas Swap April Futures †	Long	03/2019	3	(13)	0	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2019	3	(13)	0	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	1	0	0	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2019	3	(14)	0	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2019	3	(13)	0	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2018	3	(13)	0	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2019	3	(13)	0	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2019	3	(13)	0	0
Henry Hub Natural Gas Swap March Futures †	Short	02/2017	64	(7)	11	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2018	8	7	0	(1)
Henry Hub Natural Gas Swap March Futures †	Long	02/2019	3	(13)	0	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2019	3	(14)	0	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	1	0	0	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2019	3	(14)	0	0
Henry Hub Natural Gas Swap October Futures †	Short	09/2017	36	(11)	4	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2019	3	(14)	0	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2019	3	(14)	0	0
Lead July Futures †	Long	07/2016	7	(13)	0	0
Lean Hogs June Futures †	Short	06/2016	8	7	2	0
Lean Hogs October Futures †	Long	10/2016	8	(2)	0	(1)
Live Cattle August Futures †	Long	08/2016	13	(2)	6	0
Live Cattle December Futures †	Short	12/2016	1	(1)	0	(1)
Live Cattle February Futures †	Long	02/2017	1	1	1	0
Live Cattle June Futures †	Short	06/2016	13	12	0	(5)
LLS (Argus) versus WTI Spread Calendar Swap April Futures †	Long	04/2016	4	(1)	1	0
LLS (Argus) versus WTI Spread Calendar Swap August Futures †	Long	08/2016	2	(1)	0	0
LLS (Argus) versus WTI Spread Calendar Swap December Futures †	Long	12/2016	2	(1)	0	0
LLS (Argus) versus WTI Spread Calendar Swap July Futures †	Long	07/2016	2	(1)	0	0
LLS (Argus) versus WTI Spread Calendar Swap June Futures †	Long	06/2016	4	(2)	1	0
LLS (Argus) versus WTI Spread Calendar Swap May Futures †	Long	05/2016	4	(2)	1	0
LLS (Argus) versus WTI Spread Calendar Swap November Futures †	Long	11/2016	2	(1)	0	0
LLS (Argus) versus WTI Spread Calendar Swap October Futures †	Long	10/2016	2	(1)	0	0
LLS (Argus) versus WTI Spread Calendar Swap September Futures †	Long	09/2016	2	(1)	0	0
Natural Gas April Futures †	Long	03/2017	47	(10)	0	(26)
Natural Gas April Futures †	Long	03/2018	1	2	0	0
Natural Gas December Futures †	Short	11/2016	5	(1)	4	0
Natural Gas January Futures †	Short	12/2016	5	2	4	0
Natural Gas July Futures †	Short	06/2016	18	(10)	13	0
Natural Gas June Futures †	Long	05/2016	18	10	0	(10)
Natural Gas March Futures †	Short	02/2017	41	(13)	29	0
Natural Gas March Futures †	Short	02/2018	1	(3)	0	0
Natural Gas October Futures †	Short	09/2016	17	(1)	13	0
New York Harbor ULSD July Futures †	Short	06/2016	8	8	0	(4)
Nickel July Futures †	Long	07/2016	6	(8)	0	0
Platinum July Futures †	Long	07/2016	38	53	22	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	371	8	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	371	(39)	0	(2)
Put Options Strike @ USD 35.000 on Brent Crude June Futures †	Short	04/2016	2	0	0	0
Put Options Strike @ USD 36.000 on Brent Crude June Futures †	Short	04/2016	1	0	0	0
RBOB Gasoline August Futures †	Short	07/2016	13	(98)	8	0
RBOB Gasoline December Futures †	Short	11/2016	5	(35)	1	0
RBOB Gasoline July Futures †	Short	06/2016	4	3	3	0
RBOB Gasoline June Futures †	Short	05/2016	2	3	1	0
RBOB Gasoline May Futures †	Long	04/2016	15	(27)	0	(12)
RBOB Gasoline September Futures †	Short	09/2016	1	0	0	0
Silver July Futures †	Short	07/2016	3	(8)	0	(4)
Soybean May Futures †	Long	05/2017	1	0	0	0
Soybean November Futures †	Short	11/2016	1	0	0	0
Soybean Oil December Futures †	Long	12/2016	1	3	0	0
Soybean Oil May Futures †	Short	05/2016	1	(2)	0	0
Sugar No. 11 July Futures †	Long	06/2016	11	(7)	0	(6)
U.S. Treasury 5-Year Note June Futures	Long	06/2016	187	69	41	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	158	27	59	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2016	68	61	0	(66)
Wheat December Futures †	Short	12/2016	1	0	0	(1)
Wheat July Futures †	Short	07/2016	23	(1)	0	(11)
Wheat May Futures †	Short	05/2016	12	(5)	0	(6)
White Sugar August Futures †	Long	07/2016	3	10	0	(1)
WTI Crude August Futures †	Short	07/2016	4	0	0	(1)
WTI Crude December Futures †	Short	11/2016	28	(34)	0	(4)
WTI Crude December Futures †	Short	11/2017	54	(69)	0	(9)
WTI Crude June Futures †	Long	05/2017	30	7	3	0
WTI Crude June Futures †	Short	05/2018	21	39	0	(4)
WTI Crude March Futures †	Long	02/2017	14	(57)	1	0
WTI Crude March Futures †	Long	02/2018	33	(44)	6	0
WTI Crude September Futures †	Short	08/2016	8	(18)	0	(1)
WTI Crude September Futures †	Long	08/2017	37	92	5	0
Zinc July Futures †	Long	07/2016	3	(2)	0	0

Total Futures Contracts				$(430)	$347	$(268)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-25 5-Year Index	(1.000)%	12/20/2020	$7,900	$(42)	$9	$1	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017		$9,800	$(154)	$(88)	$0	$(1)
Pay	3-Month USD-LIBOR *	1.250	06/15/2018		11,000	77	83	4	0
Pay	3-Month USD-LIBOR	2.000	12/16/2020		3,500	156	146	6	0
Pay	3-Month USD-LIBOR	2.250	12/16/2022		25,700	1,608	1,430	62	0
Receive	3-Month USD-LIBOR *	3.000	09/16/2025		7,400	(307)	(285)	0	(15)
Receive	3-Month USD-LIBOR	2.233	09/16/2025		2,300	(127)	(127)	0	(8)
Receive	3-Month USD-LIBOR	2.225	09/16/2025		1,300	(71)	(71)	0	(5)
Receive	3-Month USD-LIBOR	2.350	10/02/2025		4,700	(350)	(320)	0	(17)
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		39,000	(1,228)	(1,026)	0	(80)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		6,400	(560)	(657)	0	(24)
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		25,200	(392)	(312)	0	(50)
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		8,050	(85)	(55)	0	(16)
Receive	3-Month USD-LIBOR *†	2.250	06/15/2026		15,000	(797)	(270)	0	(55)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		600	(49)	5	0	(4)
Pay	3-Month USD-LIBOR *	2.500	06/15/2046		600	45	(4)	4	0
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026	GBP	7,140	(26)	(75)	0	(13)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		4,270	(139)	(67)	0	(29)
Pay	28-Day MXN-TIIE	6.710	09/20/2029	MXN	10,300	19	(3)	1	0

						$(2,380)	$(1,696)	$77	$(317)

Total Swap Agreements						$(2,422)	$(1,687)	$78	$(317)

*	This security has a forward starting effective date.
(4)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.

(g)	Securities with an aggregate market value of $2,284 and cash of $3,444 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	05/2016		INR	37,052		$530	$0	$(25)
	05/2016			$1,382	TWD	46,173	54	0
BOA	04/2016		JPY	800		$7	0	0
	05/2016		CNH	18,958		2,890	0	(37)
	05/2016		NZD	4,175		2,764	0	(116)
	05/2016			$1,126	EUR	1,012	27	0
	05/2016			1	KRW	1,206	0	0
	05/2016			315	TWD	10,538	13	0
	10/2016		BRL	16,110		$4,035	0	(218)
	01/2017		CNH	3,313		480	0	(25)
BPS	04/2016		BRL	1,620		455	5	0
	04/2016			$432	BRL	1,620	19	0
	10/2016		BRL	1,300		$313	0	(30)
	01/2017			2,700		622	0	(74)
BRC	05/2016		MXN	48,600		2,727	0	(75)
	05/2016			$1	KRW	1,205	0	0
CBK	04/2016		BRL	2,269		$638	7	0
	04/2016		GBP	3,706		5,187	0	(136)
	04/2016			$625	BRL	2,269	6	0
	04/2016			1,950	GBP	1,407	71	0
	05/2016		CAD	396		$286	0	(19)
	05/2016		EUR	2,165		2,428	0	(38)
	05/2016		MXN	29,283		1,663	0	(25)
	05/2016	†		$286	CAD	395	19	0
	05/2016			3,559	EUR	3,148	28	0
	05/2016			5,267	INR	359,011	114	0
	06/2016			74	COP	228,799	2	0
	07/2016		BRL	4,400		$1,175	0	(18)
	10/2016			1,010		245	0	(22)
	01/2017		CNH	2,688		387	0	(23)
DUB	04/2016		GBP	7		10	0	0
	01/2017		BRL	3,300		763	0	(87)
FBF	05/2016			$376	KRW	453,606	19	0
GLM	04/2016		BRL	5,777		$1,444	0	(163)
	04/2016		GBP	360		503	0	(14)
	04/2016			$1,623	BRL	5,777	0	(16)
	04/2016			11,682	GBP	8,194	87	0
	05/2016		EUR	816		$917	0	(13)
	05/2016		GBP	7,586		10,834	0	(63)
	05/2016			$1,576	EUR	1,421	43	0
	05/2016			1,582	KRW	1,908,050	81	0
	06/2016		COP	763,202		$226	0	(27)
	10/2016		BRL	8,700		2,170	0	(127)
	01/2017			6,000		1,404	0	(142)
HUS	04/2016			3,461		960	0	(2)
	04/2016			$972	BRL	3,460	0	(10)
	05/2016			953		3,460	1	0
	05/2016			1,650	EUR	1,514	75	0
	05/2016			365	TWD	12,311	18	0
	07/2016		BRL	3,600		$961	0	(15)
JPM	04/2016			2,098		590	6	0
	04/2016			$578	BRL	2,098	5	0
	05/2016		AUD	509		$360	0	(29)
	05/2016		CNH	15,348		2,338	0	(32)
	05/2016		INR	131,447		1,887	0	(83)
	05/2016		KRW	4,054,068		3,369	0	(165)
	05/2016		TWD	108,112		3,272	0	(91)
	05/2016			$773	KRW	930,468	38	0
	05/2016			834	TWD	27,970	36	0
	10/2016		BRL	16,900		$4,046	0	(416)
	01/2017			5,000		1,176	0	(112)
MSB	04/2016			3,250		913	9	0
	04/2016			$817	BRL	3,250	87	0
	04/2016			371	GBP	261	4	0
	05/2016		ZAR	3,561		$246	6	0
	10/2016		BRL	10		2	0	0
SCX	04/2016		GBP	5,789		8,057	0	(257)
	05/2016		EUR	15,345		17,078	0	(403)
	05/2016		INR	65,663		941	0	(43)
	05/2016			$357	TWD	11,945	15	0
	05/2016			241	ZAR	3,590	0	0
	01/2017		CNH	5,653		$822	0	(39)
TDM	01/2017		BRL	3,300		754	0	(96)
UAG	05/2016		INR	124,067		1,783	0	(77)
	05/2016	†		$270	EUR	239	2	0
	05/2016			642	KRW	773,482	32	0

Total Forward Foreign Currency Contracts							$929	$(3,403)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	07/05/2016	$61,500	$21	$0
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018	2,900	198	172
FBF	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	3.400	12/05/2016	6,900	50	7
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016	23,200	18	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016	42,100	13	4
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	165,800	57	7
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016	24,700	23	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/23/2016	28,700	53	6
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/24/2016	28,300	51	6
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018	1,900	175	152
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018	600	60	49
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018	600	63	51
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019	2,700	255	244
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/11/2016	64,300	55	0
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	71,900	23	3

							$1,115	$701

*	The underlying security has a forward starting effective date.

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Copper June Futures †	$4,200.000	06/01/2016	$0	$8	$1

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae 3.000% due 04/01/2046	$72.313	04/06/2016	$6,000	$0	$0

Total Purchased Options					$1,123	$702

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600%	04/20/2016		$400	$(1)	$0
BRC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.900	04/20/2016		800	(1)	(1)
	Call - OTC CDX.IG-25 5-Year Index	Buy	0.950	04/20/2016		400	0	(1)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		400	(1)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		400	(1)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		700	(1)	0
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	06/15/2016	EUR	2,100	(3)	(2)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	06/15/2016		2,100	(4)	(4)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		$400	(1)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		800	(1)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		700	(2)	0
FBF	Call - OTC CDX.IG-25 5-Year Index	Buy	0.900	04/20/2016		400	0	(1)
MYC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.950	04/20/2016		800	(1)	(2)

							$(17)	$(11)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC EUR versus USD	$1.100	05/03/2016	EUR 1,710	$(8)	$(3)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$700	$(6)	$(3)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	12,100	(108)	(2)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	1,000	(13)	0
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	1,200	(1)	0
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	900	(9)	(3)
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,400	(63)	(18)
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	600	(4)	0
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	4,600	(52)	(48)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	2,000	(37)	(25)

						$(293)	$(99)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$14,500	$(204)	$(179)
FBF	Call - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.500	06/23/2016	24,200	(44)	(61)
	Put - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.100	06/23/2016	24,200	(29)	(12)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.300	04/25/2016	5,700	(22)	(40)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016	6,900	(55)	(114)
MYC	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.300	04/19/2016	6,600	(27)	(45)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	8,800	(175)	(140)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018	2,800	(60)	(47)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018	2,800	(63)	(48)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	12,800	(257)	(241)

							$(936)	$(927)

*	The underlying security has a forward starting effective date.

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC Copper June Futures †	$4,200.000	06/01/2016	$0	$(1)	$(2)
	Call - OTC Platgold Spread June Future †	220.000	05/31/2016	0	(1)	(1)
	Put - OTC Platgold Spread June Future †	320.000	05/31/2016	0	(1)	(1)
	Call - OTC Platgold Spread June Future †	210.000	06/24/2016	10	(2)	(1)
	Put - OTC Platgold Spread June Future †	310.000	06/24/2016	10	(1)	(1)

					$(6)	$(6)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Call - OTC SPGCENP Index †	2.338	05/03/2016	$1,200	$(4)	$0
	Call - OTC SPGCENP Index †	2.883	05/17/2016	650	(3)	0
	Call - OTC SPGCICP Index †	0.835	05/03/2016	5,100	(20)	0
	Call - OTC SPGCICP Index †	0.893	05/17/2016	2,480	(10)	0
	Call - OTC SPGCICP Index †	0.913	06/17/2016	1,470	(6)	0
	Call - OTC SPGCNGP Index †	2.481	05/03/2016	1,300	(3)	0
	Call - OTC SPGCNGP Index †	1.587	05/17/2016	1,590	(3)	0

					$(49)	$0

Total Written Options					$(1,309)	$(1,046)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	EURMARGIN 2Q3Q16 †	$6.630	09/30/2016	36,000	$33	$(33)	$0	$0
	Receive	EURMARGIN CAL16 †	6.400	12/31/2016	29,700	(12)	(1)	0	(13)
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	4,800	0	(3)	0	(3)
	Pay	GOLDLNPM Index †	1,103.500	09/14/2016	300	(7)	(33)	0	(40)
	Receive	PLTMLNPM Index †	960.100	09/14/2016	300	4	1	5	0
GST	Receive	EURMARGIN CAL16 †	5.700	12/31/2016	10,800	0	3	3	0
	Pay	GOLDLNPM Index †	1,102.000	07/11/2016	200	0	(27)	0	(27)
	Receive	OREXIO 3Q16 †	35.800	09/30/2016	1,500	2	14	16	0
	Receive	OREXIO 4Q16 †	35.500	12/31/2016	1,500	0	12	12	0
	Receive	PLTMLNPM Index †	860.470	07/11/2016	200	0	23	23	0
JPM	Receive	EURMARGIN 2Q3Q16 †	7.690	09/30/2016	12,000	0	(13)	0	(13)
	Receive	EURMARGIN 4Q16 †	3.700	12/31/2016	48,000	0	30	30	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	1,200	0	(1)	0	(1)
MAC	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	12,000	(13)	15	2	0
MYC	Receive	EURMARGIN CAL17 †	5.780	12/31/2017	4,800	0	(3)	0	(3)
	Receive	EURMARGIN CAL17 †	5.800	12/31/2017	2,400	0	(1)	0	(1)

						$7	$(17)	$91	$(101)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (4)	Notional Amount (5)	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
DUB	Cardinal Health, Inc.	(0.590)%	06/20/2017	0.048%	$400	$0	$(3)	$0	$(3)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Italy Government International Bond	1.000%	03/20/2019	0.820%		$4,300	$(74)	$98	$24	$0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	60	(1)	1	0	0

							$(75)	$99	$24	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$800	$(42)	$6	$0	$(36)
GST	CMBX.NA.AAA.8 Index	0.500	10/17/2057	300	(17)	3	0	(14)

					$(59)	$9	$0	$(50)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	600	$0	$67	$67	$0
	Receive	3-Month USD-CPURNSA Index	1.010	10/16/2017		$1,300	0	7	7	0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		300	0	0	0	0
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	800	4	78	82	0
	Receive	3-Month EUR-EXT-CPI Index	0.550	10/15/2017	EUR	100	0	(1)	0	(1)
	Receive	3-Month USD-CPURNSA Index	1.560	11/05/2016		$1,400	0	(28)	0	(28)
	Receive	3-Month USD-CPURNSA Index	1.825	11/29/2016		1,700	0	(46)	0	(46)
	Receive	3-Month USD-CPURNSA Index	2.250	07/15/2017		8,700	20	(520)	0	(500)
CBK	Pay	1-Month GBP-UKRPI	3.190	04/15/2030	GBP	1,500	0	83	83	0
	Pay	1-Month GBP-UKRPI	3.350	05/15/2030		1,400	0	133	133	0
	Pay	1-Month GBP-UKRPI	3.430	06/15/2030		700	1	77	78	0
	Receive	3-Month EUR-EXT-CPI Index	0.655	08/15/2018	EUR	100	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.640	09/15/2018		200	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		200	0	(2)	0	(2)
DUB	Pay	1-Month GBP-UKRPI	3.325	08/15/2030	GBP	800	2	59	61	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	300	0	(3)	0	(3)
	Receive	3-Month EUR-EXT-CPI Index	0.570	10/15/2017		100	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018		200	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		600	0	(7)	0	(7)
	Receive	3-Month USD-CPURNSA Index	1.485	11/19/2016		$28,300	0	(515)	0	(515)
	Receive	3-Month USD-CPURNSA Index	1.480	11/20/2016		4,500	0	(81)	0	(81)
	Receive	3-Month USD-CPURNSA Index	1.473	11/21/2016		3,800	0	(68)	0	(68)
	Receive	3-Month USD-CPURNSA Index	1.845	11/29/2016		4,700	0	(130)	0	(130)
	Receive	3-Month USD-CPURNSA Index	1.825	11/29/2016		1,200	0	(33)	0	(33)
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022		1,200	10	(150)	0	(140)
	Receive	3-Month USD-CPURNSA Index	2.560	05/08/2023		13,100	0	(1,588)	0	(1,588)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	300	0	29	29	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		100	0	28	28	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		100	0	20	20	0
	Receive	3-Month EUR-EXT-CPI Index	0.615	09/15/2018	EUR	200	0	(2)	0	(2)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	660	0	37	37	0
	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		500	2	49	51	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		5,000	(16)	394	378	0
	Pay	1-Month GBP-UKRPI	3.358	04/15/2035		300	0	27	27	0
	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018	EUR	100	0	(1)	0	(1)
	Receive	3-Month USD-CPURNSA Index	2.415	02/12/2017		$2,900	0	(158)	0	(158)
JPM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	0	10	10	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030		600	0	37	37	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	400	0	(4)	0	(4)
MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	1,200	0	104	104	0
	Receive	3-Month USD-CPURNSA Index	1.533	11/07/2016		$13,500	1	(264)	0	(263)
UAG	Receive	3-Month EUR-EXT-CPI Index	0.525	10/15/2017	EUR	900	0	(8)	0	(8)
	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018		400	0	(4)	0	(4)

							$24	$(2,380)	$1,232	$(3,588)

Total Return Swaps on Commodity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	BCOMTR Index †	232,579	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	$36,966	$1	$1	$0
BPS	Receive	BCOMF1T Index †	20,831	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	6,417	12	12	0
	Receive	BCOMTR Index †	82,152	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	13,058	0	0	0
CBK	Receive	BCOMF1T Index †	105	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	32	0	0	0
	Pay	BCOMF2 Index †	11,689	0.120%	08/15/2016	2,037	(5)	0	(5)
	Pay	BCOMF3 Index †	11,278	0.120%	08/15/2016	2,044	(9)	0	(9)
	Receive	BCOMTR Index †	285,031	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	45,302	2	2	0
	Receive	BCOMTR2 Index †	56,759	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	9,881	1	1	0
	Receive	BCOMTR211A Index †	9,173	0.170%	08/15/2016	2,064	8	8	0
	Receive	BCOMTR311A Index †	8,289	0.170%	08/15/2016	2,066	9	9	0
	Receive	BCOMTREXW Index †	226,188	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	17,717	(12)	0	(12)
FBF	Receive	BCOMTR Index †	125,200	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	19,899	1	1	0
GLM	Receive	BCOMF1T Index †	8,360	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	2,575	5	5	0
	Receive	BCOMTR Index †	50,917	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	8,093	0	0	0
	Receive	BCOMTR11A Index †	140,382	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	29,742	(3)	0	(3)
	Pay	SPGCINP Index †	988	-0.050%	08/15/2016	142	1	1	0
JPM	Receive	BCOMF1T Index †	672	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	207	0	0	0
	Receive	BCOMTR Index †	140,686	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	22,360	1	1	0
	Receive	JMABDEWE Index †	6,612	0.300%	08/15/2016	5,947	121	121	0
	Receive	JMABFNJ1 Index †	100,821	0.700%	08/15/2016	10,723	(96)	0	(96)
	Receive	JMABNICP Index †	12,178	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	4,856	44	44	0
MAC	Receive	BCOMTR Index †	51,498	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	8,230	(44)	0	(44)
	Receive	BCOMTR1 Index †	113,048	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	9,965	0	0	0
	Receive	BCOMTR2 Index †	64,987	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	5,521	1	1	0
MYC	Receive	BCOMTR1 Index †	232,041	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	40,671	1	1	0
	Receive	BCOMTR2 Index †	410,300	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	70,830	17	17	0

							$56	$225	$(169)

(7)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	GOLDLNPM Index (8)†	7.784%	03/24/2020	$358	$0	$6	$6	$0
	Pay	GOLDLNPM Index (8)†	7.840	04/06/2020	178	0	3	3	0
	Pay	GOLDLNPM Index (8)†	7.840	04/09/2020	179	0	3	3	0
	Pay	GOLDLNPM Index (8)†	7.896	04/14/2020	178	0	3	3	0
	Pay	GOLDLNPM Index (8)†	7.981	04/22/2020	1,416	0	25	25	0
	Pay	GOLDLNPM Index (8)†	8.585	04/27/2020	1,024	0	24	24	0
	Pay	GOLDLNPM Index (8)†	8.703	04/28/2020	339	0	8	8	0
	Pay	GOLDLNPM Index (8)†	7.023	07/29/2020	943	0	19	19	0
	Pay	GOLDLNPM Index (8)†	7.840	09/09/2020	179	0	2	2	0
JPM	Pay	GOLDLNPM Index (8)†	10.890	04/29/2020	303	0	14	14	0
	Pay	GOLDLNPM Index (8)†	11.156	05/07/2020	599	0	29	29	0
	Pay	GOLDLNPM Index (8)†	9.000	07/24/2020	333	0	9	9	0
MYC	Pay	GOLDLNPM Index (8)†	5.406	04/21/2016	910	0	26	26	0
	Pay	NYMEX Natural Gas May Futures (8)†	23.620	04/26/2016	25	0	1	1	0
	Pay	NYMEX Natural Gas May Futures (8)†	23.717	04/26/2016	25	0	1	1	0
	Receive	SLVRLND Index (8)†	9.151	04/21/2016	700	0	(19)	0	(19)

						$0	$154	$173	$(19)

Total Swap Agreements						$(103)	$(2,082)	$1,745	$(3,930)

(8)	Variance Swap

(i)	Securities with an aggregate market value of $5,060 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$35,113	$0	$35,113
Industrials	0	3,356	0	3,356
Utilities	0	5,178	0	5,178
U.S. Government Agencies	0	13,217	0	13,217
U.S. Treasury Obligations	0	342,202	0	342,202
Non-Agency Mortgage-Backed Securities	0	18,478	0	18,478
Asset-Backed Securities	0	16,823	0	16,823
Sovereign Issues	0	44,393	0	44,393
Short-Term Instruments
Certificates of Deposit	0	2,997	0	2,997
Repurchase Agreements	0	37,813	0	37,813
	$0	$519,570	$0	$519,570

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,276	$0	$0	$22,276

Total Investments	$22,276	$519,570	$0	$541,846

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,731)	$0	$(6,731)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	420	89	0	509
Over the counter	0	3,376	0	3,376
	$420	$3,465	$0	$3,885

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(345)	(317)	0	(662)
Over the counter	0	(8,375)	(4)	(8,379)

	$(345)	$(8,692)	$(4)	$(9,041)

Totals	$22,351	$507,612	$(4)	$529,959

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Portfolio

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.8%
ANGOLA 0.3%
SOVEREIGN ISSUES 0.3%
Angolan Government International Bond
9.500% due 11/12/2025		$800	$731

Total Angola (Cost $766)			731

ARGENTINA 0.6%
SOVEREIGN ISSUES 0.6%
Argentina Bonar Bonds
8.750% due 05/07/2024 (g)		$300	311
Provincia de Buenos Aires
9.125% due 03/16/2024		800	824
9.950% due 06/09/2021		300	316
10.875% due 01/26/2021		200	218

Total Argentina (Cost $1,622)			1,669

AZERBAIJAN 0.4%
CORPORATE BONDS & NOTES 0.2%
Southern Gas Corridor CJSC
6.875% due 03/24/2026		$600	602

SOVEREIGN ISSUES 0.2%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		600	573

Total Azerbaijan (Cost $1,185)			1,175

BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
Ooredoo International Finance Ltd.
4.500% due 01/31/2043		$500	506

Total Bermuda (Cost $489)			506

BRAZIL 11.8%
CORPORATE BONDS & NOTES 7.4%
Banco do Brasil S.A.
3.875% due 10/10/2022		$2,125	1,840
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		450	420
Banco Santander Brasil S.A.
4.625% due 02/13/2017		1,400	1,429
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros
5.500% due 07/16/2020		500	519
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		1,500	1,286
BRF S.A.
3.950% due 05/22/2023		1,500	1,410
Caixa Economica Federal
4.500% due 10/03/2018		500	489
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,500	1,447
CSN Islands Corp.
6.875% due 09/21/2019		200	112
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		400	387
Petrobras Global Finance BV
2.762% due 01/15/2019		600	489
3.000% due 01/15/2019		100	86
3.250% due 04/01/2019	EUR	100	96
5.750% due 01/20/2020		$9,750	8,424
6.750% due 01/27/2041		200	144
6.850% due 06/05/2115		600	415
6.875% due 01/20/2040		200	145
7.875% due 03/15/2019		800	769

Samarco Mineracao S.A.
5.750% due 10/24/2023		400	244

			20,151

SOVEREIGN ISSUES 4.4%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		600	600
6.369% due 06/16/2018		840	871
6.500% due 06/10/2019		830	860
Brazil Government International Bond
5.000% due 01/27/2045		2,210	1,779
5.625% due 01/07/2041		50	44
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (d)	BRL	4,000	1,076
0.000% due 01/01/2018 (d)		21,300	4,739
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		38	10
10.000% due 01/01/2021		8,000	1,954

			11,933

Total Brazil (Cost $36,565)			32,084

CAYMAN ISLANDS 1.4%
CORPORATE BONDS & NOTES 1.4%
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (d)		$68	64
0.000% due 11/30/2025 (d)		373	281
0.000% due 05/15/2030 (d)		800	460
Lamar Funding Ltd.
3.958% due 05/07/2025		1,100	991
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		1,000	1,000
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		707	230
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		1,444	332
6.750% due 10/01/2023		1,231	283
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (d)		67	64

Total Cayman Islands (Cost $6,181)			3,705

CHILE 2.7%
CORPORATE BONDS & NOTES 2.6%
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		$1,000	1,071
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		400	344
4.500% due 09/16/2025 (g)		1,300	1,331
4.875% due 11/04/2044		600	567
Corpbanca S.A.
3.875% due 09/22/2019		600	616
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024		1,500	1,482
GNL Quintero S.A.
4.634% due 07/31/2029		800	809
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		1,000	875

			7,095

SOVEREIGN ISSUES 0.1%
Chile Government International Bond
3.625% due 10/30/2042		150	142

Total Chile (Cost $7,342)			7,237

CHINA 1.1%
CORPORATE BONDS & NOTES 1.1%
CCCI Treasure Ltd.
3.500% due 04/21/2020 (e)		$800	800
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		600	637
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024		700	749
4.875% due 05/17/2042		500	542
Three Gorges Finance Cayman Islands Ltd.
3.700% due 06/10/2025		300	318

Total China (Cost $2,892)			3,046

COLOMBIA 2.8%
CORPORATE BONDS & NOTES 2.0%
Ecopetrol S.A.
4.125% due 01/16/2025	$300	255
5.875% due 09/18/2023	2,000	1,977
5.875% due 05/28/2045	1,900	1,505
7.375% due 09/18/2043	900	828
7.625% due 07/23/2019	800	878

		5,443

SOVEREIGN ISSUES 0.8%
Colombia Government International Bond
2.625% due 03/15/2023	1,600	1,492
8.125% due 05/21/2024	300	375
10.375% due 01/28/2033	225	322

		2,189

Total Colombia (Cost $8,161)		7,632

COSTA RICA 0.3%
SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bond
4.250% due 01/26/2023	$400	367
4.375% due 04/30/2025	200	176
5.625% due 04/30/2043	400	309

Total Costa Rica (Cost $1,000)		852

DOMINICAN REPUBLIC 0.4%
SOVEREIGN ISSUES 0.4%
Dominican Republic International Bond
5.500% due 01/27/2025	$700	703
6.850% due 01/27/2045	400	398

Total Dominican Republic (Cost $1,126)		1,101

EL SALVADOR 1.9%
SOVEREIGN ISSUES 1.9%
El Salvador Government International Bond
5.875% due 01/30/2025	$3,300	2,862
6.375% due 01/18/2027	400	348
7.625% due 02/01/2041	360	307
7.650% due 06/15/2035	2,045	1,800

Total El Salvador (Cost $6,398)		5,317

ETHIOPIA 0.1%
SOVEREIGN ISSUES 0.1%
Ethiopia International Bond
6.625% due 12/11/2024	$200	185

Total Ethiopia (Cost $200)		185

GABON 0.4%
SOVEREIGN ISSUES 0.4%
Gabon Government International Bond
6.375% due 12/12/2024	$1,202	1,004

Total Gabon (Cost $1,174)		1,004

GUATEMALA 0.7%
SOVEREIGN ISSUES 0.7%
Guatemala Government International Bond
4.875% due 02/13/2028	$610	619
5.750% due 06/06/2022	1,260	1,380

Total Guatemala (Cost $1,905)		1,999

HONG KONG 1.2%
CORPORATE BONDS & NOTES 1.2%
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020		$600	602
CNOOC Finance Ltd.
3.875% due 05/02/2022		700	732
CNOOC Finance USA LLC
3.500% due 05/05/2025		200	197
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		700	726
CNPC General Capital Ltd.
2.750% due 05/14/2019		500	508
Nexen Energy ULC
6.400% due 05/15/2037		50	57
7.500% due 07/30/2039		450	582

Total Hong Kong (Cost $3,313)			3,404

HUNGARY 0.2%
CORPORATE BONDS & NOTES 0.2%
MFB Magyar Fejlesztesi Bank Zrt
6.250% due 10/21/2020		$500	554

SOVEREIGN ISSUES 0.0%
Hungary Government International Bond
5.375% due 02/21/2023		100	111

Total Hungary (Cost $597)			665

INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
ICICI Bank Ltd.
4.750% due 11/25/2016		$500	510

Total India (Cost $500)			510

INDONESIA 9.0%
CORPORATE BONDS & NOTES 3.3%
Majapahit Holding BV
7.250% due 06/28/2017		$700	745
7.750% due 01/20/2020		1,340	1,534
7.875% due 06/29/2037		700	826
Pelabuhan Indonesia PT
4.250% due 05/05/2025		400	384
4.875% due 10/01/2024		500	506
5.375% due 05/05/2045		200	178
Pertamina Persero PT
4.300% due 05/20/2023		1,500	1,467
6.000% due 05/03/2042		1,500	1,377
6.450% due 05/30/2044		2,100	2,051

			9,068

SOVEREIGN ISSUES 5.7%
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	300	352
4.625% due 04/15/2043		$600	567
4.750% due 01/08/2026		3,400	3,571
5.125% due 01/15/2045		200	199
5.250% due 01/17/2042		400	404
6.625% due 02/17/2037		900	1,046
6.750% due 01/15/2044		2,400	2,907
6.875% due 03/09/2017		3,200	3,363
7.750% due 01/17/2038		100	129
11.625% due 03/04/2019		2,500	3,142

			15,680

Total Indonesia (Cost $24,138)			24,748

IRELAND 1.9%
CORPORATE BONDS & NOTES 1.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$1,100	1,218

Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022	300	278
6.604% due 02/03/2021	1,300	1,357
Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018	900	909
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022	1,400	1,376

Total Ireland (Cost $5,004)		5,138

ISRAEL 0.4%
CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$300	333

SOVEREIGN ISSUES 0.3%
Israel Government International Bond
4.500% due 01/30/2043	800	851

Total Israel (Cost $1,100)		1,184

IVORY COAST 0.2%
SOVEREIGN ISSUES 0.2%
Ivory Coast Government International Bond
5.375% due 07/23/2024	$600	553

Total Ivory Coast (Cost $590)		553

JAMAICA 0.2%
SOVEREIGN ISSUES 0.2%
Jamaica Government International Bond
6.750% due 04/28/2028	$200	205
7.875% due 07/28/2045	200	204

Total Jamaica (Cost $400)		409

KAZAKHSTAN 4.5%
CORPORATE BONDS & NOTES 3.1%
Intergas Finance BV
6.375% due 05/14/2017	$300	309
KazMunayGas National Co. JSC
7.000% due 05/05/2020	4,350	4,585
9.125% due 07/02/2018	2,000	2,188
Samruk-Energy JSC
3.750% due 12/20/2017	1,400	1,354

		8,436

SOVEREIGN ISSUES 1.4%
Kazakhstan Government International Bond
3.875% due 10/14/2024 (g)	900	864
4.875% due 10/14/2044	800	705
5.125% due 07/21/2025	1,000	1,033
6.500% due 07/21/2045	1,100	1,146

		3,748

Total Kazakhstan (Cost $12,148)		12,184

LUXEMBOURG 6.1%
CORPORATE BONDS & NOTES 6.1%
ContourGlobal Power Holdings S.A.
7.125% due 06/01/2019	$200	195
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	1,800	1,664
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021	2,580	2,673
6.510% due 03/07/2022	750	787
7.288% due 08/16/2037	460	502
9.250% due 04/23/2019	1,000	1,137
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017	1,920	1,956
6.299% due 05/15/2017	1,640	1,682
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	1,000	1,025
5.717% due 06/16/2021	600	616
6.125% due 02/07/2022	3,700	3,841

Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		600	629

Total Luxembourg (Cost $16,712)			16,707

MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
4.500% due 03/18/2045		$200	209

Total Malaysia (Cost $198)			209

MEXICO 13.8%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)		5,259	0

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 11.2%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	6,000	332
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$3,000	2,978
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,250	1,372
6.750% due 09/30/2022		500	556
Cemex S.A.B. de C.V.
4.750% due 01/11/2022	EUR	200	221
6.125% due 05/05/2025		$700	656
Comision Federal de Electricidad
4.875% due 05/26/2021		900	951
4.875% due 01/15/2024		800	826
6.125% due 06/16/2045		600	599
Desarrolladora Homex S.A.B. de C.V.
9.750% due 03/25/2020 ^		125	1
Grupo Televisa S.A.B.
5.000% due 05/13/2045		200	183
Petroleos Mexicanos
4.875% due 01/24/2022		3,100	3,084
5.500% due 06/27/2044		1,940	1,625
5.750% due 03/01/2018		3,000	3,165
6.375% due 01/23/2045		500	466
6.500% due 06/02/2041		8,720	8,253
6.625% due 06/15/2038		700	667
6.875% due 08/04/2026		1,100	1,194
8.000% due 05/03/2019		3,000	3,349
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		100	1

			30,479

SOVEREIGN ISSUES 2.6%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	1,000	993
4.600% due 01/23/2046		$1,108	1,085
4.750% due 03/08/2044		350	350
5.550% due 01/21/2045		2,520	2,800
5.750% due 10/12/2110		700	712
6.050% due 01/11/2040		548	645
7.250% due 12/15/2016	MXN	8,600	509

			7,094

Total Mexico (Cost $39,417)			37,573

MONGOLIA 0.3%
SOVEREIGN ISSUES 0.3%
Mongolia Government International Bond
4.125% due 01/05/2018		$500	460
5.125% due 12/05/2022		530	414

Total Mongolia (Cost $1,024)			874

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond
5.250% due 10/29/2025		$300	291

Total Namibia (Cost $297)			291

NETHERLANDS 1.7%
CORPORATE BONDS & NOTES 1.7%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		$1,400	1,029
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		2,300	2,274
6.950% due 07/10/2042		500	443
7.000% due 05/11/2016		1,000	1,005

Total Netherlands (Cost $5,206)			4,751

PANAMA 2.5%
SOVEREIGN ISSUES 2.5%
Panama Government International Bond
4.000% due 09/22/2024		$800	844
4.300% due 04/29/2053		2,600	2,444
8.875% due 09/30/2027		780	1,121
9.375% due 04/01/2029		1,553	2,322

Total Panama (Cost $6,103)			6,731

PARAGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Paraguay Government International Bond
4.625% due 01/25/2023		$200	204
6.100% due 08/11/2044		400	409

Total Paraguay (Cost $606)			613

PERU 0.7%
CORPORATE BONDS & NOTES 0.2%
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$200	204
Union Andina de Cementos S.A.A.
5.875% due 10/30/2021		300	301

			505

SOVEREIGN ISSUES 0.5%
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023		400	390
Peru Government International Bond
2.750% due 01/30/2026	EUR	400	458
Peru Government International Bond
8.750% due 11/21/2033		$394	583

			1,431

Total Peru (Cost $1,851)			1,936

PHILIPPINES 0.6%
CORPORATE BONDS & NOTES 0.6%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024		$1,300	1,733

Total Philippines (Cost $1,696)			1,733

POLAND 1.9%
SOVEREIGN ISSUES 1.9%
Poland Government International Bond
3.250% due 04/06/2026 (a)		$5,300	5,260

Total Poland (Cost $5,260)			5,260

QATAR 0.2%
CORPORATE BONDS & NOTES 0.2%
Nakilat, Inc.
6.067% due 12/31/2033		$100	113
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		350	383

Total Qatar (Cost $443)			496

ROMANIA 0.1%
SOVEREIGN ISSUES 0.1%
Romania Government International Bond
2.750% due 10/29/2025	EUR	200	235
Romania Government International Bond
6.125% due 01/22/2044		$100	122

Total Romania (Cost $342)			357

RUSSIA 0.9%
CORPORATE BONDS & NOTES 0.3%
SCF Capital Ltd.
5.375% due 10/27/2017		$300	305
VimpelCom Holdings BV
5.200% due 02/13/2019		400	404

			709

SOVEREIGN ISSUES 0.6%
Russia Government International Bond
5.625% due 04/04/2042		1,500	1,521
5.875% due 09/16/2043		200	207

			1,728

Total Russia (Cost $2,372)			2,437

SENEGAL 0.1%
SOVEREIGN ISSUES 0.1%
Senegal Government International Bond
8.750% due 05/13/2021		$200	217

Total Senegal (Cost $211)			217

SLOVENIA 1.2%
SOVEREIGN ISSUES 1.2%
Slovenia Government International Bond
5.250% due 02/18/2024		$1,300	1,459
5.850% due 05/10/2023		1,500	1,733

Total Slovenia (Cost $3,039)			3,192

SOUTH AFRICA 2.0%
CORPORATE BONDS & NOTES 1.7%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$500	495
6.500% due 04/15/2040		100	84
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		2,000	1,849
6.750% due 08/06/2023		700	649
7.125% due 02/11/2025		1,000	928
Myriad International Holdings BV
5.500% due 07/21/2025		600	606

			4,611

SOVEREIGN ISSUES 0.3%
South Africa Government International Bond
3.750% due 07/24/2026	EUR	300	333
4.665% due 01/17/2024		$100	101

5.375% due 07/24/2044		500	496

			930

Total South Africa (Cost $6,041)			5,541

SPAIN 1.6%
SOVEREIGN ISSUES 1.6%
Spain Government International Bond
2.750% due 10/31/2024	EUR	3,500	4,465

Total Spain (Cost $4,152)			4,465

SRI LANKA 1.1%
CORPORATE BONDS & NOTES 0.2%
National Savings Bank
5.150% due 09/10/2019		$500	469

SOVEREIGN ISSUES 0.9%
Sri Lanka Government International Bond
5.125% due 04/11/2019		500	491
6.125% due 06/03/2025		1,100	1,012
6.250% due 07/27/2021		568	557
6.850% due 11/03/2025		400	383

			2,443

Total Sri Lanka (Cost $2,959)			2,912

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Africa Finance Corp.
4.375% due 04/29/2020		$400	409

Total Supranational (Cost $397)			409

TRINIDAD AND TOBAGO 0.5%
CORPORATE BONDS & NOTES 0.5%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$921	875
9.750% due 08/14/2019		400	415

Total Trinidad and Tobago (Cost $1,347)			1,290

TURKEY 3.8%
CORPORATE BONDS & NOTES 0.4%
Export Credit Bank of Turkey
5.875% due 04/24/2019		$400	420
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		377	358
Turkiye Garanti Bankasi A/S
3.124% due 04/20/2016		400	401

			1,179

SOVEREIGN ISSUES 3.4%
Turkey Government International Bond
4.875% due 04/16/2043		1,100	1,024
6.000% due 01/14/2041		600	649
6.750% due 05/30/2040		1,700	1,999
7.000% due 03/11/2019		1,500	1,663
7.250% due 03/05/2038		700	865
7.500% due 11/07/2019		1,400	1,600
8.000% due 02/14/2034		1,100	1,441

			9,241

Total Turkey (Cost $9,790)			10,420

UKRAINE 0.4%
SOVEREIGN ISSUES 0.4%
Ukraine Government International Bond
7.750% due 09/01/2019		$100	94
7.750% due 09/01/2020		100	94
7.750% due 09/01/2021		200	186
7.750% due 09/01/2023		100	91
7.750% due 09/01/2024		200	180

7.750% due 09/01/2026	100	89
7.750% due 09/01/2027	300	265

Total Ukraine (Cost $989)		999

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.3%
DP World Ltd.
3.250% due 05/18/2020	$300	302
6.850% due 07/02/2037	600	615

Total United Arab Emirates (Cost $820)		917

UNITED KINGDOM 0.2%
CORPORATE BONDS & NOTES 0.2%
HBOS PLC
6.750% due 05/21/2018	$400	434

Total United Kingdom (Cost $400)		434

UNITED STATES 1.7%
CORPORATE BONDS & NOTES 1.5%
California Resources Corp.
8.000% due 12/15/2022	$492	191
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020	400	427
Rio Oil Finance Trust
9.250% due 07/06/2024	3,650	2,299
9.750% due 01/06/2027	1,450	877
Terraform Global Operating LLC
9.750% due 08/15/2022	300	228

		4,022

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
American Home Mortgage Investment Trust
2.381% due 09/25/2045	10	10
Banc of America Commercial Mortgage Trust
5.543% due 06/10/2049	161	165
5.741% due 02/10/2051	135	140
Banc of America Mortgage Trust
2.899% due 02/25/2036 ^	4	3
Bear Stearns Adjustable Rate Mortgage Trust
2.799% due 01/25/2035	4	4
3.004% due 05/25/2047 ^	32	29
Citigroup Mortgage Loan Trust, Inc.
2.932% due 09/25/2037 ^	65	59
GSR Mortgage Loan Trust
2.910% due 01/25/2036 ^	12	11
Morgan Stanley Mortgage Loan Trust
2.292% due 06/25/2036	5	5
WaMu Mortgage Pass-Through Certificates Trust
2.546% due 02/25/2037 ^	40	36
Wells Fargo Mortgage-Backed Securities Trust
2.807% due 07/25/2036 ^	13	12

		474

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
4.496% due 03/01/2036	40	40

Total United States (Cost $6,891)		4,536

URUGUAY 1.0%
SOVEREIGN ISSUES 1.0%
Uruguay Government International Bond
4.375% due 10/27/2027	$1,054	1,085
Uruguay Government International Bond
4.500% due 08/14/2024	257	274
5.100% due 06/18/2050	400	373
7.625% due 03/21/2036	700	896

Total Uruguay (Cost $2,445)		2,628

VENEZUELA 3.2%
CORPORATE BONDS & NOTES 1.5%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017	$2,610	1,333
5.375% due 04/12/2027	5,490	1,756
5.500% due 04/12/2037	3,050	978
8.500% due 11/02/2017	53	28

		4,095

SOVEREIGN ISSUES 1.7%
Venezuela Government International Bond
7.000% due 03/31/2038	300	102
7.650% due 04/21/2025	1,130	381
7.750% due 10/13/2019	5,890	2,238
8.250% due 10/13/2024	3,850	1,328
9.000% due 05/07/2023	800	284
9.250% due 05/07/2028	750	268
9.375% due 01/13/2034	40	15

		4,616

Total Venezuela (Cost $18,439)		8,711

VIRGIN ISLANDS (BRITISH) 3.0%
CORPORATE BONDS & NOTES 3.0%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$1,150	1,047
GTL Trade Finance, Inc.
5.893% due 04/29/2024	1,462	1,195
7.250% due 04/16/2044	200	157
QGOG Constellation S.A.
6.250% due 11/09/2019	200	116
Rosneft Finance S.A.
6.625% due 03/20/2017	1,700	1,753
7.500% due 07/18/2016	3,300	3,349
7.875% due 03/13/2018	600	644

Total Virgin Islands (British) (Cost $8,420)		8,261

SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (f) 0.1%		265

U.S. TREASURY BILLS 1.4%
0.243% due 04/07/2016 - 04/28/2016 (c)(d)(j)	$3,725	3,725

Total Short-Term Instruments (Cost $3,990)		3,990

Total Investments in Securities (Cost $276,653)		255,928

	SHARES
INVESTMENTS IN AFFILIATES 10.5%
SHORT-TERM INSTRUMENTS 10.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.5%
PIMCO Short-Term Floating NAV Portfolio III	2,899,208	28,647

Total Short-Term Instruments (Cost $28,670)		28,647

Total Investments in Affiliates (Cost $28,670)		28,647

Total Investments 104.3% (Cost $305,323)		$284,575
Financial Derivative Instruments (h)(i) (1.4%) (Cost or Premiums, net $(1,752))		(3,716)
Other Assets and Liabilities, net (2.9%)		(8,034)

Net Assets 100.0%		$272,825

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$265	U.S. Treasury Notes 1.625% due 04/30/2019	$(272)	$265	$265

Total Repurchase Agreements						$(272)	$265	$265

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
CFR	(2.500)%	03/09/2016	04/01/2016		$(542)	$(542)
	(1.000)	01/19/2016	TBD	(2)	(1,239)	(1,236)
	(0.750)	07/15/2015	TBD	(2)	(755)	(750)
	2.500	04/01/2016	04/04/2016		(434)	(434)
	2.500	04/04/2016	TBD	(2)	(325)	(326)

Total Reverse Repurchase Agreements						$(3,288)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(1,885) at a weighted average interest rate of (0.909)%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

(g)	Securities with an aggregate market value of $3,074 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note June Futures	Long	06/2016	98	$12	$22	$0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	89	(13)	33	0

Total Futures Contracts				$(1)	$55	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.EM-24 5-Year Index	1.000%	12/20/2020	$2,646	$(227)	$77	$0	$(6)
CDX.EM-25 5-Year Index	1.000	06/20/2021	8,600	(754)	6	0	(20)

				$(981)	$83	$0	$(26)

Total Swap Agreements				$(981)	$83	$0	$(26)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $2,177 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(i)	Financial Derivative Instruments: Over The Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2016	BRL	5,004		$1,245	$0	$(147)
	04/2016		$1,406	BRL	5,004	0	(14)
	05/2016	ZAR	27,456		$1,764	0	(80)
BPS	07/2016	BRL	22,165		5,610	0	(401)
	10/2016		$1,086	BRL	4,724	161	0
BRC	05/2016	MXN	14,329		$804	0	(22)
CBK	04/2016	BRL	8,193		2,302	23	0
	04/2016		$2,040	BRL	8,193	239	0
	05/2016	EUR	309		$342	0	(10)
	05/2016	SGD	960		686	0	(26)
	05/2016		$503	EUR	450	9	0
	05/2016		76	THB	2,668	0	0
DUB	04/2016	BRL	7,848		$2,205	23	0
	04/2016		$2,094	BRL	7,848	89	0
	05/2016	THB	26,243		$737	0	(8)
	07/2016	BRL	4,000		933	0	(152)
	10/2016		6,298		1,732	70	0
GLM	04/2016		13,967		3,491	0	(393)
	04/2016		$3,924	BRL	13,967	0	(40)
	05/2016	JPY	159,000		$1,397	0	(18)
	05/2016	TWD	42,540		1,271	0	(53)
	05/2016		$3,949	JPY	458,700	131	0
	10/2016	BRL	4,717		$1,086	0	(159)
HUS	04/2016		2,929		823	8	0
	04/2016		$813	BRL	2,930	2	0
	05/2016	BRL	2,930		$807	0	(1)
JPM	05/2016	KRW	445,498		370	0	(18)
	05/2016		$1,192	JPY	134,200	2	0
SCX	05/2016	EUR	8,710		$9,694	0	(229)
UAG	05/2016		$884	EUR	789	15	0

Total Forward Foreign Currency Contracts						$772	$(1,771)

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	FloatingRate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$800	$(10)	$0
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	800	(8)	0

						$(18)	$0

Total Written Options						$(18)	$0

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
CBK	Turkey Government International Bond	(1.000)%	09/20/2020	2.256%	$300	$26	$(10)	$16	$0
GST	Turkey Government International Bond	(1.000)	09/20/2020	2.256	100	9	(4)	5	0
HUS	South Africa Government International Bond	(1.000)	06/20/2021	2.948	1,000	100	(7)	93	0

						$135	$(21)	$114	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	06/20/2020	2.964%		$300	$(18)	$(5)	$0	$(23)
	Colombia Government International Bond	1.000	12/20/2017	0.851		200	(1)	2	1	0
	Colombia Government International Bond	1.000	06/20/2019	1.326		500	(1)	(4)	0	(5)
	Colombia Government International Bond	1.000	09/20/2020	1.826		300	(16)	5	0	(11)
	Indonesia Government International Bond	1.000	09/20/2020	1.696		400	(25)	13	0	(12)
	Peru Government International Bond	1.000	09/20/2020	1.362		200	(8)	5	0	(3)
	Russia Government International Bond	1.000	09/20/2016	0.570		600	(8)	9	1	0
	South Africa Government International Bond	1.000	12/20/2017	1.194		2,200	(29)	22	0	(7)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	400	(3)	4	1	0
BRC	Brazil Government International Bond	1.000	12/20/2016	0.629		$700	(5)	7	2	0
	Brazil Government International Bond	1.000	06/20/2019	2.314		200	(8)	0	0	(8)
	Brazil Government International Bond	1.000	12/20/2020	3.263		1,000	(160)	62	0	(98)
	Colombia Government International Bond	1.000	06/20/2019	1.326		100	0	(1)	0	(1)
	Colombia Government International Bond	1.000	09/20/2020	1.826		400	(23)	9	0	(14)
	Export-Import Bank of China	1.000	09/20/2017	0.450		550	(19)	24	5	0
	Indonesia Government International Bond	1.000	03/20/2024	2.517		100	(14)	4	0	(10)
	Kazakhstan Government International Bond	1.000	09/20/2016	0.599		100	(1)	1	0	0
	Panama Government International Bond	1.000	06/20/2019	1.001		200	1	(1)	0	0
	Russia Government International Bond	1.000	09/20/2016	0.570		200	(4)	5	1	0
	Russia Government International Bond	1.000	12/20/2020	2.625		3,800	(418)	148	0	(270)
CBK	Brazil Government International Bond	1.000	12/20/2020	3.263		1,400	(191)	54	0	(137)
	Brazil Government International Bond	1.000	03/20/2021	3.387		1,300	(58)	(82)	0	(140)
	China Government International Bond	1.000	12/20/2016	0.306		100	(5)	6	1	0
	Colombia Government International Bond	1.000	06/20/2019	1.326		3,200	14	(46)	0	(32)
	Indonesia Government International Bond	1.000	03/20/2024	2.517		300	(41)	10	0	(31)
	Russia Government International Bond	1.000	03/20/2020	2.331		200	(32)	22	0	(10)
	Russia Government International Bond	1.000	12/20/2020	2.625		3,600	(307)	51	0	(256)
DUB	Brazil Government International Bond	1.000	12/20/2016	0.629		100	(1)	1	0	0
	China Government International Bond	1.000	12/20/2016	0.306		500	(23)	26	3	0
	Colombia Government International Bond	1.000	09/20/2020	1.826		200	(11)	4	0	(7)
	Panama Government International Bond	1.000	06/20/2019	1.001		500	3	(3)	0	0
	Penerbangan Malaysia Bhd.	1.000	03/20/2020	1.123		200	(2)	1	0	(1)
FBF	China Government International Bond	1.000	12/20/2016	0.306		300	(15)	17	2	0
	Colombia Government International Bond	1.000	09/20/2020	1.826		200	(11)	4	0	(7)
	Export-Import Bank of China	1.000	12/20/2016	0.362		200	(19)	20	1	0
	Indonesia Government International Bond	1.000	06/20/2021	1.959		2,900	(188)	54	0	(134)
GST	Brazil Government International Bond	1.000	12/20/2016	0.629		200	(3)	4	1	0
	Brazil Government International Bond	1.000	12/20/2018	2.020		600	(28)	12	0	(16)
	Brazil Government International Bond	1.000	06/20/2019	2.314		100	(4)	0	0	(4)
	Brazil Government International Bond	1.000	06/20/2020	2.964		200	(12)	(4)	0	(16)
	Brazil Government International Bond	1.000	12/20/2020	3.263		200	(27)	7	0	(20)
	Colombia Government International Bond	1.000	09/20/2016	0.362		900	0	3	3	0
	Colombia Government International Bond	1.000	12/20/2017	0.851		300	(1)	2	1	0
	Colombia Government International Bond	1.000	06/20/2019	1.326		3,200	10	(42)	0	(32)
	Indonesia Government International Bond	1.000	03/20/2024	2.517		100	(14)	4	0	(10)
	Panama Government International Bond	1.000	06/20/2019	1.001		100	1	(1)	0	0
	Russia Government International Bond	1.000	09/20/2016	0.570		100	(2)	2	0	0
	Russia Government International Bond	1.000	06/20/2017	0.726		400	(15)	17	2	0
HUS	Brazil Government International Bond	1.000	09/20/2016	0.596		100	0	0	0	0
	Brazil Government International Bond	1.000	12/20/2020	3.263		100	(14)	4	0	(10)
	Colombia Government International Bond	1.000	12/20/2016	0.421		400	0	2	2	0
	Colombia Government International Bond	1.000	06/20/2019	1.326		3,500	(25)	(10)	0	(35)
	Kazakhstan Government International Bond	1.000	09/20/2016	0.599		200	(2)	2	0	0
	Mexico Government International Bond	1.000	03/20/2021	1.517		800	(37)	18	0	(19)
	Panama Government International Bond	1.000	06/20/2019	1.001		200	1	(1)	0	0
	South Africa Government International Bond	1.000	03/20/2023	3.270		2,430	(214)	(117)	0	(331)
JPM	Brazil Government International Bond	1.000	09/20/2016	0.596		100	0	0	0	0
	Brazil Government International Bond	1.000	12/20/2019	2.685		1,000	(37)	(22)	0	(59)
	China Government International Bond	1.000	12/20/2016	0.306		400	(20)	22	2	0
	Colombia Government International Bond	1.000	06/20/2019	1.326		500	3	(8)	0	(5)
	Indonesia Government International Bond	1.000	06/20/2019	1.207		1,000	(22)	16	0	(6)
	Indonesia Government International Bond	1.000	09/20/2020	1.696		300	(19)	10	0	(9)
	Panama Government International Bond	1.000	06/20/2019	1.001		500	2	(2)	0	0
	Petroleos Mexicanos	1.000	12/20/2016	0.986		600	(5)	5	0	0
	Russia Government International Bond	1.000	06/20/2023	3.158		1,900	(146)	(108)	0	(254)
MYC	Brazil Government International Bond	2.100	08/20/2016	0.597		250	0	2	2	0
	China Government International Bond	1.000	12/20/2016	0.306		1,200	(56)	62	6	0
NGF	Rosneft Oil Co.	1.000	09/20/2016	2.195		400	(2)	0	0	(2)
	Vnesheconombank Co.	1.000	12/20/2016	2.683		300	(4)	0	0	(4)
RYL	China Government International Bond	1.000	06/20/2016	0.311		600	6	(5)	1	0
UAG	Indonesia Government International Bond	1.000	06/20/2021	1.959		100	(7)	2	0	(5)

							$(2,340)	$324	$38	$(2,054)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	1-Year BRL-CDI	10.910%	01/02/2017	BRL	23,300	$11	$211	$222	$0
	Receive	1-Year BRL-CDI	12.255	01/02/2017		10,800	(13)	39	26	0
	Receive	1-Year BRL-CDI	13.900	01/02/2017		1,600	1	(1)	0	0
	Pay	1-Year BRL-CDI	15.230	01/02/2017		14,300	1	51	52	0
	Receive	1-Year BRL-CDI	12.360	01/02/2018		3,600	22	4	26	0
	Pay	1-Year BRL-CDI	12.860	01/02/2018		6,700	(78)	47	0	(31)
	Receive	1-Year BRL-CDI	11.680	01/04/2021		800	1	14	15	0
	Receive	1-Year BRL-CDI	12.850	01/04/2021		14,490	276	(206)	70	0
DUB	Receive	1-Year BRL-CDI	12.255	01/02/2017		10,100	(13)	37	24	0
	Pay	1-Year BRL-CDI	15.230	01/02/2017		5,900	0	21	21	0
	Pay	1-Year BRL-CDI	12.810	01/04/2021		12,700	36	(147)	0	(111)
	Receive	1-Year BRL-CDI	16.150	01/04/2021		6,900	4	(124)	0	(120)
FBF	Receive	1-Year BRL-CDI	13.375	01/02/2018		10,000	109	(89)	20	0
GLM	Pay	1-Year BRL-CDI	13.730	01/02/2018		8,800	(2)	0	0	(2)
HUS	Receive	1-Year BRL-CDI	15.510	07/01/2016		200	0	(1)	0	(1)
	Receive	1-Year BRL-CDI	13.820	01/02/2017		24,800	(1)	14	13	0
	Receive	1-Year BRL-CDI	12.360	01/02/2018		14,100	183	(80)	103	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018		1,000	0	8	8	0
JPM	Pay	1-Year BRL-CDI	8.650	01/02/2017		3,400	6	(102)	0	(96)
MYC	Pay	1-Year BRL-CDI	12.230	01/04/2021		500	(1)	(5)	0	(6)
UAG	Pay	1-Year BRL-CDI	8.200	01/02/2017		31,000	(80)	(925)	0	(1,005)
	Pay	1-Year BRL-CDI	12.360	01/02/2018		9,880	9	(81)	0	(72)

							$471	$(1,315)	$600	$(1,444)

Total Swap Agreements							$(1,734)	$(1,012)	$752	$(3,498)

(j)	Securities with an aggregate market value of $3,725 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Angola
Sovereign Issues	$0	$731	$0	$731
Argentina
Sovereign Issues	0	1,669	0	1,669
Azerbaijan
Corporate Bonds & Notes	0	602	0	602
Sovereign Issues	0	573	0	573
Bermuda
Corporate Bonds & Notes	0	506	0	506
Brazil
Corporate Bonds & Notes	0	20,151	0	20,151
Sovereign Issues	0	11,933	0	11,933
Cayman Islands
Corporate Bonds & Notes	0	3,181	524	3,705
Chile
Corporate Bonds & Notes	0	7,095	0	7,095
Sovereign Issues	0	142	0	142
China
Corporate Bonds & Notes	0	3,046	0	3,046
Colombia
Corporate Bonds & Notes	0	5,443	0	5,443
Sovereign Issues	0	2,189	0	2,189
Costa Rica
Sovereign Issues	0	852	0	852
Dominican Republic
Sovereign Issues	0	1,101	0	1,101
El Salvador
Sovereign Issues	0	5,317	0	5,317
Ethiopia
Sovereign Issues	0	185	0	185
Gabon
Sovereign Issues	0	1,004	0	1,004
Guatemala
Sovereign Issues	0	1,999	0	1,999
Hong Kong
Corporate Bonds & Notes	0	3,404	0	3,404
Hungary
Corporate Bonds & Notes	0	554	0	554
Sovereign Issues	0	111	0	111
India
Corporate Bonds & Notes	0	510	0	510
Indonesia
Corporate Bonds & Notes	0	9,068	0	9,068
Sovereign Issues	0	15,680	0	15,680
Ireland
Corporate Bonds & Notes	0	5,138	0	5,138
Israel
Corporate Bonds & Notes	0	333	0	333
Sovereign Issues	0	851	0	851
Ivory Coast
Sovereign Issues	0	553	0	553
Jamaica
Sovereign Issues	0	409	0	409
Kazakhstan
Corporate Bonds & Notes	0	8,436	0	8,436
Sovereign Issues	0	3,748	0	3,748
Luxembourg
Corporate Bonds & Notes	0	16,707	0	16,707
Malaysia
Corporate Bonds & Notes	0	209	0	209
Mexico
Corporate Bonds & Notes	0	30,479	0	30,479
Sovereign Issues	0	7,094	0	7,094
Mongolia
Sovereign Issues	0	874	0	874
Namibia
Sovereign Issues	0	291	0	291
Netherlands
Corporate Bonds & Notes	0	4,751	0	4,751
Panama
Sovereign Issues	0	6,731	0	6,731
Paraguay
Sovereign Issues	0	613	0	613
Peru
Corporate Bonds & Notes	0	505	0	505
Sovereign Issues	0	1,431	0	1,431
Philippines
Corporate Bonds & Notes	0	1,733	0	1,733
Poland
Sovereign Issues	0	5,260	0	5,260
Qatar
Corporate Bonds & Notes	0	496	0	496
Romania
Sovereign Issues	0	357	0	357
Russia
Corporate Bonds & Notes	0	709	0	709
Sovereign Issues	0	1,728	0	1,728
Senegal
Sovereign Issues	0	217	0	217
Slovenia
Sovereign Issues	0	3,192	0	3,192
South Africa
Corporate Bonds & Notes	0	4,611	0	4,611
Sovereign Issues	0	930	0	930
Spain
Sovereign Issues	0	4,465	0	4,465
Sri Lanka
Corporate Bonds & Notes	0	469	0	469
Sovereign Issues	0	2,443	0	2,443
Supranational
Corporate Bonds & Notes	0	409	0	409
Trinidad and Tobago
Corporate Bonds & Notes	0	1,290	0	1,290
Turkey
Corporate Bonds & Notes	0	1,179	0	1,179
Sovereign Issues	0	9,241	0	9,241
Ukraine
Sovereign Issues	0	999	0	999
United Arab Emirates
Corporate Bonds & Notes	0	917	0	917
United Kingdom
Corporate Bonds & Notes	0	434	0	434
United States
Corporate Bonds & Notes	0	4,022	0	4,022
Non-Agency Mortgage-Backed Securities	0	474	0	474
U.S. Government Agencies	0	40	0	40
Uruguay
Sovereign Issues	0	2,628	0	2,628
Venezuela
Corporate Bonds & Notes	0	4,095	0	4,095
Sovereign Issues	0	4,616	0	4,616
Virgin Islands (British)
Corporate Bonds & Notes	0	8,261	0	8,261
Short-Term Instruments
Repurchase Agreements	0	265	0	265
U.S. Treasury Bills	0	3,725	0	3,725
	$0	$255,404	$524	$255,928

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$28,647	$0	$0	$28,647

Total Investments	$28,647	$255,404	$524	$284,575

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	55	0	0	55
Over the counter	0	1,524	0	1,524
	$55	$1,524	$0	$1,579

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(26)	0	(26)
Over the counter	0	(5,269)	0	(5,269)

	$0	$(5,295)	$0	$(5,295)

Totals	$28,702	$251,633	$524	$280,859

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.8%
AUSTRALIA 0.2%
SOVEREIGN ISSUES 0.2%
New South Wales Treasury Corp. Bond
2.750% due 11/20/2025 (f)	AUD	124	$113
Queensland Treasury Corp.
4.250% due 07/21/2023		600	507

Total Australia (Cost $701)			620

BRAZIL 0.6%
CORPORATE BONDS & NOTES 0.6%
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$400	409
Petrobras Global Finance BV
3.002% due 03/17/2017		200	194
3.250% due 03/17/2017		600	590
3.522% due 03/17/2020		500	386
8.375% due 12/10/2018		300	299

Total Brazil (Cost $1,916)			1,878

CANADA 4.4%
CORPORATE BONDS & NOTES 0.5%
Royal Bank of Canada
2.200% due 09/23/2019		$400	408
2.300% due 03/22/2021		800	808
Toronto-Dominion Bank
1.069% due 07/02/2019		500	493

			1,709

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Canadian Mortgage Pools
0.960% due 06/01/2020	CAD	276	210
1.160% due 07/01/2020		752	576
1.160% due 08/01/2020		290	222

			1,008

SOVEREIGN ISSUES 3.6%
Canada Government International Bond
1.500% due 12/01/2044 (f)		439	429
Province of Alberta
1.250% due 06/01/2020		1,100	846
2.350% due 06/01/2025		1,100	854
Province of British Columbia
4.300% due 06/18/2042		100	95
Province of Ontario
2.600% due 06/02/2025		9,700	7,730
3.450% due 06/02/2045		100	82
3.500% due 06/02/2024		600	513
6.200% due 06/02/2031		100	109
Province of Quebec
3.000% due 09/01/2023		1,100	913

			11,571

Total Canada (Cost $13,899)			14,288

CAYMAN ISLANDS 0.5%
ASSET-BACKED SECURITIES 0.5%
Atrium CDO Corp.
1.421% due 11/16/2022		$231	230
Gallatin CLO Ltd.
1.892% due 07/15/2023		183	182
OHA Credit Partners Ltd.
1.838% due 05/15/2023		582	579
Symphony CLO LP
1.717% due 01/09/2023		486	484

Total Cayman Islands (Cost $1,482)			1,475

DENMARK 6.3%
CORPORATE BONDS & NOTES 6.3%
Nykredit Realkredit A/S
1.000% due 07/01/2016	DKK	21,900	3,354
1.000% due 10/01/2016		43,900	6,748
2.000% due 04/01/2016		2,600	397
2.000% due 04/01/2017		18,200	2,837
2.500% due 10/01/2047		12,400	1,861
3.000% due 10/01/2047		12,794	1,979
Realkredit Danmark A/S
2.000% due 10/01/2037		1,900	286
2.500% due 10/01/2037		10,410	1,610
2.500% due 10/01/2047		4,800	723
3.000% due 10/01/2047		4,167	648

Total Denmark (Cost $19,953)			20,443

FRANCE 3.6%
CORPORATE BONDS & NOTES 0.6%
Credit Agricole S.A.
1.177% due 06/12/2017		$400	399
8.125% due 09/19/2033		200	218
Dexia Credit Local S.A.
1.225% due 03/23/2018		600	601
1.875% due 03/28/2019		400	402
1.875% due 01/29/2020		250	250

			1,870

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Infinity SoPRANo
0.018% due 11/05/2019	EUR	553	602

SOVEREIGN ISSUES 2.8%
France Government International Bond
1.000% due 11/25/2018		900	1,062
1.000% due 11/25/2025		1,100	1,321
1.750% due 11/25/2024		900	1,156
2.500% due 05/25/2030		600	834
3.250% due 05/25/2045		2,000	3,294
4.000% due 10/25/2038		200	352
4.500% due 04/25/2041		600	1,157

			9,176

Total France (Cost $11,252)			11,648

GERMANY 2.0%
CORPORATE BONDS & NOTES 1.6%
Commerzbank AG
8.125% due 09/19/2023		$1,300	1,472
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	200	287
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	500	413
4.750% due 03/12/2019	NZD	1,200	877
5.500% due 03/29/2022	AUD	1,600	1,403
Symrise AG
4.125% due 10/25/2017	EUR	500	599

			5,051

SOVEREIGN ISSUES 0.4%
Republic of Germany
4.000% due 01/04/2037		100	186
4.250% due 07/04/2039		500	996

			1,182

Total Germany (Cost $6,371)			6,233

GREECE 0.4%
CORPORATE BONDS & NOTES 0.1%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	300	310

SOVEREIGN ISSUES 0.3%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	80,000	644
5.000% due 08/22/2016		25,000	209

			853

Total Greece (Cost $1,017)			1,163

IRELAND 2.1%
ASSET-BACKED SECURITIES 0.3%
Celf Loan Partners PLC
0.997% due 05/03/2023	GBP	643	892

CORPORATE BONDS & NOTES 1.3%
Depfa ACS Bank
3.875% due 11/14/2016	EUR	3,500	4,077

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
DECO Series
1.200% due 04/27/2027		493	554
German Residential Funding Ltd.
0.949% due 08/27/2024		185	212

			766

SOVEREIGN ISSUES 0.3%
Ireland Government International Bond
5.400% due 03/13/2025		700	1,124

Total Ireland (Cost $6,938)			6,859

ITALY 7.4%
ASSET-BACKED SECURITIES 0.0%
Alba SPV SRL
1.358% due 04/20/2040	EUR	14	16

CORPORATE BONDS & NOTES 0.3%
Banca Carige SpA
3.875% due 10/24/2018		600	736
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2056		100	123

			859

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Casa D’este Finance SRL
0.125% due 09/15/2040		137	152
Claris Finance SRL
0.354% due 10/31/2060		372	419
Creso SRL
0.458% due 12/30/2060		571	647
Giovecca Mortgages SRL
0.454% due 04/23/2048		81	92

			1,310

SOVEREIGN ISSUES 6.7%
Italy Buoni Poliennali Del Tesoro
3.250% due 09/01/2046		1,200	1,632
3.750% due 09/01/2024		7,900	10,928
4.000% due 02/01/2037		2,700	4,057
5.000% due 03/01/2025		2,000	3,023
5.500% due 09/01/2022		600	890
Italy Government International Bond
6.000% due 08/04/2028	GBP	600	1,066

			21,596

Total Italy (Cost $22,756)			23,781

JAPAN 0.5%
CORPORATE BONDS & NOTES 0.5%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$200	199
Sumitomo Mitsui Financial Group, Inc.
2.316% due 03/09/2021		1,500	1,515

Total Japan (Cost $1,700)			1,714

JERSEY, CHANNEL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
UBS Group Funding Jersey Ltd.
3.000% due 04/15/2021 (b)		$1,000	1,003

Total Jersey, Channel Islands (Cost $999)			1,003

LUXEMBOURG 0.8%
CORPORATE BONDS & NOTES 0.8%
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018	EUR	1,650	2,028
Wind Acquisition Finance S.A.
7.000% due 04/23/2021		600	656

Total Luxembourg (Cost $2,575)			2,684

MEXICO 1.5%
SOVEREIGN ISSUES 1.5%
Mexico Government International Bond
6.500% due 06/09/2022	MXN	79,800	4,847

Total Mexico (Cost $4,996)			4,847

NETHERLANDS 2.3%
ASSET-BACKED SECURITIES 0.5%
Cadogan Square CLO BV
0.177% due 01/17/2023	EUR	72	81
Chapel BV
0.217% due 07/17/2066		203	214
Highlander Euro CDO BV
0.069% due 05/01/2023		201	223
0.315% due 09/06/2022		346	392
Jubilee CDO BV
0.169% due 09/20/2022		161	182
Panther CDO BV
0.312% due 10/15/2084		152	168
Wood Street CLO BV
0.072% due 08/27/2022		189	212

			1,472

CORPORATE BONDS & NOTES 1.8%
Bank Nederlandse Gemeenten NV
4.550% due 02/15/2019	CAD	1,800	1,510
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		$400	407
ING Bank NV
2.625% due 12/05/2022		1,500	1,532
Rabobank Group
8.375% due 07/26/2016 (g)		2,000	2,031
8.400% due 06/29/2017 (g)		300	317
Vonovia Finance BV
5.000% due 10/02/2023		100	106

			5,903

Total Netherlands (Cost $7,412)			7,375

NORWAY 0.5%
CORPORATE BONDS & NOTES 0.3%
Eksportfinans ASA
2.375% due 05/25/2016		$600	601
5.500% due 05/25/2016		400	402

			1,003

SOVEREIGN ISSUES 0.2%
Kommunalbanken A/S
1.010% due 03/27/2017		400	401

Norway Government International Bond
3.750% due 05/25/2021	NOK	1,800	251

			652

Total Norway (Cost $1,671)			1,655

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	300	84
4.750% due 01/15/2018 ^		200	56
Novo Banco S.A.
5.000% due 05/14/2019		100	87
5.000% due 05/21/2019		200	175

Total Portugal (Cost $932)			402

SLOVENIA 3.8%
SOVEREIGN ISSUES 3.8%
Slovenia Government International Bond
4.125% due 02/18/2019		$3,200	3,381
4.700% due 11/01/2016	EUR	2,300	2,688
4.750% due 05/10/2018		$1,400	1,482
5.250% due 02/18/2024		2,600	2,919
5.500% due 10/26/2022		800	906
5.850% due 05/10/2023		700	809

Total Slovenia (Cost $12,032)			12,185

SOUTH KOREA 0.2%
CORPORATE BONDS & NOTES 0.2%
Korea Hydro & Nuclear Power Co. Ltd.
1.398% due 05/22/2017		$700	700

Total South Korea (Cost $700)			700

SPAIN 3.5%
CORPORATE BONDS & NOTES 0.2%
Banco Santander S.A.
6.250% due 09/11/2021 (g)	EUR	500	511

SOVEREIGN ISSUES 3.3%
Autonomous Community of Catalonia
4.300% due 11/15/2016		1,000	1,134
4.750% due 06/04/2018		300	342
4.950% due 02/11/2020		670	764
Autonomous Community of Madrid
4.125% due 05/21/2024		600	820
4.300% due 09/15/2026		400	563
Autonomous Community of Valencia
4.900% due 03/17/2020		600	782
Spain Government International Bond
2.150% due 10/31/2025		3,500	4,260
2.900% due 10/31/2046		680	814
3.300% due 07/30/2016		900	1,035
5.150% due 10/31/2028		200	314

			10,828

Total Spain (Cost $10,930)			11,339

SUPRANATIONAL 0.6%
CORPORATE BONDS & NOTES 0.6%
European Investment Bank
0.500% due 06/21/2023	AUD	500	307
0.500% due 08/10/2023		400	245
6.500% due 08/07/2019		800	690
Inter-American Development Bank
1.875% due 03/15/2021		$700	712

Total Supranational (Cost $1,964)			1,954

SWEDEN 1.0%
CORPORATE BONDS & NOTES 0.9%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	1,500	198
Svenska Handelsbanken AB
2.450% due 03/30/2021		$2,100	2,122
Swedbank AB
2.200% due 03/04/2020		300	301
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	1,100	145

			2,766

SOVEREIGN ISSUES 0.1%
Sweden Government International Bond
4.250% due 03/12/2019		1,200	168

Total Sweden (Cost $3,005)			2,934

SWITZERLAND 0.8%
CORPORATE BONDS & NOTES 0.7%
UBS AG
4.750% due 05/22/2023		$600	609
7.250% due 02/22/2022		1,100	1,134
7.625% due 08/17/2022		500	574

			2,317

SOVEREIGN ISSUES 0.1%
Switzerland Government Bond
3.500% due 04/08/2033	CHF	300	502

Total Switzerland (Cost $2,804)			2,819

UNITED KINGDOM 9.0%
ASSET-BACKED SECURITIES 0.0%
Motor PLC
0.913% due 08/25/2021		$66	66

CORPORATE BONDS & NOTES 3.0%
Barclays Bank PLC
7.625% due 11/21/2022		1,100	1,185
7.750% due 04/10/2023		500	526
Barclays PLC
3.650% due 03/16/2025		600	564
HBOS PLC
1.329% due 09/30/2016		1,200	1,195
6.750% due 05/21/2018		1,100	1,192
HSBC Holdings PLC
6.000% due 09/29/2023 (g)	EUR	1,500	1,622
Lloyds Bank PLC
2.050% due 01/22/2019		$400	400
5.125% due 03/07/2025	GBP	700	1,236
Lloyds Banking Group PLC
7.875% due 06/27/2029 (g)		300	417
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$900	954
Tesco PLC
6.125% due 02/24/2022	GBP	300	463

			9,754

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Business Mortgage Finance PLC
0.973% due 02/15/2039		756	1,055
2.593% due 02/15/2041		427	599
Eurohome UK Mortgages PLC
0.741% due 06/15/2044		137	179
Eurosail PLC
0.668% due 06/10/2044		40	56
0.891% due 06/13/2045		180	256
Mansard Mortgages PLC
1.241% due 12/15/2049		243	330
Money Partners Securities PLC
0.971% due 03/15/2040		27	36
Newgate Funding PLC
0.748% due 12/01/2050		300	357
1.591% due 12/15/2050		345	433

RMAC Securities PLC
0.741% due 06/12/2044	601	768

		4,069

SOVEREIGN ISSUES 4.7%
United Kingdom Gilt
2.250% due 09/07/2023	500	773
3.250% due 01/22/2044	5,400	9,304
3.500% due 01/22/2045	1,500	2,708
4.250% due 12/07/2040	1,200	2,382

		15,167

Total United Kingdom (Cost $29,777)		29,056

UNITED STATES 24.7%
ASSET-BACKED SECURITIES 7.9%
ACE Securities Corp. Home Equity Loan Trust
0.573% due 07/25/2036	$1,753	1,172
Amortizing Residential Collateral Trust
1.013% due 07/25/2032	1	1
1.133% due 10/25/2031	1	1
Amresco Residential Securities Corp. Mortgage Loan Trust
1.373% due 06/25/2029	1	1
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.813% due 02/25/2036	779	506
Citigroup Mortgage Loan Trust, Inc.
0.593% due 12/25/2036	801	518
0.693% due 03/25/2036	800	608
Countrywide Asset-Backed Certificates
0.563% due 12/25/2036 ^	603	540
0.573% due 06/25/2035	590	473
0.573% due 01/25/2037	2,762	2,612
0.573% due 06/25/2037	806	597
0.573% due 06/25/2047 ^	615	494
0.573% due 06/25/2047	2,084	1,678
0.583% due 04/25/2047	879	826
0.723% due 07/25/2036	700	623
5.352% due 08/25/2035 ^	1,345	1,314
Countrywide Asset-Backed Certificates Trust
1.336% due 04/25/2035	1,000	816
Credit Suisse First Boston Mortgage Securities Corp.
1.053% due 01/25/2032	1	1
First Alliance Mortgage Loan Trust
0.432% due 12/20/2027	1	1
GSAMP Trust
0.863% due 11/25/2035 ^	1,392	781
HSI Asset Securitization Corp. Trust
0.693% due 04/25/2037	1,016	556
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.673% due 04/25/2037	762	442
0.883% due 08/25/2035	65	65
JPMorgan Mortgage Acquisition Trust
0.563% due 08/25/2036	672	576
Long Beach Mortgage Loan Trust
0.993% due 10/25/2034	12	12
Morgan Stanley ABS Capital, Inc. Trust
0.563% due 10/25/2036	211	160
Morgan Stanley Home Equity Loan Trust
0.533% due 12/25/2036	1,246	666
0.663% due 04/25/2037	1,036	574
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	200	103
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.723% due 03/25/2036	700	506
NovaStar Mortgage Funding Trust
0.563% due 03/25/2037	974	606
Renaissance Home Equity Loan Trust
2.983% due 12/25/2032	521	488
5.294% due 01/25/2037	668	340
5.675% due 06/25/2037 ^	1,072	481
5.731% due 11/25/2036	1,079	571
Residential Asset Mortgage Products Trust
0.656% due 12/25/2035	614	453
0.666% due 12/25/2035	1,372	959
Residential Asset Securities Corp. Trust
0.683% due 11/25/2036	2,160	1,210
0.933% due 07/25/2032 ^	2	2
Saxon Asset Securities Trust
2.183% due 12/25/2037	514	409
2.233% due 05/25/2031	647	556
Soundview Home Loan Trust
0.583% due 06/25/2037	111	64

Structured Asset Investment Loan Trust
0.563% due 07/25/2036		671	459
0.743% due 01/25/2036		1,600	1,144
Wells Fargo Home Equity Asset-Backed Securities Trust
0.663% due 01/25/2037		800	497

			25,462

BANK LOAN OBLIGATIONS 0.2%
Charter Communications Operating LLC
3.500% due 01/24/2023		600	601

CORPORATE BONDS & NOTES 5.6%
Ally Financial, Inc.
2.750% due 01/30/2017		800	798
3.300% due 07/18/2016		100	100
3.600% due 05/21/2018		400	399
5.500% due 02/15/2017		300	306
American International Group, Inc.
3.900% due 04/01/2026		1,100	1,106
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		500	520
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	200	237
Bank of America Corp.
6.100% due 03/17/2025 (g)		$200	197
6.400% due 08/28/2017		1,200	1,276
BellSouth Corp.
4.821% due 04/26/2021		600	602
CCO Safari LLC
4.464% due 07/23/2022		600	629
6.384% due 10/23/2035		600	663
Citigroup, Inc.
5.950% due 05/15/2025 (g)		500	482
6.125% due 11/15/2020 (g)		700	703
Ford Motor Credit Co. LLC
3.200% due 01/15/2021		300	307
Goldman Sachs Group, Inc.
1.779% due 04/23/2020		400	398
International Lease Finance Corp.
6.750% due 09/01/2016		200	203
JPMorgan Chase & Co.
2.550% due 10/29/2020		500	507
7.900% due 04/30/2018 (g)		1,300	1,302
Kinder Morgan, Inc.
5.000% due 02/15/2021		800	818
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		200	15
Metropolitan Life Global Funding
2.000% due 04/14/2020		300	299
MUFG Americas Holdings Corp.
3.000% due 02/10/2025		700	685
Navient Corp.
5.500% due 01/15/2019		1,100	1,086
SABMiller Holdings, Inc.
4.950% due 01/15/2042		800	895
SLM Student Loan Trust
1.141% due 03/15/2038	GBP	700	832
Springleaf Finance Corp.
6.000% due 06/01/2020		$400	386
Sprint Communications, Inc.
6.000% due 12/01/2016		700	699
8.375% due 08/15/2017		400	396
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,016
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		300	305

			18,167

MUNICIPAL BONDS & NOTES 0.0%
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043		100	139

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.4%
American Home Mortgage Investment Trust
2.381% due 09/25/2045		55	53
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^		793	670
Banc of America Mortgage Trust
2.899% due 02/25/2036 ^		105	94
Bear Stearns Adjustable Rate Mortgage Trust
2.577% due 08/25/2033		3	3
2.924% due 03/25/2035		5	5
3.090% due 03/25/2035		47	47

Bear Stearns ALT-A Trust
0.593% due 02/25/2034	65	57
2.792% due 09/25/2035	47	39
2.871% due 11/25/2035 ^	41	30
2.893% due 03/25/2036 ^	188	141
3.111% due 08/25/2036 ^	57	42
Bear Stearns Structured Products, Inc. Trust
2.414% due 12/26/2046	43	30
Citigroup Commercial Mortgage Trust
1.186% due 06/15/2033	400	392
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035	9	9
2.650% due 09/25/2035	15	15
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.603% due 09/25/2035 ^	528	452
Countrywide Alternative Loan Trust
0.642% due 03/20/2046	101	74
0.713% due 02/25/2037	83	65
1.351% due 12/25/2035	105	88
1.767% due 11/25/2035	19	16
5.250% due 06/25/2035 ^	14	12
Countrywide Home Loan Mortgage Pass-Through Trust
0.663% due 05/25/2035	39	33
1.073% due 03/25/2035	81	61
1.093% due 02/25/2035	9	8
2.664% due 11/25/2034	11	11
2.763% due 08/25/2034 ^	31	28
5.500% due 01/25/2035	536	542
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	1	1
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.863% due 02/25/2037 ^	216	103
DBUBS Mortgage Trust
0.306% due 11/10/2046 (a)	400	5
0.961% due 11/10/2046 (a)	404	10
Deutsche ALT-A Securities, Inc.
1.183% due 10/25/2047	1,338	1,006
GSR Mortgage Loan Trust
0.763% due 12/25/2034	85	76
2.910% due 01/25/2036 ^	94	87
2.967% due 04/25/2035	375	352
HarborView Mortgage Loan Trust
2.681% due 05/19/2033	4	4
IndyMac Mortgage Loan Trust
0.643% due 05/25/2046	702	562
0.673% due 07/25/2035	34	29
JPMorgan Mortgage Trust
2.278% due 07/27/2037	139	130
2.764% due 02/25/2036 ^	55	48
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.876% due 12/15/2030	8	8
Merrill Lynch Mortgage Investors Trust
1.904% due 10/25/2035	14	13
Morgan Stanley Bank of America Merrill Lynch Trust
1.269% due 12/15/2048 (a)	1,022	56
Morgan Stanley Capital Trust
0.586% due 07/12/2044	43	43
Morgan Stanley Mortgage Loan Trust
2.292% due 06/25/2036	62	60
Residential Accredit Loans, Inc. Trust
0.583% due 02/25/2047	42	22
0.613% due 06/25/2046	350	144
0.643% due 04/25/2046	603	269
Structured Adjustable Rate Mortgage Loan Trust
2.718% due 04/25/2034	9	9
Structured Asset Mortgage Investments Trust
0.643% due 05/25/2036	16	13
0.653% due 05/25/2036	120	88
0.653% due 09/25/2047	176	136
0.663% due 05/25/2045	28	25
1.012% due 07/19/2034	3	3
1.092% due 09/19/2032	3	3
1.132% due 03/19/2034	7	6
1.851% due 08/25/2047 ^	51	41
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	27
Thornburg Mortgage Securities Trust
2.394% due 06/25/2047 ^	56	51
5.750% due 06/25/2047	15	14
Wachovia Mortgage Loan Trust LLC
2.758% due 10/20/2035 ^	202	182
WaMu Mortgage Pass-Through Certificates Trust
0.743% due 01/25/2045	150	141
1.331% due 06/25/2046	58	54
1.351% due 02/25/2046	131	119

1.914% due 02/27/2034	6	6
2.238% due 12/25/2036 ^	300	255
2.487% due 03/25/2033	15	15
2.540% due 04/25/2035	78	77
2.800% due 03/25/2035	88	87
Washington Mutual Mortgage Pass-Through Certificates Trust
1.291% due 07/25/2046 ^	33	20
Wells Fargo Mortgage-Backed Securities Trust
2.771% due 06/25/2035	32	32
2.807% due 07/25/2036 ^	76	73
2.812% due 04/25/2036	10	10
2.830% due 03/25/2036 ^	274	260
2.867% due 03/25/2035	114	114

		7,906

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
2.780% due 01/16/2018	900	21

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 1.0%
Fannie Mae
0.553% due 03/25/2034	$8	8
0.583% due 08/25/2034	5	4
0.783% due 09/25/2042	22	22
0.863% due 11/25/2040	88	88
0.883% due 11/25/2040	158	158
1.013% due 06/25/2041	311	314
1.522% due 10/01/2044	21	22
2.255% due 12/01/2034	7	7
2.455% due 05/25/2035	18	19
2.641% due 11/01/2034	47	49
3.500% due 11/01/2021	93	101
5.480% due 07/01/2018	200	206
6.000% due 07/25/2044	14	16
Freddie Mac
0.936% due 12/15/2032	10	10
1.036% due 12/15/2037	29	29
1.522% due 10/25/2044	60	61
2.350% due 04/01/2035	91	97
2.500% due 03/01/2035	6	6
2.521% due 02/01/2029	4	4
Ginnie Mae
1.750% due 04/20/2028 - 06/20/2030	2	2
2.000% due 04/20/2030 - 05/20/2030	2	2
NCUA Guaranteed Notes
0.908% due 11/05/2020	1,144	1,143
0.998% due 12/08/2020	296	297
Tennessee Valley Authority
6.250% due 12/15/2017	400	436

		3,101

U.S. TREASURY OBLIGATIONS 7.6%
U.S. Treasury Bonds
5.250% due 02/15/2029 (l)	100	138
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (l)	419	425
0.125% due 07/15/2022 (l)	1,957	1,994
0.125% due 01/15/2023 (j)(l)	2,361	2,383
0.125% due 07/15/2024 (j)(l)	698	702
0.250% due 01/15/2025	9,502	9,593
0.375% due 07/15/2025 (j)	8,791	8,992
2.375% due 01/15/2025 (l)	126	150
U.S. Treasury Notes
1.750% due 05/15/2023 (l)	100	102
2.500% due 05/15/2024 (l)	100	106

		24,585

Total United States (Cost $80,140)		79,982

SHORT-TERM INSTRUMENTS 15.7%
CERTIFICATES OF DEPOSIT 0.1%
Intesa Sanpaolo SpA
1.997% due 04/11/2016		$300	300

COMMERCIAL PAPER 0.4%
Corelux S.A.
0.005% due 05/19/2016 (e)	EUR	1,100	1,252

REPURCHASE AGREEMENTS (h) 0.2%			511

JAPAN TREASURY BILLS 14.5%
(0.101)% due 08/10/2016 - 09/12/2016 (c)(d)	JPY	5,270,000	46,850

U.S. TREASURY BILLS 0.5%
0.161% due 04/07/2016 - 04/28/2016 (c)(d)(l)		$1,714	1,714

Total Short-Term Instruments (Cost $50,153)			50,627

Total Investments in Securities (Cost $298,075)			299,664

	SHARES
INVESTMENTS IN AFFILIATES 7.0%
SHORT-TERM INSTRUMENTS 7.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%
PIMCO Short-Term Floating NAV Portfolio III		2,307,917	22,805

Total Short-Term Instruments (Cost $22,796)			22,805

Total Investments in Affiliates (Cost $22,796)			22,805

Total Investments 99.8% (Cost $320,871)			$322,469
Financial Derivative Instruments (i)(k) (1.1%) (Cost or Premiums, net $12)			(3,469)
Other Assets and Liabilities, net 1.3%			4,227

Net Assets 100.0%			$323,227

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$511	U.S. Treasury Notes 1.625% due 04/30/2019	$(524)	$511	$511

Total Repurchase Agreements						$(524)	$511	$511

(1)	Includes accrued interest.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	Long	09/2016	6	$1	$0	$0
90-Day Eurodollar September Futures	Short	09/2017	6	(2)	0	(1)
Australia Government 3-Year Note June Futures	Long	06/2016	20	3	4	0
Australia Government 10-Year Bond June Futures	Long	06/2016	16	9	11	0
Euro-Bobl June Futures	Long	06/2016	291	79	0	(23)
Euro-BONO June Futures June Futures	Long	06/2016	26	68	4	(2)
Euro-BTP Italy Government Bond June Futures	Long	06/2016	8	20	2	0
Euro-Bund 10-Year Bond June Futures	Short	05/2016	20	2	4	(1)
Euro-Bund 10-Year Bond June Futures	Short	06/2016	32	(40)	10	(2)
Euro-Buxl 30-Year Bond June Futures	Short	06/2016	6	(35)	6	(3)
Euro-OAT France Government 10-Year Bond June Futures	Long	06/2016	106	246	6	(13)
Euro-Schatz June Futures	Long	06/2016	84	(13)	0	(1)
Japan Government 10-Year Bond June Futures	Long	06/2016	14	17	5	(66)
U.S. Treasury 5-Year Note June Futures	Long	06/2016	54	13	8	(1)
U.S. Treasury 10-Year Note June Futures	Long	06/2016	235	209	88	0
U.S. Treasury Ultra Long-Term Bond June Futures	Short	06/2016	2	(1)	0	(2)
United Kingdom Long Gilt June Futures	Long	06/2016	40	(15)	21	(18)

Total Futures Contracts				$561	$169	$(133)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-25 5-Year Index	1.000%	12/20/2020	$47,900	$256	$(117)	$0	$(4)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill *	2.200%	06/16/2026	CAD	3,700	$(180)	$(21)	$13	$0
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	1,400	30	11	0	0
Pay	3-Month SEK-STIBOR	1.013	01/23/2025	SEK	600	0	0	0	0
Pay	3-Month SEK-STIBOR	1.023	01/23/2025		500	0	0	0	0
Pay	3-Month SEK-STIBOR	1.033	01/23/2025		500	0	1	0	0
Pay	3-Month SEK-STIBOR	1.036	01/23/2025		600	1	1	0	0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		$30,700	(481)	(267)	0	(5)
Receive	3-Month USD-LIBOR	2.038	08/31/2022		200	(9)	(3)	0	(1)
Receive	3-Month USD-LIBOR	2.000	08/31/2022		3,800	(159)	(56)	0	(9)
Receive	3-Month USD-LIBOR	2.300	01/13/2023		3,300	(209)	(196)	0	(8)
Receive	3-Month USD-LIBOR *	2.000	06/15/2023		41,700	(1,553)	(390)	0	(90)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		4,200	(367)	(427)	0	(16)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		36,000	(1,875)	(563)	0	(135)
Pay	3-Month USD-LIBOR *	2.500	06/15/2046		1,200	90	16	9	0
Pay	3-Month ZAR-JIBAR *	8.000	09/21/2018	ZAR	15,900	(1)	(1)	3	0
Pay	3-Month ZAR-JIBAR *	9.000	09/21/2026		10,600	9	3	9	0
Pay	6-Month EUR-EURIBOR *	0.000	09/21/2021	EUR	24,900	(140)	69	0	(12)
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		2,500	142	101	0	(4)
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026		550	8	3	0	(1)
Receive	6-Month EUR-EURIBOR	1.564	11/30/2045		500	(82)	(62)	1	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		1,400	(72)	(9)	1	0
Receive	6-Month GBP-LIBOR *	1.750	09/16/2018	GBP	5,600	(146)	(150)	0	(5)
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018		2,800	(13)	(7)	0	(3)
Pay	6-Month GBP-LIBOR *	1.250	09/21/2021		17,800	221	192	37	0
Receive	6-Month GBP-LIBOR	1.700	03/10/2026		100	(4)	(3)	0	0
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		1,100	(36)	(17)	0	(7)
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	3,280,000	152	140	2	0
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		150,000	(41)	(20)	1	0
Pay	6-Month JPY-LIBOR	1.000	12/18/2025		670,000	509	231	0	(17)
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		70,000	9	(3)	0	(2)
Pay	6-Month JPY-LIBOR	1.500	06/19/2033		2,340,000	3,811	3,523	0	(125)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		150,000	193	168	0	(9)
Pay	6-Month JPY-LIBOR	1.500	12/20/2044		590,000	1,268	1,003	0	(42)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		30,000	(66)	(8)	2	0
Pay	28-Day MXN-TIIE	4.300	09/01/2016	MXN	61,600	2	(7)	0	0
Pay	28-Day MXN-TIIE	4.340	09/28/2017		34,300	(5)	3	0	0
Pay	28-Day MXN-TIIE	4.260	10/31/2017		57,800	(14)	5	0	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		49,900	57	29	2	0
Receive	28-Day MXN-TIIE	5.610	07/07/2021		75,900	(51)	7	8	0
Pay	28-Day MXN-TIIE	5.860	11/22/2022		13,600	10	9	1	0

						$1,008	$3,305	$89	$(491)

Total Swap Agreements						$1,264	$3,188	$89	$(495)

*	This security has a forward starting effective date.
(4)	Unsettled variation margin liability of $(30) for closed swap agreements is outstanding at period end.

(j)	Securities with an aggregate market value of $4,027 and cash of $3,721 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	05/2016	TWD	2,071		$62	$0	$(2)
BOA	04/2016	AUD	2,640		1,889	0	(135)
	04/2016	BRL	4,100		1,152	12	0
	04/2016	DKK	1,302		193	0	(6)
	04/2016	JPY	484,039		4,323	22	0
	04/2016	NZD	3,653		2,435	0	(90)
	04/2016		$1,020	BRL	4,100	121	0
	04/2016		701	EUR	636	23	0
	04/2016		1,181	JPY	134,300	12	0
	04/2016		247	KRW	295,430	11	0
	05/2016	CNH	3,533		$542	0	(3)
	05/2016	HKD	251		32	0	0
	05/2016	JPY	134,300		1,182	0	(12)
	05/2016	KRW	295,914		248	0	(10)
	05/2016	TWD	61,028		1,828	0	(71)
	05/2016		$871	CNH	5,644	0	0
	07/2016	DKK	14,749		$2,227	0	(31)
	09/2016	CNH	794		120	0	(2)
	01/2017	CNY	257		37	0	(2)
	01/2017		$533	CNY	3,534	3	0
	04/2017	DKK	18,291		$2,757	0	(77)
BPS	04/2016	BRL	9,148		2,570	26	0
	04/2016	KRW	399,848		331	0	(18)
	04/2016	TWD	11,082		331	0	(14)
	04/2016		$2,414	BRL	9,148	130	0
	04/2016		985	CNH	6,596	35	0
	04/2016		348	EUR	317	13	0
	05/2016		2,614	CNH	17,030	16	0
	09/2016	CNH	7,530		$1,139	0	(16)
BRC	05/2016	MXN	31,481		1,766	0	(48)
	05/2016		$260	MYR	1,067	15	0
	05/2016		513	TWD	16,980	15	0
	09/2016	CNH	1,729		$260	0	(5)
CBK	04/2016	CAD	18,053		13,089	0	(812)
	04/2016	CHF	468		469	0	(18)
	04/2016	DKK	11,455		1,718	0	(31)
	04/2016	EUR	1,214		1,332	0	(49)
	04/2016	SEK	3,935		459	0	(26)
	04/2016		$13,893	CAD	18,305	201	0
	04/2016		1,183	EUR	1,086	52	0
	04/2016		322	JPY	36,300	1	0
	05/2016	CAD	18,305		$13,894	0	(201)
	05/2016	MYR	6,065		1,393	0	(171)
	05/2016	SGD	1,434		1,025	0	(39)
	05/2016		$210	KRW	254,723	12	0
	05/2016		104	MXN	1,827	2	0
	05/2016		300	RUB	21,840	21	0
	09/2016	CNH	865		$130	0	(3)
	01/2017		$553	RUB	40,037	3	0
DUB	04/2016	BRL	6,882		$1,878	0	(36)
	04/2016	DKK	1,065		155	0	(7)
	04/2016		$1,901	BRL	6,882	26	(13)
	05/2016	CNH	3,701		$572	0	0
	05/2016	THB	20,366		572	0	(6)
	05/2016		$1,864	BRL	6,882	34	0
	05/2016		524	KRW	625,551	21	0
FBF	05/2016		90	TWD	2,948	2	0
GLM	04/2016	AUD	733		$526	0	(36)
	04/2016	BRL	15,515		3,878	0	(437)
	04/2016	EUR	2,655		2,932	0	(89)
	04/2016	GBP	1,039		1,452	0	(40)
	04/2016		$4,284	BRL	15,515	64	(33)
	04/2016		276	EUR	250	8	0
	04/2016		24,564	GBP	17,202	142	0
	04/2016		545	JPY	61,100	0	(2)
	04/2016		1,574	NZD	2,377	69	0
	05/2016	CNH	1,947		$300	0	(1)
	05/2016	GBP	17,202		24,566	0	(142)
	05/2016	TWD	37,226		1,113	0	(45)
	05/2016		$315	MYR	1,303	21	0
	05/2016		601	THB	21,125	0	(1)
HUS	04/2016	SGD	461		$323	0	(19)
	04/2016		$6,358	DKK	42,280	99	0
	04/2016		4,331	JPY	487,439	0	0
	05/2016	CNH	4,541		$698	0	(4)
	05/2016	DKK	42,280		6,363	0	(98)
	05/2016	JPY	487,439		4,334	0	(1)
	05/2016	KRW	1,812,215		1,505	0	(75)
	05/2016	TWD	12,649		382	0	(12)
	05/2016		$160	CNH	1,039	1	0
	05/2016		1,155	KRW	1,384,484	52	0
	05/2016		153	MYR	634	11	0
	05/2016		397	TWD	13,149	12	0
	09/2016	CNH	864		$130	0	(3)
	09/2016		$154	CNH	1,008	1	0
	01/2017	CNH	1,039		$157	0	(1)
	01/2017		$536	CNY	3,549	3	0
	02/2017		552	RUB	40,064	4	0
JPM	04/2016	AUD	1,566		$1,118	0	(82)
	04/2016	BRL	2,471		694	7	0
	04/2016	CAD	252		186	0	(8)
	04/2016	DKK	3,868		579	0	(11)
	04/2016	EUR	2,267		2,519	0	(61)
	04/2016	JPY	154,500		1,366	0	(7)
	04/2016		$673	BRL	2,471	14	0
	05/2016	DKK	2,270		$345	0	(2)
	05/2016	KRW	1,185,741		985	0	(49)
	05/2016		$1,928	CNH	12,719	36	0
	05/2016		2,319	KRW	2,821,291	141	0
	05/2016		305	MYR	1,281	25	0
	05/2016		1,394	SGD	1,922	31	0
	05/2016		476	TWD	15,794	15	0
	09/2016	CNH	14,076		$2,129	0	(31)
	09/2016		$530	CNH	3,458	1	0
	10/2016	DKK	44,085		$6,707	0	(69)
MSB	04/2016		27,190		4,007	0	(145)
	04/2016	EUR	51,834		56,880	0	(2,102)
	04/2016	JPY	3,502,417		31,437	297	0
	04/2016	RUB	15,300		211	0	(16)
	04/2016		$603	GBP	421	3	(1)
	04/2016		220	RUB	15,300	7	0
	05/2016		1,420		106,287	143	0
	06/2016	RUB	15,300		$216	0	(7)
SCX	04/2016	GBP	16,384		22,803	0	(728)
	04/2016	JPY	134,300		1,193	0	0
	04/2016		$478	JPY	53,700	0	(1)
	05/2016	CNH	44,320		$6,728	0	(116)
	05/2016	KRW	525,847		442	0	(16)
	05/2016		$1,542	CNH	10,015	6	0
	05/2016		2,992	CNY	19,765	59	0
	05/2016		415	MYR	1,745	35	0
	06/2016	CNH	9,779		$1,490	0	(19)
	06/2016		$1,490	CNY	9,784	19	0
	01/2017		151	CNH	1,039	7	0
SOG	05/2016	RUB	19,108		$277	0	(4)
	01/2017	CNY	6,826		985	0	(51)
UAG	04/2016	JPY	1,767,583		15,842	126	0
	04/2016	NOK	2,075		240	0	(11)
	04/2016		$3,713	AUD	4,939	73	0
	04/2016		60,574	EUR	54,094	979	0
	05/2016	AUD	4,939		$3,708	0	(73)
	05/2016	EUR	54,094		60,626	0	(980)
	05/2016	KRW	571,410		474	0	(24)
	05/2016	TWD	41,666		1,245	0	(51)
	05/2016		$3,051	INR	212,408	132	0
	07/2016	DKK	7,374		$1,111	0	(19)
	09/2016	CNH	2,254		341	0	(5)
	09/2016		$3,627	CNH	23,647	2	0

Total Forward Foreign Currency Contracts						$3,474	$(7,682)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.059	05/06/2016	EUR	4,769	$24	$1
	Put - OTC EUR versus USD		1.120	05/06/2016		4,769	103	26
BPS	Call - OTC USD versus BRL	BRL	4.000	05/19/2016		$300	18	2
	Call - OTC USD versus JPY	JPY	117.250	05/06/2016		4,550	68	8
CBK	Call - OTC USD versus BRL	BRL	4.000	05/19/2016		100	6	1
FBF	Call - OTC USD versus BRL		4.000	05/19/2016		1,900	112	12
GLM	Call - OTC USD versus JPY	JPY	117.250	05/06/2016		4,166	63	7
JPM	Put - OTC EUR versus USD		$1.039	05/06/2016	EUR	3,349	11	0
	Put - OTC EUR versus USD		1.099	05/06/2016		3,349	50	6
SCX	Call - OTC USD versus CNY	CNY	6.520	10/31/2016		$66	20	28

							$475	$91

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.400%	03/03/2017	JPY	80,000	$5	$4

Total Purchased Options								$480	$95

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600%	04/20/2016		$100	$0	$0
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		800	(1)	0
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		200	0	0
JPM	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.000	04/20/2016	EUR	7,600	(30)	(1)

							$(31)	$(1)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
AZD	Call - OTC USD versus CNY	CNY	7.000	11/01/2016		$500	$(6)	$(4)
BOA	Put - OTC EUR versus USD		$1.086	05/06/2016	EUR	7,153	(69)	(6)
	Put - OTC USD versus CNH	CNH	6.600	04/27/2016		$637	(6)	(14)
BPS	Put - OTC USD versus BRL	BRL	3.850	05/19/2016		300	(4)	(21)
	Call - OTC USD versus BRL		4.300	05/19/2016		300	(8)	(1)
	Call - OTC USD versus JPY	JPY	122.450	05/06/2016		4,550	(18)	(1)
CBK	Put - OTC USD versus BRL	BRL	3.850	05/19/2016		100	(1)	(7)
	Call - OTC USD versus BRL		4.300	05/19/2016		100	(3)	0
	Put - OTC USD versus CNH	CNH	6.600	04/27/2016		636	(6)	(14)
FBF	Put - OTC USD versus BRL	BRL	3.850	05/19/2016		1,900	(20)	(132)
	Call - OTC USD versus BRL		4.300	05/19/2016		1,900	(51)	(3)
	Call - OTC USD versus BRL		6.300	01/11/2018		600	(32)	(18)
GLM	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	1,300	(51)	(42)
	Call - OTC EUR versus MXN		22.650	03/21/2017		1,300	(44)	(50)
	Call - OTC USD versus JPY	JPY	122.450	05/06/2016		$4,166	(16)	(1)
JPM	Put - OTC EUR versus USD		$1.070	05/06/2016	EUR	5,024	(35)	(2)
	Put - OTC USD versus BRL	BRL	3.460	06/20/2016		$1,000	(15)	(16)
	Call - OTC USD versus BRL		4.030	06/20/2016		1,000	(18)	(12)
NGF	Put - OTC USD versus KRW	KRW	1,145.000	01/24/2017		700	(18)	(28)
SOG	Put - OTC USD versus CNH	CNH	6.600	04/27/2016		1,227	(13)	(27)
	Call - OTC USD versus CNY	CNY	7.000	11/01/2016		1,100	(13)	(9)
	Put - OTC USD versus KRW	KRW	1,145.000	01/19/2017		500	(11)	(20)
	Put - OTC USD versus RUB	RUB	63.000	06/22/2016		800	(10)	(10)
UAG	Put - OTC USD versus KRW	KRW	1,145.000	01/19/2017		600	(13)	(24)

							$(481)	$(462)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap *	6-Month EUR-EURIBOR	Receive	0.400%	04/29/2016	EUR	3,000	$(11)	$0
	Put - OTC 5-Year Interest Rate Swap *	6-Month EUR-EURIBOR	Pay	1.400	04/29/2016		3,000	(26)	(1)
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.000	03/03/2017	JPY	520,000	(6)	(4)

								$(43)	$(5)

*	The underlying security has a forward starting effective date.

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$100	$0	$1

Total Written Options					$(555)	$(467)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Commerzbank AG	(1.000)%	12/20/2023	2.951%		$1,300	$133	$34	$167	$0
	Reynolds American, Inc.	(1.000)	12/20/2020	0.372		100	(3)	0	0	(3)
	Universal Health Services, Inc.	(1.250)	06/20/2016	0.138		1,000	0	(3)	0	(3)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.678	EUR	100	(1)	(1)	0	(2)
	Wind Acquisition Finance S.A.	(5.000)	06/20/2021	4.663		600	(82)	71	0	(11)
BPS	Kinder Morgan, Inc.	(1.000)	03/20/2021	3.139		$400	39	(1)	38	0
	Koninklijke DSM NV	(1.000)	12/20/2020	0.391	EUR	200	(5)	(2)	0	(7)
	Teliasonera AB	(1.000)	12/20/2020	0.533		200	(2)	(3)	0	(5)
BRC	Bayer AG	(1.000)	12/20/2020	0.465		100	(2)	(1)	0	(3)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.391		200	(4)	(3)	0	(7)
	Navient Corp.	(5.000)	03/20/2019	4.127		$1,100	(82)	54	0	(28)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.372		200	(6)	0	0	(6)
	Springleaf Finance Corp.	(5.000)	06/20/2020	3.986		400	(38)	22	0	(16)
	UBS AG	(1.000)	09/20/2022	1.848		750	22	16	38	0
CBK	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.513	EUR	200	(4)	(1)	0	(5)
	Bayer AG	(1.000)	12/20/2020	0.465		200	(4)	(2)	0	(6)
	UBS AG	(1.000)	09/20/2022	1.848		$800	43	(3)	40	0
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.311		200	(6)	0	0	(6)
FBF	Altria Group, Inc.	(1.000)	12/20/2020	0.277		200	(6)	(1)	0	(7)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.372		200	(6)	0	0	(6)
GST	Altria Group, Inc.	(1.000)	12/20/2020	0.277		400	(13)	0	0	(13)
	BASF SE	(1.000)	12/20/2020	0.474	EUR	200	(5)	(1)	0	(6)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.513		100	(2)	(1)	0	(3)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.391		200	(4)	(3)	0	(7)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.372		$100	(3)	0	0	(3)
	SABMiller PLC	(1.000)	01/20/2022	0.361		100	(3)	(1)	0	(4)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.678	EUR	100	0	(2)	0	(2)
JPM	Altria Group, Inc.	(1.000)	12/20/2020	0.277		$100	(3)	0	0	(3)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.513	EUR	100	(2)	(1)	0	(3)
	Kinder Morgan, Inc.	(1.000)	03/20/2021	3.139		$400	39	(1)	38	0
	Pfizer, Inc.	(1.000)	12/20/2020	0.195		500	(19)	0	0	(19)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.311		100	(3)	0	0	(3)
MYC	Pfizer, Inc.	(1.000)	12/20/2020	0.195		200	(8)	1	0	(7)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.372		100	(3)	0	0	(3)
	UBS AG	(1.000)	03/20/2017	0.962		650	(1)	1	0	0
SOG	United Utilities PLC	(1.000)	12/20/2020	0.775	EUR	200	0	(2)	0	(2)

							$(44)	$166	$321	$(199)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	2.178%		$300	$(15)	$5	$0	$(10)
	Brazil Government International Bond	1.000	09/20/2019	2.515		100	(3)	(2)	0	(5)
	France Government International Bond	0.250	03/20/2020	0.214		1,000	(7)	9	2	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	600	(3)	5	2	0
BRC	France Government International Bond	0.250	03/20/2020	0.214		$300	(2)	3	1	0
	Russia Government International Bond	1.000	09/20/2016	0.570		500	(7)	8	1	0
CBK	Brazil Government International Bond	1.000	03/20/2019	2.178		100	(4)	0	0	(4)
	France Government International Bond	0.250	03/20/2020	0.214		200	(2)	2	0	0
	France Government International Bond	0.250	06/20/2020	0.229		200	(1)	1	0	0
	Tesco PLC	1.000	12/20/2020	2.589	EUR	300	(25)	1	0	(24)
DUB	Brazil Government International Bond	1.000	03/20/2019	2.178		$300	(13)	3	0	(10)
FBF	Tesco PLC	1.000	12/20/2020	2.589	EUR	100	(8)	0	0	(8)
GST	France Government International Bond	0.250	03/20/2020	0.214		$1,600	(14)	16	2	0
	France Government International Bond	0.250	06/20/2020	0.229		200	(1)	1	0	0
HUS	Brazil Government International Bond	1.000	06/20/2019	2.314		100	(2)	(2)	0	(4)
	Brazil Government International Bond	1.000	09/20/2019	2.515		100	(3)	(2)	0	(5)
	France Government International Bond	0.250	03/20/2020	0.214		300	(2)	3	1	0
	Russia Government International Bond	1.000	09/20/2016	0.570		500	(6)	7	1	0
JPM	Brazil Government International Bond	1.000	03/20/2019	2.178		200	(8)	1	0	(7)
	France Government International Bond	0.250	03/20/2020	0.214		600	(4)	5	1	0
	France Government International Bond	0.250	06/20/2020	0.229		300	(2)	2	0	0
	Tesco PLC	1.000	12/20/2020	2.589	EUR	800	(69)	5	0	(64)
MYC	Brazil Government International Bond	1.000	03/20/2019	2.178		$100	(4)	1	0	(3)
	Brazil Government International Bond	1.000	09/20/2019	2.515		100	(3)	(2)	0	(5)
	France Government International Bond	0.250	03/20/2020	0.214		700	(4)	5	1	0
	Tesco PLC	1.000	12/20/2020	2.589	EUR	200	(16)	0	0	(16)

							$(228)	$75	$12	$(165)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/15/2026	EUR	2,700	$2,875	$(13)	$293	$280	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021		2,800	3,035	(3)	151	148	0
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021		6,470	7,013	206	137	343	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026		5,090	5,518	102	152	254	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.140% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	2,300	3,243	10	49	59	0
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/15/2026	EUR	1,600	1,698	(1)	174	173	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021		2,000	2,168	46	60	106	0
GLM	Floating rate equal to 3-Month GBP-LIBOR less 0.120% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	3,500	5,075	4	(52)	0	(48)

							$351	$964	$1,363	$(48)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.860%	12/01/2020	KRW	1,607,700	$0	$26	$26	$0
CBK	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		996,500	0	16	16	0
DUB	Pay	3-Month KRW-KORIBOR	1.860	12/01/2020		4,823,100	0	77	77	0
GLM	Pay	1-Month GBP-UKRPI	3.188	01/15/2031	GBP	500	0	11	11	0
NGF	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020	KRW	1,607,700	0	26	26	0
RYL	Pay	1-Month GBP-UKRPI	3.220	01/15/2031	GBP	500	8	7	15	0
UAG	Pay	1-Month GBP-UKRPI	3.223	01/15/2031		400	0	12	12	0

							$8	$175	$183	$0

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350%	08/16/2016	$6	$0	$11	$11	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.450	08/16/2016	3	0	6	6	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650	08/16/2016	3	0	6	6	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700	08/16/2016	3	0	6	6	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.800	08/16/2016	3	0	7	7	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000	08/16/2016	3	0	8	8	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.500	09/14/2016	3	0	4	4	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.400	12/06/2016	2	0	3	3	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.500	03/22/2017	4	0	1	1	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.150	03/30/2017	3	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250	08/16/2016	3	0	1	1	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.450	08/16/2016	3	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550	08/16/2016	6	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900	08/16/2016	3	0	(2)	0	(2)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200	08/16/2016	6	0	(5)	0	(5)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.000	09/14/2016	3	0	1	1	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.800	12/06/2016	2	0	(2)	0	(2)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.300	03/22/2017	4	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.050	03/30/2017	3	0	0	0	0

						$0	$44	$54	$(10)

Total Swap Agreements						$87	$1,424	$1,933	$(422)

(l)	Securities with an aggregate market value of $4,326 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$620	$0	$620
Brazil
Corporate Bonds & Notes	0	1,878	0	1,878
Canada
Corporate Bonds & Notes	0	1,709	0	1,709
Non-Agency Mortgage-Backed Securities	0	1,008	0	1,008
Sovereign Issues	0	11,571	0	11,571
Cayman Islands
Asset-Backed Securities	0	1,475	0	1,475
Denmark
Corporate Bonds & Notes	0	20,443	0	20,443
France
Corporate Bonds & Notes	0	1,870	0	1,870
Non-Agency Mortgage-Backed Securities	0	602	0	602
Sovereign Issues	0	9,176	0	9,176
Germany
Corporate Bonds & Notes	0	5,051	0	5,051
Sovereign Issues	0	1,182	0	1,182
Greece
Corporate Bonds & Notes	0	310	0	310
Sovereign Issues	0	853	0	853
Ireland
Asset-Backed Securities	0	892	0	892
Corporate Bonds & Notes	0	4,077	0	4,077
Non-Agency Mortgage-Backed Securities	0	766	0	766
Sovereign Issues	0	1,124	0	1,124
Italy
Asset-Backed Securities	0	16	0	16
Corporate Bonds & Notes	0	859	0	859
Non-Agency Mortgage-Backed Securities	0	1,310	0	1,310
Sovereign Issues	0	21,596	0	21,596
Japan
Corporate Bonds & Notes	0	1,714	0	1,714
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,003	0	1,003
Luxembourg
Corporate Bonds & Notes	0	2,684	0	2,684
Mexico
Sovereign Issues	0	4,847	0	4,847
Netherlands
Asset-Backed Securities	0	1,472	0	1,472
Corporate Bonds & Notes	0	5,903	0	5,903
Norway
Corporate Bonds & Notes	0	1,003	0	1,003
Sovereign Issues	0	652	0	652
Portugal
Corporate Bonds & Notes	0	402	0	402
Slovenia
Sovereign Issues	0	12,185	0	12,185
South Korea
Corporate Bonds & Notes	0	700	0	700
Spain
Corporate Bonds & Notes	0	511	0	511
Sovereign Issues	0	10,828	0	10,828
Supranational
Corporate Bonds & Notes	0	1,954	0	1,954
Sweden
Corporate Bonds & Notes	0	2,766	0	2,766
Sovereign Issues	0	168	0	168
Switzerland
Corporate Bonds & Notes	0	2,317	0	2,317
Sovereign Issues	0	502	0	502
United Kingdom
Asset-Backed Securities	0	66	0	66
Corporate Bonds & Notes	0	9,754	0	9,754
Non-Agency Mortgage-Backed Securities	0	4,069	0	4,069
Sovereign Issues	0	15,167	0	15,167
United States
Asset-Backed Securities	0	25,462	0	25,462
Bank Loan Obligations	0	601	0	601
Corporate Bonds & Notes	0	18,167	0	18,167
Municipal Bonds & Notes	0	139	0	139
Non-Agency Mortgage-Backed Securities	0	7,876	30	7,906
Preferred Securities	21	0	0	21
U.S. Government Agencies	0	3,101	0	3,101
U.S. Treasury Obligations	0	24,585	0	24,585
Short-Term Instruments
Certificates of Deposit	0	300	0	300
Commercial Paper	0	1,252	0	1,252
Repurchase Agreements	0	511	0	511
Japan Treasury Bills	0	46,850	0	46,850
U.S. Treasury Bills	0	1,714	0	1,714
	$21	$299,613	$30	$299,664

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,805	$0	$0	$22,805

Total Investments	$22,826	$299,613	$30	$322,469

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	169	89	0	258
Over the counter	0	5,502	0	5,502
	$169	$5,591	$0	$5,760

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(133)	(495)	0	(628)
Over the counter	0	(8,571)	0	(8,571)

	$(133)	$(9,066)	$0	$(9,199)

Totals	$22,862	$296,138	$30	$319,030

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (Unhedged)

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.6%
AUSTRALIA 1.6%
CORPORATE BONDS & NOTES 0.6%
Westpac Banking Corp.
1.850% due 11/26/2018		$200	$202

SOVEREIGN ISSUES 1.0%
New South Wales Treasury Corp. Bond
2.750% due 11/20/2025 (d)	AUD	124	113
Queensland Treasury Corp.
4.250% due 07/21/2023		300	253

			366

Total Australia (Cost $611)			568

BRAZIL 3.0%
CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV
3.250% due 03/17/2017		$100	98
7.875% due 03/15/2019		100	96

			194

SOVEREIGN ISSUES 2.4%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	3,200	833

Total Brazil (Cost $1,018)			1,027

CANADA 5.1%
CORPORATE BONDS & NOTES 0.9%
Royal Bank of Canada
2.300% due 03/22/2021		$100	101
Toronto-Dominion Bank
1.069% due 07/02/2019		200	197

			298

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
1.160% due 07/01/2020	CAD	94	72

SOVEREIGN ISSUES 4.0%
Province of Alberta
1.250% due 06/01/2020		100	77
2.350% due 06/01/2025		100	78
Province of Ontario
2.600% due 06/02/2025		1,300	1,036
3.450% due 06/02/2045		100	82
6.200% due 06/02/2031		100	109

			1,382

Total Canada (Cost $1,724)			1,752

DENMARK 6.8%
CORPORATE BONDS & NOTES 6.8%
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	497	75
Nykredit Realkredit A/S
1.000% due 07/01/2016		3,700	567
1.000% due 10/01/2016		3,400	523
2.000% due 04/01/2016		3,200	488
2.000% due 10/01/2037		200	30
2.500% due 10/01/2047		700	105
3.000% due 10/01/2047		2,186	338
Realkredit Danmark A/S
2.500% due 10/01/2037		99	15
2.500% due 10/01/2047		1,000	151
3.000% due 10/01/2047		496	77

Total Denmark (Cost $2,299)			2,369

FRANCE 7.5%
CORPORATE BONDS & NOTES 1.6%
Credit Agricole S.A.
1.177% due 06/12/2017		$300	300
Dexia Credit Local S.A.
1.875% due 03/28/2019		250	251

			551

SOVEREIGN ISSUES 5.9%
France Government International Bond
1.000% due 11/25/2018	EUR	400	472
3.250% due 05/25/2045		300	494
4.000% due 10/25/2038		125	220
4.500% due 04/25/2041 (g)		400	771
France Treasury Notes
2.500% due 07/25/2016		100	115

			2,072

Total France (Cost $2,429)			2,623

GERMANY 2.8%
CORPORATE BONDS & NOTES 2.2%
Commerzbank AG
8.125% due 09/19/2023		$200	226
KFW
6.000% due 08/20/2020	AUD	100	87
Landwirtschaftliche Rentenbank
5.500% due 03/29/2022		400	351
Symrise AG
4.125% due 10/25/2017	EUR	100	120

			784

SOVEREIGN ISSUES 0.6%
Republic of Germany
4.250% due 07/04/2039		100	199

Total Germany (Cost $982)			983

GREECE 0.5%
SOVEREIGN ISSUES 0.5%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	10,000	81
5.000% due 08/22/2016		10,000	83

Total Greece (Cost $186)			164

IRELAND 1.0%
ASSET-BACKED SECURITIES 0.3%
Celf Loan Partners PLC
0.164% due 05/03/2023	EUR	87	98
Mercator CLO PLC
0.048% due 02/18/2024		21	24

			122

CORPORATE BONDS & NOTES 0.2%
Depfa ACS Bank
4.875% due 05/21/2019		50	66

SOVEREIGN ISSUES 0.5%
Ireland Government International Bond
5.400% due 03/13/2025		100	161

Total Ireland (Cost $340)			349

ITALY 7.2%
CORPORATE BONDS & NOTES 0.7%
Banca Carige SpA
3.875% due 10/24/2018	EUR	200	245

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Claris Finance SRL
0.354% due 10/31/2060		106	120
Giovecca Mortgages SRL
0.454% due 04/23/2048		81	91

			211

SOVEREIGN ISSUES 5.9%
Italy Buoni Poliennali Del Tesoro
2.000% due 12/01/2025		250	305
3.250% due 09/01/2046		100	136
3.750% due 09/01/2024		500	691
4.000% due 02/01/2037		300	451
5.000% due 03/01/2025		200	302
Italy Government International Bond
6.000% due 08/04/2028	GBP	100	178

			2,063

Total Italy (Cost $2,418)			2,519

JAPAN 0.6%
CORPORATE BONDS & NOTES 0.6%
Sumitomo Mitsui Financial Group, Inc.
2.316% due 03/09/2021		$200	202

Total Japan (Cost $200)			202

LUXEMBOURG 0.7%
CORPORATE BONDS & NOTES 0.7%
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018	EUR	200	246

Total Luxembourg (Cost $229)			246

MEXICO 0.8%
SOVEREIGN ISSUES 0.8%
Mexico Government International Bond
6.500% due 06/09/2022	MXN	4,900	298

Total Mexico (Cost $307)			298

NETHERLANDS 1.9%
CORPORATE BONDS & NOTES 1.9%
Rabobank Group
2.500% due 01/19/2021		$250	252
8.375% due 07/26/2016 (e)		300	305
Ziggo Secured Finance BV
3.750% due 01/15/2025	EUR	100	111

Total Netherlands (Cost $661)			668

NORWAY 0.3%
CORPORATE BONDS & NOTES 0.3%
Eksportfinans ASA
5.500% due 05/25/2016		$100	101

Total Norway (Cost $101)			101

SLOVENIA 5.1%
SOVEREIGN ISSUES 5.1%
Slovenia Government International Bond
4.125% due 02/18/2019		$500	528
4.700% due 11/01/2016	EUR	500	585
5.250% due 02/18/2024		$400	448
5.500% due 10/26/2022		200	227

Total Slovenia (Cost $1,771)			1,788

SPAIN 3.9%
SOVEREIGN ISSUES 3.9%
Autonomous Community of Catalonia
4.300% due 11/15/2016	EUR	100	113
4.750% due 06/04/2018		50	57
4.950% due 02/11/2020		50	57
Autonomous Community of Madrid
4.125% due 05/21/2024		100	137
Spain Government International Bond
2.900% due 10/31/2046		90	108
3.300% due 07/30/2016		100	115
4.700% due 07/30/2041		100	161
5.150% due 10/31/2028		200	314
5.400% due 01/31/2023 (g)		200	296

Total Spain (Cost $1,357)			1,358

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
Inter-American Development Bank
1.875% due 03/15/2021		$100	102

Total Supranational (Cost $100)			102

SWEDEN 1.6%
CORPORATE BONDS & NOTES 1.2%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	1,000	132
Svenska Handelsbanken AB
1.781% due 03/30/2021		$250	251
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	300	40

			423

SOVEREIGN ISSUES 0.4%
Sweden Government International Bond
4.250% due 03/12/2019		900	126

Total Sweden (Cost $601)			549

SWITZERLAND 1.5%
CORPORATE BONDS & NOTES 1.3%
Credit Suisse AG
3.000% due 10/29/2021		$250	256
UBS AG
5.125% due 05/15/2024		200	203

			459

SOVEREIGN ISSUES 0.2%
Switzerland Government Bond
3.500% due 04/08/2033	CHF	50	84

Total Switzerland (Cost $538)			543

UNITED KINGDOM 10.8%
ASSET-BACKED SECURITIES 0.1%
Motor PLC
0.913% due 08/25/2021		$40	40

CORPORATE BONDS & NOTES 2.7%
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	200	202
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	100	175
12.000% due 12/16/2024 (e)		$100	135
Royal Bank of Scotland PLC
9.500% due 03/16/2022		100	106
Santander UK Group Holdings PLC
2.875% due 10/16/2020		200	199

Virgin Media Secured Finance PLC
4.875% due 01/15/2027	GBP	100	138

			955

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
Eurosail PLC
0.035% due 03/13/2045	EUR	58	63
0.044% due 12/10/2044		52	56
0.751% due 03/13/2045	GBP	116	157
Hercules Eclipse PLC
0.829% due 10/25/2018		46	65
Kensington Mortgage Securities PLC
0.045% due 06/14/2040	EUR	46	49
Leek Finance PLC
0.883% due 09/21/2038		$207	219
Mansard Mortgages PLC
1.241% due 12/15/2049	GBP	146	198
Newgate Funding PLC
1.591% due 12/15/2050		173	216
RMAC Securities PLC
0.025% due 06/12/2044	EUR	131	131
0.761% due 06/12/2044	GBP	152	196

			1,350

SOVEREIGN ISSUES 4.1%
United Kingdom Gilt
3.250% due 01/22/2044		600	1,034
3.500% due 01/22/2045		100	180
4.250% due 12/07/2040		100	199

			1,413

Total United Kingdom (Cost $3,700)			3,758

UNITED STATES 27.9%
ASSET-BACKED SECURITIES 2.8%
Citigroup Mortgage Loan Trust, Inc.
0.693% due 06/25/2037		$200	130
Countrywide Asset-Backed Certificates
0.653% due 06/25/2047		300	185
First Franklin Mortgage Loan Trust
0.903% due 11/25/2036		300	165
Panhandle-Plains Higher Education Authority, Inc.
1.755% due 10/01/2035		42	42
Renaissance Home Equity Loan Trust
2.983% due 12/25/2032		89	83
Saxon Asset Securities Trust
2.183% due 12/25/2037		86	68
SG Mortgage Securities Trust
0.583% due 10/25/2036		200	116
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	76	82
Structured Asset Investment Loan Trust
2.158% due 10/25/2034		$116	96

			967

BANK LOAN OBLIGATIONS 0.3%
Charter Communications Operating LLC
3.500% due 01/24/2023		100	100

CORPORATE BONDS & NOTES 4.1%
Ally Financial, Inc.
2.750% due 01/30/2017		100	100
3.600% due 05/21/2018		100	100
American International Group, Inc.
3.900% due 04/01/2026		100	100
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		100	104
Bank of America Corp.
6.100% due 03/17/2025 (e)		100	99
6.875% due 04/25/2018		100	110
CCO Safari LLC
4.464% due 07/23/2022		100	105
Citigroup, Inc.
6.125% due 11/15/2020 (e)		100	100
International Lease Finance Corp.
6.750% due 09/01/2016		100	102
JPMorgan Chase & Co.
3.900% due 07/15/2025		100	106
7.900% due 04/30/2018 (e)		100	100

MUFG Americas Holdings Corp.
3.000% due 02/10/2025	100	98
UnitedHealth Group, Inc.
3.750% due 07/15/2025	100	108
Wells Fargo & Co.
3.000% due 02/19/2025	100	101

		1,433

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	159	134
Citigroup Commercial Mortgage Trust
1.186% due 06/15/2033	300	294
Citigroup Mortgage Loan Trust, Inc.
2.650% due 09/25/2035	15	15
Commercial Mortgage Trust
1.565% due 07/10/2046 (a)	650	16
1.971% due 07/10/2046 (a)	478	33
Credit Suisse Mortgage Capital Certificates
5.775% due 12/16/2049	148	150
DBUBS Mortgage Trust
0.306% due 11/10/2046 (a)	200	3
0.961% due 11/10/2046 (a)	202	5
Deutsche ALT-A Securities, Inc.
0.623% due 08/25/2047	176	127
First Horizon Mortgage Pass-Through Trust
2.983% due 05/25/2037 ^	47	38
HarborView Mortgage Loan Trust
0.712% due 02/19/2036	358	249
Impac CMB Trust
1.153% due 10/25/2034	85	73
IndyMac Mortgage Loan Trust
0.673% due 07/25/2035	31	27
JPMorgan Chase Commercial Mortgage Securities Trust
4.070% due 11/15/2043	200	215
JPMorgan Mortgage Trust
2.764% due 02/25/2036 ^	27	24
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.296% due 08/15/2032	45	43
Merrill Lynch Mortgage Investors Trust
2.644% due 02/25/2035	15	15
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.864% due 08/12/2049	100	103
Morgan Stanley Bank of America Merrill Lynch Trust
1.269% due 12/15/2048 (a)	315	17
Royal Bank of Scotland Capital Funding Trust
6.095% due 12/16/2049	56	58
Thornburg Mortgage Securities Trust
2.394% due 06/25/2047 ^	18	16
WaMu Commercial Mortgage Securities Trust
5.462% due 03/23/2045	78	78
Wells Fargo Mortgage-Backed Securities Trust
2.761% due 10/25/2035	33	33

		1,766

U.S. GOVERNMENT AGENCIES 6.3%
Fannie Mae
0.863% due 11/25/2040	44	44
0.883% due 11/25/2040	79	79
Fannie Mae, TBA
4.500% due 04/01/2046	500	544
Freddie Mac
1.036% due 12/15/2037	14	15
Freddie Mac, TBA
3.500% due 05/01/2046	1,000	1,045
NCUA Guaranteed Notes
0.808% due 11/06/2017	311	310
0.998% due 12/08/2020	119	120
Small Business Administration
5.980% due 05/01/2022	42	45

		2,202

U.S. TREASURY OBLIGATIONS 9.3%
U.S. Treasury Bonds
2.875% due 08/15/2045	100	105
3.000% due 05/15/2045	100	108
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022	103	105
0.125% due 01/15/2023	1,232	1,243
0.250% due 01/15/2025	900	909
0.375% due 07/15/2025	200	204
2.375% due 01/15/2025	377	450

U.S. Treasury Notes
1.625% due 02/15/2026		100	99

			3,223

Total United States (Cost $9,646)			9,691

SHORT-TERM INSTRUMENTS 14.7%
REPURCHASE AGREEMENTS (f) 0.4%			153

JAPAN TREASURY BILLS 14.3%
(0.100)% due 08/10/2016 - 09/12/2016 (b)(c)	JPY	560,000	4,978

Total Short-Term Instruments (Cost $5,084)			5,131

Total Investments in Securities (Cost $36,302)			36,789

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		6,792	67

Total Short-Term Instruments (Cost $67)			67

Total Investments in Affiliates (Cost $67)			67

Total Investments 105.8% (Cost $36,369)			$36,856
Financial Derivative Instruments (h)(i) 2.2% (Cost or Premiums, net $(1))			684
Other Assets and Liabilities, net (8.0%)			(2,719)

Net Assets 100.0%			$34,821

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$153	U.S. Treasury Notes 1.625% due 04/30/2019	$(159)	$153	$153

Total Repurchase Agreements						$(159)	$153	$153

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BPS	(0.200)%	02/04/2016	05/04/2016	EUR	(260)	$(296)
MBC	(0.350)	03/22/2016	04/12/2016		(685)	(779)

Total Reverse Repurchase Agreements						$(1,075)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(375) at a weighted average interest rate of (0.185)%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	04/01/2046	$200	$(203)	$(205)
Fannie Mae, TBA	3.500	04/01/2046	200	(209)	(210)
Fannie Mae, TBA	4.500	04/01/2046	1,200	(1,302)	(1,306)

Total Short Sales				$(1,714)	$(1,721)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $1,068 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$112.000	05/20/2016	54	$0	$1

Total Purchased Options				$0	$1

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	6	$(10)	$0	$0
90-Day Eurodollar June Futures	Short	06/2016	4	(4)	0	0
90-Day Eurodollar March Futures	Short	03/2017	6	(12)	0	0
90-Day Eurodollar September Futures	Short	09/2016	6	(7)	0	0
90-Day Eurodollar September Futures	Short	09/2017	3	0	0	0
Australia Government 3-Year Note June Futures	Long	06/2016	4	1	1	0
Call Options Strike @ EUR 178.500 on Euro-Bund 10-Year Bond June Futures	Long	05/2016	11	0	0	0
Euro-Bobl June Futures	Long	06/2016	22	(4)	0	(2)
Euro-BTP Italy Government Bond June Futures	Long	06/2016	1	3	0	0
Euro-Bund 10-Year Bond June Futures	Short	05/2016	2	(2)	1	0
Euro-Bund 10-Year Bond June Futures	Short	06/2016	3	0	1	0
Euro-OAT France Government 10-Year Bond June Futures	Long	06/2016	3	7	0	(1)
Euro-Schatz June Futures	Long	06/2016	1	0	0	0
Japan Government 10-Year Bond June Futures	Long	06/2016	2	2	1	(10)
Put Options Strike @ EUR 122.500 on Euro-Bobl June Futures	Long	05/2016	18	0	0	0
U.S. Treasury 5-Year Note June Futures	Long	06/2016	8	1	1	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	42	(2)	16	0
U.S. Treasury Ultra Long-Term Bond June Futures	Short	06/2016	2	1	0	(2)

Total Futures Contracts				$(26)	$21	$(15)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-25 5-Year Index	1.000%	12/20/2020	$7,150	$38	$26	$0	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill *	2.200%	06/16/2026	CAD	400	$(19)	$(2)	$1	$0
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	200	4	4	0	0
Pay	3-Month SEK-STIBOR	1.080	01/26/2025	SEK	200	0	0	0	0
Pay	3-Month SEK-STIBOR	1.085	01/26/2025		200	0	0	0	0
Pay	3-Month USD-LIBOR *	1.250	06/15/2018		$2,000	14	6	1	0
Receive	3-Month USD-LIBOR	2.000	08/31/2022		200	(8)	(8)	0	(1)
Receive	3-Month USD-LIBOR *	2.000	06/15/2023		5,100	(192)	(32)	0	(10)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		5,900	(308)	(167)	0	(22)
Pay	3-Month USD-LIBOR *	2.500	06/15/2036		100	7	3	1	0
Pay	3-Month USD-LIBOR *	2.500	06/15/2046		200	15	3	1	0
Pay	3-Month ZAR-JIBAR *	9.000	09/21/2026	ZAR	1,900	2	0	2	0
Receive	6-Month AUD-BBR-BBSW	3.500	12/17/2025	AUD	200	(13)	(7)	0	(1)
Pay	6-Month EUR-EURIBOR *	0.000	09/21/2018	EUR	800	3	(1)	0	0
Pay	6-Month EUR-EURIBOR *	0.000	09/21/2021		3,500	(20)	10	0	(2)
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		500	28	20	0	(1)
Pay	6-Month EUR-EURIBOR	0.750	12/16/2025		100	3	9	0	0
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026		800	11	4	0	(1)
Receive	6-Month EUR-EURIBOR	1.564	11/30/2045		300	(49)	(37)	0	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		500	(26)	(3)	0	0
Receive	6-Month GBP-LIBOR *	1.750	09/16/2018	GBP	1,100	(29)	(30)	0	(1)
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018		200	(1)	0	0	0
Pay	6-Month GBP-LIBOR *	1.250	09/21/2021		1,900	24	21	4	0
Pay	6-Month GBP-LIBOR *	1.500	09/21/2026		300	1	3	1	0
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	240,000	11	9	0	0
Receive	6-Month JPY-LIBOR	0.500	09/18/2022		90,000	(26)	(24)	1	0
Receive	6-Month JPY-LIBOR	0.300	03/18/2026		90,000	(11)	(8)	2	0
Pay	6-Month JPY-LIBOR	1.500	06/19/2033		460,000	750	765	0	(25)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		40,000	51	34	0	(2)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		20,000	(44)	(6)	2	0
Pay	28-Day MXN-TIIE	4.300	09/01/2016	MXN	10,600	0	(1)	0	0
Pay	28-Day MXN-TIIE	4.195	10/05/2017		3,200	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	4.130	10/17/2017		10,000	(3)	(2)	0	0
Receive	28-Day MXN-TIIE	5.610	07/07/2021		7,300	(5)	1	1	0
Pay	28-Day MXN-TIIE	5.795	12/10/2021		3,900	4	(1)	0	0
Pay	28-Day MXN-TIIE	5.860	11/22/2022		3,100	2	2	0	0

						$175	$564	$17	$(66)

Total Swap Agreements						$213	$590	$17	$(66)

*	This security has a forward starting effective date.
(4)	Unsettled variation margin liability of $(6) for closed swap agreements is outstanding at period end.

Cash of $928 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2016	AUD	1,267		$950	$0	$(21)
	04/2016		$53	CAD	71	2	0
	05/2016	TWD	868		$26	0	(1)
	05/2016		$926	AUD	1,236	21	0
BOA	04/2016	AUD	30		$22	0	(1)
	04/2016	BRL	476		134	1	0
	04/2016	DKK	751		111	0	(3)
	04/2016	SEK	310		37	0	(2)
	04/2016		$1,086	AUD	1,517	78	0
	04/2016		118	BRL	476	14	0
	04/2016		23	KRW	26,969	1	0
	04/2016		1,676	NOK	14,462	72	0
	04/2016		52	SEK	450	3	0
	05/2016	CNH	684		$105	0	(1)
	05/2016	KRW	34,603		29	0	(1)
	05/2016	TWD	6,176		185	0	(7)
	05/2016		$92	CNH	597	0	0
	07/2016	DKK	1,451		$220	0	(3)
	09/2016	CNH	264		40	0	(1)
	10/2016	BRL	400		104	0	(2)
	01/2017	CNY	444		64	0	(3)
	01/2017		$103	CNY	684	1	0
BPS	04/2016	BRL	1,100		$309	3	0
	04/2016	KRW	48,320		40	0	(2)
	04/2016	TWD	1,339		40	0	(2)
	04/2016		$289	BRL	1,100	17	0
	04/2016		118	CNH	790	4	0
	04/2016		35	EUR	32	1	0
	05/2016	KRW	73,023		$60	0	(4)
	05/2016	MYR	739		170	0	(21)
	09/2016	CNH	913		138	0	(2)
	01/2017	CNY	927		134	0	(7)
BRC	04/2016	BRL	1,684		473	5	0
	04/2016		$461	BRL	1,684	7	0
	05/2016		83	KRW	98,272	3	0
	05/2016		881	MXN	15,710	24	0
	05/2016		44	MYR	181	3	0
	05/2016		4	SGD	6	0	0
	05/2016		61	TWD	2,019	2	0
	09/2016	CNH	326		$49	0	(1)
	10/2016	BRL	1,800		469	0	(6)
CBK	04/2016	AUD	38		28	0	(1)
	04/2016	BRL	1,684		461	0	(7)
	04/2016	CAD	2,784		2,112	0	(32)
	04/2016	CHF	88		88	0	(3)
	04/2016	DKK	785		117	0	(2)
	04/2016	EUR	290		322	0	(8)
	04/2016	NOK	195		23	0	(1)
	04/2016	SEK	145		17	0	(1)
	04/2016		$473	BRL	1,684	0	(5)
	04/2016		1,951	CAD	2,698	127	0
	04/2016		526	EUR	482	23	0
	04/2016		27	NOK	235	1	0
	05/2016	EUR	102		$116	0	0
	05/2016		$2,040	CAD	2,688	30	0
	05/2016		51	EUR	45	0	0
	05/2016		848	INR	57,811	18	0
	05/2016		23	KRW	28,300	1	0
	05/2016		731	SGD	1,023	28	0
	09/2016	CNH	160		$24	0	(1)
	01/2017		$79	RUB	5,720	1	0
DUB	04/2016	BRL	805		$236	13	0
	04/2016	CAD	97		72	0	(3)
	04/2016	DKK	115		17	0	(1)
	04/2016		$223	BRL	805	3	(1)
	05/2016	CNH	401		$62	0	0
	05/2016	THB	2,662		75	0	(1)
	05/2016		$49	KRW	58,496	2	0
	05/2016		5	MYR	21	0	0
FBF	05/2016		10	TWD	328	0	0
GLM	04/2016	AUD	74		$53	0	(4)
	04/2016	BRL	1,194		336	4	0
	04/2016	CAD	47		35	0	(1)
	04/2016	DKK	505		74	0	(3)
	04/2016	EUR	285		315	0	(10)
	04/2016	GBP	1,840		2,625	0	(18)
	04/2016	JPY	21,300		190	1	0
	04/2016	NOK	14,502		1,711	0	(42)
	04/2016	NZD	107		72	0	(2)
	04/2016		$52	AUD	69	1	0
	04/2016		306	BRL	1,194	26	0
	04/2016		54	GBP	38	1	0
	04/2016		139	JPY	15,700	1	0
	04/2016		141	NZD	213	6	0
	04/2016		1,391	SEK	11,820	65	0
	05/2016	KRW	73,774		$62	0	(2)
	05/2016	RUB	2,967		43	0	(1)
	05/2016	TWD	2,363		71	0	(3)
	05/2016		$2,466	GBP	1,727	14	0
	05/2016		190	JPY	21,300	0	(1)
	05/2016		47	MYR	194	3	0
	05/2016		1,693	NOK	14,347	41	0
	05/2016		46	THB	1,617	0	0
HUS	04/2016	BRL	2,521		$700	0	(1)
	04/2016	CAD	24		18	0	0
	04/2016	DKK	1,738		257	0	(8)
	04/2016	JPY	858,136		7,624	0	0
	04/2016	SGD	56		39	0	(2)
	04/2016		$706	BRL	2,521	2	(6)
	04/2016		689	DKK	4,580	11	0
	05/2016	CNH	2,046		$312	0	(4)
	05/2016	DKK	4,580		689	0	(11)
	05/2016	KRW	170,609		142	0	(7)
	05/2016	TWD	2,994		90	0	(3)
	05/2016		$694	BRL	2,521	1	0
	05/2016		26	CNH	172	0	0
	05/2016		11	CNY	73	0	0
	05/2016		7,629	JPY	858,136	2	0
	05/2016		81	KRW	99,214	6	0
	05/2016		47	TWD	1,557	1	0
	09/2016	CNH	160		$24	0	(1)
	09/2016		$20	CNH	134	0	0
	01/2017	CNH	172		$26	0	0
	01/2017		$104	CNY	687	1	0
	02/2017		40	RUB	2,903	0	0
IND	04/2016		8,360	JPY	935,036	0	(52)
JPM	04/2016	AUD	199		$142	0	(10)
	04/2016	CAD	56		41	0	(2)
	04/2016	DKK	1,044		156	0	(4)
	04/2016	GBP	30		43	0	0
	04/2016	JPY	92,600		818	0	(4)
	04/2016		$101	CAD	133	1	0
	04/2016		931	EUR	829	12	0
	04/2016		276	GBP	197	7	0
	04/2016		188	JPY	21,300	2	0
	05/2016	INR	3,700		$54	0	(1)
	05/2016	KRW	18,195		15	0	(1)
	05/2016	SGD	23		16	0	(1)
	05/2016	TWD	4,948		150	0	(4)
	05/2016		$315	CNH	2,068	4	0
	05/2016		63	INR	4,349	2	0
	05/2016		1,005	KRW	1,213,900	53	0
	05/2016		34	MYR	143	3	0
	05/2016		197	RUB	15,201	26	0
	05/2016		152	SGD	209	3	0
	05/2016		32	THB	1,125	0	0
	05/2016		52	TWD	1,725	2	0
	09/2016	CNH	1,706		$258	0	(4)
	09/2016		$99	CNH	645	0	0
	10/2016	BRL	1,000		$260	0	(4)
	10/2016	DKK	3,419		520	0	(6)
MSB	04/2016		2,880		424	0	(15)
	04/2016	EUR	691		758	0	(28)
	04/2016	GBP	43		61	0	(1)
	04/2016	JPY	371,996		3,339	32	0
	04/2016	RUB	2,224		31	0	(2)
	04/2016		$32	RUB	2,224	1	0
	04/2016		48	SEK	395	1	0
	05/2016	BRL	1,606		$456	13	0
	05/2016	INR	756		11	0	0
	05/2016	KRW	22,360		18	0	(1)
	05/2016		$30	INR	2,021	0	0
	05/2016		68	KRW	82,646	4	0
	05/2016		30	MXN	526	0	0
	05/2016		21	SGD	29	0	0
	05/2016		9	TWD	301	0	0
	06/2016	RUB	2,224		$31	0	(1)
RBC	04/2016		$79	CAD	106	2	0
SCX	04/2016	NZD	2,561		$1,741	0	(30)
	04/2016	SEK	190		22	0	(1)
	04/2016		$67	AUD	91	3	0
	04/2016		2,339	GBP	1,678	71	0
	04/2016		43	NOK	365	1	0
	04/2016		1,512	NZD	2,293	73	0
	05/2016	CNH	2,783		$423	0	(7)
	05/2016		$346	CNH	2,251	2	0
	05/2016		335	CNY	2,213	7	0
	05/2016		47	MYR	198	4	0
	05/2016		1,738	NZD	2,561	30	0
	06/2016	CNH	1,017		$155	0	(2)
	06/2016		$155	CNY	1,018	2	0
	01/2017		25	CNH	172	1	0
UAG	04/2016	EUR	55		$60	0	(3)
	04/2016	JPY	188,005		1,685	13	0
	04/2016	SEK	12,020		1,454	0	(27)
	04/2016		$109	NZD	162	3	0
	05/2016	CNH	487		$74	0	(1)
	05/2016	KRW	64,439		53	0	(3)
	05/2016		$324	INR	22,518	14	0
	05/2016		1,455	SEK	12,020	27	0
	07/2016	DKK	2,525		$380	0	(6)
	09/2016	CNH	329		50	0	(1)
	09/2016		$472	CNH	3,078	0	0

Total Forward Foreign Currency Contracts						$1,115	$(510)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.059	05/06/2016	EUR	516	$3	$0
	Put - OTC EUR versus USD		1.120	05/06/2016		516	11	2
	Call - OTC USD versus CAD	CAD	1.630	04/11/2016		$2,000	0	0
BPS	Call - OTC USD versus JPY	JPY	145.000	04/22/2016		8,000	1	0
	Call - OTC USD versus JPY		117.250	05/06/2016		408	6	1
CBK	Put - OTC NZD versus USD		$0.365	04/21/2016	NZD	2,500	0	0
	Call - OTC USD versus SEK	SEK	11.900	04/21/2016		$1,000	0	0
FBF	Call - OTC USD versus BRL	BRL	4.000	05/19/2016		300	18	2
GLM	Call - OTC USD versus JPY	JPY	117.250	05/06/2016		375	6	1
JPM	Put - OTC EUR versus USD		$1.039	05/06/2016	EUR	151	1	0
	Put - OTC EUR versus USD		1.099	05/06/2016		151	2	0
	Call - OTC USD versus NOK	NOK	11.500	04/29/2016		$1,600	0	0
SCX	Call - OTC USD versus CNY	CNY	6.520	10/31/2016		8	2	3

							$50	$9

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.400%	03/03/2017	JPY	10,000	$1	$1

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC Fannie Mae 4.500% due 04/01/2046	$120.000	04/06/2016	$2,000	$0	$0

Total Purchased Options					$51	$10

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600%	04/20/2016		$100	$0	$0
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		100	0	0
JPM	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.000	04/20/2016	EUR	1,000	(4)	0

							$(4)	$0

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
AZD	Call - OTC USD versus CNY	CNY	7.000	11/01/2016		$200	$(2)	$(2)
BOA	Put - OTC EUR versus USD		$1.086	05/06/2016	EUR	774	(8)	(1)
	Put - OTC USD versus CNH	CNH	6.600	04/27/2016		$150	(2)	(3)
BPS	Call - OTC USD versus JPY	JPY	122.450	05/06/2016		408	(2)	0
CBK	Put - OTC USD versus CNH	CNH	6.600	04/27/2016		150	(1)	(3)
FBF	Put - OTC USD versus BRL	BRL	3.850	05/19/2016		300	(3)	(21)
	Call - OTC USD versus BRL		4.300	05/19/2016		300	(8)	(1)
	Call - OTC USD versus BRL		6.300	01/11/2018		100	(5)	(3)
GLM	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	100	(4)	(3)
	Call - OTC EUR versus MXN		22.650	03/21/2017		100	(3)	(4)
	Call - OTC USD versus JPY	JPY	122.450	05/06/2016		$375	(1)	0
JPM	Put - OTC EUR versus USD		$1.070	05/06/2016	EUR	226	(2)	0
	Put - OTC USD versus BRL	BRL	3.460	06/20/2016		$100	(1)	(1)
	Call - OTC USD versus BRL		4.030	06/20/2016		100	(2)	(1)
NGF	Put - OTC USD versus KRW	KRW	1,145.000	01/24/2017		100	(3)	(4)
UAG	Put - OTC USD versus KRW		1,145.000	01/19/2017		100	(2)	(4)

							$(49)	$(51)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap *	6-Month EUR-EURIBOR	Receive	0.400%	04/29/2016	EUR	500	$(2)	$0
	Put - OTC 5-Year Interest Rate Swap *	6-Month EUR-EURIBOR	Pay	1.400	04/29/2016		500	(4)	0
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.000	03/03/2017	JPY	60,000	(1)	(1)

								$(7)	$(1)

Total Written Options								$(60)	$(52)

*	The underlying security has a forward starting effective date.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Commerzbank AG	(1.000)%	12/20/2023	2.951%		$200	$20	$6	$26	$0
FBF	Altria Group, Inc.	(1.000)	12/20/2020	0.277		100	(3)	0	0	(3)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.372		100	(3)	0	0	(3)
GST	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.513	EUR	100	(3)	0	0	(3)
	United Utilities PLC	(1.000)	12/20/2020	0.775		100	0	(1)	0	(1)
JPM	Ally Financial, Inc.	(5.000)	06/20/2018	1.951		$100	(8)	1	0	(7)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.311		100	(3)	0	0	(3)

							$0	$6	$26	$(20)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	2.178%		$200	$(9)	$2	$0	$(7)
	France Government International Bond	0.250	03/20/2020	0.214		100	(1)	1	0	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	100	(1)	1	0	0
BRC	France Government International Bond	0.250	03/20/2020	0.214		$100	(1)	1	0	0
	Russia Government International Bond	1.000	09/20/2016	0.570		100	(1)	1	0	0
CBK	Brazil Government International Bond	1.000	03/20/2019	2.178		100	(4)	1	0	(3)
GST	France Government International Bond	0.250	03/20/2020	0.214		400	(4)	5	1	0
HUS	Brazil Government International Bond	1.000	09/20/2019	2.515		100	(3)	(2)	0	(5)
	Russia Government International Bond	1.000	09/20/2016	0.570		100	(1)	1	0	0
JPM	France Government International Bond	0.250	03/20/2020	0.214		200	(1)	2	1	0
	Tesco PLC	1.000	12/20/2020	2.589	EUR	200	(17)	1	0	(16)
MYC	France Government International Bond	0.250	03/20/2020	0.214		$100	(1)	1	0	0

							$(44)	$15	$2	$(31)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021	EUR	700	$759	$(1)	$38	$37	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026		140	152	5	2	7	0
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021		600	650	19	13	32	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021		400	433	4	17	21	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026		440	477	9	13	22	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.140% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	200	282	1	4	5	0
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/15/2026	EUR	100	106	0	11	11	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021		700	759	15	22	37	0
GLM	Floating rate equal to 3-Month GBP-LIBOR less 0.120% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	400	580	0	(6)	0	(6)

							$52	$114	$172	$(6)

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.860%	12/01/2020	KRW	179,600	$0	$3	$3	$0
CBK	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		111,300	0	2	2	0
DUB	Pay	3-Month KRW-KORIBOR	1.860	12/01/2020		538,800	0	8	8	0
GLM	Pay	1-Month GBP-UKRPI	3.188	01/15/2031	GBP	100	0	2	2	0
NGF	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020	KRW	179,600	0	3	3	0
UAG	Pay	1-Month GBP-UKRPI	3.223	01/15/2031	GBP	100	0	3	3	0

							$0	$21	$21	$0

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350%	08/16/2016	$1	$0	$2	$2	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700	08/16/2016	1	0	2	2	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000	08/16/2016	1	0	3	3	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.500	03/22/2017	1	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550	08/16/2016	1	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900	08/16/2016	1	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200	08/16/2016	1	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.300	03/22/2017	1	0	0	0	0

						$0	$5	$7	$(2)

Total Swap Agreements						$8	$161	$228	$(59)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$202	$0	$202
Sovereign Issues	0	366	0	366
Brazil
Corporate Bonds & Notes	0	194	0	194
Sovereign Issues	0	833	0	833
Canada
Corporate Bonds & Notes	0	298	0	298
Non-Agency Mortgage-Backed Securities	0	72	0	72
Sovereign Issues	0	1,382	0	1,382
Denmark
Corporate Bonds & Notes	0	2,369	0	2,369
France
Corporate Bonds & Notes	0	551	0	551
Sovereign Issues	0	2,072	0	2,072
Germany
Corporate Bonds & Notes	0	784	0	784
Sovereign Issues	0	199	0	199
Greece
Sovereign Issues	0	164	0	164
Ireland
Asset-Backed Securities	0	122	0	122
Corporate Bonds & Notes	0	66	0	66
Sovereign Issues	0	161	0	161
Italy
Corporate Bonds & Notes	0	245	0	245
Non-Agency Mortgage-Backed Securities	0	211	0	211
Sovereign Issues	0	2,063	0	2,063
Japan
Corporate Bonds & Notes	0	202	0	202
Luxembourg
Corporate Bonds & Notes	0	246	0	246
Mexico
Sovereign Issues	0	298	0	298
Netherlands
Corporate Bonds & Notes	0	668	0	668
Norway
Corporate Bonds & Notes	0	101	0	101
Slovenia
Sovereign Issues	0	1,788	0	1,788
Spain
Sovereign Issues	0	1,358	0	1,358
Supranational
Corporate Bonds & Notes	0	102	0	102
Sweden
Corporate Bonds & Notes	0	423	0	423
Sovereign Issues	0	126	0	126
Switzerland
Corporate Bonds & Notes	0	459	0	459
Sovereign Issues	0	84	0	84
United Kingdom
Asset-Backed Securities	0	40	0	40
Corporate Bonds & Notes	0	955	0	955
Non-Agency Mortgage-Backed Securities	0	1,350	0	1,350
Sovereign Issues	0	1,413	0	1,413
United States
Asset-Backed Securities	0	967	0	967
Bank Loan Obligations	0	100	0	100
Corporate Bonds & Notes	0	1,433	0	1,433
Non-Agency Mortgage-Backed Securities	0	1,616	150	1,766
U.S. Government Agencies	0	2,202	0	2,202
U.S. Treasury Obligations	0	3,223	0	3,223
Short-Term Instruments
Repurchase Agreements	0	153	0	153
Japan Treasury Bills	0	4,978	0	4,978
	$0	$36,639	$150	$36,789

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$67	$0	$0	$67

Total Investments	$67	$36,639	$150	$36,856

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,721)	$0	$(1,721)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	21	18	0	39
Over the counter	0	1,353	0	1,353
	$21	$1,371	$0	$1,392

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(15)	(66)	0	(81)
Over the counter	0	(621)	0	(621)

	$(15)	$(687)	$0	$(702)

Totals	$73	$35,602	$150	$35,825

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Strategy Bond Portfolio

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 107.1%
BELGIUM 0.9%
CORPORATE BONDS & NOTES 0.9%
KBC Bank NV
8.000% due 01/25/2023		$1,800	$1,948

Total Belgium (Cost $1,867)			1,948

BRAZIL 2.8%
CORPORATE BONDS & NOTES 0.4%
Petrobras Global Finance BV
3.002% due 03/17/2017		$300	290
6.250% due 03/17/2024		800	642

			932

SOVEREIGN ISSUES 2.4%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (b)	BRL	19,000	4,945

Total Brazil (Cost $5,994)			5,877

CANADA 6.6%
CORPORATE BONDS & NOTES 0.2%
Royal Bank of Canada
2.300% due 03/22/2021		$500	505

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
0.960% due 06/01/2020	CAD	276	210
1.160% due 07/01/2020		658	504
1.160% due 08/01/2020		193	148

			862

SOVEREIGN ISSUES 6.0%
Canada Government International Bond
1.500% due 12/01/2044 (d)		329	322
Canada Housing Trust
2.400% due 12/15/2022		5,600	4,583
Province of Alberta
1.250% due 06/01/2020		900	692
2.350% due 06/01/2025		900	698
Province of Ontario
2.400% due 06/02/2026		3,100	2,408
2.500% due 09/10/2021		$3,800	3,927

			12,630

Total Canada (Cost $14,751)			13,997

CAYMAN ISLANDS 0.4%
ASSET-BACKED SECURITIES 0.3%
OHA Credit Partners Ltd.
1.838% due 05/15/2023		$582	579

CORPORATE BONDS & NOTES 0.1%
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		271	62
6.750% due 10/01/2023		616	142

			204

Total Cayman Islands (Cost $1,400)			783

CZECH REPUBLIC 0.5%
SOVEREIGN ISSUES 0.5%
Czech Republic Government International Bond
0.370% due 10/27/2016	CZK	26,400	1,114

Total Czech Republic (Cost $1,093)			1,114

DENMARK 7.4%
CORPORATE BONDS & NOTES 7.4%
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	5,100	766
Nykredit Realkredit A/S
1.000% due 07/01/2016		33,500	5,131
1.000% due 10/01/2016		38,700	5,949
2.500% due 10/01/2047		10,683	1,603
3.000% due 10/01/2047		10,513	1,626
Realkredit Danmark A/S
3.000% due 10/01/2047		1,900	296

Total Denmark (Cost $14,977)			15,371

FRANCE 4.5%
CORPORATE BONDS & NOTES 1.6%
BPCE S.A.
4.625% due 07/11/2024		$1,000	981
Credit Agricole S.A.
7.500% due 06/23/2026 (e)	GBP	500	631
Dexia Credit Local S.A.
1.225% due 03/23/2018		$400	400
1.250% due 10/18/2016		1,100	1,102
Numericable SFR S.A.
5.625% due 05/15/2024	EUR	200	230

			3,344

SOVEREIGN ISSUES 2.9%
Caisse Francaise de Financement Local
5.250% due 02/16/2017		$800	828
France Government International Bond
0.250% due 07/25/2024 (d)	EUR	1,151	1,425
1.000% due 11/25/2018		580	684
2.500% due 05/25/2030		1,100	1,530
3.250% due 05/25/2045		1,000	1,647

			6,114

Total France (Cost $9,761)			9,458

GERMANY 4.1%
CORPORATE BONDS & NOTES 0.6%
Commerzbank AG
8.125% due 09/19/2023		$1,000	1,133
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	100	82

			1,215

SOVEREIGN ISSUES 3.5%
Republic of Germany
0.750% due 04/15/2018 (d)(f)	EUR	5,864	6,932
4.250% due 07/04/2039		200	398

			7,330

Total Germany (Cost $9,777)			8,545

GREECE 0.5%
CORPORATE BONDS & NOTES 0.4%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	900	931

SOVEREIGN ISSUES 0.1%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	32,000	258

Total Greece (Cost $1,269)			1,189

HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
CNPC General Capital Ltd.
2.750% due 05/14/2019		$200	203

Total Hong Kong (Cost $199)			203

INDONESIA 1.8%
SOVEREIGN ISSUES 1.8%
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	400	470
5.625% due 05/15/2023	IDR	1,924,000	128
6.625% due 05/15/2033		805,000	52
6.750% due 01/15/2044		$500	606
8.250% due 06/15/2032	IDR	14,687,000	1,108
8.375% due 03/15/2034		16,907,000	1,294

Total Indonesia (Cost $4,183)			3,658

IRELAND 2.0%
ASSET-BACKED SECURITIES 0.2%
Celf Low Levered Partners PLC
0.086% due 03/04/2024	EUR	307	344
LightPoint Pan-European CLO PLC
0.090% due 01/31/2022		3	3

			347

CORPORATE BONDS & NOTES 1.6%
Bank of Ireland
10.000% due 07/30/2016		1,500	1,752
Depfa ACS Bank
3.875% due 11/14/2016		300	350
4.875% due 05/21/2019		300	393
5.500% due 04/25/2016		$500	502
5.750% due 03/28/2017		300	312

			3,309

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
German Residential Funding Ltd.
0.949% due 08/27/2024	EUR	369	424

Total Ireland (Cost $4,283)			4,080

ITALY 3.1%
ASSET-BACKED SECURITIES 0.0%
Alba SPV SRL
1.358% due 04/20/2040	EUR	58	66

CORPORATE BONDS & NOTES 0.2%
Banca Carige SpA
3.875% due 10/24/2018		300	368

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Claris Finance SRL
0.354% due 10/31/2060		1,221	1,377
Creso SRL
0.458% due 12/30/2060		775	878
F-E Mortgages SRL
0.105% due 12/15/2043		50	57

			2,312

SOVEREIGN ISSUES 1.8%
Italy Buoni Poliennali Del Tesoro
1.650% due 04/23/2020 (d)		1,492	1,801
3.250% due 09/01/2046		800	1,088
Italy Government International Bond
6.000% due 08/04/2028	GBP	500	888

			3,777

Total Italy (Cost $6,928)			6,523

JAPAN 0.6%
CORPORATE BONDS & NOTES 0.6%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$200	199
Sumitomo Mitsui Financial Group, Inc.
2.316% due 03/09/2021		1,000	1,010

Total Japan (Cost $1,200)			1,209

LUXEMBOURG 0.6%
CORPORATE BONDS & NOTES 0.6%
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		$900	894
Telecom Italia Finance S.A.
7.750% due 01/24/2033	EUR	200	310

Total Luxembourg (Cost $1,234)			1,204

MALAYSIA 0.2%
SOVEREIGN ISSUES 0.2%
Malaysia Government International Bond
3.418% due 08/15/2022	MYR	350	88
3.492% due 03/31/2020		50	13
3.502% due 05/31/2027		200	48
3.580% due 09/28/2018		600	155
4.012% due 09/15/2017		800	209

Total Malaysia (Cost $653)			513

MEXICO 0.3%
SOVEREIGN ISSUES 0.3%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	700	695

Total Mexico (Cost $720)			695

NETHERLANDS 4.0%
ASSET-BACKED SECURITIES 0.4%
Cadogan Square CLO BV
0.177% due 01/17/2023	EUR	120	135
Highlander Euro CDO BV
0.069% due 05/01/2023		251	279
Malin CLO BV
0.029% due 05/07/2023		243	273
Panther CDO BV
0.312% due 10/15/2084		152	168

			855

CORPORATE BONDS & NOTES 3.6%
Bank Nederlandse Gemeenten NV
0.375% due 01/14/2022		2,300	2,666
ING Bank NV
2.625% due 12/05/2022		$3,000	3,064
Rabobank Group
8.375% due 07/26/2016 (e)		800	812
Vonovia Finance BV
3.200% due 10/02/2017		900	909

			7,451

Total Netherlands (Cost $8,138)			8,306

NORWAY 0.2%
CORPORATE BONDS & NOTES 0.1%
DNB Boligkreditt A/S
1.450% due 03/21/2018		$200	200

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	1,100	154

Total Norway (Cost $365)			354

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
3.250% due 07/25/2025	PLN	3,100	867

Total Poland (Cost $918)			867

PORTUGAL 0.3%
CORPORATE BONDS & NOTES 0.3%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	300	84
Novo Banco S.A.
5.000% due 04/23/2019		100	88
5.000% due 05/21/2019		300	262
5.000% due 05/23/2019		100	87

Total Portugal (Cost $967)			521

SLOVENIA 2.9%
SOVEREIGN ISSUES 2.9%
Slovenia Government International Bond
3.500% due 03/23/2017	EUR	209	246
4.700% due 11/01/2016		1,900	2,221
5.500% due 10/26/2022		$2,000	2,266
5.850% due 05/10/2023		1,100	1,271

Total Slovenia (Cost $5,937)			6,004

SOUTH AFRICA 0.3%
SOVEREIGN ISSUES 0.3%
South Africa Government International Bond
3.750% due 07/24/2026	EUR	200	222
5.375% due 07/24/2044		$300	298

Total South Africa (Cost $564)			520

SOUTH KOREA 0.7%
SOVEREIGN ISSUES 0.7%
Korea Treasury Bond
3.500% due 03/10/2017	KRW	564,400	503
3.750% due 06/10/2022		366,900	361
4.000% due 12/10/2031		127,000	143
5.750% due 09/10/2018		529,100	510

Total South Korea (Cost $1,477)			1,517

SPAIN 2.5%
CORPORATE BONDS & NOTES 0.5%
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (e)	EUR	600	564
Banco Santander S.A.
6.250% due 09/11/2021 (e)		400	409

			973

SOVEREIGN ISSUES 2.0%
Autonomous Community of Catalonia
4.300% due 11/15/2016		577	654
4.750% due 06/04/2018		475	542
4.950% due 02/11/2020		1,400	1,595
Autonomous Community of Madrid
1.826% due 04/30/2025		200	232
4.688% due 03/12/2020		200	265
Spain Government International Bond
1.400% due 01/31/2020		10	12
2.900% due 10/31/2046		650	778

			4,078

Total Spain (Cost $5,352)			5,051

SUPRANATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Inter-American Development Bank
1.875% due 03/15/2021		$500	509

Total Supranational (Cost $499)			509

SWEDEN 0.4%
CORPORATE BONDS & NOTES 0.4%
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		$400	399
Swedbank AB
2.200% due 03/04/2020		400	402

Total Sweden (Cost $797)			801

SWITZERLAND 2.1%
CORPORATE BONDS & NOTES 2.1%
Credit Suisse AG
1.308% due 01/29/2018		$1,500	1,492
UBS AG
5.125% due 05/15/2024		550	559
7.250% due 02/22/2022		2,350	2,423

Total Switzerland (Cost $4,494)			4,474

UNITED KINGDOM 9.5%
CORPORATE BONDS & NOTES 5.1%
Barclays Bank PLC
7.625% due 11/21/2022		$1,600	1,723
Barclays PLC
8.000% due 12/15/2020 (e)	EUR	700	773
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	300	463
HSBC Holdings PLC
4.300% due 03/08/2026		$800	826
6.000% due 09/29/2023 (e)	EUR	250	270
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	500	876
5.125% due 03/07/2025		1,100	1,942
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)		900	1,254
Pizzaexpress Financing PLC
6.625% due 08/01/2021		100	147
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$1,000	1,060
Santander UK Group Holdings PLC
4.750% due 09/15/2025		500	474
7.375% due 06/24/2022 (e)	GBP	500	662
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		100	138

			10,608

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%
Alba PLC
0.780% due 11/25/2042		465	601
Bluestone Securities PLC
0.787% due 06/09/2044		307	415
Darrowby PLC
2.290% due 02/20/2044		139	201
Eurosail PLC
1.541% due 06/13/2045		600	810
Gemgarto
3.543% due 05/14/2045		63	92
Gosforth Funding PLC
1.391% due 11/18/2049		96	138
Leek Finance PLC
0.868% due 12/21/2037		391	598
Leofric PLC
2.290% due 05/26/2050		128	185
Nemus Arden PLC
0.823% due 02/15/2020		732	1,028
Newgate Funding PLC
0.721% due 12/15/2050		424	587
RMAC PLC
1.011% due 12/12/2036		297	395
RMAC Securities PLC
0.761% due 06/12/2044		379	489

Southern Pacific Financing PLC
0.771% due 06/10/2043	421	584

		6,123

SOVEREIGN ISSUES 1.5%
United Kingdom Gilt
0.125% due 03/22/2024 (d)	1,922	3,050

Total United Kingdom (Cost $21,569)		19,781

UNITED STATES 36.1%
ASSET-BACKED SECURITIES 8.6%
Accredited Mortgage Loan Trust
0.563% due 02/25/2037	$86	83
0.716% due 04/25/2036	300	261
Argent Securities Trust
0.583% due 07/25/2036	429	164
0.593% due 05/25/2036	734	240
Asset-Backed Securities Corp. Home Equity Loan Trust
1.528% due 02/25/2035	699	560
Bear Stearns Asset-Backed Securities Trust
0.753% due 01/25/2047	264	248
Citigroup Mortgage Loan Trust, Inc.
0.693% due 03/25/2036	800	608
Countrywide Asset-Backed Certificates
0.563% due 12/25/2036 ^	580	519
0.573% due 01/25/2037	2,223	2,102
0.573% due 07/25/2037 ^	450	396
0.583% due 04/25/2047	817	767
0.653% due 06/25/2047	900	556
0.673% due 03/25/2036	548	499
0.763% due 07/25/2036	456	381
1.203% due 11/25/2035	92	89
4.382% due 04/25/2036	200	202
4.946% due 07/25/2036	145	143
Countrywide Asset-Backed Certificates Trust
1.153% due 07/25/2034	329	304
1.686% due 07/25/2035	700	509
Credit-Based Asset Servicing and Securitization LLC
3.983% due 03/25/2037 ^	337	161
First Franklin Mortgage Loan Trust
0.906% due 11/25/2036	1,800	992
1.708% due 07/25/2034	241	222
GSAA Home Equity Trust
0.883% due 08/25/2037	111	99
GSAMP Trust
0.823% due 01/25/2036	500	409
HSI Asset Securitization Corp. Trust
0.843% due 01/25/2036	800	532
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.673% due 04/25/2037	381	221
JPMorgan Mortgage Acquisition Trust
0.563% due 08/25/2036	609	522
MASTR Asset-Backed Securities Trust
0.643% due 05/25/2037	500	362
Morgan Stanley ABS Capital, Inc. Trust
0.663% due 10/25/2036	731	440
Morgan Stanley Home Equity Loan Trust
0.533% due 04/25/2037	934	507
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^	51	44
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.723% due 03/25/2036	700	506
NovaStar Mortgage Funding Trust
0.563% due 03/25/2037	793	494
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.678% due 01/25/2036	200	182
People’s Choice Home Loan Securities Trust
1.381% due 05/25/2035 ^	600	409
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037	382	194
5.731% due 11/25/2036	899	476
7.238% due 09/25/2037 ^	932	528
Residential Asset Securities Corp. Trust
0.683% due 04/25/2037	383	350
0.833% due 12/25/2035	700	670
Structured Asset Investment Loan Trust
2.158% due 10/25/2034	232	191
Structured Asset Securities Corp. Mortgage Loan Trust
0.593% due 03/25/2036	90	87
Wachovia Mortgage Loan Trust
1.093% due 10/25/2035	199	189

Wells Fargo Home Equity Asset-Backed Securities Trust
0.663% due 01/25/2037		800	497

			17,915

CORPORATE BONDS & NOTES 5.5%
AbbVie, Inc.
2.500% due 05/14/2020		700	714
Ally Financial, Inc.
3.600% due 05/21/2018		1,100	1,097
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		500	521
Bank of America Corp.
6.875% due 04/25/2018		1,200	1,318
BellSouth Corp.
4.821% due 04/26/2021		600	602
California Resources Corp.
5.500% due 09/15/2021		92	21
8.000% due 12/15/2022		246	95
CCO Safari LLC
3.579% due 07/23/2020		400	409
4.464% due 07/23/2022		500	524
6.384% due 10/23/2035		600	663
Ford Motor Credit Co. LLC
5.750% due 02/01/2021		200	227
International Lease Finance Corp.
5.750% due 05/15/2016		400	401
JPMorgan Chase & Co.
2.750% due 06/23/2020		1,100	1,128
JPMorgan Chase Bank N.A.
1.053% due 06/02/2017		1,600	1,599
New York Life Global Funding
1.125% due 03/01/2017		100	100
Rio Oil Finance Trust
9.250% due 07/06/2024		500	315
Sprint Communications, Inc.
6.000% due 12/01/2016		600	599
Wells Fargo & Co.
2.550% due 12/07/2020		500	509
WM Covered Bond Program
4.000% due 09/27/2016	EUR	350	406
Zimmer Biomet Holdings, Inc.
3.375% due 11/30/2021		$300	309

			11,557

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.7%
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^		793	670
Banc of America Funding Trust
0.642% due 04/20/2047 ^		298	233
6.000% due 07/25/2037 ^		152	119
Chase Mortgage Finance Trust
2.801% due 03/25/2037 ^		138	109
Citigroup Mortgage Loan Trust, Inc.
3.958% due 08/25/2035 ^		2,650	2,232
5.323% due 04/25/2037 ^		119	102
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.603% due 09/25/2035 ^		550	471
Countrywide Home Loan Mortgage Pass-Through Trust
6.250% due 09/25/2036 ^		107	97
Credit Suisse Mortgage Capital Certificates
2.731% due 02/26/2036		118	114
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.750% due 08/25/2036 ^		204	160
Deutsche ALT-A Securities, Inc.
0.583% due 02/25/2047		390	271
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036 ^		146	122
GreenPoint Mortgage Funding Trust
0.893% due 06/25/2045		133	115
IndyMac Mortgage Loan Trust
2.632% due 11/25/2035		200	169
JPMorgan Alternative Loan Trust
2.723% due 12/25/2035 ^		556	470
3.222% due 12/25/2036		121	112
Merrill Lynch Mortgage Investors Trust
2.823% due 03/25/2036 ^		269	178
Morgan Stanley Mortgage Loan Trust
3.080% due 09/25/2035 ^		161	130
5.381% due 05/25/2036 ^		165	127
PHH Alternative Mortgage Trust
6.000% due 05/25/2037 ^		145	127
Prime Mortgage Trust
6.000% due 06/25/2036 ^		127	113

Residential Accredit Loans, Inc. Trust
0.563% due 02/25/2037		164	142
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^		116	104
6.000% due 06/25/2037 ^		104	96
Structured Adjustable Rate Mortgage Loan Trust
0.653% due 06/25/2037		178	153
Structured Asset Mortgage Investments Trust
0.663% due 02/25/2036		57	47
Wells Fargo Alternative Loan Trust
2.744% due 12/28/2037		998	840
Wells Fargo Mortgage-Backed Securities Trust
2.833% due 01/25/2035		143	142

			7,765

U.S. GOVERNMENT AGENCIES 5.6%
Fannie Mae, TBA
3.000% due 05/01/2046		3,000	3,072
3.500% due 06/01/2046		3,300	3,449
4.000% due 06/01/2046		1,700	1,811
Freddie Mac
3.000% due 02/01/2046		998	1,024
Freddie Mac, TBA
3.500% due 05/01/2046		1,000	1,045
Ginnie Mae, TBA
3.500% due 05/01/2046		400	422
4.000% due 05/01/2046		900	961

			11,784

U.S. TREASURY OBLIGATIONS 12.7%
U.S. Treasury Bonds
2.875% due 08/15/2045		200	211
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (f)		7,984	8,133
0.125% due 07/15/2024 (j)		6,585	6,617
0.250% due 01/15/2025		6,401	6,463
0.375% due 07/15/2025 (h)		999	1,022
2.375% due 01/15/2025 (h)(j)		1,005	1,199
U.S. Treasury Notes
1.625% due 02/15/2026		1,550	1,528
2.125% due 05/15/2025 (j)		1,300	1,341

			26,514

Total United States (Cost $75,622)			75,535

SHORT-TERM INSTRUMENTS 11.1%
CERTIFICATES OF DEPOSIT 0.7%
Intesa Sanpaolo SpA
1.997% due 04/11/2016		$1,400	1,400

JAPAN TREASURY BILLS 9.9%
(0.157%) due 08/10/2016 (b)(c)	JPY	2,330,000	20,712

U.S. TREASURY BILLS 0.5%
0.153% due 04/14/2016 - 04/28/2016 (a)(b)(j)		$1,124	1,124

Total Short-Term Instruments (Cost $23,022)			23,236

Total Investments in Securities (Cost $230,010)			223,843

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		1,871	18

Total Short-Term Instruments (Cost $18)			18

Total Investments in Affiliates (Cost $18)			18

Total Investments 107.1% (Cost $230,028)			$223,861
Financial Derivative Instruments (g)(i) 0.5% (Cost or Premiums, net $(719))			1,115
Other Assets and Liabilities, net (7.6%)			(15,954)

Net Assets 100.0%			$209,022

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
GRE	0.710%	03/08/2016	04/08/2016	$(1,028)	$(1,028)

Total Reverse Repurchase Agreements					$(1,028)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Sale-Buyback Transactions (2)
MYI	(0.440)%	03/31/2016	04/12/2016	EUR	(4,380)	$(4,985)

Total Sale-Buyback Transactions						$(4,985)

(1)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(787) at a weighted average interest rate of (0.039)%.
(2)	Payable for sale-buyback transactions includes $2 of deferred price drop.

(f)	Securities with an aggregate market value of $6,001 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(g)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$112.250	05/20/2016	62	$1	$0
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/20/2016	322	2	5

				$3	$5

Total Purchased Options				$3	$5

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	21	$(11)	$0	$0
90-Day Eurodollar June Futures	Short	06/2016	2	0	0	0
90-Day Eurodollar March Futures	Short	03/2017	14	(11)	0	0
90-Day Eurodollar September Futures	Short	09/2016	8	(2)	0	0
90-Day Eurodollar September Futures	Short	09/2017	8	0	0	(1)
Australia Government 10-Year Bond June Futures	Long	06/2016	20	18	14	0
Call Options Strike @ EUR 113.000 on Euro-Bund 10-Year Bond June Futures	Long	05/2016	94	0	0	0
Call Options Strike @ EUR 178.500 on Euro-Bund 10-Year Bond June Futures	Long	05/2016	115	0	0	0
Canada Government 10-Year Bond June Futures	Short	06/2016	5	5	2	0
Euro-Bobl June Futures	Long	06/2016	196	(68)	0	(16)
Euro-BONO June Futures June Futures	Long	06/2016	4	9	1	0
Euro-BTP Italy Government Bond June Futures	Long	06/2016	19	57	6	0
Euro-Bund 10-Year Bond June Futures	Short	05/2016	14	(16)	2	(1)
Euro-Bund 10-Year Bond June Futures	Short	06/2016	76	50	23	(5)
Euro-Buxl 30-Year Bond June Futures	Short	06/2016	1	(5)	1	(1)
Euro-OAT France Government 10-Year Bond June Futures	Long	06/2016	5	12	0	(1)
Euro-Schatz June Futures	Short	06/2016	83	20	1	0
Japan Government 10-Year Bond June Futures	Short	06/2016	1	(1)	5	0
Put Options Strike @ EUR 122.500 on Euro-Bobl June Futures	Long	05/2016	192	0	0	0
U.S. Treasury 5-Year Note June Futures	Long	06/2016	62	7	14	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	290	(79)	109	0
U.S. Treasury Ultra Long-Term Bond June Futures	Short	06/2016	1	1	0	(1)
United Kingdom Long Gilt June Futures	Short	06/2016	10	(6)	5	(5)

Total Futures Contracts				$(20)	$183	$(31)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
iTraxx Europe Main 25 5-Year Index	(1.000)%	06/20/2021	EUR	5,400	$(87)	$5	$0	$(11)

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-25 5-Year Index	1.000%	12/20/2020	$32,600	$174	$182	$0	$(2)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill *	2.200%	06/16/2026	CAD	5,000	$(243)	$4	$18	$0
Pay	3-Month SEK-STIBOR	1.013	01/23/2025	SEK	3,000	2	2	0	(1)
Pay	3-Month SEK-STIBOR	1.023	01/23/2025		2,400	2	2	0	0
Pay	3-Month SEK-STIBOR	1.033	01/23/2025		11,900	10	32	0	(2)
Pay	3-Month SEK-STIBOR	1.036	01/23/2025		2,900	2	2	0	0
Pay	3-Month USD-LIBOR *	1.250	06/15/2018		$5,200	36	15	2	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		38,400	(2,432)	(2,601)	0	(107)
Receive	3-Month USD-LIBOR	2.300	01/13/2023		2,800	(177)	(166)	0	(7)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		8,800	(770)	(859)	0	(33)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		17,000	(879)	(381)	0	(64)
Pay	3-Month USD-LIBOR *	2.500	06/15/2046		6,900	516	701	48	0
Pay	3-Month ZAR-JIBAR *	8.000	09/21/2018	ZAR	39,100	(3)	(2)	8	0
Pay	6-Month EUR-EURIBOR *	0.000	09/21/2021	EUR	4,900	(28)	16	0	(2)
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026		8,950	125	44	0	(16)
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		2,900	(150)	(19)	2	0
Receive	6-Month GBP-LIBOR *	1.750	09/16/2018	GBP	6,200	(162)	(166)	0	(6)
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018		1,300	(6)	(3)	0	(1)
Pay	6-Month GBP-LIBOR *	1.250	09/21/2021		8,900	111	98	18	0
Pay	6-Month GBP-LIBOR *	1.500	09/21/2026		900	3	9	2	0
Pay	6-Month GBP-LIBOR *	1.750	03/15/2047		400	13	6	3	0
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	3,090,000	143	132	2	0
Receive	6-Month JPY-LIBOR	0.500	09/18/2020		140,000	(33)	(63)	1	0
Receive	6-Month JPY-LIBOR	1.000	12/18/2025		70,000	(53)	(22)	2	0
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		140,000	18	(6)	0	(4)
Pay	6-Month JPY-LIBOR	1.500	12/20/2044		330,000	709	729	0	(23)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		240,000	(528)	(66)	17	0
Pay	28-Day MXN-TIIE	4.195	10/05/2017	MXN	21,800	(6)	(6)	0	0
Pay	28-Day MXN-TIIE	4.130	10/17/2017		65,100	(23)	(12)	0	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		73,700	9	37	2	0
Pay	28-Day MXN-TIIE	5.070	02/03/2021		5,600	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		67,100	45	(9)	4	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		10,700	7	0	1	0
Pay	28-Day MXN-TIIE	5.620	11/09/2021		7,000	4	4	0	0
Pay	28-Day MXN-TIIE	5.560	11/11/2021		2,100	1	1	0	0

						$(3,740)	$(2,550)	$130	$(266)

Total Swap Agreements						$(3,653)	$(2,363)	$130	$(279)

*	This security has a forward starting effective date.

(h)	Securities with an aggregate market value of $1,282 and cash of $3,011 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	05/2016		$620	IDR	8,557,227	$27	$0
BOA	04/2016	BRL	3,676		$1,033	11	0
	04/2016	JPY	289,189		2,583	13	0
	04/2016	NZD	1,692		1,128	0	(42)
	04/2016		$1,034	AUD	1,446	74	0
	04/2016		914	BRL	3,676	108	0
	04/2016		4,019	DKK	26,477	24	0
	04/2016		594	EUR	539	19	0
	04/2016		129	GBP	90	1	0
	04/2016		138	KRW	165,490	6	0
	05/2016	DKK	26,477		$4,022	0	(24)
	05/2016	KRW	233,867		196	0	(8)
	05/2016	TWD	42,332		1,268	0	(49)
	05/2016		$569	CNH	3,685	0	0
	05/2016		1,373	CNY	9,223	51	0
	05/2016		5,557	INR	378,466	115	0
	07/2016	DKK	14,231		$2,151	0	(28)
	09/2016	CNH	794		120	0	(2)
	10/2016	BRL	2,300		597	0	(10)
	01/2017	CNY	3,071		443	0	(23)
BPS	04/2016	BRL	8,102		2,277	23	0
	04/2016	DKK	590		89	0	(1)
	04/2016	KRW	271,800		225	0	(12)
	04/2016	TWD	7,533		225	0	(9)
	04/2016		$2,142	BRL	8,102	111	0
	04/2016		1,562	CLP	1,110,758	96	0
	04/2016		670	CNH	4,487	23	0
	05/2016		344	MYR	1,496	42	0
	09/2016	CNH	7,059		$1,068	0	(15)
BRC	04/2016	BRL	9,826		2,761	28	0
	04/2016		$2,690	BRL	9,826	43	0
	05/2016		767	KRW	908,128	25	0
	05/2016		9,593	MXN	170,989	263	0
	05/2016		229	MYR	940	13	0
	05/2016		124	SGD	171	3	0
	05/2016		172	TWD	5,693	5	0
	09/2016	CNH	3,498		$526	0	(11)
	10/2016	BRL	10,500		2,737	0	(35)
CBK	04/2016		12,382		3,427	25	(42)
	04/2016	CAD	12,326		8,981	0	(510)
	04/2016	DKK	4,735		717	0	(6)
	04/2016	EUR	599		668	0	(13)
	04/2016		$3,479	BRL	12,382	0	(36)
	04/2016		9,480	CAD	12,490	137	0
	04/2016		1,393	CZK	33,813	30	0
	04/2016		2,131	EUR	1,906	38	0
	05/2016	BRL	8,532		$2,444	90	0
	05/2016	CAD	12,490		9,480	0	(137)
	05/2016		$48	IDR	637,182	0	0
	05/2016		1,605	ILS	6,243	58	0
	05/2016		163	KRW	198,115	9	0
	05/2016		259	PLN	1,007	11	0
	05/2016		1,214	RUB	90,185	112	0
	05/2016		1,145	SGD	1,602	43	0
	06/2016		1,116	PEN	3,980	75	0
	09/2016	CNH	1,749		$263	0	(6)
	01/2017		$395	RUB	28,598	2	0
DUB	04/2016	BRL	11,565		$3,398	181	0
	04/2016		$3,228	BRL	11,565	17	(28)
	05/2016	CNH	2,110		$326	0	0
	05/2016		$297	KRW	354,559	12	0
	05/2016		1,881	THB	67,018	21	0
	07/2016	DKK	6,600		$1,015	4	0
GLM	04/2016	AUD	608		437	0	(30)
	04/2016	BRL	39,952		11,226	115	0
	04/2016	EUR	1,734		1,915	0	(58)
	04/2016	GBP	84		117	0	(3)
	04/2016		$9,984	BRL	39,952	1,128	0
	04/2016		699	EUR	634	22	0
	04/2016		16,391	GBP	11,478	95	0
	04/2016		1,127	NZD	1,701	49	0
	05/2016	GBP	11,478		$16,392	0	(95)
	05/2016		$24	KRW	29,197	1	0
	05/2016		261	THB	9,174	0	(1)
	06/2016		2,238	COP	7,547,469	264	0
HUS	04/2016	BRL	41,436		$11,500	0	(24)
	04/2016	SGD	314		220	0	(13)
	04/2016		$11,643	BRL	41,436	0	(119)
	04/2016		3,414	JPY	384,289	0	0
	05/2016	CNH	787		$121	0	(1)
	05/2016	IDR	3,386,370		247	0	(9)
	05/2016	JPY	384,289		3,417	0	(1)
	05/2016	KRW	1,185,262		984	0	(49)
	05/2016	TWD	19,612		592	0	(18)
	05/2016		$11,416	BRL	41,436	16	0
	05/2016		107	CNH	695	1	0
	05/2016		1,400	HKD	10,909	7	0
	05/2016		249	KRW	306,942	19	0
	05/2016		301	MYR	1,246	20	0
	05/2016		1,166	RON	4,711	34	0
	05/2016		133	TWD	4,405	4	0
	09/2016	CNH	1,749		$263	0	(6)
	09/2016		$120	CNH	787	1	0
	01/2017	CNH	695		$105	0	(1)
	01/2017		$1,194	CNY	8,227	56	0
	02/2017		368	RUB	26,709	2	0
JPM	04/2016	AUD	916		$654	0	(48)
	04/2016	BRL	2,159		607	6	0
	04/2016	CAD	164		121	0	(5)
	04/2016	DKK	1,580		238	0	(4)
	04/2016	GBP	70		100	0	0
	04/2016	JPY	95,100		855	10	0
	04/2016		$588	BRL	2,159	12	0
	04/2016		2,211	EUR	2,020	87	0
	05/2016	DKK	200		$30	0	(1)
	05/2016	KRW	207,423		171	0	(10)
	05/2016		$1,943	CNH	12,754	27	0
	05/2016		4,686	KRW	5,650,615	240	0
	05/2016		224	MYR	941	19	0
	05/2016		723	SGD	996	16	0
	05/2016		161	THB	5,661	0	0
	05/2016		2,876	TRY	8,560	123	0
	05/2016		2,558	TWD	84,548	73	0
	09/2016	CNH	13,194		$1,996	0	(29)
	09/2016		$1,073	CNH	6,996	2	0
	10/2016	BRL	6,200		$1,610	0	(27)
	10/2016	CZK	26,675		1,127	0	(3)
	10/2016	DKK	38,961		5,908	0	(80)
MSB	04/2016		19,572		2,884	0	(105)
	04/2016	EUR	36,631		40,197	0	(1,485)
	04/2016	JPY	1,548,447		13,898	131	0
	04/2016	RUB	10,993		152	0	(11)
	04/2016		$86	GBP	60	0	0
	04/2016		158	RUB	10,993	5	0
	05/2016	BRL	28,011		$7,950	221	0
	06/2016	RUB	10,993		155	0	(5)
NGF	05/2016		$456	KRW	558,600	31	0
SCX	04/2016	GBP	11,414		$15,886	0	(507)
	04/2016		$307	EUR	279	10	0
	05/2016	CNH	16,621		$2,526	0	(41)
	05/2016	KRW	416,395		350	0	(13)
	05/2016		$2,053	CNH	13,375	13	0
	05/2016		2,012	CNY	13,291	40	0
	05/2016		252	MYR	1,060	21	0
	05/2016		2,604	ZAR	38,972	17	(1)
	06/2016	CNH	6,373		$971	0	(12)
	06/2016		$971	CNY	6,376	12	0
	01/2017		101	CNH	695	5	0
SOG	05/2016	RUB	20,971		$304	0	(4)
	01/2017	CNY	5,156		744	0	(39)
UAG	04/2016	EUR	241		262	0	(12)
	04/2016	JPY	781,553		7,004	56	0
	04/2016	NOK	950		110	0	(5)
	04/2016		$37,880	EUR	33,827	612	0
	05/2016	CNH	8,518		$1,291	0	(24)
	05/2016	EUR	33,437		37,475	0	(606)
	05/2016	INR	39,750		571	0	(25)
	05/2016	KRW	400,004		332	0	(17)
	05/2016		$4,683	EUR	4,130	21	0
	05/2016		1,520	PHP	73,015	65	0
	05/2016		2,348	PLN	9,350	157	0
	07/2016	DKK	14,277		$2,169	3	(20)
	09/2016	CNH	1,511		229	0	(3)
	09/2016		$3,339	CNH	21,772	2	0

Total Forward Foreign Currency Contracts						$5,860	$(4,617)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.059	05/06/2016	EUR	3,548	$18	$1
	Put - OTC EUR versus USD		1.120	05/06/2016		3,548	77	19
BPS	Call - OTC USD versus BRL	BRL	4.000	05/19/2016		$200	12	1
	Call - OTC USD versus JPY	JPY	117.250	05/06/2016		3,105	46	5
CBK	Call - OTC USD versus BRL	BRL	4.000	05/19/2016		100	6	1
FBF	Call - OTC USD versus BRL		4.000	05/19/2016		1,400	82	9
GLM	Call - OTC USD versus JPY	JPY	117.250	05/06/2016		2,837	43	5
JPM	Put - OTC EUR versus USD		$1.039	05/06/2016	EUR	2,712	9	0
	Put - OTC EUR versus USD		1.099	05/06/2016		2,712	40	5
SCX	Call - OTC USD versus CNY	CNY	6.520	10/31/2016		$103	32	44

							$365	$90

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GST	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000%	09/01/2016	EUR	4,500	$68	$217
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.400	03/03/2017	JPY	50,000	3	3

								$71	$220

Total Purchased Options								$436	$310

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600%	04/20/2016		$200	$0	$0
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		400	(1)	0
JPM	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.000	04/20/2016	EUR	5,400	(21)	(1)

							$(22)	$(1)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
AZD	Call - OTC USD versus CNY	CNY	7.000	11/01/2016		$700	$(8)	$(6)
BOA	Put - OTC EUR versus USD		$1.086	05/06/2016	EUR	5,322	(52)	(4)
	Put - OTC USD versus CNH	CNH	6.600	04/27/2016		$433	(4)	(10)
BPS	Put - OTC USD versus BRL	BRL	3.850	05/19/2016		200	(2)	(14)
	Call - OTC USD versus BRL		4.300	05/19/2016		200	(5)	0
	Call - OTC USD versus JPY	JPY	122.450	05/06/2016		3,105	(12)	(1)
CBK	Put - OTC USD versus BRL	BRL	3.850	05/19/2016		100	(1)	(7)
	Call - OTC USD versus BRL		4.300	05/19/2016		100	(3)	0
	Put - OTC USD versus CNH	CNH	6.600	04/27/2016		433	(4)	(9)
FBF	Put - OTC USD versus BRL	BRL	3.850	05/19/2016		1,400	(14)	(98)
	Call - OTC USD versus BRL		4.300	05/19/2016		1,400	(37)	(2)
	Call - OTC USD versus BRL		6.300	01/11/2018		400	(21)	(12)
GLM	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	800	(31)	(26)
	Call - OTC EUR versus MXN		22.650	03/21/2017		800	(28)	(31)
	Call - OTC USD versus JPY	JPY	122.450	05/06/2016		$2,837	(11)	(1)
JPM	Put - OTC EUR versus USD		$1.070	05/06/2016	EUR	4,068	(29)	(1)
	Put - OTC USD versus BRL	BRL	3.460	06/20/2016		$600	(9)	(9)
	Call - OTC USD versus BRL		4.030	06/20/2016		600	(11)	(8)
NGF	Put - OTC USD versus KRW	KRW	1,145.000	01/24/2017		500	(13)	(20)
SOG	Put - OTC USD versus CNH	CNH	6.600	04/27/2016		834	(9)	(18)
	Call - OTC USD versus CNY	CNY	7.000	11/01/2016		1,800	(22)	(14)
	Put - OTC USD versus KRW	KRW	1,145.000	01/19/2017		300	(7)	(12)
	Put - OTC USD versus RUB	RUB	63.000	06/22/2016		550	(7)	(7)
UAG	Put - OTC USD versus KRW	KRW	1,145.000	01/19/2017		400	(9)	(16)

							$(349)	$(326)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap *	6-Month EUR-EURIBOR	Receive	0.400%	04/29/2016	EUR	3,100	$(11)	$0
	Put - OTC 5-Year Interest Rate Swap *	6-Month EUR-EURIBOR	Pay	1.400	04/29/2016		3,100	(27)	(1)
GST	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.493	09/01/2016		1,800	(67)	(266)
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.000	03/03/2017	JPY	350,000	(4)	(3)

								$(109)	$(270)

Total Written Options								$(480)	$(597)

*	The underlying security has a forward starting effective date.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	BAT Netherlands Finance BV	(1.000)%	12/20/2020	0.513%	EUR	100	$(2)	$(1)	$0	$(3)
	Commerzbank AG	(1.000)	12/20/2023	2.951		$1,000	102	27	129	0
	Reynolds American, Inc.	(1.000)	12/20/2020	0.372		100	(3)	0	0	(3)
BPS	Koninklijke DSM NV	(1.000)	12/20/2020	0.391	EUR	100	(2)	(1)	0	(3)
	Teliasonera AB	(1.000)	12/20/2020	0.533		100	(1)	(2)	0	(3)
	UBS AG	(1.000)	03/20/2017	0.962		$500	1	(1)	0	0
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.678	EUR	100	(1)	(1)	0	(2)
BRC	Altria Group, Inc.	(1.000)	12/20/2020	0.277		$100	(3)	0	0	(3)
	Bayer AG	(1.000)	12/20/2020	0.465	EUR	100	(2)	(1)	0	(3)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.372		$100	(3)	0	0	(3)
	UBS AG	(1.000)	03/20/2017	0.962		600	0	0	0	0
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.311		100	(3)	0	0	(3)
CBK	Bayer AG	(1.000)	12/20/2020	0.465	EUR	100	(2)	(1)	0	(3)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.391		100	(2)	(1)	0	(3)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.311		$100	(3)	0	0	(3)
FBF	Altria Group, Inc.	(1.000)	12/20/2020	0.277		200	(7)	0	0	(7)
GST	Altria Group, Inc.	(1.000)	12/20/2020	0.277		100	(3)	0	0	(3)
	BASF SE	(1.000)	12/20/2020	0.474	EUR	200	(5)	(1)	0	(6)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.513		100	(3)	0	0	(3)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.391		100	(2)	(1)	0	(3)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.372		$200	(6)	0	0	(6)
	SABMiller PLC	(1.000)	01/20/2022	0.361		100	(3)	(1)	0	(4)
JPM	Altria Group, Inc.	(1.000)	12/20/2020	0.277		100	(3)	0	0	(3)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.513	EUR	100	(2)	(1)	0	(3)
	Pfizer, Inc.	(1.000)	12/20/2020	0.195		$200	(8)	0	0	(8)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.311		100	(3)	0	0	(3)
MYC	Pfizer, Inc.	(1.000)	12/20/2020	0.195		100	(4)	0	0	(4)
SOG	United Utilities PLC	(1.000)	12/20/2020	0.775	EUR	300	0	(4)	0	(4)

							$27	$10	$129	$(92)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	France Government International Bond	0.250%	03/20/2020	0.214%		$1,000	$(7)	$9	$2	$0
	Indonesia Government International Bond	1.000	12/20/2019	1.423		1,400	(27)	6	0	(21)
	South Africa Government International Bond	1.000	03/20/2019	2.027		300	(14)	5	0	(9)
	South Africa Government International Bond	1.000	09/20/2019	2.274		1,200	(33)	(18)	0	(51)
	Tesco PLC	1.000	12/20/2020	2.589	EUR	100	(10)	2	0	(8)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734		300	(2)	3	1	0
BPS	Indonesia Government International Bond	1.000	12/20/2019	1.423		$2,200	(42)	9	0	(33)
	Petrobras Global Finance BV	1.000	09/20/2019	8.596		1,200	(62)	(204)	0	(266)
	South Africa Government International Bond	1.000	03/20/2019	2.027		600	(28)	10	0	(18)
	Tesco PLC	1.000	12/20/2020	2.589	EUR	400	(42)	10	0	(32)
BRC	France Government International Bond	0.250	03/20/2020	0.214		$300	(2)	2	0	0
	Greece Government International Bond	1.000	06/20/2016	14.401		200	(11)	2	0	(9)
	Indonesia Government International Bond	1.000	09/20/2019	1.324		800	(10)	2	0	(8)
	Russia Government International Bond	1.000	09/20/2016	0.570		800	(11)	13	2	0
	Saudi Arabia Government International Bond	1.000	06/20/2021	1.532		3,400	(91)	2	0	(89)
	South Africa Government International Bond	1.000	12/20/2019	2.383		3,700	(152)	(29)	0	(181)
CBK	France Government International Bond	0.250	03/20/2020	0.214		400	(4)	5	1	0
	France Government International Bond	0.250	06/20/2020	0.229		100	(1)	1	0	0
	South Africa Government International Bond	1.000	03/20/2019	2.027		400	(18)	6	0	(12)
DUB	Indonesia Government International Bond	1.000	12/20/2019	1.423		500	(10)	3	0	(7)
FBF	Export-Import Bank of China	1.000	12/20/2016	0.362		100	(10)	11	1	0
	Tesco PLC	1.000	12/20/2020	2.589	EUR	200	(20)	4	0	(16)
GST	France Government International Bond	0.250	03/20/2020	0.214		$2,000	(18)	21	3	0
	France Government International Bond	0.250	06/20/2020	0.229		300	(2)	2	0	0
	Greece Government International Bond	1.000	06/20/2016	14.401		700	(70)	37	0	(33)
	Greece Government International Bond	1.000	12/20/2016	14.469		200	(15)	(4)	0	(19)
	Indonesia Government International Bond	1.000	12/20/2019	1.423		900	(17)	4	0	(13)
HUS	Brazil Government International Bond	1.000	09/20/2019	2.515		300	(4)	(11)	0	(15)
	France Government International Bond	0.250	03/20/2020	0.214		300	(2)	2	0	0
	Russia Government International Bond	1.000	09/20/2016	0.570		800	(9)	11	2	0
JPM	France Government International Bond	0.250	03/20/2020	0.214		800	(6)	7	1	0
	France Government International Bond	0.250	06/20/2020	0.229		200	(1)	1	0	0
	Indonesia Government International Bond	1.000	09/20/2019	1.324		400	(5)	1	0	(4)
	Russia Government International Bond	1.000	09/20/2016	0.570		700	(10)	12	2	0
	Tesco PLC	1.000	12/20/2020	2.589	EUR	700	(58)	2	0	(56)
MYC	Brazil Government International Bond	1.000	03/20/2019	2.178		$2,000	(75)	8	0	(67)
	Export-Import Bank of China	1.000	09/20/2016	0.397		100	(3)	3	0	0
	France Government International Bond	0.250	03/20/2020	0.214		300	(2)	2	0	0
	Tesco PLC	1.000	12/20/2020	2.589	EUR	200	(20)	4	0	(16)
NGF	Saudi Arabia Government International Bond	1.000	06/20/2021	1.502		$2,600	(70)	5	0	(65)
UAG	Export-Import Bank of China	1.000	06/20/2016	0.397		200	(4)	4	0	0

							$(998)	$(35)	$15	$(1,048)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/15/2026	EUR	500	$533	$(2)	$54	$52	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021		6,600	7,154	(8)	357	349	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026		100	108	3	2	5	0
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021		2,863	3,103	91	61	152	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021		1,200	1,301	11	52	63	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026		4,320	4,683	86	129	215	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.140% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	1,500	2,115	7	32	39	0
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/15/2026	EUR	200	212	0	22	22	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021		4,400	4,770	100	133	233	0
GLM	Floating rate equal to 3-Month GBP-LIBOR less 0.120% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	2,300	3,335	3	(34)	0	(31)

							$291	$808	$1,130	$(31)

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	3-Month ZAR-JIBAR	7.500%	09/17/2019	ZAR	15,000	$(3)	$(14)	$0	$(17)
GLM	Pay	1-Month GBP-UKRPI	3.188	01/15/2031	GBP	400	0	9	9	0
RYL	Pay	1-Month GBP-UKRPI	3.220	01/15/2031		300	5	4	9	0
UAG	Pay	1-Month GBP-UKRPI	3.223	01/15/2031		300	0	10	10	0

							$2	$9	$28	$(17)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350%	08/16/2016	$5	$0	$9	$9	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.450	08/16/2016	3	0	6	6	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650	08/16/2016	3	0	7	7	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700	08/16/2016	3	0	7	7	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.800	08/16/2016	2	0	5	5	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000	08/16/2016	2	0	5	5	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.500	09/14/2016	2	0	2	2	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.400	12/06/2016	1	0	1	1	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.500	03/22/2017	4	0	1	1	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.150	03/30/2017	2	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250	08/16/2016	3	0	1	1	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.450	08/16/2016	3	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550	08/16/2016	5	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900	08/16/2016	3	0	(2)	0	(2)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200	08/16/2016	4	0	(4)	0	(4)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.000	09/14/2016	2	0	1	1	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.800	12/06/2016	1	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.300	03/22/2017	4	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.050	03/30/2017	2	0	0	0	0

						$0	$37	$45	$(8)

Total Swap Agreements						$(678)	$829	$1,347	$(1,196)

(j)	Securities with an aggregate market value of $1,923 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Belgium
Corporate Bonds & Notes	$0	$1,948	$0	$1,948
Brazil
Corporate Bonds & Notes	0	932	0	932
Sovereign Issues	0	4,945	0	4,945
Canada
Corporate Bonds & Notes	0	505	0	505
Non-Agency Mortgage-Backed Securities	0	862	0	862
Sovereign Issues	0	12,630	0	12,630
Cayman Islands
Asset-Backed Securities	0	579	0	579
Corporate Bonds & Notes	0	204	0	204
Czech Republic
Sovereign Issues	0	1,114	0	1,114
Denmark
Corporate Bonds & Notes	0	15,371	0	15,371
France
Corporate Bonds & Notes	0	3,344	0	3,344
Sovereign Issues	0	6,114	0	6,114
Germany
Corporate Bonds & Notes	0	1,215	0	1,215
Sovereign Issues	0	7,330	0	7,330
Greece
Corporate Bonds & Notes	0	931	0	931
Sovereign Issues	0	258	0	258
Hong Kong
Corporate Bonds & Notes	0	203	0	203
Indonesia
Sovereign Issues	0	3,658	0	3,658
Ireland
Asset-Backed Securities	0	347	0	347
Corporate Bonds & Notes	0	3,309	0	3,309
Non-Agency Mortgage-Backed Securities	0	424	0	424
Italy
Asset-Backed Securities	0	66	0	66
Corporate Bonds & Notes	0	368	0	368
Non-Agency Mortgage-Backed Securities	0	2,312	0	2,312
Sovereign Issues	0	3,777	0	3,777
Japan
Corporate Bonds & Notes	0	1,209	0	1,209
Luxembourg
Corporate Bonds & Notes	0	1,204	0	1,204
Malaysia
Sovereign Issues	0	513	0	513
Mexico
Sovereign Issues	0	695	0	695
Netherlands
Asset-Backed Securities	0	855	0	855
Corporate Bonds & Notes	0	7,451	0	7,451
Norway
Corporate Bonds & Notes	0	200	0	200
Sovereign Issues	0	154	0	154
Poland
Sovereign Issues	0	867	0	867
Portugal
Corporate Bonds & Notes	0	521	0	521
Slovenia
Sovereign Issues	0	6,004	0	6,004
South Africa
Sovereign Issues	0	520	0	520
South Korea
Sovereign Issues	0	1,517	0	1,517
Spain
Corporate Bonds & Notes	0	973	0	973
Sovereign Issues	0	4,078	0	4,078
Supranational
Corporate Bonds & Notes	0	509	0	509
Sweden
Corporate Bonds & Notes	0	801	0	801
Switzerland
Corporate Bonds & Notes	0	4,474	0	4,474
United Kingdom
Corporate Bonds & Notes	0	10,608	0	10,608
Non-Agency Mortgage-Backed Securities	0	6,123	0	6,123
Sovereign Issues	0	3,050	0	3,050
United States
Asset-Backed Securities	0	17,915	0	17,915
Corporate Bonds & Notes	0	11,557	0	11,557
Non-Agency Mortgage-Backed Securities	0	7,765	0	7,765
U.S. Government Agencies	0	11,784	0	11,784
U.S. Treasury Obligations	0	26,514	0	26,514
Short-Term Instruments
Certificates of Deposit	0	1,400	0	1,400
Japan Treasury Bills	0	20,712	0	20,712
U.S. Treasury Bills	0	1,124	0	1,124
	$0	$223,843	$0	$223,843

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$18	$0	$0	$18

Total Investments	$18	$223,843	$0	$223,861

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	183	135	0	318
Over the counter	0	7,517	0	7,517
	$183	$7,652	$0	$7,835

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(31)	(279)	0	(310)
Over the counter	0	(6,410)	0	(6,410)

	$(31)	$(6,689)	$0	$(6,720)

Totals	$170	$224,806	$0	$224,976

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Portfolio (Unhedged)

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.1%
AUSTRALIA 0.5%
SOVEREIGN ISSUES 0.5%
New South Wales Treasury Corp.
4.000% due 05/20/2026	AUD	600	$514
Queensland Treasury Corp.
4.250% due 07/21/2023		800	675

Total Australia (Cost $1,330)			1,189

BERMUDA 1.2%
BANK LOAN OBLIGATIONS 1.2%
Rise Ltd.
4.750% due 01/31/2021 (g)		$2,874	2,868

Total Bermuda (Cost $2,890)			2,868

BRAZIL 1.7%
CORPORATE BONDS & NOTES 0.7%
Petrobras Global Finance BV
3.522% due 03/17/2020		$1,100	850
4.875% due 03/17/2020		1,000	834

			1,684

SOVEREIGN ISSUES 1.0%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (d)	BRL	9,900	2,576

Total Brazil (Cost $4,647)			4,260

CANADA 3.8%
CORPORATE BONDS & NOTES 0.2%
Royal Bank of Canada
2.300% due 03/22/2021		$600	606

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
0.960% due 06/01/2020	CAD	276	210
1.160% due 07/01/2020		846	648
1.160% due 08/01/2020		290	222

			1,080

SOVEREIGN ISSUES 3.2%
Canada Government International Bond
1.500% due 12/01/2044 (e)		219	215
Province of Alberta
1.250% due 06/01/2020		1,100	846
2.350% due 06/01/2025		1,100	853
Province of Ontario
2.400% due 06/02/2026		700	544
2.600% due 06/02/2025		3,900	3,108
3.450% due 06/02/2045		400	328
3.500% due 06/02/2024		2,200	1,880

			7,774

Total Canada (Cost $9,486)			9,460

CAYMAN ISLANDS 0.6%
ASSET-BACKED SECURITIES 0.6%
Gallatin CLO Ltd.
1.892% due 07/15/2023		$731	730
Golden Knight CDO Ltd.
0.862% due 04/15/2019		79	79
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		707	707

Total Cayman Islands (Cost $1,516)			1,516

DENMARK 7.7%
CORPORATE BONDS & NOTES 7.7%
Nordea Kredit Realkreditaktieselskab
2.000% due 04/01/2016	DKK	13,000	1,984
Nykredit Realkredit A/S
1.000% due 07/01/2016		18,700	2,864
1.000% due 10/01/2016		28,400	4,366
2.000% due 04/01/2016		14,800	2,260
2.000% due 10/01/2037		2,000	302
2.500% due 10/01/2047		9,100	1,366
3.000% due 10/01/2047		14,102	2,181
Realkredit Danmark A/S
1.000% due 04/01/2016		12,700	1,940
2.000% due 10/01/2037		1,200	181
2.500% due 10/01/2047		3,600	542
3.000% due 10/01/2047		5,673	882

Total Denmark (Cost $18,305)			18,868

FRANCE 5.7%
CORPORATE BONDS & NOTES 1.2%
BNP Paribas Cardif S.A.
4.032% due 11/25/2025 (f)	EUR	500	552
Credit Agricole Assurances S.A.
4.250% due 01/13/2025 (f)		500	545
Credit Agricole S.A.
8.125% due 09/19/2033		$600	654
Dexia Credit Local S.A.
1.225% due 03/23/2018		500	500
1.875% due 03/28/2019		700	704

			2,955

SOVEREIGN ISSUES 4.5%
France Government International Bond
1.000% due 11/25/2025	EUR	200	240
1.750% due 11/25/2024		200	257
3.250% due 05/25/2045 (h)		1,600	2,635
4.500% due 04/25/2041 (h)		4,100	7,909

			11,041

Total France (Cost $13,030)			13,996

GERMANY 3.3%
CORPORATE BONDS & NOTES 2.7%
Commerzbank AG
8.125% due 09/19/2023		$1,100	1,246
FMS Wertmanagement AoeR
2.750% due 06/03/2016	EUR	3,600	4,118
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	200	165
5.375% due 04/23/2024	NZD	500	385
Symrise AG
4.125% due 10/25/2017	EUR	600	719

			6,633

SOVEREIGN ISSUES 0.6%
Republic of Germany
4.250% due 07/04/2039		800	1,593

Total Germany (Cost $8,771)			8,226

GREECE 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	6,000	48
5.000% due 08/22/2016		90,000	751

Total Greece (Cost $880)			799

GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$323	328

Total Guernsey, Channel Islands (Cost $323)			328

IRELAND 1.3%
ASSET-BACKED SECURITIES 0.2%
Celf Loan Partners PLC
0.164% due 05/03/2023	EUR	347	393

CORPORATE BONDS & NOTES 0.8%
Depfa ACS Bank
3.875% due 11/14/2016		200	233
4.875% due 05/21/2019		700	918
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017		700	824

			1,975

SOVEREIGN ISSUES 0.3%
Ireland Government International Bond
5.400% due 03/13/2025		400	642

Total Ireland (Cost $3,168)			3,010

ITALY 5.1%
CORPORATE BONDS & NOTES 0.6%
Banca Carige SpA
3.875% due 10/24/2018	EUR	1,200	1,473

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Casa D’este Finance SRL
0.125% due 09/15/2040		275	305
Claris Finance SRL
0.354% due 10/31/2060		849	959

			1,264

SOVEREIGN ISSUES 4.0%
Italy Buoni Poliennali Del Tesoro
3.250% due 09/01/2046		900	1,224
3.750% due 09/01/2024		1,900	2,628
4.000% due 02/01/2037		2,400	3,606
5.000% due 03/01/2025		1,600	2,418

			9,876

Total Italy (Cost $12,347)			12,613

JAPAN 0.6%
CORPORATE BONDS & NOTES 0.6%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$300	298
Sumitomo Mitsui Financial Group, Inc.
2.316% due 03/09/2021		1,200	1,212

Total Japan (Cost $1,500)			1,510

JERSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
UBS Group Funding Jersey Ltd.
3.000% due 04/15/2021 (a)		$1,000	1,003

Total Jersey, Channel Islands (Cost $999)			1,003

NETHERLANDS 2.0%
ASSET-BACKED SECURITIES 0.1%
Panther CDO BV
0.312% due 10/15/2084	EUR	303	336

CORPORATE BONDS & NOTES 1.9%
Bank Nederlandse Gemeenten NV
4.550% due 02/15/2019	CAD	1,800	1,510
Rabobank Group
8.375% due 07/26/2016 (f)		$600	610
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (b)	EUR	2,100	2,480

			4,600

Total Netherlands (Cost $5,387)			4,936

NORWAY 0.6%
CORPORATE BONDS & NOTES 0.5%
Eksportfinans ASA
2.375% due 05/25/2016		$200	200
5.500% due 05/25/2016		500	503
5.500% due 06/26/2017		600	626

			1,329

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	1,600	223

Total Norway (Cost $1,542)			1,552

PORTUGAL 0.3%
CORPORATE BONDS & NOTES 0.3%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	400	111
Novo Banco S.A.
5.000% due 05/14/2019		600	525

Total Portugal (Cost $1,236)			636

SLOVENIA 1.6%
SOVEREIGN ISSUES 1.6%
Slovenia Government International Bond
4.125% due 02/18/2019		$1,100	1,162
4.700% due 11/01/2016	EUR	1,100	1,286
5.850% due 05/10/2023		$1,200	1,386

Total Slovenia (Cost $3,741)			3,834

SOUTH KOREA 0.5%
SOVEREIGN ISSUES 0.5%
Export-Import Bank of Korea
6.460% due 02/27/2017	MXN	5,000	293
Korea Government International Bond
7.125% due 04/16/2019		$700	815

Total South Korea (Cost $1,146)			1,108

SPAIN 3.7%
CORPORATE BONDS & NOTES 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (f)	EUR	400	418

SOVEREIGN ISSUES 3.5%
Autonomous Community of Andalusia
4.850% due 03/17/2020		500	660
Autonomous Community of Catalonia
4.300% due 11/15/2016		700	794
4.950% due 02/11/2020		1,000	1,140
Autonomous Community of Madrid
4.688% due 03/12/2020		500	661
Spain Government International Bond
2.750% due 10/31/2024		3,500	4,465

2.900% due 10/31/2046		770	921

			8,641

Total Spain (Cost $8,924)			9,059

SUPRANATIONAL 0.7%
CORPORATE BONDS & NOTES 0.7%
European Investment Bank
0.500% due 07/21/2023	AUD	600	370
6.500% due 08/07/2019		900	776
Inter-American Development Bank
1.875% due 03/15/2021		$500	509

Total Supranational (Cost $1,661)			1,655

SWEDEN 0.7%
CORPORATE BONDS & NOTES 0.7%
Svenska Handelsbanken AB
2.450% due 03/30/2021		$1,600	1,617

Total Sweden (Cost $1,600)			1,617

SWITZERLAND 0.8%
CORPORATE BONDS & NOTES 0.7%
UBS AG
5.125% due 05/15/2024		$1,000	1,016
7.625% due 08/17/2022		600	688

			1,704

SOVEREIGN ISSUES 0.1%
Switzerland Government Bond
3.500% due 04/08/2033	CHF	100	167

Total Switzerland (Cost $1,880)			1,871

UNITED ARAB EMIRATES 0.7%
SOVEREIGN ISSUES 0.7%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		$1,400	1,621

Total United Arab Emirates (Cost $1,460)			1,621

UNITED KINGDOM 5.1%
CORPORATE BONDS & NOTES 3.6%
Barclays Bank PLC
7.750% due 04/10/2023		$1,000	1,051
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	200	202
HBOS PLC
1.336% due 09/06/2017		$700	695
HSBC Holdings PLC
4.300% due 03/08/2026		1,200	1,239
Lloyds Bank PLC
2.050% due 01/22/2019		400	401
4.875% due 03/30/2027	GBP	600	1,051
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)		500	697
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$2,600	2,755
Tesco PLC
6.125% due 02/24/2022	GBP	500	772

			8,863

SOVEREIGN ISSUES 1.5%
United Kingdom Gilt
2.750% due 09/07/2024		300	480
3.250% due 01/22/2044		100	172
3.500% due 01/22/2045		300	542

4.250% due 12/07/2040	1,300	2,581

		3,775

Total United Kingdom (Cost $12,974)		12,638

UNITED STATES 48.4%
ASSET-BACKED SECURITIES 3.7%
Amortizing Residential Collateral Trust
1.013% due 07/25/2032	$1	1
1.133% due 10/25/2031	1	1
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031	1,351	1,500
Countrywide Asset-Backed Certificates
0.653% due 06/25/2047	1,000	618
0.833% due 08/25/2034	154	146
Countrywide Asset-Backed Certificates Trust
0.883% due 04/25/2036	1,000	887
Credit Suisse First Boston Mortgage Securities Corp.
1.053% due 01/25/2032	1	1
Credit-Based Asset Servicing and Securitization LLC
0.493% due 11/25/2036	22	12
EMC Mortgage Loan Trust
0.886% due 05/25/2043	321	312
First Franklin Mortgage Loan Trust
0.903% due 11/25/2036	2,100	1,158
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^	175	84
JPMorgan Mortgage Acquisition Trust
0.713% due 03/25/2047	1,632	851
Morgan Stanley ABS Capital, Inc. Trust
0.543% due 03/25/2037	1,229	545
0.683% due 08/25/2036	2,964	1,634
1.233% due 07/25/2037	431	424
NovaStar Mortgage Funding Trust
0.563% due 03/25/2037	1,046	651
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037	477	243
SACO, Inc.
0.833% due 04/25/2035	9	8
Securitized Asset-Backed Receivables LLC Trust
0.483% due 12/25/2036	8	4
Structured Asset Securities Corp. Mortgage Loan Trust
1.939% due 04/25/2035	15	14
Washington Mutual Asset-Backed Certificates Trust
0.493% due 10/25/2036	46	23

		9,117

CORPORATE BONDS & NOTES 4.6%
Ally Financial, Inc.
3.600% due 05/21/2018	1,100	1,097
American International Group, Inc.
3.900% due 04/01/2026	800	804
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021	300	308
3.300% due 02/01/2023	200	208
Bank of America Corp.
5.750% due 12/01/2017	200	213
Bear Stearns Cos. LLC
7.250% due 02/01/2018	1,000	1,099
BellSouth Corp.
4.821% due 04/26/2021	800	802
CCO Safari LLC
4.464% due 07/23/2022	900	944
6.384% due 10/23/2035	700	773
Citigroup, Inc.
1.311% due 04/27/2018	600	596
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	520	536
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018	651	666
International Lease Finance Corp.
5.750% due 05/15/2016	500	501
JPMorgan Chase & Co.
7.900% due 04/30/2018 (f)	600	601
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020	100	107
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^	800	61
SABMiller Holdings, Inc.
4.950% due 01/15/2042	400	447
UAL Pass-Through Trust
10.400% due 05/01/2018	294	306

Wells Fargo & Co.
2.550% due 12/07/2020	1,000	1,019
Zimmer Biomet Holdings, Inc.
3.375% due 11/30/2021	300	309

		11,397

MUNICIPAL BONDS & NOTES 0.8%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,175	1,952

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%
Adjustable Rate Mortgage Trust
2.787% due 09/25/2035	23	19
American Home Mortgage Assets Trust
0.623% due 05/25/2046 ^	338	245
0.643% due 10/25/2046	552	347
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	1,057	893
Banc of America Funding Trust
2.815% due 02/20/2036	305	299
3.232% due 10/20/2046 ^	116	85
5.500% due 01/25/2036	465	473
BCAP LLC Trust
0.603% due 01/25/2037 ^	311	248
5.250% due 04/26/2037	1,347	1,235
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 08/25/2035	84	84
2.577% due 08/25/2033	14	14
2.695% due 10/25/2033	13	13
2.799% due 05/25/2034	12	12
2.822% due 05/25/2034	39	38
2.924% due 03/25/2035	28	28
3.004% due 05/25/2047 ^	389	349
3.226% due 11/25/2034	9	9
Bear Stearns ALT-A Trust
2.792% due 09/25/2035	187	156
2.871% due 11/25/2035 ^	163	121
3.111% due 08/25/2036 ^	230	170
Bear Stearns Structured Products, Inc. Trust
2.414% due 12/26/2046	129	91
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.613% due 07/25/2036	77	69
Citigroup Commercial Mortgage Trust
1.186% due 06/15/2033	1,600	1,567
5.705% due 12/10/2049	344	343
Citigroup Mortgage Loan Trust, Inc.
2.650% due 09/25/2035	45	45
2.870% due 10/25/2035 ^	1,084	1,071
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.603% due 09/25/2035 ^	682	583
Countrywide Alternative Loan Trust
0.603% due 01/25/2037 ^	476	463
0.612% due 02/20/2047 ^	261	195
0.627% due 12/20/2046 ^	532	395
0.642% due 03/20/2046	169	123
0.642% due 07/20/2046 ^	320	221
0.713% due 02/25/2037	209	161
0.783% due 05/25/2037 ^	83	49
1.767% due 11/25/2035	39	32
2.307% due 11/25/2035	39	32
2.753% due 11/25/2035 ^	328	266
5.250% due 06/25/2035 ^	27	25
6.000% due 04/25/2037 ^	69	50
6.000% due 02/25/2047	744	637
6.250% due 08/25/2037 ^	37	30
6.500% due 06/25/2036 ^	190	145
Countrywide Home Loan Mortgage Pass-Through Trust
0.663% due 05/25/2035	92	77
0.723% due 04/25/2035	26	22
1.033% due 03/25/2035	515	462
1.073% due 03/25/2035	111	84
1.093% due 02/25/2035	9	8
1.193% due 09/25/2034	10	9
2.602% due 02/20/2036 ^	459	404
2.664% due 11/25/2034	23	22
2.738% due 05/25/2047	143	122
2.763% due 08/25/2034 ^	6	6
2.807% due 11/19/2033	19	19
5.500% due 10/25/2035	125	120
Credit Suisse Commercial Mortgage Trust
6.500% due 07/26/2036 ^	140	79
Credit Suisse First Boston Mortgage Securities Corp.
2.612% due 08/25/2033	20	19
6.500% due 04/25/2033	1	1

Deutsche ALT-B Securities, Inc.
5.886% due 10/25/2036 ^	341	277
GreenPoint Mortgage Funding Trust
0.703% due 11/25/2045	11	10
GSR Mortgage Loan Trust
2.220% due 03/25/2033	9	8
2.277% due 06/25/2034	5	5
2.838% due 09/25/2035	241	242
HarborView Mortgage Loan Trust
1.201% due 12/19/2036 ^	175	144
2.681% due 05/19/2033	19	18
IndyMac Mortgage Loan Trust
2.786% due 09/25/2035 ^	269	227
JPMorgan Mortgage Trust
2.137% due 11/25/2033	11	10
2.768% due 02/25/2035	10	10
2.781% due 01/25/2037	348	309
2.796% due 07/25/2035	149	149
2.824% due 07/25/2035	123	125
Luminent Mortgage Trust
0.673% due 04/25/2036	609	375
MASTR Adjustable Rate Mortgages Trust
2.695% due 05/25/2034	771	751
MASTR Alternative Loan Trust
0.833% due 03/25/2036	52	12
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.876% due 12/15/2030	8	8
Merrill Lynch Mortgage Investors Trust
0.643% due 02/25/2036	120	109
0.683% due 08/25/2036	7	7
2.334% due 02/25/2033	15	14
2.667% due 02/25/2036	87	81
Merrill Lynch Mortgage-Backed Securities Trust
3.093% due 04/25/2037 ^	12	10
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.599% due 10/25/2035	23	21
Residential Accredit Loans, Inc. Trust
0.583% due 02/25/2047	170	90
0.613% due 06/25/2046	450	185
0.643% due 04/25/2046	191	85
6.000% due 12/25/2036 ^	548	448
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035 ^	141	132
RiverView HECM Trust
0.493% due 07/25/2047	972	916
Structured Adjustable Rate Mortgage Loan Trust
2.718% due 04/25/2034	35	34
2.795% due 02/25/2034	15	14
2.868% due 09/25/2034	35	34
Structured Asset Mortgage Investments Trust
0.623% due 07/25/2046 ^	523	408
0.643% due 05/25/2036	115	89
0.653% due 05/25/2036	520	383
0.653% due 09/25/2047	529	409
0.682% due 07/19/2035	248	235
0.713% due 02/25/2036 ^	598	459
1.012% due 07/19/2034	3	3
1.132% due 03/19/2034	7	6
Suntrust Alternative Loan Trust
1.083% due 12/25/2035 ^	1,159	889
WaMu Mortgage Pass-Through Certificates Trust
0.703% due 12/25/2045	57	53
0.743% due 01/25/2045	9	8
1.051% due 02/25/2047 ^	450	346
1.073% due 01/25/2045	9	8
1.717% due 08/25/2042	5	5
1.975% due 01/25/2037 ^	34	29
2.164% due 07/25/2046	214	190
2.190% due 12/25/2036 ^	7	6
2.226% due 06/25/2037 ^	87	76
2.350% due 12/25/2036 ^	51	44
2.538% due 02/25/2033	116	114
2.574% due 06/25/2033	11	11
2.776% due 03/25/2034	36	36
Washington Mutual Mortgage Pass-Through Certificates Trust
1.291% due 07/25/2046 ^	65	41
6.000% due 06/25/2037 ^	1,309	1,154
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	430	380

Wells Fargo Mortgage-Backed Securities Trust
2.812% due 04/25/2036	20	20

		23,147

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
2.730% due 03/15/2017	500	12
2.780% due 01/16/2018	3,100	73

		85

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 12.0%
Fannie Mae
0.553% due 03/25/2034	$8	8
0.583% due 08/25/2034	5	5
0.750% due 01/25/2017	146	146
2.024% due 10/01/2034	2	2
2.255% due 12/01/2034	7	8
2.641% due 11/01/2034	47	49
3.000% due 08/01/2042 - 08/01/2043	311	319
5.500% due 05/01/2047	26	29
6.000% due 07/25/2044	28	32
Fannie Mae, TBA
3.000% due 05/01/2046	5,000	5,121
3.500% due 05/01/2046	7,400	7,748
4.000% due 06/01/2046	1,900	2,024
4.500% due 04/01/2046	3,800	4,135
Freddie Mac
0.713% due 09/25/2031	23	23
1.522% due 10/25/2044	50	51
2.460% due 04/01/2037	62	66
2.521% due 02/01/2029	4	4
3.000% due 03/01/2045	994	1,020
6.000% due 04/15/2036	438	502
Freddie Mac, TBA
3.000% due 05/01/2046	3,000	3,067
3.500% due 05/01/2046	5,000	5,227
Ginnie Mae
2.000% due 11/20/2024	2	2
6.000% due 09/20/2038	18	19

		29,607

U.S. TREASURY OBLIGATIONS 17.9%
U.S. Treasury Bonds
2.875% due 08/15/2045	1,100	1,158
3.000% due 05/15/2045	800	863
3.125% due 02/15/2042	400	445
4.375% due 05/15/2040	200	269
5.250% due 02/15/2029	400	550
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2024	2,095	2,106
0.250% due 01/15/2025	9,102	9,189
1.750% due 01/15/2028	2,262	2,626
2.375% due 01/15/2025	503	599
2.500% due 01/15/2029	1,644	2,069
3.875% due 04/15/2029	375	537
U.S. Treasury Notes
1.625% due 02/15/2026	1,690	1,666
1.750% due 05/15/2023 (l)	100	102
2.125% due 01/31/2021 (j)(l)	8,900	9,285
2.375% due 12/31/2020 (j)	11,700	12,331
2.500% due 05/15/2024 (l)	200	213

		44,008

Total United States (Cost $115,479)		119,313

SHORT-TERM INSTRUMENTS 15.6%
CERTIFICATES OF DEPOSIT 0.7%
Intesa Sanpaolo SpA
1.997% due 04/11/2016	$1,700	1,700

JAPAN TREASURY BILLS 14.9%
(0.101)% due 08/10/2016 - 09/12/2016 (c)(d)	JPY	4,110,000	36,538

Total Short-Term Instruments (Cost $37,890)			38,238

Total Investments in Securities (Cost $274,112)			277,724

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		16,582	164

Total Short-Term Instruments (Cost $164)			164

Total Investments in Affiliates (Cost $164)			164

Total Investments 113.1% (Cost $274,276)			$277,888
Financial Derivative Instruments (i)(k) 1.7% (Cost or Premiums, net $181)			3,208
Other Assets and Liabilities, net (14.8%)			(35,422)

Net Assets 100.0%			$245,674

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$2,890	$2,868	1.17%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BPS	(0.230)%	03/22/2016	04/12/2016	EUR	(3,420)	$(3,891)

Total Reverse Repurchase Agreements						$(3,891)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Sale-Buyback Transactions (2)
MYI	(0.400)%	03/31/2016	04/12/2016	EUR	(5,494)	$(6,256)

Total Sale-Buyback Transactions						$(6,256)

(1)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(496) at a weighted average interest rate of (0.253)%.
(2)	Payable for sale-buyback transactions includes $5 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.500%	04/01/2046	$4,000	$(4,341)	$(4,353)
Fannie Mae, TBA	5.500	04/13/2046	22,000	(24,650)	(24,679)

Total Short Sales				$(28,991)	$(29,032)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $9,965 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$112.250	05/20/2016	80	$1	$1
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/20/2016	465	4	7

				$5	$8

Total Purchased Options				$5	$8

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	12	$(21)	$0	$0
90-Day Eurodollar June Futures	Short	06/2016	1	(1)	0	0
90-Day Eurodollar March Futures	Short	03/2017	9	(18)	0	0
90-Day Eurodollar September Futures	Short	09/2017	10	0	0	(1)
Australia Government 10-Year Bond June Futures	Long	06/2016	10	6	7	0
Call Options Strike @ EUR 178.500 on Euro-Bund 10-Year Bond June Futures	Long	05/2016	156	0	0	0
Canada Government 10-Year Bond June Futures	Short	06/2016	22	21	10	0
Euro-Bobl June Futures	Long	06/2016	204	(68)	0	(16)
Euro-BTP Italy Government Bond June Futures	Long	06/2016	6	18	2	0
Euro-Bund 10-Year Bond June Futures	Short	05/2016	16	(18)	3	(1)
Euro-Bund 10-Year Bond June Futures	Short	06/2016	80	53	25	(6)
Euro-Buxl 30-Year Bond June Futures	Short	06/2016	8	(38)	8	(4)
Euro-OAT France Government 10-Year Bond June Futures	Long	06/2016	13	30	1	(2)
Japan Government 10-Year Bond June Futures	Short	06/2016	5	(20)	23	(2)
Put Options Strike @ EUR 122.500 on Euro-Bobl June Futures	Long	05/2016	100	0	0	0
U.S. Treasury 5-Year Note June Futures	Long	06/2016	117	16	22	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	318	(128)	119	0
U.S. Treasury Ultra Long-Term Bond June Futures	Short	06/2016	1	1	0	(1)
United Kingdom Long Gilt June Futures	Long	06/2016	33	9	17	(15)

Total Futures Contracts				$(158)	$237	$(48)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-25 5-Year Index	1.000%	12/20/2020	$59,100	$316	$330	$0	$(4)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill *	2.200%	06/16/2026	CAD	3,500	$(170)	$(12)	$12	$0
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	600	13	13	0	0
Pay	3-Month SEK-STIBOR	1.013	01/23/2025	SEK	700	0	0	0	0
Pay	3-Month SEK-STIBOR	1.023	01/23/2025		600	0	0	0	0
Pay	3-Month SEK-STIBOR	1.033	01/23/2025		600	1	1	0	0
Pay	3-Month SEK-STIBOR	1.036	01/23/2025		700	1	1	0	0
Pay	3-Month SEK-STIBOR	1.080	01/26/2025		1,400	2	2	0	0
Pay	3-Month SEK-STIBOR	1.085	01/26/2025		1,600	2	2	0	0
Pay	3-Month USD-LIBOR *	1.250	06/15/2018		$18,800	131	55	7	0
Pay	3-Month USD-LIBOR *	2.000	06/15/2021		1,600	59	10	3	0
Receive	3-Month USD-LIBOR *	2.000	06/15/2023		53,000	(1,993)	(323)	0	(98)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		4,400	(385)	(447)	0	(17)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		18,300	(960)	(250)	0	(68)
Pay	3-Month USD-LIBOR	2.500	12/16/2035		4,800	398	741	24	0
Pay	3-Month USD-LIBOR *	2.500	06/15/2036		1,000	72	33	5	0
Pay	3-Month USD-LIBOR *	2.500	06/15/2046		1,300	97	48	9	0
Pay	3-Month ZAR-JIBAR *	9.000	09/21/2026	ZAR	4,700	4	1	4	0
Pay	6-Month EUR-EURIBOR *	0.000	09/21/2018	EUR	3,400	11	(5)	0	0
Pay	6-Month EUR-EURIBOR *	0.000	09/21/2021		2,000	(11)	7	0	(1)
Pay	6-Month EUR-EURIBOR *	2.500	03/21/2023		14,000	1,700	1,805	0	(12)
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		5,400	307	219	0	(9)
Receive	6-Month EUR-EURIBOR	1.564	11/30/2045		2,300	(379)	(285)	3	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		5,200	(268)	(34)	4	0
Receive	6-Month GBP-LIBOR *	1.750	09/16/2018	GBP	9,200	(240)	(248)	0	(9)
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018		3,500	(16)	(8)	0	(3)
Pay	6-Month GBP-LIBOR *	1.250	09/21/2021		12,800	159	139	26	0
Pay	6-Month GBP-LIBOR *	1.500	09/21/2026		1,500	5	16	3	0
Pay	6-Month GBP-LIBOR *	1.750	03/15/2047		300	10	5	2	0
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	10,000	0	0	0	0
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		1,290,000	(348)	(212)	11	0
Pay	6-Month JPY-LIBOR	0.750	12/20/2024		600,000	311	214	0	(13)
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		610,000	77	(29)	0	(16)
Pay	6-Month JPY-LIBOR	1.500	06/19/2033		2,060,000	3,354	3,383	0	(111)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		240,000	308	269	0	(14)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		220,000	(484)	(61)	16	0
Pay	28-Day MXN-TIIE	4.300	09/01/2016	MXN	88,000	2	(10)	0	0
Pay	28-Day MXN-TIIE	4.195	10/05/2017		26,200	(7)	(7)	0	0
Pay	28-Day MXN-TIIE	4.130	10/17/2017		76,000	(27)	(14)	0	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		65,500	8	32	2	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		9,200	11	6	0	0
Receive	28-Day MXN-TIIE	5.610	07/07/2021		59,000	(39)	5	6	0
Pay	28-Day MXN-TIIE	5.795	12/10/2021		27,800	29	(10)	2	0

						$1,745	$5,052	$139	$(371)

Total Swap Agreements						$2,061	$5,382	$139	$(375)

*	This security has a forward starting effective date.
(4)	Unsettled variation margin liability of $64 for closed swap agreements is outstanding at period end.

(j)	Securities with an aggregate market value of $5,330 and cash of $1,348 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	05/2016	TWD	2,705		$81	$0	$(3)
BOA	04/2016	BRL	3,727		1,047	11	0
	04/2016	DKK	6,359		943	0	(28)
	04/2016		$927	BRL	3,727	109	0
	04/2016		189	KRW	225,556	8	0
	05/2016	CNH	5,547		$851	0	(5)
	05/2016	DKK	820		124	0	(2)
	05/2016	EUR	762		851	0	(17)
	05/2016	KRW	250,572		210	0	(9)
	05/2016	NZD	1,992		1,319	0	(55)
	05/2016	TWD	46,806		1,402	0	(54)
	05/2016		$671	CNH	4,346	0	0
	07/2016	DKK	18,891		$2,853	0	(40)
	10/2016	BRL	2,700		701	0	(12)
	01/2017	CNY	4,091		590	0	(31)
	01/2017		$837	CNY	5,547	5	0
BPS	04/2016	BRL	6,524		$1,833	19	0
	04/2016	KRW	320,120		265	0	(14)
	04/2016	TWD	8,872		265	0	(11)
	04/2016		$1,752	BRL	6,524	62	0
	04/2016		788	CNH	5,277	28	0
	09/2016	CNH	8,215		$1,243	0	(18)
BRC	05/2016		$572	CNH	3,713	2	0
	05/2016		3,004	MXN	53,481	79	(1)
	05/2016		297	MYR	1,219	17	0
	05/2016		426	TWD	14,101	13	0
	09/2016	CNH	1,982		$298	0	(6)
CBK	04/2016	CAD	5,361		3,891	0	(237)
	04/2016		$4,168	CAD	5,492	60	0
	05/2016	BRL	5,993		$1,716	63	0
	05/2016	CAD	5,492		4,169	0	(60)
	05/2016	CHF	125		127	0	(3)
	05/2016	EUR	7,015		7,691	0	(300)
	05/2016	SGD	532		380	0	(14)
	05/2016		$1,698	CHF	1,646	17	0
	05/2016		4,474	EUR	3,962	40	0
	05/2016		7,677	GBP	5,337	0	(11)
	05/2016		307	ILS	1,194	11	0
	05/2016		210	KRW	254,724	12	0
	05/2016		1,400	RUB	103,846	128	0
	05/2016		1,277	SEK	10,755	50	0
	09/2016	CNH	991		$149	0	(3)
	01/2017		$474	RUB	34,318	3	0
DUB	04/2016	BRL	5,833		$1,714	91	0
	04/2016		$1,613	BRL	5,833	20	(11)
	04/2016		500	CNY	2,965	0	(42)
	05/2016		395	KRW	471,551	16	0
	05/2016		35	MYR	146	3	0
GLM	04/2016	BRL	20,330		$5,712	58	0
	04/2016		$5,097	BRL	20,330	557	0
	05/2016	AUD	1,284		$915	0	(67)
	05/2016	CNH	980		151	0	(1)
	05/2016	DKK	1,960		288	0	(11)
	05/2016	GBP	121		174	0	0
	05/2016	JPY	383,300		3,386	9	(32)
	05/2016		$1,469	EUR	1,317	32	0
	05/2016		279	GBP	193	0	(2)
	05/2016		38,319	JPY	4,448,195	1,250	(2)
	05/2016		328	MYR	1,357	22	0
	05/2016		362	THB	12,724	0	(1)
HUS	04/2016	BRL	31,252		$8,674	0	(18)
	04/2016	DKK	28,413		4,201	0	(138)
	04/2016	SGD	368		258	0	(15)
	04/2016		$8,781	BRL	31,252	0	(90)
	05/2016	CNH	16,614		$2,531	0	(34)
	05/2016	KRW	1,217,215		1,011	0	(50)
	05/2016	TWD	21,867		660	0	(21)
	05/2016		$8,610	BRL	31,252	12	0
	05/2016		202	CNH	1,313	1	0
	05/2016		198	EUR	182	9	0
	05/2016		882	KRW	1,060,304	42	0
	05/2016		220	THB	7,735	0	0
	05/2016		329	TWD	10,897	10	0
	09/2016	CNH	991		$149	0	(3)
	09/2016		$171	CNH	1,120	1	0
	01/2017	CNH	1,313		$199	0	(1)
	01/2017		$841	CNY	5,571	5	0
	02/2017		400	RUB	29,032	3	0
JPM	04/2016	BRL	4,534		$1,274	13	0
	04/2016	CAD	131		97	0	(4)
	04/2016	CNY	13,826		2,150	12	0
	04/2016	DKK	6,341		941	0	(28)
	04/2016		$1,185	BRL	4,534	76	0
	04/2016		1,830	CNY	10,861	0	(150)
	05/2016	DKK	6,425		$973	0	(10)
	05/2016	EUR	484		547	0	(5)
	05/2016	KRW	215,914		178	0	(10)
	05/2016		$1,978	AUD	2,796	162	0
	05/2016		6	CHF	6	0	0
	05/2016		1,546	CNH	10,199	29	0
	05/2016		154	EUR	136	1	0
	05/2016		555	JPY	62,600	2	0
	05/2016		3,564	KRW	4,300,161	185	0
	05/2016		252	MYR	1,058	21	0
	05/2016		748	NZD	1,137	36	0
	05/2016		1,104	SGD	1,522	25	0
	05/2016		374	TWD	12,409	12	0
	09/2016	CNH	15,356		$2,323	0	(34)
	09/2016		$608	CNH	3,964	1	0
	10/2016	BRL	7,200		$1,870	0	(31)
	10/2016	DKK	28,499		4,340	0	(40)
MSB	04/2016	JPY	2,731,490		24,517	232	0
	05/2016	BRL	19,674		5,584	155	0
	05/2016	DKK	4,505		681	0	(8)
	05/2016	GBP	398		577	5	0
	05/2016		$255	GBP	175	0	(3)
NGF	05/2016		473	KRW	579,425	32	0
SCX	05/2016	AUD	646		$463	0	(31)
	05/2016	CNH	22,398		3,411	0	(48)
	05/2016	GBP	136		193	0	(3)
	05/2016	JPY	65,200		575	0	(5)
	05/2016	KRW	442,568		372	0	(14)
	05/2016	MYR	2,308		520	0	(75)
	05/2016		$2,616	CNH	17,042	16	0
	05/2016		2,369	CNY	15,649	47	0
	05/2016		15,082	EUR	13,553	358	0
	05/2016		256	GBP	180	2	0
	05/2016		2,068	JPY	237,600	45	0
	05/2016		324	MYR	1,363	27	0
	05/2016		550	NZD	828	21	0
	05/2016		474	ZAR	7,048	0	0
	06/2016	CNH	7,383		$1,125	0	(14)
	06/2016		$1,125	CNY	7,387	14	0
	01/2017		191	CNH	1,313	9	0
SOG	05/2016	RUB	20,557		$298	0	(4)
	05/2016		$386	TRY	1,151	18	0
	01/2017	CNY	7,027		$1,014	0	(53)
UAG	04/2016	JPY	1,378,510		12,355	98	0
	05/2016	DKK	15,727		2,360	0	(44)
	05/2016	EUR	394		433	0	(16)
	05/2016	KRW	460,794		382	0	(19)
	05/2016	TWD	51,751		1,549	0	(61)
	05/2016		$5,059	EUR	4,503	71	0
	05/2016		2,408	INR	167,628	104	0
	05/2016		486	PLN	1,934	32	0
	09/2016	CNH	4,933		$746	0	(11)
	09/2016		$4,200	CNH	27,384	2	0

Total Forward Foreign Currency Contracts						$4,741	$(2,194)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.059	05/06/2016	EUR	3,150	$16	$1
	Put - OTC EUR versus USD		1.120	05/06/2016		3,150	68	17
BPS	Call - OTC USD versus BRL	BRL	4.000	05/19/2016		$200	12	1
	Call - OTC USD versus JPY	JPY	145.000	04/22/2016		40,000	4	0
	Call - OTC USD versus JPY		117.250	05/06/2016		3,430	51	6
CBK	Call - OTC USD versus BRL	BRL	4.000	05/19/2016		100	6	1
FBF	Call - OTC USD versus BRL		4.000	05/19/2016		1,600	94	11
GLM	Call - OTC USD versus JPY	JPY	117.250	05/06/2016		3,137	48	5
JPM	Put - OTC EUR versus USD		$1.039	05/06/2016	EUR	1,603	5	0
	Put - OTC EUR versus USD		1.099	05/06/2016		1,603	24	3
SCX	Call - OTC USD versus CNY	CNY	6.520	10/31/2016		$62	19	26

							$347	$71

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.400%	03/03/2017	JPY	60,000	$4	$3

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC Fannie Mae 4.500% due 04/01/2046	$120.000	04/06/2016	$6,000	$1	$0
JPM	Put - OTC Fannie Mae 3.000% due 04/01/2046	71.000	04/06/2016	3,000	0	0
	Put - OTC Fannie Mae 3.500% due 05/01/2046	73.000	05/05/2016	4,000	0	0

					$1	$0

Total Purchased Options					$352	$74

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600%	04/20/2016		$700	$(2)	$0
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		600	(1)	0
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		1,400	(3)	0
JPM	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.000	04/20/2016	EUR	6,200	(24)	(1)

							$(30)	$(1)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
AZD	Call - OTC USD versus CNY	CNY	7.000	11/01/2016		$400	$(5)	$(3)
BOA	Put - OTC EUR versus USD		$1.086	05/06/2016	EUR	4,725	(46)	(4)
	Put - OTC USD versus CNH	CNH	6.600	04/27/2016		$510	(5)	(11)
BPS	Put - OTC USD versus BRL	BRL	3.850	05/19/2016		200	(2)	(14)
	Call - OTC USD versus BRL		4.300	05/19/2016		200	(5)	0
	Call - OTC USD versus JPY	JPY	122.450	05/06/2016		3,430	(13)	(1)
CBK	Put - OTC USD versus BRL	BRL	3.850	05/19/2016		100	(1)	(7)
	Call - OTC USD versus BRL		4.300	05/19/2016		100	(3)	0
	Put - OTC USD versus CNH	CNH	6.600	04/27/2016		509	(5)	(11)
FBF	Put - OTC USD versus BRL	BRL	3.850	05/19/2016		1,600	(16)	(112)
	Call - OTC USD versus BRL		4.300	05/19/2016		1,600	(43)	(3)
	Call - OTC USD versus BRL		6.300	01/11/2018		500	(27)	(15)
GLM	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	1,000	(39)	(32)
	Call - OTC EUR versus MXN		22.650	03/21/2017		1,000	(34)	(39)
	Call - OTC USD versus JPY	JPY	122.450	05/06/2016		$3,137	(12)	(1)
JPM	Put - OTC EUR versus USD		$1.070	05/06/2016	EUR	2,404	(17)	(1)
	Put - OTC USD versus BRL	BRL	3.460	06/20/2016		$800	(12)	(13)
	Call - OTC USD versus BRL		4.030	06/20/2016		800	(14)	(10)
NGF	Put - OTC USD versus KRW	KRW	1,145.000	01/24/2017		500	(13)	(20)
SOG	Put - OTC USD versus CNH	CNH	6.600	04/27/2016		981	(10)	(21)
	Call - OTC USD versus CNY	CNY	7.000	11/01/2016		1,100	(13)	(9)
	Put - OTC USD versus KRW	KRW	1,145.000	01/19/2017		400	(9)	(16)
	Put - OTC USD versus RUB	RUB	63.000	06/22/2016		650	(9)	(8)
UAG	Put - OTC USD versus KRW	KRW	1,145.000	01/19/2017		500	(11)	(20)

							$(364)	$(371)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap *	6-Month EUR-EURIBOR	Receive	0.400%	04/29/2016	EUR	3,900	$(14)	$0
	Put - OTC 5-Year Interest Rate Swap *	6-Month EUR-EURIBOR	Pay	1.400	04/29/2016		3,900	(34)	(2)
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.000	03/03/2017	JPY	410,000	(5)	(3)

								$(53)	$(5)

*	The underlying security has a forward starting effective date.

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$100	$0	$2

Total Written Options					$(447)	$(375)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	BAT Netherlands Finance BV	(1.000)%	12/20/2020	0.513%	EUR	100	$(2)	$(1)	$0	$(3)
	Commerzbank AG	(1.000)	12/20/2023	2.951		$1,100	113	28	141	0
	Reynolds American, Inc.	(1.000)	12/20/2020	0.372		100	(3)	0	0	(3)
	Springleaf Finance Corp.	(1.370)	12/20/2017	2.909		100	0	3	3	0
BPS	BASF SE	(1.000)	12/20/2020	0.474	EUR	100	(2)	(1)	0	(3)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.391		100	(2)	(1)	0	(3)
	Teliasonera AB	(1.000)	12/20/2020	0.533		200	(2)	(3)	0	(5)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.678		100	(1)	(1)	0	(2)
BRC	Altria Group, Inc.	(1.000)	12/20/2020	0.277		$200	(7)	0	0	(7)
	Bayer AG	(1.000)	12/20/2020	0.465	EUR	100	(2)	(1)	0	(3)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.372		$100	(3)	0	0	(3)
	WPP Group PLC	(3.750)	06/20/2017	0.147	GBP	1,000	0	(65)	0	(65)
CBK	Bayer AG	(1.000)	12/20/2020	0.465	EUR	100	(2)	(1)	0	(3)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.391		100	(2)	(1)	0	(3)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.311		$100	(3)	0	0	(3)
FBF	Altria Group, Inc.	(1.000)	12/20/2020	0.277		100	(3)	0	0	(3)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.372		100	(3)	0	0	(3)
GST	Altria Group, Inc.	(0.720)	03/20/2018	0.059		1,000	0	(13)	0	(13)
	Altria Group, Inc.	(1.000)	12/20/2020	0.277		100	(3)	0	0	(3)
	BASF SE	(1.000)	12/20/2020	0.474	EUR	100	(2)	(1)	0	(3)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.513		100	(2)	(1)	0	(3)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.391		100	(2)	(1)	0	(3)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.372		$300	(9)	0	0	(9)
	SABMiller PLC	(1.000)	01/20/2022	0.361		100	(3)	(1)	0	(4)
	United Utilities PLC	(1.000)	12/20/2020	0.775	EUR	200	(1)	(2)	0	(3)
JPM	Altria Group, Inc.	(1.000)	12/20/2020	0.277		$100	(3)	0	0	(3)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.513	EUR	100	(2)	(1)	0	(3)
	Pfizer, Inc.	(1.000)	12/20/2020	0.195		$500	(19)	0	0	(19)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.311		100	(3)	0	0	(3)
MYC	Pfizer, Inc.	(1.000)	12/20/2020	0.195		100	(4)	0	0	(4)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.372		100	(3)	0	0	(3)
	UBS AG	(1.000)	03/20/2017	0.962		1,600	(4)	3	0	(1)
RYL	Cleveland Electric Illuminating Co.	(0.940)	06/20/2017	0.150		1,000	0	(10)	0	(10)

							$16	$(71)	$144	$(199)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	France Government International Bond	0.250%	03/20/2020	0.214%		$1,500	$(11)	$13	$2	$0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	500	(3)	4	1	0
BRC	Brazil Government International Bond	1.000	03/20/2023	3.947		$800	(43)	(96)	0	(139)
	France Government International Bond	0.250	03/20/2020	0.214		400	(3)	4	1	0
CBK	France Government International Bond	0.250	03/20/2020	0.214		600	(5)	6	1	0
	France Government International Bond	0.250	06/20/2020	0.229		100	(1)	1	0	0
	Tesco PLC	1.000	12/20/2020	2.589	EUR	100	(8)	0	0	(8)
GST	France Government International Bond	0.250	03/20/2020	0.214		$2,600	(23)	27	4	0
	France Government International Bond	0.250	06/20/2020	0.229		300	(2)	2	0	0
HUS	France Government International Bond	0.250	03/20/2020	0.214		300	(2)	2	0	0
JPM	France Government International Bond	0.250	03/20/2020	0.214		1,100	(8)	10	2	0
	France Government International Bond	0.250	06/20/2020	0.229		200	(1)	1	0	0
	Russia Government International Bond	1.000	09/20/2016	0.570		1,000	(14)	16	2	0
	Tesco PLC	1.000	12/20/2020	2.589	EUR	200	(16)	0	0	(16)
MYC	Brazil Government International Bond	1.000	06/20/2019	2.314		$1,000	(22)	(18)	0	(40)
	France Government International Bond	0.250	03/20/2020	0.214		400	(3)	4	1	0
SOG	Tesco PLC	1.000	12/20/2020	2.589	EUR	500	(43)	3	0	(40)

							$(208)	$(21)	$14	$(243)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021	EUR	3,300	$3,577	$(4)	$179	$175	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026		930	1,008	30	16	46	0
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021		4,700	5,095	150	99	249	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021		2,400	2,601	22	105	127	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026		4,520	4,900	90	135	225	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.140% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	1,800	2,538	8	39	47	0
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021	EUR	7,000	7,588	158	213	371	0
GLM	Floating rate equal to 3-Month GBP-LIBOR less 0.120% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	2,700	3,915	3	(40)	0	(37)

							$457	$746	$1,240	$(37)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.860%	12/01/2020	KRW	757,900	$0	$12	$12	$0
CBK	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		469,700	0	8	8	0
DUB	Pay	3-Month KRW-KORIBOR	1.860	12/01/2020		2,273,700	0	36	36	0
GLM	Pay	1-Month GBP-UKRPI	3.188	01/15/2031	GBP	400	0	9	9	0
NGF	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020	KRW	757,900	0	12	12	0
RYL	Pay	1-Month GBP-UKRPI	3.220	01/15/2031	GBP	400	6	6	12	0
UAG	Pay	1-Month GBP-UKRPI	3.223	01/15/2031		300	0	10	10	0

							$6	$93	$99	$0

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350%	08/16/2016	$7	$0	$13	$13	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.450	08/16/2016	3	0	6	6	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650	08/16/2016	3	0	6	6	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700	08/16/2016	4	0	9	9	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.800	08/16/2016	3	0	7	7	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000	08/16/2016	3	0	7	7	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.500	09/14/2016	3	0	3	3	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.400	12/06/2016	2	0	3	3	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.500	03/22/2017	5	0	2	2	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.150	03/30/2017	3	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250	08/16/2016	3	0	1	1	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.450	08/16/2016	3	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550	08/16/2016	7	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900	08/16/2016	4	0	(3)	0	(3)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200	08/16/2016	6	0	(5)	0	(5)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.000	09/14/2016	3	0	1	1	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.800	12/06/2016	2	0	(2)	0	(2)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.300	03/22/2017	5	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.050	03/30/2017	3	0	0	0	0

						$0	$47	$58	$(11)

Total Swap Agreements						$271	$794	$1,555	$(490)

(l)	Securities with an aggregate market value of $965 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$1,189	$0	$1,189
Bermuda
Bank Loan Obligations	0	0	2,868	2,868
Brazil
Corporate Bonds & Notes	0	1,684	0	1,684
Sovereign Issues	0	2,576	0	2,576
Canada
Corporate Bonds & Notes	0	606	0	606
Non-Agency Mortgage-Backed Securities	0	1,080	0	1,080
Sovereign Issues	0	7,774	0	7,774
Cayman Islands
Asset-Backed Securities	0	1,516	0	1,516
Denmark
Corporate Bonds & Notes	0	18,868	0	18,868
France
Corporate Bonds & Notes	0	2,955	0	2,955
Sovereign Issues	0	11,041	0	11,041
Germany
Corporate Bonds & Notes	0	6,633	0	6,633
Sovereign Issues	0	1,593	0	1,593
Greece
Sovereign Issues	0	799	0	799
Guernsey, Channel Islands
Corporate Bonds & Notes	0	328	0	328
Ireland
Asset-Backed Securities	0	393	0	393
Corporate Bonds & Notes	0	1,975	0	1,975
Sovereign Issues	0	642	0	642
Italy
Corporate Bonds & Notes	0	1,473	0	1,473
Non-Agency Mortgage-Backed Securities	0	1,264	0	1,264
Sovereign Issues	0	9,876	0	9,876
Japan
Corporate Bonds & Notes	0	1,510	0	1,510
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,003	0	1,003
Netherlands
Asset-Backed Securities	0	336	0	336
Corporate Bonds & Notes	0	4,600	0	4,600
Norway
Corporate Bonds & Notes	0	1,329	0	1,329
Sovereign Issues	0	223	0	223
Portugal
Corporate Bonds & Notes	0	636	0	636
Slovenia
Sovereign Issues	0	3,834	0	3,834
South Korea
Sovereign Issues	0	1,108	0	1,108
Spain
Corporate Bonds & Notes	0	418	0	418
Sovereign Issues	0	8,641	0	8,641
Supranational
Corporate Bonds & Notes	0	1,655	0	1,655
Sweden
Corporate Bonds & Notes	0	1,617	0	1,617
Switzerland
Corporate Bonds & Notes	0	1,704	0	1,704
Sovereign Issues	0	167	0	167
United Arab Emirates
Sovereign Issues	0	1,621	0	1,621
United Kingdom
Corporate Bonds & Notes	0	8,863	0	8,863
Sovereign Issues	0	3,775	0	3,775
United States
Asset-Backed Securities	0	9,117	0	9,117
Corporate Bonds & Notes	0	11,397	0	11,397
Municipal Bonds & Notes	0	1,952	0	1,952
Non-Agency Mortgage-Backed Securities	0	22,140	1,007	23,147
Preferred Securities	85	0	0	85
U.S. Government Agencies	0	29,607	0	29,607
U.S. Treasury Obligations	0	44,008	0	44,008
Short-Term Instruments
Certificates of Deposit	0	1,700	0	1,700
Japan Treasury Bills	0	36,538	0	36,538
	$85	$273,764	$3,875	$277,724

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$164	$0	$0	$164

Total Investments	$249	$273,764	$3,875	$277,888

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(29,032)	$0	$(29,032)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	237	147	0	384
Over the counter	0	6,370	0	6,370
	$237	$6,517	$0	$6,754

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(48)	(375)	0	(423)
Over the counter	0	(3,059)	0	(3,059)

	$(48)	$(3,434)	$0	$(3,482)

Totals	$438	$247,815	$3,875	$252,128
There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2016:

Category and Subcategory	Beginning Balance at 12/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2016 (1)
Investments in Securities, at Value
Bermuda
Bank Loan Obligations	$2,900	$0	$(48)	$(1)	$0	$17	$0	$0	$2,868	$17
United States
Non-Agency Mortgage-Backed Securities	1,080	0	(74)	0	2	(1)	0	0	1,007	(4)

Totals	$3,980	$0	$(122)	$(1)	$2	$16	$0	$0	$3,875	$13

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bermuda
Bank Loan Obligations	$2,868	Proxy Pricing	Base Price	99.00
United States
Non-Agency Mortgage-Backed Securities	916	Proxy Pricing	Base Price	94.19
	91	Third Party Vendor	Broker Quote	71.00

Total	$3,875

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Diversified Allocation Portfolio

March 31, 2016 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		$479

Total Short-Term Instruments (Cost $479)		479

Total Investments in Securities (Cost $479)		479

	SHARES
INVESTMENTS IN AFFILIATES 95.1%
MUTUAL FUNDS (a) 86.9%
PIMCO Emerging Markets Bond Fund	1,864,134	18,082
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	1,648,058	16,744
PIMCO Global Advantage® Strategy Bond Fund	2,304,656	23,185
PIMCO Global Dividend Fund	7,788,858	42,994
PIMCO Income Fund	2,406,011	28,319
PIMCO Investment Grade Corporate Bond Fund	2,821,732	28,641
PIMCO RAE Fundamental PLUS EMG Fund	4,823,107	37,765
PIMCO RAE Fundamental PLUS International Fund	2,622,896	19,619
PIMCO RAE Fundamental PLUS Small Fund	3,687,635	32,525
PIMCO Real Return Fund	2,635,804	28,783
PIMCO Short-Term Fund	8,487,073	81,985
PIMCO StocksPLUS® Fund	3,611,527	30,879
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	4,525,359	29,958
PIMCO StocksPLUS® International Fund (Unhedged)	5,931,512	31,852
PIMCO Total Return Fund IV	8,113,878	84,141

Total Mutual Funds (Cost $604,207)		535,472

SHORT-TERM INSTRUMENTS 8.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.2%
PIMCO Short-Term Floating NAV Portfolio III	5,109,921	50,491

Total Short-Term Instruments (Cost $50,474)		50,491

Total Investments in Affiliates (Cost $654,681)		585,963

Total Investments 95.2% (Cost $655,160)		$586,442
Financial Derivative Instruments (c) 1.1% (Cost or Premiums, net $12,889)		6,780
Other Assets and Liabilities, net 3.7%		22,779

Net Assets 100.0%		$616,001

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$479	U.S. Treasury Notes 1.625% due 04/30/2019	$(493)	$479	$479

Total Repurchase Agreements						$(493)	$479	$479

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,400.000	12/16/2016	810	$1,991	$980
Put - CBOE S&P 500 Index	1,600.000	12/16/2016	810	3,737	1,969
Put - CBOE S&P 500 Index	1,825.000	12/16/2016	810	7,161	4,314

				$12,889	$7,263

Total Purchased Options				$12,889	$7,263

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
E-mini S&P 500 Index June Futures	Long	06/2016	2,611	$6,019	$0	$(483)

Total Futures Contracts				$6,019	$0	$(483)

Cash of $12,453 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$479	$0	$479
	$0	$479	$0	$479

Investments in Affiliates, at Value
Mutual Funds	535,472	0	0	535,472
Short-Term Instruments
Central Funds Used for Cash Management Purposes	50,491	0	0	50,491

	$585,963	$0	$0	$585,963

Total Investments	$585,963	$479	$0	$586,442

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$7,263	$0	$7,263

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(483)	$0	$0	$(483)

Totals	$585,480	$7,742	$0	$593,222

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Managed Allocation Portfolio

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 70.7%
BANK LOAN OBLIGATIONS 0.3%
Valeant Pharmaceuticals International, Inc.
3.750% due 08/05/2020		$600	$565
4.000% due 04/01/2022		2,457	2,326

Total Bank Loan Obligations (Cost $2,878)			2,891

CORPORATE BONDS & NOTES 8.9%
BANKING & FINANCE 7.6%
Ally Financial, Inc.
2.750% due 01/30/2017		4,400	4,389
5.500% due 02/15/2017		1,600	1,633
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	700	786
Banco Santander S.A.
6.250% due 09/11/2021 (f)		4,900	5,007
Bank of America Corp.
3.875% due 08/01/2025		$400	417
5.625% due 07/01/2020		1,100	1,237
Bankia S.A.
4.375% due 02/14/2017	EUR	300	354
Barclays Bank PLC
7.625% due 11/21/2022		$4,300	4,630
7.750% due 04/10/2023		600	631
Barclays PLC
8.000% due 12/15/2020 (f)	EUR	1,300	1,435
BPCE S.A.
4.625% due 07/11/2024		$2,700	2,648
Citigroup, Inc.
2.650% due 10/26/2020		1,400	1,415
Credit Agricole S.A.
7.875% due 01/23/2024 (f)		1,300	1,233
Credit Suisse AG
6.500% due 08/08/2023		1,800	1,944
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		800	798
General Motors Financial Co., Inc.
2.625% due 07/10/2017		3,300	3,321
3.500% due 07/10/2019		2,500	2,566
4.750% due 08/15/2017		800	826
Goldman Sachs Group, Inc.
1.834% due 09/15/2020		7,400	7,353
International Lease Finance Corp.
5.750% due 05/15/2016		675	677
8.750% due 03/15/2017		6,100	6,441
JPMorgan Chase & Co.
2.750% due 06/23/2020		2,100	2,153
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	900	1,254
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	100	112
Rabobank Group
8.375% due 07/26/2016 (f)		$1,600	1,625
8.400% due 06/29/2017 (f)		700	740
Realkredit Danmark A/S
2.000% due 04/01/2017	DKK	3,400	530
UBS Group Funding Jersey Ltd.
4.125% due 04/15/2026 (a)		$5,600	5,609

			61,764

INDUSTRIALS 1.3%
Altria Group, Inc.
4.750% due 05/05/2021		800	909
Boston Scientific Corp.
2.850% due 05/15/2020		2,000	2,034
Cigna Corp.
4.500% due 03/15/2021		200	217
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	3,700	3,842
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		$300	297
Kraft Heinz Foods Co.
2.800% due 07/02/2020		600	615

MGM Resorts International
7.500% due 06/01/2016		900	908
7.625% due 01/15/2017		700	728
10.000% due 11/01/2016		100	104
Pioneer Natural Resources Co.
6.875% due 05/01/2018		400	426

			10,080

Total Corporate Bonds & Notes (Cost $72,658)			71,844

U.S. GOVERNMENT AGENCIES 7.5%
Fannie Mae, TBA
3.000% due 05/01/2046		32,400	33,181
3.500% due 04/01/2046		26,400	27,689

Total U.S. Government Agencies (Cost $60,670)			60,870

U.S. TREASURY OBLIGATIONS 23.7%
U.S. Treasury Bonds
2.500% due 02/15/2046		17,130	16,705
3.000% due 11/15/2045		10,300	11,124
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2017 (l)		3,442	3,483
0.125% due 04/15/2018 (l)		2,870	2,922
0.125% due 04/15/2019 (i)(l)		29,219	29,863
0.125% due 01/15/2023		103	104
0.125% due 07/15/2024		5,428	5,454
0.375% due 07/15/2023		102	105
0.625% due 07/15/2021 (i)		6,517	6,848
0.750% due 02/15/2042		419	408
0.750% due 02/15/2045		2,646	2,567
1.250% due 07/15/2020		1,032	1,111
1.375% due 02/15/2044		13,245	14,867
1.625% due 01/15/2018 (l)		1,131	1,183
1.875% due 07/15/2019 (l)		666	724
2.125% due 02/15/2040		6,839	8,757
2.125% due 02/15/2041 (l)		8,005	10,330
2.375% due 01/15/2025		5,505	6,563
2.500% due 07/15/2016 (l)		1,009	1,027
2.500% due 01/15/2029		7,934	9,981
3.625% due 04/15/2028		4,394	6,060
U.S. Treasury Notes
0.500% due 09/30/2016 (l)†		6,100	6,103
1.625% due 04/30/2019 (i)(l)(n)		30,200	30,868
1.625% due 02/15/2026		12,440	12,266
2.750% due 02/15/2024 (l)(n)		2,400	2,600

Total U.S. Treasury Obligations (Cost $189,922)			192,023

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
American Home Mortgage Assets Trust
0.623% due 09/25/2046 ^		1,458	1,001
Bear Stearns ALT-A Trust
2.619% due 01/25/2036		2,402	1,921
Deutsche ALT-B Securities, Inc.
6.000% due 10/25/2036		3,289	2,666
Grifonas Finance PLC
0.152% due 08/28/2039	EUR	830	669
Marche Mutui SRL
0.175% due 02/25/2055		496	556
0.245% due 10/27/2065		91	103
2.095% due 01/27/2064		1,055	1,210
Residential Accredit Loans, Inc. Trust
0.613% due 06/25/2046		$338	139
Structured Adjustable Rate Mortgage Loan Trust
2.686% due 01/25/2036 ^		1,206	908

Total Non-Agency Mortgage-Backed Securities (Cost $9,051)			9,173

ASSET-BACKED SECURITIES 0.7%
Citigroup Mortgage Loan Trust, Inc.
0.563% due 08/25/2036		1,753	1,578
Fremont Home Loan Trust
0.583% due 10/25/2036		2,857	1,338
JPMorgan Mortgage Acquisition Corp.
0.823% due 05/25/2035		1,300	935
Long Beach Mortgage Loan Trust
0.733% due 01/25/2036		1,900	1,093

Residential Asset Securities Corp. Trust
0.583% due 07/25/2036		1,008	884

Total Asset-Backed Securities (Cost $5,618)			5,828

SOVEREIGN ISSUES 14.7%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	200	214
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (d)	BRL	21,000	5,651
0.000% due 10/01/2016 (d)		89,300	23,240
0.000% due 01/01/2017 (d)		47,300	11,930
Denmark Government International Bond
0.100% due 11/15/2023 (e)	DKK	14,480	2,334
France Government International Bond
0.250% due 07/25/2018 (e)	EUR	717	850
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (e)		199	240
2.100% due 09/15/2021 (e)		5,177	6,631
Mexico Government International Bond
4.000% due 11/15/2040 (e)	MXN	56,536	3,469
4.000% due 11/08/2046 (e)		21,195	1,300
4.500% due 12/04/2025 (e)		16,016	1,050
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	724	504
Republic of Germany
0.750% due 04/15/2018 (e)	EUR	262	309
1.750% due 04/15/2020		2,266	2,870
Republic of Greece Government International Bond
4.750% due 04/17/2019		600	610
Slovenia Government International Bond
5.250% due 02/18/2024		$1,800	2,020
5.850% due 05/10/2023		2,400	2,773
United Kingdom Gilt
0.125% due 03/22/2024 (e)(i)	GBP	21,036	33,382
0.125% due 03/22/2046 (e)		331	643
1.125% due 11/22/2037 (e)		2,752	5,918
1.875% due 11/22/2022 (e)(i)		7,426	13,014

Total Sovereign Issues (Cost $118,746)			118,952

	SHARES
COMMON STOCKS 7.9%
CONSUMER DISCRETIONARY 0.2%
Carmike Cinemas, Inc. (b)		453	14
SFX Entertainment, Inc. (b)		12,011	0
Tumi Holdings, Inc. (b)(k)		68,308	1,832

			1,846

ENERGY 0.4%
Columbia Pipeline Group, Inc.		130,012	3,263

FINANCIALS 5.5%
Bank of America Corp.		352,563	4,767
Citigroup, Inc. (k)		110,299	4,605
Fidelity & Guaranty Life		133,276	3,497
Fifth Third Bancorp (k)		289,635	4,834
JPMorgan Chase & Co.		90,544	5,362
M&T Bank Corp.		46,517	5,163
PNC Financial Services Group, Inc. (k)		62,589	5,293
U.S. Bancorp		135,369	5,495
Wells Fargo & Co. (k)		108,080	5,227

			44,243

HEALTH CARE 0.7%
Affymetrix, Inc. (b)(k)		181,225	2,539
Alere, Inc. (b)		58,647	2,968

			5,507

INFORMATION TECHNOLOGY 0.7%
Atmel Corp.		290,760	2,361
Newport Corp. (b)		134,985	3,105

			5,466

MATERIALS 0.4%
Airgas, Inc. (k)	24,530	3,474

UTILITIES 0.0%
Questar Corp. (k)	14,267	354

Total Common Stocks (Cost $68,024)		64,153

EXCHANGE-TRADED FUNDS 1.6%
iShares MSCI EAFE ETF	229,737	13,125

Total Exchange-Traded Funds (Cost $15,306)		13,125

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.3%
REPURCHASE AGREEMENTS (h) 4.1%		33,153

U.S. TREASURY BILLS 0.2%
0.247% due 04/07/2016 - 04/28/2016 (c)(d)(n)†	$1,787	1,787

Total Short-Term Instruments (Cost $34,940)		34,940

Total Investments in Securities (Cost $577,813)		573,799

	SHARES
INVESTMENTS IN AFFILIATES 45.6%
MUTUAL FUNDS (g) 34.1%
PIMCO Capital Securities and Financials Fund	606,232	5,723
PIMCO Emerging Markets Corporate Bond Fund	1,985	20
PIMCO Income Fund	13,401,924	157,741
PIMCO Mortgage Opportunities Fund	1,858,087	20,327
PIMCO RAE Fundamental PLUS Fund	2,765,845	16,401
PIMCO StocksPLUS® Fund	7,808,034	66,759
PIMCO TRENDS Managed Futures Strategy Fund	943,781	9,277

Total Mutual Funds (Cost $290,225)		276,248

EXCHANGE-TRADED FUNDS 2.0%
PIMCO Diversified Income Active Exchange-Traded Fund	136,687	6,396
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	224,100	9,392

Total Exchange-Traded Funds (Cost $17,607)		15,788

SHORT-TERM INSTRUMENTS 9.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.5%
PIMCO Short-Term Floating NAV Portfolio III	7,837,669	77,444

Total Short-Term Instruments (Cost $77,432)		77,444

Total Investments in Affiliates (Cost $385,264)		369,480

Total Investments 116.3% (Cost $963,077)		$943,279
Financial Derivative Instruments (j)(m) 0.4% (Cost or Premiums, net $9,541)		3,342
Other Assets and Liabilities, net (16.7%)		(135,565)

Net Assets 100.0%		$811,056

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio II, Ltd., which is a 100% owned subsidiary of the Portfolio.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	0.460% †	03/31/2016	04/01/2016	$4,700	U.S. Treasury Notes 1.750% due 05/15/2023	$(4,808)	$4,700	$4,700
	0.480 †	03/31/2016	04/01/2016	2,000	Ginnie Mae 3.500% due 03/20/2045	(2,078)	2,000	2,000
DEU	0.470 †	03/31/2016	04/01/2016	14,100	U.S. Treasury Bonds 3.750% due 11/15/2043	(14,436)	14,100	14,100
SAL	0.500 †	03/31/2016	04/01/2016	4,700	U.S. Treasury Notes 1.625% due 11/30/2020	(4,806)	4,700	4,700
SSB	0.010 †	03/31/2016	04/01/2016	3,753	U.S. Treasury Notes 1.625% - 2.250% due 04/30/2019 - 07/31/2021	(3,833)	3,753	3,753
TDM	0.460 †	03/31/2016	04/01/2016	3,900	U.S. Treasury Bonds 3.125% due 08/15/2044	(4,021)	3,900	3,900

Total Repurchase Agreements						$(33,982)	$33,153	$33,153

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BSN	0.590%	02/08/2016	04/08/2016		$(2,563)	$(2,565)
	0.600	02/11/2016	04/11/2016		(2,053)	(2,054)
IND	0.600	02/09/2016	04/25/2016		(6,626)	(6,632)
	0.640	01/06/2016	07/06/2016		(13,854)	(13,875)
	0.720	03/30/2016	04/21/2016	GBP	(28,439)	(40,848)
SCX	0.630	01/21/2016	04/21/2016		$(6,035)	(6,043)
	0.670	01/21/2016	04/21/2016	GBP	(2,714)	(3,903)

Total Reverse Repurchase Agreements						$(75,920)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(94,680) at a weighted average interest rate of 0.555%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

(i)	Securities with an aggregate market value of $76,503 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$112.500	05/20/2016	72	$1	$1
Call - CBOT U.S. Treasury 5-Year Note June Futures	215.000	05/20/2016	32	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.500	05/20/2016	1,620	14	25

				$15	$26

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	2,045.000	06/17/2016	72	$331	$416
Call - OSE Nikkei 225 Index	17,875.000	05/13/2016	268	347	208

				$678	$624

Total Purchased Options				$693	$650

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,950.000	05/20/2016	39	$(94)	$(53)
Put - CBOE Volatility S&P 500 Index	17.000	06/15/2016	770	(85)	(119)
Put - CBOE Volatility S&P 500 Index	20.000	06/15/2016	1,440	(371)	(519)
Call - EUREX EURO STOXX 50 Index	3,200.000	05/20/2016	248	(47)	(32)
Put - OSE Nikkei 225 Index	15,625.000	05/13/2016	268	(381)	(325)

				$(978)	$(1,048)

Total Written Options				$(978)	$(1,048)

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2016	58	$(12)	$1	$0
90-Day Eurodollar December Futures	Short	12/2017	58	23	0	(6)
Arabica Coffee September Futures †	Short	09/2016	20	(1)	0	(4)
Brent Crude August Futures †	Long	06/2016	12	(7)	3	0
Brent Crude June Futures †	Short	04/2016	82	(13)	0	(16)
Call Options Strike @ USD 45.000 on Brent Crude June Futures †	Short	04/2016	14	3	1	0
Call Options Strike @ USD 46.000 on Brent Crude June Futures †	Short	04/2016	5	1	0	0
Chicago Ethanol (Platts) December Futures †	Long	12/2016	9	1	0	(8)
Chicago Ethanol (Platts) May Futures †	Long	05/2016	2	3	0	(2)
Cocoa September Futures †	Long	09/2016	85	(23)	0	(22)
Copper July Futures †	Long	07/2016	24	(61)	0	0
Corn December Futures †	Short	12/2016	20	20	15	0
Corn July Futures †	Short	07/2016	121	145	95	0
Corn May Futures †	Short	05/2016	5	4	4	0
E-mini S&P 500 Index June Futures	Long	06/2016	970	1,771	15	(179)
Euro STOXX 50 June Futures	Long	06/2016	2,195	(1,222)	1,024	(924)
Euro-Bobl June Futures	Short	06/2016	26	0	0	0
Euro-BTP Italy Government Bond June Futures	Short	06/2016	77	(185)	2	(23)
Euro-Bund 10-Year Bond June Futures	Short	06/2016	36	23	11	(3)
FTSE 100 Index June Futures	Long	06/2016	249	177	388	(123)
Gas Oil July Futures †	Short	07/2016	36	24	0	(12)
Gold 100 oz. August Futures †	Long	08/2016	8	(23)	5	0
Gold 100 oz. June Futures †	Short	06/2016	54	78	0	(38)
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	7	3	0	(1)
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	8	(2)	0	(2)
Lead July Futures †	Long	07/2016	22	(42)	0	0
Mini MSCI Emerging Markets Index June Futures	Long	06/2016	394	550	0	(14)
Natural Gas July Futures †	Short	06/2016	66	(82)	47	0
New York Harbor ULSD July Futures †	Short	06/2016	25	25	0	(12)
Nickel July Futures †	Long	07/2016	18	(23)	0	0
Nikkei 225 Index June Futures	Long	06/2016	156	78	0	(198)
Nikkei 400 Index June Futures	Long	06/2016	2,818	415	0	(701)
Platinum July Futures †	Long	07/2016	108	141	61	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	1,775	11	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	1,775	(25)	0	(8)
Put Options Strike @ USD 35.000 on Brent Crude June Futures †	Short	04/2016	14	1	1	0
Put Options Strike @ USD 36.000 on Brent Crude June Futures †	Short	04/2016	5	0	1	0
S&P 200 Index June Futures	Long	06/2016	17	(15)	24	0
S&P/Toronto Stock Exchange 60 June Futures	Long	06/2016	85	(12)	71	(25)
Silver July Futures †	Short	07/2016	9	(22)	0	(11)
Sugar No. 11 July Futures †	Long	06/2016	42	(10)	0	(24)
U.S. Treasury 5-Year Note June Futures	Short	06/2016	30	(26)	0	(7)
U.S. Treasury 10-Year Note June Futures	Long	06/2016	1,174	627	440	0
U.S. Treasury 30-Year Bond June Futures	Long	06/2016	124	164	115	0
Wheat July Futures †	Short	07/2016	72	(4)	0	(33)
WTI Crude August Futures †	Short	07/2016	13	0	0	(2)
WTI Crude July Futures †	Short	06/2016	1	1	0	0
Zinc July Futures †	Long	07/2016	11	(6)	0	0

Total Futures Contracts				$2,473	$2,324	$(2,398)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-25 5-Year Index	1.000%	12/20/2020	$22,100	$118	$204	$0	$(1)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	1.500%	12/17/2020	CAD	7,600	$(158)	$(30)	$8	$0
Pay	3-Month CAD-Bank Bill *	2.200	06/16/2026		7,300	355	44	0	(26)
Receive	3-Month USD-LIBOR †	0.680	09/14/2016		$6,100	(10)	(11)	0	0
Pay	3-Month USD-LIBOR	1.500	12/16/2017		41,680	653	248	7	0
Pay	3-Month USD-LIBOR	2.000	12/16/2020		19,970	887	87	34	0
Pay	3-Month USD-LIBOR *	2.000	06/15/2021		2,300	85	27	4	0
Pay	3-Month USD-LIBOR	2.250	12/16/2022		60,000	3,755	3,338	145	0
Receive	3-Month USD-LIBOR *	2.000	06/15/2023		50,900	(1,914)	(333)	0	(97)
Receive	3-Month USD-LIBOR *	3.000	09/16/2025		31,600	(1,313)	(1,219)	0	(66)
Receive	3-Month USD-LIBOR	2.233	09/16/2025		8,000	(441)	(441)	0	(29)
Receive	3-Month USD-LIBOR	2.225	09/16/2025		2,900	(158)	(158)	0	(10)
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		62,800	(1,977)	(1,725)	0	(129)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		5,800	(507)	(595)	0	(22)
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		60,100	(936)	(743)	0	(119)
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		30,500	(324)	(209)	0	(59)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		111,000	(5,850)	(3,497)	0	(410)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		7,600	(617)	65	0	(53)
Pay	3-Month USD-LIBOR *	2.500	06/15/2046		7,600	569	52	53	0
Receive	6-Month AUD-BBR-BBSW	3.000	12/17/2020	AUD	4,500	(110)	(25)	0	(14)
Pay	6-Month AUD-BBR-BBSW *	2.750	06/17/2026		4,400	36	39	26	0
Receive	6-Month EUR-EURIBOR *	0.000	09/21/2021	EUR	44,900	252	(148)	21	0
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026		31,800	443	364	0	(55)
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		3,050	(157)	(20)	2	0
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018	GBP	37,500	(173)	(87)	0	(34)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		26,450	(96)	(287)	0	(49)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		2,460	(80)	(20)	0	(16)
Pay	6-Month JPY-LIBOR	0.250	09/18/2020	JPY	369,700	50	5	0	(2)
Receive	6-Month JPY-LIBOR	1.000	03/20/2024		1,450,000	(968)	(632)	27	0
Receive	6-Month JPY-LIBOR	0.300	03/18/2026		332,900	(42)	(8)	9	0
Pay	28-Day MXN-TIIE	5.910	11/25/2022	MXN	23,900	21	21	3	0

						$(8,725)	$(5,898)	$339	$(1,190)

Total Swap Agreements						$(8,607)	$(5,694)	$339	$(1,191)

*	This security has a forward starting effective date.
(4)	Unsettled variation margin asset of $1 and liability of $(2) for closed futures and unsettled variation margin asset of $8 and liability of $(59) for closed swap agreements is outstanding at period end.

(k)	Securities with an aggregate market value of $22,196 have been pledged as collateral as of March 31, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(l)	Securities with an aggregate market value of $30,550 and cash of $1,242 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	05/2016	INR	155,899		$2,230	$0	$(107)
	05/2016	NZD	226		151	0	(5)
	05/2016		$7,841	TWD	261,968	309	0
BOA	05/2016	JPY	336,100		$3,023	33	0
	05/2016		$845	AUD	1,135	24	0
	05/2016		8,082	EUR	7,262	191	0
	05/2016		16,596	INR	1,131,966	370	0
	05/2016		1,005	JPY	113,000	1	0
	05/2016		100	MXN	1,768	2	0
	05/2016		477	SEK	3,965	12	0
	05/2016		1,858	TWD	62,159	76	0
	05/2016		757	ZAR	11,363	7	0
	05/2016	ZAR	21,264		$1,437	8	0
	10/2016	BRL	14,800		3,755	0	(151)
BPS	04/2016		8,641		2,428	25	0
	04/2016		$2,304	BRL	8,641	99	0
	10/2016	BRL	3,600		$867	0	(83)
	01/2017		7,800		1,796	0	(213)
BRC	05/2016		$1	KRW	1,205	0	0
	05/2016		6,668	MXN	117,937	130	0
CBK	04/2016	BRL	2,485		$698	7	0
	04/2016		$685	BRL	2,485	7	0
	05/2016	CHF	730		$739	0	(21)
	05/2016	EUR	13,926		15,508	0	(357)
	05/2016	MXN	125,019		7,100	0	(106)
	05/2016		$12,385	AUD	17,647	1,118	0
	05/2016		1,022	CAD	1,367	31	0
	05/2016		4,495	EUR	4,044	112	0
	05/2016		2,758	GBP	1,967	68	0
	05/2016		1,056	ILS	4,108	38	0
	05/2016		1,929	KRW	2,326,374	99	0
	05/2016		6,177	RUB	429,870	146	0
	05/2016		4,456	SEK	37,540	174	0
	05/2016	ZAR	3,343		$217	0	(8)
	10/2016	BRL	2,800		678	0	(61)
	10/2016	CNH	63,213		9,709	25	0
DUB	05/2016	MXN	154,369		8,893	0	(5)
	05/2016	THB	10,384		292	0	(3)
	05/2016		$2,223	SGD	3,110	83	0
	01/2017	BRL	9,500		$2,195	0	(252)
	04/2017	DKK	3,475		526	0	(12)
FBF	05/2016	INR	173,034		2,479	0	(114)
GLM	05/2016	CAD	359		269	0	(8)
	05/2016	CHF	642		652	0	(16)
	05/2016	HUF	25,316		86	0	(5)
	05/2016	JPY	1,317,400		11,633	23	(108)
	05/2016	PLN	879		228	0	(7)
	05/2016		$15,287	EUR	13,808	443	0
	05/2016		12,384	GBP	8,602	0	(28)
	05/2016		2,170	HKD	16,898	9	0
	05/2016		43,137	JPY	5,011,015	1,436	0
	05/2016		7,299	KRW	8,803,324	376	0
	05/2016		1,118	NOK	9,550	36	0
	10/2016	BRL	17,900		$4,464	0	(261)
	01/2017		16,100		3,767	0	(381)
HUS	04/2016		21,481		5,962	0	(12)
	04/2016		$6,036	BRL	21,481	0	(62)
	05/2016		5,918		21,481	8	0
	05/2016		994	EUR	912	45	0
	05/2016		1,016	HKD	7,891	1	0
	05/2016		982	JPY	111,600	11	0
	05/2016		2,096	TWD	70,698	104	0
	07/2016	BRL	2,000		$534	0	(8)
	01/2017	CNH	15,725		2,276	0	(121)
JPM	04/2016	BRL	2,298		668	29	0
	04/2016		$633	BRL	2,298	6	0
	05/2016	CHF	789		$799	0	(23)
	05/2016	CNH	4,723		720	0	(9)
	05/2016	GBP	1,666		2,422	29	0
	05/2016	INR	471,636		6,771	0	(298)
	05/2016	KRW	20,695,747		17,200	0	(843)
	05/2016	MYR	538		122	0	(17)
	05/2016		$2,815	EUR	2,506	40	0
	05/2016		3,075	GBP	2,147	9	0
	05/2016		999	JPY	112,500	2	0
	05/2016		2,687	KRW	3,234,263	133	0
	05/2016		3,281	TWD	109,954	140	0
	07/2016	BRL	19,000		$5,075	0	(77)
	10/2016		50,200		12,103	0	(1,149)
	01/2017		13,900		3,270	0	(311)
	01/2017	CNH	13,049		1,881	0	(108)
MSB	04/2016	BRL	9,257		2,601	27	0
	04/2016	RUB	61,204		844	0	(64)
	04/2016		$2,327	BRL	9,257	247	0
	04/2016		878	RUB	61,204	30	0
	05/2016	GBP	1,576		$2,283	19	0
	05/2016		$1,886	GBP	1,340	39	0
	05/2016		4,129	JPY	464,900	6	0
	06/2016	RUB	61,204		$865	0	(30)
SCX	04/2016	CZK	3,285		137	0	(1)
	05/2016	GBP	12,916		18,440	0	(113)
	05/2016		$14,692	CAD	20,473	1,072	0
	05/2016		17,285	CHF	17,124	553	0
	05/2016		21,143	GBP	15,117	571	0
	05/2016		5,796	JPY	658,000	57	0
	09/2016	CNH	14,962		$2,270	0	(25)
	01/2017		28,341		4,123	0	(198)
SOG	05/2016		68,967		10,510	0	(138)
	05/2016	RUB	480,714		6,959	0	(112)
	05/2016	TRY	1,677		562	0	(26)
TDM	01/2017	BRL	9,400		2,149	0	(273)
UAG	05/2016	DKK	1,046		155	0	(5)
	05/2016	IDR	5,432,012		394	0	(17)
	05/2016	INR	368,927		5,301	0	(229)
	05/2016	TWD	532,330		15,924	0	(638)
	05/2016		$1,072	DKK	7,133	18	0
	05/2016		4,638	EUR	4,188	133	0
	05/2016		970	JPY	109,000	0	0
	05/2016		3,756	KRW	4,525,229	189	0
	10/2016	CNH	7,105		$1,095	7	0

Total Forward Foreign Currency Contracts						$9,043	$(7,219)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 1,929.200	10Y USD CMS 2.277	02/01/2017		$19	$653	$165
	Put - OTC S&P 500 Index U&I @ 1,957.950	10Y USD CMS 2.6425	11/18/2016		26	652	31
JPM	Put - OTC EURO STOXX 50 Index D&I @ 3,378.790	EURUSD 1.02	11/18/2016	EUR	15	648	148

						$1,953	$344

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC USD versus CNH	CNH	6.244	05/12/2016	$49,340	$228	$16

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$78,100	$1,353	$191
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/05/2016	298,400	102	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200	07/29/2016	23,800	1,032	0
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018	13,200	900	781
FBF	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	3.400	12/05/2016	4,800	35	5
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016	109,500	87	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016	195,800	61	18
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	749,600	256	30
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	53,400	2,114	406
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016	53,200	49	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/23/2016	130,700	242	29
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/24/2016	129,300	231	30
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	98,800	2,084	241
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	42,550	1,811	323
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018	9,000	828	720
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018	2,700	270	220
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018	2,700	283	229
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019	12,900	1,217	1,165
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/11/2016	275,000	234	0
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	299,800	96	12

							$13,285	$4,401

*	The underlying security has a forward starting effective date.

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC EURO STOXX Banks Index	110.000	05/20/2016	EUR	70	$111	$111

Total Purchased Options						$15,577	$4,872

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600%	04/20/2016		$2,000	$(5)	$0
BRC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.900	04/20/2016		3,800	(4)	(6)
	Call - OTC CDX.IG-25 5-Year Index	Buy	0.950	04/20/2016		2,000	(2)	(6)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		2,000	(3)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		2,000	(4)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		3,500	(7)	(1)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	06/15/2016	EUR	9,600	(15)	(9)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	06/15/2016		9,600	(16)	(17)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		$2,000	(4)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		3,800	(7)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		3,300	(8)	(1)
FBF	Call - OTC CDX.IG-25 5-Year Index	Buy	0.900	04/20/2016		2,000	(2)	(3)
MYC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.950	04/20/2016		4,000	(5)	(12)

							$(82)	$(55)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Put - OTC EUR versus USD	$1.100	05/03/2016	EUR	8,630	$(40)	$(14)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016		$2,600	$(2)	$0
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	6,300	(286)	(79)
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		$1,100	(8)	(1)
	Cap - OTC YOY CPURNSA Index	233.707	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	04/10/2020		7,800	0	56
	Floor - OTC YOY CPURNSA Index	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		7,800	0	20
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		10,700	(121)	(111)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		4,500	(83)	(57)

							$(500)	$(172)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$66,000	$(929)	$(812)
FBF	Call - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.500	06/23/2016	108,200	(195)	(273)
	Put - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.100	06/23/2016	108,200	(131)	(55)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016	4,800	(38)	(79)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	41,800	(830)	(666)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018	12,600	(271)	(210)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018	12,600	(284)	(216)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	61,200	(1,227)	(1,152)

							$(3,905)	$(3,463)

*	The underlying security has a forward starting effective date.

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC EURO STOXX Banks Index	115.000	05/20/2016	EUR	70	$(40)	$(40)
MYI	Call - OTC IBOV Index	55,000.000	04/13/2016	BRL	0	(66)	(9)

						$(106)	$(49)

Total Written Options						$(4,633)	$(3,753)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	EURMARGIN CAL16 †	$5.700	12/31/2016	27,000	$7	$0	$7	$0
	Pay	GOLDLNPM Index †	1,091.950	01/06/2017	7,600	0	(1,118)	0	(1,118)
	Receive	PLTMLNPM Index †	845.000	01/06/2017	7,600	0	1,025	1,025	0
JPM	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	60,000	0	(41)	0	(41)
MYC	Receive	EURMARGIN CAL16 †	5.900	12/31/2016	351,000	0	21	21	0
	Receive	EURMARGIN CAL16 †	5.950	12/31/2016	261,000	0	3	3	0

						$7	$(110)	$1,056	$(1,159)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
FBF	Altria Group, Inc.	(1.000)%	06/20/2021	0.311%	$800	$(28)	$0	$0	$(28)
	Kraft Heinz Foods Co.	(1.000)	09/20/2020	0.372	600	(15)	(2)	0	(17)
JPM	Boston Scientific Corp.	(1.000)	06/20/2020	0.375	2,000	(41)	(12)	0	(53)
	Cigna Corp.	(1.000)	03/20/2021	0.287	200	(7)	0	0	(7)
	Kinder Morgan Energy Partners LP	(1.000)	03/20/2020	2.093	400	27	(11)	16	0
MYC	Kinder Morgan Energy Partners LP	(1.000)	03/20/2019	1.774	300	13	(6)	7	0
	Pioneer Natural Resources Co.	(1.000)	06/20/2018	0.768	400	8	(10)	0	(2)

						$(43)	$(41)	$23	$(107)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.734%	EUR	100	$(1)	$1	$0	$0
BRC	Italy Government International Bond	1.000	12/20/2016	0.295		$4,000	(21)	43	22	0
CBK	California State General Obligation Bonds, Series 2003	1.000	12/20/2017	0.504		7,200	(134)	197	63	0
	Indonesia Government International Bond	1.000	12/20/2019	1.423		4,200	(101)	39	0	(62)
DUB	Indonesia Government International Bond	1.000	12/20/2019	1.423		6,200	(141)	49	0	(92)
	Italy Government International Bond	1.000	12/20/2016	0.295		4,000	(20)	42	22	0
	Spain Government International Bond	1.000	12/20/2016	0.214		4,000	(4)	28	24	0
MYC	Spain Government International Bond	1.000	12/20/2016	0.214		5,400	(2)	35	33	0

							$(424)	$434	$164	$(154)

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
MEI	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$11,100	$(576)	$77	$0	$(499)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	1.730%	08/26/2025		$200	$0	$0	$0	$0
BPS	Receive	1-Year BRL-CDI	15.700	01/02/2017	BRL	270,700	(130)	(1,187)	0	(1,317)
	Receive	3-Month EUR-EXT-CPI Index	0.550	10/15/2017	EUR	200	0	(2)	0	(2)
	Receive	3-Month USD-CPURNSA Index	1.560	11/05/2016		$17,100	0	(343)	0	(343)
CBK	Receive	3-Month EUR-EXT-CPI Index	0.305	09/15/2016	EUR	2,200	0	(17)	0	(17)
	Receive	3-Month EUR-EXT-CPI Index	0.655	08/15/2018		100	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		100	0	(1)	0	(1)
DUB	Pay	1-Month GBP-UKRPI	3.363	08/15/2030	GBP	11,900	0	1,026	1,026	0
	Receive	3-Month EUR-EXT-CPI Index	0.320	08/15/2017	EUR	5,900	0	(27)	0	(27)
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017		100	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.570	10/15/2017		100	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018		200	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		700	1	(9)	0	(8)
	Receive	3-Month USD-CPURNSA Index	1.485	11/19/2016		$6,700	0	(122)	0	(122)
	Receive	3-Month USD-CPURNSA Index	1.480	11/20/2016		11,100	0	(201)	0	(201)
	Receive	3-Month USD-CPURNSA Index	1.473	11/21/2016		9,500	0	(170)	0	(170)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	100	0	10	10	0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		700	(23)	196	173	0
	Receive	3-Month EUR-EXT-CPI Index	0.615	09/15/2018	EUR	200	0	(2)	0	(2)
GLM	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018		100	0	(1)	0	(1)
JPM	Receive	3-Month EUR-EXT-CPI Index	0.320	09/15/2016		13,100	0	(104)	0	(104)
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017		300	0	(3)	0	(3)
MYC	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	21,550	70	2,145	2,215	0
	Pay	3-Month USD-CPURNSA Index	2.058	05/12/2025		$20,200	0	605	605	0
SOG	Receive	3-Month EUR-EXT-CPI Index	0.680	10/15/2018	EUR	100	0	(1)	0	(1)
UAG	Receive	3-Month EUR-EXT-CPI Index	0.525	10/15/2017		800	0	(7)	0	(7)
	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018		3,500	0	(38)	0	(38)

							$(82)	$1,742	$4,029	$(2,369)

Total Return Swaps on Equity and Interest Rate Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized (Depreciation)	Asset	Liability
FBF	Receive	SMI Index	1,190	3-Month USD-LIBOR less a specified spread	06/17/2016	CHF	9,344	$(225)	$0	$(225)
	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043		$11,420	(40)	0	(40)

								$(265)	$0	$(265)

(7)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	SPGCCLP Index (8)	8.851%	06/16/2017	$1,232	$0	$103	$103	$0
GST	Pay	GOLDLNPM Index (8)†	7.023	07/29/2020	6,226	0	123	123	0
	Pay	SPGCCLP Index (8)	12.076	06/16/2017	1,232	0	(64)	0	(64)
JPM	Pay	GOLDLNPM Index (8)†	11.156	05/07/2020	5,240	0	253	253	0
	Pay	GOLDLNPM Index (8)†	9.000	07/24/2020	2,667	0	69	69	0
SOG	Pay	Nikkei 225 Index (8)	0.000	12/09/2016	8,664,240	0	572	572	0

						$0	$1,056	$1,120	$(64)

Total Swap Agreements						$(1,118)	$2,893	$6,392	$(4,617)

(8)	Variance Swap

(n)	Securities with an aggregate market value of $6,569 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,891	$0	$2,891
Corporate Bonds & Notes
Banking & Finance	0	61,764	0	61,764
Industrials	0	10,080	0	10,080
U.S. Government Agencies	0	60,870	0	60,870
U.S. Treasury Obligations	0	192,023	0	192,023
Non-Agency Mortgage-Backed Securities	0	9,173	0	9,173
Asset-Backed Securities	0	5,828	0	5,828
Sovereign Issues	0	118,952	0	118,952
Common Stocks
Consumer Discretionary	1,846	0	0	1,846
Energy	3,263	0	0	3,263
Financials	44,243	0	0	44,243
Health Care	5,507	0	0	5,507
Information Technology	5,466	0	0	5,466
Materials	3,474	0	0	3,474
Utilities	354	0	0	354
Exchange-Traded Funds	13,125	0	0	13,125
U.S. Treasury Obligations	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	33,153	0	33,153
U.S. Treasury Bills	0	1,787	0	1,787
	$77,278	$496,521	$0	$573,799

Investments in Affiliates, at Value
Mutual Funds	276,248	0	0	276,248
Exchange-Traded Funds	15,788	0	0	15,788
Short-Term Instruments
Central Funds Used for Cash Management Purposes	77,444	0	0	77,444

	$369,480	$0	$0	$369,480

Total Investments	$446,758	$496,521	$0	$943,279

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,324	989	0	3,313
Over the counter	111	19,280	916	20,307
	$2,435	$20,269	$916	$23,620

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,398)	(2,239)	0	(4,637)
Over the counter	(40)	(15,549)	0	(15,589)

	$(2,438)	$(17,788)	$0	$(20,226)

Totals	$446,755	$499,002	$916	$946,673

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Managed Volatility Portfolio

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 66.8%
BANK LOAN OBLIGATIONS 0.4%
Valeant Pharmaceuticals International, Inc.
3.750% due 08/05/2020		$100	$94
4.000% due 04/01/2022		298	283

Total Bank Loan Obligations (Cost $374)			377

CORPORATE BONDS & NOTES 8.6%
BANKING & FINANCE 7.0%
Ally Financial, Inc.
2.750% due 01/30/2017		300	299
5.500% due 02/15/2017		300	306
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	400	449
Banco Santander S.A.
6.250% due 09/11/2021 (f)		400	409
Bank of America Corp.
3.875% due 08/01/2025		$100	104
5.625% due 07/01/2020		100	113
Barclays Bank PLC
7.625% due 11/21/2022		200	216
7.750% due 04/10/2023		200	210
Barclays PLC
8.000% due 12/15/2020 (f)	EUR	200	221
BPCE S.A.
4.625% due 07/11/2024		$100	98
CIT Group, Inc.
5.000% due 05/15/2017		200	204
Citigroup, Inc.
2.650% due 10/26/2020		100	101
Credit Agricole S.A.
7.875% due 01/23/2024 (f)		200	190
8.125% due 09/19/2033		200	218
Credit Suisse AG
6.500% due 08/08/2023		200	216
General Motors Financial Co., Inc.
2.625% due 07/10/2017		200	201
2.750% due 05/15/2016		200	200
3.500% due 07/10/2019		200	205
4.750% due 08/15/2017		100	103
Goldman Sachs Group, Inc.
1.834% due 09/15/2020		800	795
International Lease Finance Corp.
5.750% due 05/15/2016		100	100
8.750% due 03/15/2017		300	317
JPMorgan Chase & Co.
2.750% due 06/23/2020		300	308
KBC Bank NV
8.000% due 01/25/2023		200	217
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	100	139
Rabobank Group
8.375% due 07/26/2016 (f)		$200	203
8.400% due 06/29/2017 (f)		100	106
Realkredit Danmark A/S
2.000% due 04/01/2017	DKK	400	62
UBS Group Funding Jersey Ltd.
4.125% due 04/15/2026 (a)		$600	601

			6,911

INDUSTRIALS 1.1%
Altria Group, Inc.
4.750% due 05/05/2021		100	114
Boston Scientific Corp.
2.850% due 05/15/2020		200	203
Cigna Corp.
4.500% due 03/15/2021		30	33
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		30	30
Kraft Heinz Foods Co.
2.800% due 07/02/2020		100	102
MGM Resorts International
10.000% due 11/01/2016		400	416

Pioneer Natural Resources Co.
6.875% due 05/01/2018		60	64
Time Warner Cable, Inc.
5.850% due 05/01/2017		100	104

			1,066

UTILITIES 0.5%
AT&T, Inc.
1.049% due 03/30/2017		100	100
Sprint Communications, Inc.
9.125% due 03/01/2017		400	409

			509

Total Corporate Bonds & Notes (Cost $8,677)			8,486

U.S. GOVERNMENT AGENCIES 7.3%
Fannie Mae, TBA
3.000% due 05/01/2046		3,800	3,892
3.500% due 04/01/2046		3,200	3,356

Total U.S. Government Agencies (Cost $7,221)			7,248

U.S. TREASURY OBLIGATIONS 21.5%
U.S. Treasury Bonds
2.500% due 02/15/2045		940	917
2.500% due 02/15/2046		700	682
3.000% due 11/15/2044 (m)		200	216
3.000% due 05/15/2045 (m)		250	270
3.000% due 11/15/2045		2,000	2,160
U.S. Treasury Floating Rate Notes
0.468% due 10/31/2017 †		100	100
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2017		313	316
0.125% due 04/15/2018		205	209
0.125% due 04/15/2019		2,123	2,170
0.125% due 04/15/2020		152	155
0.125% due 01/15/2023		103	104
0.750% due 02/15/2045		382	371
1.250% due 07/15/2020		1,086	1,169
1.375% due 02/15/2044		1,830	2,054
1.625% due 01/15/2018		113	118
2.125% due 02/15/2040		205	262
2.125% due 02/15/2041		147	190
2.375% due 01/15/2025		4,512	5,379
2.500% due 07/15/2016		82	84
2.500% due 01/15/2029		1,324	1,666
U.S. Treasury Notes
1.625% due 04/30/2019 (k)(m)		1,900	1,942
1.625% due 02/15/2026		750	740

Total U.S. Treasury Obligations (Cost $20,602)			21,274

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Deutsche ALT-B Securities, Inc.
6.000% due 10/25/2036		110	89
Grifonas Finance PLC
0.152% due 08/28/2039	EUR	52	42
Marche Mutui SRL
0.175% due 02/25/2055		43	48
0.245% due 10/27/2065		10	11
2.095% due 01/27/2064		92	105

Total Non-Agency Mortgage-Backed Securities (Cost $293)			295

ASSET-BACKED SECURITIES 2.1%
Citigroup Mortgage Loan Trust, Inc.
0.563% due 08/25/2036		$788	709
Countrywide Asset-Backed Certificates
0.663% due 05/25/2037		651	390
Fremont Home Loan Trust
0.583% due 10/25/2036		526	246
JPMorgan Mortgage Acquisition Corp.
0.823% due 05/25/2035		600	432
Lehman XS Trust
1.233% due 10/25/2035		79	73

Morgan Stanley ABS Capital, Inc. Trust
0.563% due 10/25/2036		290	220

Total Asset-Backed Securities (Cost $2,081)			2,070

SOVEREIGN ISSUES 12.4%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	200	215
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (d)	BRL	1,600	431
0.000% due 10/01/2016 (d)		9,600	2,498
0.000% due 01/01/2017 (d)		6,900	1,740
France Government International Bond
2.250% due 07/25/2020	EUR	120	157
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (e)		470	602
Mexico Government International Bond
4.000% due 11/15/2040 (e)	MXN	4,275	262
4.000% due 11/08/2046 (e)		2,919	179
4.500% due 12/04/2025 (e)		7,810	512
New Zealand Government International Inflation Linked Bond
2.000% due 09/20/2025	NZD	103	72
Republic of Germany
0.750% due 04/15/2018 (e)	EUR	105	124
1.750% due 04/15/2020		539	683
Slovenia Government International Bond
5.850% due 05/10/2023		$200	231
United Kingdom Gilt
0.125% due 03/22/2024 (e)	GBP	1,495	2,372
1.125% due 11/22/2037 (e)		320	688
1.875% due 11/22/2022 (e)		881	1,544

Total Sovereign Issues (Cost $12,287)			12,310

	SHARES
COMMON STOCKS 7.8%
CONSUMER DISCRETIONARY 0.2%
Carmike Cinemas, Inc. (b)		55	2
SFX Entertainment, Inc. (b)		5,992	0
Tumi Holdings, Inc. (b)(j)		8,339	224

			226

ENERGY 0.4%
Columbia Pipeline Group, Inc.		15,797	396

FINANCIALS 5.4%
Bank of America Corp.		42,493	575
Citigroup, Inc. (j)		13,294	555
Fidelity & Guaranty Life		15,804	415
Fifth Third Bancorp (j)		34,909	583
JPMorgan Chase & Co. (j)		10,913	646
M&T Bank Corp.		5,606	622
PNC Financial Services Group, Inc. (j)		7,544	638
U.S. Bancorp		16,316	662
Wells Fargo & Co. (j)		13,027	630

			5,326

HEALTH CARE 0.7%
Affymetrix, Inc. (b)		21,563	302
Alere, Inc. (b)		7,016	355

			657

INFORMATION TECHNOLOGY 0.7%
Atmel Corp.		34,898	283
Newport Corp. (b)		16,370	377

			660

MATERIALS 0.4%
Airgas, Inc.		2,909	412

UTILITIES 0.0%
Questar Corp. (j)		1,734	43

Total Common Stocks (Cost $8,252)			7,720

EXCHANGE-TRADED FUNDS 1.0%
iShares MSCI EAFE ETF	17,190	982

Total Exchange-Traded Funds (Cost $1,145)		982

SHORT-TERM INSTRUMENTS 5.4%
REPURCHASE AGREEMENTS (h) 0.8%		805

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 4.1%
Federal Home Loan Bank
0.265% due 04/18/2016 †	$1,900	1,900
0.270% due 04/19/2016 †	1,900	1,900
0.280% due 04/13/2016 †	100	100
0.310% due 04/15/2016 †	100	100
0.320% due 05/06/2016 †	100	100

		4,100

U.S. TREASURY BILLS 0.5%
0.239% due 04/21/2016 - 04/28/2016 (c)(d)†	500	500

Total Short-Term Instruments (Cost $5,404)		5,405

Total Investments in Securities (Cost $66,336)		66,167

	SHARES
INVESTMENTS IN AFFILIATES 37.2%
MUTUAL FUNDS (g) 26.3%
PIMCO Capital Securities and Financials Fund	54,044	510
PIMCO Income Fund	1,171,773	13,792
PIMCO Mortgage Opportunities Fund	184,874	2,022
PIMCO RAE Fundamental PLUS Fund	338,028	2,004
PIMCO StocksPLUS® Fund	784,636	6,709
PIMCO TRENDS Managed Futures Strategy Fund	105,564	1,038

Total Mutual Funds (Cost $27,503)		26,075

EXCHANGE-TRADED FUNDS 1.0%
PIMCO Diversified Income Active Exchange-Traded Fund	7,270	340
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	15,900	667

Total Exchange-Traded Funds (Cost $1,127)		1,007

SHORT-TERM INSTRUMENTS 9.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.9%
PIMCO Short-Term Floating NAV Portfolio III	995,802	9,839

Total Short-Term Instruments (Cost $9,838)		9,839

Total Investments in Affiliates (Cost $38,468)		36,921

Total Investments 104.0% (Cost $104,804)		$103,088
Financial Derivative Instruments (i)(l) 0.8% (Cost or Premiums, net $488)		770
Other Assets and Liabilities, net (4.8%)		(4,703)

Net Assets 100.0%		$99,155

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio IV, Ltd., which is a 100% owned subsidiary of the Portfolio.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	†	03/31/2016	04/01/2016	$805	U.S. Treasury Notes 1.625% - 2.250% due 04/30/2019 - 07/31/2021	$(826)	$805	$805

Total Repurchase Agreements							$(826)	$805	$805

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2016 was $(299) at a weighted average interest rate of (0.579)%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$112.500	05/20/2016	41	$0	$0
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.500	05/20/2016	73	1	1

				$1	$1

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	2,045.000	06/17/2016	9	$42	$52
Call - OSE Nikkei 225 Index	17,875.000	05/13/2016	32	41	25

				$83	$77

Total Purchased Options				$84	$78

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,950.000	05/20/2016	5	$(12)	$(7)
Put - CBOE Volatility S&P 500 Index	17.000	06/15/2016	95	(11)	(14)
Put - CBOE Volatility S&P 500 Index	20.000	06/15/2016	180	(46)	(65)
Call - EUREX EURO STOXX 50 Index	3,200.000	05/20/2016	30	(6)	(4)
Put - OSE Nikkei 225 Index	15,625.000	05/13/2016	32	(45)	(39)

				$(120)	$(129)

Total Written Options				$(120)	$(129)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2016	7	$(1)	$0	$0
90-Day Eurodollar December Futures	Short	12/2017	7	3	0	(1)
Brent Crude June Futures †	Short	04/2016	12	(2)	0	(3)
Call Options Strike @ USD 45.000 on Brent Crude June Futures †	Short	04/2016	2	1	0	0
E-mini S&P 500 Index June Futures	Long	06/2016	131	232	2	(24)
Euro STOXX 50 June Futures	Long	06/2016	271	(152)	127	(114)
Euro-Bobl June Futures	Short	06/2016	6	0	0	0
Euro-BTP Italy Government Bond June Futures	Short	06/2016	5	(11)	0	(1)
Euro-Bund 10-Year Bond June Futures	Short	06/2016	3	1	1	0
FTSE 100 Index June Futures	Long	06/2016	32	24	50	(16)
Gold 100 oz. June Futures †	Short	06/2016	9	14	0	(6)
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	1	0	0	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	1	0	0	0
Mini MSCI Emerging Markets Index June Futures	Long	06/2016	48	67	0	(2)
Nikkei 225 Index June Futures	Long	06/2016	15	7	0	(19)
Nikkei 400 Index June Futures	Long	06/2016	372	55	0	(93)
Platinum July Futures †	Long	07/2016	18	27	10	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	204	4	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	204	(22)	0	(1)
Put Options Strike @ USD 35.000 on Brent Crude June Futures †	Short	04/2016	2	0	0	0
S&P 200 Index June Futures	Long	06/2016	3	(3)	4	0
S&P/Toronto Stock Exchange 60 June Futures	Long	06/2016	10	0	8	(3)
U.S. Treasury 5-Year Note June Futures	Long	06/2016	61	21	13	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	56	66	21	0
U.S. Treasury 30-Year Bond June Futures	Long	06/2016	19	26	18	0
U.S. Treasury Ultra Long-Term Bond June Futures	Long	06/2016	7	(8)	8	0

Total Futures Contracts				$349	$262	$(283)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-25 5-Year Index	1.000%	12/20/2020	$23,000	$123	$29	$0	$(1)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	12/16/2017		$4,900	$77	$29	$1	$0
Pay	3-Month USD-LIBOR	2.250	12/16/2022		4,000	250	222	10	0
Receive	3-Month USD-LIBOR *	2.000	06/15/2023		3,400	(128)	(58)	0	(10)
Receive	3-Month USD-LIBOR *	3.000	09/16/2025		3,400	(141)	(131)	0	(7)
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		8,100	(255)	(225)	0	(17)
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		6,700	(104)	(83)	0	(13)
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		3,400	(36)	(23)	0	(7)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		11,500	(608)	(560)	0	(42)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		700	(57)	6	0	(5)
Pay	3-Month USD-LIBOR *	2.500	06/15/2046		700	52	(1)	5	0
Receive	6-Month EUR-EURIBOR *	0.000	09/21/2021	EUR	3,900	22	(13)	2	0
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026		3,300	46	38	0	(6)
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		360	(19)	(2)	0	0
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018	GBP	5,200	(24)	(12)	0	(5)
Receive	6-Month GBP-LIBOR *	2.340	01/13/2026		1,300	(46)	(30)	0	0
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		1,820	(7)	(19)	0	(3)
Pay	6-Month GBP-LIBOR *	1.750	03/15/2047		20	1	0	0	0
Receive	6-Month JPY-LIBOR	1.000	03/20/2024	JPY	140,000	(93)	(61)	3	0
Pay	28-Day MXN-TIIE	5.780	10/06/2022	MXN	200	0	0	0	0
Pay	28-Day MXN-TIIE	5.910	11/25/2022		3,600	3	3	0	0

						$(1,067)	$(920)	$21	$(115)

Total Swap Agreements						$(944)	$(891)	$21	$(116)

*	This security has a forward starting effective date.
(4)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.

(j)	Securities with an aggregate market value of $2,654 have been pledged as collateral as of March 31, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(k)	Securities with an aggregate market value of $1,484 and cash of $2,370 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	05/2016	INR	14,681		$210	$0	$(10)
	05/2016		$720	TWD	24,055	28	0
BOA	05/2016	JPY	41,300		$371	4	0
	05/2016		$194	AUD	261	5	0
	05/2016		964	EUR	866	23	0
	05/2016		1,962	INR	133,611	41	0
	05/2016		119	JPY	13,400	0	0
	05/2016		788	KRW	949,934	40	0
	05/2016		78	SEK	645	2	0
	05/2016		151	TWD	5,052	6	0
	10/2016	BRL	1,600		$406	0	(16)
	04/2017	DKK	409		62	0	(1)
BPS	10/2016	BRL	500		120	0	(12)
	01/2017		900		207	0	(25)
BRC	05/2016	TWD	64,954		1,958	0	(63)
	05/2016		$632	MXN	11,156	11	0
CBK	04/2016	BRL	252		$71	1	0
	04/2016		$69	BRL	252	1	0
	05/2016	EUR	1,817		$2,032	0	(38)
	05/2016	GBP	731		1,051	1	0
	05/2016	MXN	14,336		814	0	(12)
	05/2016		$1,425	AUD	2,031	129	0
	05/2016		237	CAD	321	10	0
	05/2016		50	CHF	49	1	0
	05/2016		1,137	EUR	1,018	22	0
	05/2016		547	GBP	390	14	0
	05/2016		131	ILS	510	5	0
	05/2016		173	KRW	208,638	9	0
	05/2016		549	SEK	4,625	21	0
	05/2016		262	SGD	367	10	0
	07/2016	BRL	100		$27	0	0
	10/2016		300		73	0	(7)
DUB	05/2016	MXN	19,164		1,104	0	(1)
	05/2016	THB	1,160		33	0	0
	05/2016		$651	RUB	50,746	96	0
	01/2017	BRL	1,100		$254	0	(29)
FBF	05/2016	INR	21,498		308	0	(14)
	05/2016		$31	KRW	37,398	2	0
GLM	04/2016	BRL	7,213		$2,027	21	0
	04/2016		$1,817	BRL	7,213	189	0
	05/2016	CHF	78		$79	0	(2)
	05/2016	JPY	138,700		1,221	1	(13)
	05/2016		$1,590	EUR	1,434	44	0
	05/2016		5,056	JPY	587,342	168	0
	05/2016		2	KRW	2,412	0	0
	05/2016		132	NOK	1,125	4	0
	10/2016	BRL	5,200		$1,297	0	(76)
	01/2017		2,600		608	0	(62)
HUS	04/2016		1,260		350	0	(1)
	04/2016		$354	BRL	1,260	0	(4)
	05/2016		347		1,260	1	0
	05/2016		457	EUR	419	21	0
	05/2016		411	HKD	3,201	2	0
	05/2016		120	JPY	13,600	1	0
	05/2016		599	KRW	722,088	31	0
	05/2016		536	TWD	17,976	23	0
	07/2016	BRL	200		$53	0	(1)
	01/2017	CNH	1,865		270	0	(14)
JPM	04/2016	BRL	6,439		2,010	219	0
	04/2016		$1,808	BRL	6,439	1	(18)
	05/2016	CHF	96		$97	0	(3)
	05/2016	CNH	10,161		1,548	0	(21)
	05/2016	INR	59,986		861	0	(38)
	05/2016	KRW	2,481,408		2,062	0	(101)
	05/2016	TRY	108		37	0	(1)
	05/2016		$216	EUR	193	4	0
	05/2016		126	JPY	14,200	0	0
	05/2016		295	KRW	355,150	15	0
	05/2016		208	TWD	7,011	10	0
	05/2016	ZAR	642		$41	0	(2)
	07/2016	BRL	1,300		347	0	(5)
	10/2016		2,000		500	0	(28)
	01/2017		2,300		541	0	(52)
	01/2017	CNH	1,554		224	0	(13)
MSB	04/2016	RUB	4,196		58	0	(4)
	04/2016		$60	RUB	4,196	2	0
	05/2016	GBP	170		$246	2	0
	05/2016		$415	DKK	2,740	4	0
	05/2016		408	GBP	288	6	0
	05/2016		515	JPY	58,000	1	0
	05/2016	ZAR	3,570		$246	6	0
	06/2016	RUB	4,196		59	0	(2)
SCX	05/2016	GBP	1,533		2,189	0	(13)
	05/2016		$1,664	CAD	2,322	123	0
	05/2016		2,013	CHF	1,995	64	0
	05/2016		272	GBP	196	9	0
	05/2016		747	JPY	84,800	7	0
	05/2016		219	TWD	7,328	9	0
	05/2016		198	ZAR	2,938	0	0
	09/2016	CNH	1,846		$280	0	(3)
	10/2016		6,934		1,062	0	0
	01/2017		3,289		478	0	(23)
SOG	05/2016	RUB	58,164		842	0	(14)
UAG	05/2016	DKK	94		14	0	0
	05/2016	IDR	567,448		41	0	(2)
	05/2016	INR	41,770		600	0	(26)
	05/2016		$444	EUR	405	17	0
	05/2016		1,168	GBP	819	9	0
	05/2016		1	KRW	1,205	0	0
	10/2016	CNH	595		$92	1	0

Total Forward Foreign Currency Contracts						$1,497	$(770)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Price	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 1,929.200	1,929.200	02/01/2017		$2	$78	$20
	Put - OTC S&P 500 Index U&I @ 1,957.950	1,957.950	11/18/2016		3	76	3
JPM	Put - OTC EURO STOXX 50 Index D&I @ 3,378.790	3,378.790	11/18/2016	EUR	2	75	17

						$229	$40

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC USD versus CNH	CNH	6.244	05/12/2016	$4,987	$23	$2

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,800	$49	$7
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/11/2016	29,400	25	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/05/2016	35,400	12	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200	07/29/2016	1,000	43	0
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	59,700	19	2
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018	1,600	109	95
FBF	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	3.400	12/05/2016	700	5	1
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016	12,000	10	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016	23,400	7	2
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	1,900	75	15
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016	5,700	5	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/23/2016	14,600	27	3
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/24/2016	14,500	26	3
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	73,900	26	3
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	3,600	76	9
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	500	21	4
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018	1,100	101	88
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018	300	30	25
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018	300	32	25
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019	1,000	94	90

							$792	$372

*	The underlying security has a forward starting effective date.

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC EURO STOXX Banks Index	110.000	05/20/2016	EUR	8	$13	$13

Total Purchased Options						$1,057	$427

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600%	04/20/2016		$200	$(1)	$0
BRC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.900	04/20/2016		400	0	(1)
	Call - OTC CDX.IG-25 5-Year Index	Buy	0.950	04/20/2016		200	0	(1)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		200	0	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		200	0	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		400	(1)	0
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	06/15/2016	EUR	1,200	(2)	(1)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	06/15/2016		1,200	(2)	(2)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		$200	0	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		400	(1)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		400	(1)	0
FBF	Call - OTC CDX.IG-25 5-Year Index	Buy	0.900	04/20/2016		200	0	0
MYC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.950	04/20/2016		400	(1)	(1)

							$(9)	$(6)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Put - OTC EUR versus USD	$1.100	05/03/2016	EUR	1,040	$(5)	$(2)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	$200	$0	$0
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	700	(32)	(9)
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	100	(1)	0
	Cap - OTC YOY CPURNSA Index	233.707	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	04/10/2020	800	0	6
	Floor - OTC YOY CPURNSA Index	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	800	0	2
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	1,000	(11)	(10)

						$(44)	$(11)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$8,000	$(113)	$(98)
FBF	Call - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.500	06/23/2016	13,200	(24)	(33)
	Put - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.100	06/23/2016	13,200	(16)	(7)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.300	04/25/2016	2,800	(11)	(20)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016	700	(6)	(12)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	5,100	(101)	(81)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018	1,400	(30)	(23)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018	1,400	(31)	(24)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	4,700	(94)	(89)

							$(426)	$(387)

*	The underlying security has a forward starting effective date.

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC EURO STOXX Banks Index	115.000	05/20/2016	EUR	9	$(5)	$(5)
MYI	Call - OTC IBOV Index	55,000.000	04/13/2016	BRL	0	(8)	(1)

						$(13)	$(6)

Total Written Options						$(497)	$(412)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	GOLDLNPM Index †	$1,091.950	01/06/2017	200	$0	$(29)	$0	$(29)
	Receive	PLTMLNPM Index †	845.000	01/06/2017	200	0	27	27	0
MYC	Receive	EURMARGIN CAL16	5.900	12/31/2016	36,000	0	2	2	0
	Receive	EURMARGIN CAL16	5.950	12/31/2016	36,000	0	1	1	0

						$0	$1	$30	$(29)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (4)	Notional Amount (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Altria Group, Inc.	(1.000)%	06/20/2021	0.311%	$100	$(3)	$(1)	$0	$(4)
	Kraft Heinz Foods Co.	(1.000)	09/20/2020	0.372	100	(2)	(1)	0	(3)
JPM	Boston Scientific Corp.	(1.000)	06/20/2020	0.375	200	(4)	(1)	0	(5)
	Cigna Corp.	(1.000)	03/20/2021	0.287	30	(1)	0	0	(1)
	Kinder Morgan Energy Partners LP	(1.000)	03/20/2020	2.093	50	3	(1)	2	0
MYC	Kinder Morgan Energy Partners LP	(1.000)	03/20/2019	1.774	30	1	0	1	0
	Pioneer Natural Resources Co.	(1.000)	06/20/2018	0.768	60	1	(1)	0	0

						$(5)	$(5)	$3	$(13)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (4)	Notional Amount (5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.734%	EUR	10	$0	$0	$0	$0
BRC	Italy Government International Bond	1.000	12/20/2016	0.295		$200	(1)	2	1	0
CBK	California State General Obligation Bonds, Series 2003	1.000	12/20/2017	0.504		100	(2)	3	1	0
	Indonesia Government International Bond	1.000	12/20/2019	1.423		300	(7)	2	0	(5)
DUB	Indonesia Government International Bond	1.000	12/20/2019	1.423		500	(12)	5	0	(7)
	Italy Government International Bond	1.000	12/20/2016	0.295		200	(1)	2	1	0
	Spain Government International Bond	1.000	12/20/2016	0.214		200	0	1	1	0
MYC	Spain Government International Bond	1.000	12/20/2016	0.214		200	0	1	1	0

							$(23)	$16	$5	$(12)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.350%	08/15/2030	GBP	1,000	$(4)	$87	$83	$0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		$100	0	0	0	0
BPS	Receive	1-Year BRL-CDI	15.700	01/02/2017	BRL	23,400	(11)	(103)	0	(114)
CBK	Receive	3-Month EUR-EXT-CPI Index	0.305	09/15/2016	EUR	300	0	(2)	0	(2)
DUB	Receive	3-Month EUR-EXT-CPI Index	0.320	08/15/2017		1,600	0	(7)	0	(7)
	Receive	3-Month USD-CPURNSA Index	1.485	11/19/2016		$3,600	0	(66)	0	(66)
	Receive	3-Month USD-CPURNSA Index	1.480	11/20/2016		900	0	(16)	0	(16)
	Receive	3-Month USD-CPURNSA Index	1.473	11/21/2016		700	0	(13)	0	(13)
	Pay	3-Month USD-CPURNSA Index	2.065	05/12/2025		2,000	0	61	61	0
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	100	0	10	10	0
GLM	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		300	(1)	24	23	0
JPM	Receive	3-Month EUR-EXT-CPI Index	0.320	09/15/2016	EUR	1,300	0	(10)	0	(10)
MYC	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	2,300	8	228	236	0
RYL	Receive	3-Month USD-CPURNSA Index	1.550	11/05/2016		$1,200	0	(24)	0	(24)
UAG	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018	EUR	100	0	(1)	0	(1)

							$(8)	$168	$413	$(253)

Total Return Swaps on Equity and Interest Rate Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized (Depreciation)	Asset	Liability
FBF	Receive	SMI Index	140	3-Month USD-LIBOR less a specified spread	06/17/2016	CHF	1,100	$(27)	$0	$(27)
	Receive	IOS.FN.300.12 Index	N/A	0.000%	01/12/2043		$901	(3)	0	(3)

								$(30)	$0	$(30)

(6)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
GST	Pay	GOLDLNPM Index (7)†	7.023%	07/29/2020	$1,321	$0	$26	$26	$0
JPM	Pay	GOLDLNPM Index (7)†	9.000	07/24/2020	333	0	9	9	0
SOG	Pay	Nikkei 225 Index (7)	0.000	12/09/2016	705,651	0	46	46	0

						$0	$81	$81	$0

Total Swap Agreements						$(36)	$231	$532	$(337)

(7)	Variance Swap

(m)	Securities with an aggregate market value of $391 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$377	$0	$377
Corporate Bonds & Notes
Banking & Finance	0	6,911	0	6,911
Industrials	0	1,066	0	1,066
Utilities	0	509	0	509
U.S. Government Agencies	0	7,248	0	7,248
U.S. Treasury Obligations	0	21,274	0	21,274
Non-Agency Mortgage-Backed Securities	0	295	0	295
Asset-Backed Securities	0	2,070	0	2,070
Sovereign Issues	0	12,310	0	12,310
Common Stocks
Consumer Discretionary	226	0	0	226
Energy	396	0	0	396
Financials	5,326	0	0	5,326
Health Care	657	0	0	657
Information Technology	660	0	0	660
Materials	412	0	0	412
Utilities	43	0	0	43
Exchange-Traded Funds	982	0	0	982
Short-Term Instruments
Repurchase Agreements	0	805	0	805
Short-Term Notes	0	4,100	0	4,100
U.S. Treasury Bills	0	500	0	500
	$8,702	$57,465	$0	$66,167

Investments in Affiliates, at Value
Mutual Funds	26,075	0	0	26,075
Exchange-Traded Funds	1,007	0	0	1,007
Short-Term Instruments
Central Funds Used for Cash Management Purposes	9,839	0	0	9,839
	$36,921	$0	$0	$36,921

Total Investments	$45,623	$57,465	$0	$103,088

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	262	99	0	361
Over the counter	13	2,357	86	2,456
	$275	$2,456	$86	$2,817

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(283)	(246)	0	(529)
Over the counter	(5)	(1,514)	0	(1,519)
	$(288)	$(1,760)	$0	$(2,048)

Totals	$45,610	$58,161	$86	$103,857

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.6%
CORPORATE BONDS & NOTES 90.4%
BANKING & FINANCE 10.6%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		$1,500	$1,496
4.500% due 05/15/2021		3,000	3,077
5.000% due 10/01/2021		1,000	1,038
Aircastle Ltd.
5.000% due 04/01/2023		1,000	1,008
Ally Financial, Inc.
4.125% due 03/30/2020		1,500	1,492
4.625% due 03/30/2025		2,000	1,982
4.750% due 09/10/2018		1,000	1,021
5.125% due 09/30/2024		2,000	2,055
6.250% due 12/01/2017		1,000	1,045
7.500% due 09/15/2020		2,795	3,106
8.000% due 03/15/2020		1,607	1,804
8.000% due 11/01/2031		401	465
Argos Merger Sub, Inc.
7.125% due 03/15/2023		4,000	4,250
Bank of America Corp.
6.250% due 09/05/2024 (c)		2,000	1,962
Barclays PLC
8.000% due 12/15/2020 (c)	EUR	2,000	2,208
8.250% due 12/15/2018 (c)		$750	752
BNP Paribas S.A.
7.375% due 08/19/2025 (c)		2,500	2,421
7.625% due 03/30/2021 (c)		500	504
CIT Group, Inc.
5.000% due 08/15/2022		6,500	6,597
5.250% due 03/15/2018		2,500	2,592
5.500% due 02/15/2019		1,500	1,553
Corrections Corp. of America
4.625% due 05/01/2023		1,500	1,522
5.000% due 10/15/2022		500	524
Credit Agricole S.A.
6.625% due 09/23/2019 (c)		1,500	1,415
7.875% due 01/23/2024 (c)		5,500	5,219
Credit Suisse Group AG
6.250% due 12/18/2024 (c)		3,000	2,765
7.500% due 12/11/2023 (c)		500	494
Denali International LLC/Denali Finance Corp.
5.625% due 10/15/2020		5,000	5,287
ESH Hospitality, Inc.
5.250% due 05/01/2025		2,500	2,453
Greystar Real Estate Partners LLC
8.250% due 12/01/2022		1,250	1,297
HUB International Ltd.
7.875% due 10/01/2021		2,500	2,469
International Lease Finance Corp.
5.875% due 08/15/2022		1,000	1,089
6.250% due 05/15/2019		2,000	2,137
Intesa Sanpaolo SpA
5.017% due 06/26/2024		1,250	1,173
5.710% due 01/15/2026		1,000	975
7.700% due 09/17/2025 (c)		1,000	920
iStar, Inc.
5.000% due 07/01/2019		1,500	1,448
Jefferies Finance LLC
6.875% due 04/15/2022		1,500	1,279
7.375% due 04/01/2020		2,000	1,740
Lincoln Finance Ltd.
7.375% due 04/15/2021		750	783
Lloyds Banking Group PLC
7.500% due 06/27/2024 (c)		8,000	7,939
Navient Corp.
4.875% due 06/17/2019		2,000	1,935
5.000% due 06/15/2018		450	445
5.000% due 10/26/2020		1,000	910
5.875% due 10/25/2024		2,500	2,152
6.125% due 03/25/2024		3,500	3,027
8.000% due 03/25/2020		1,000	998
8.450% due 06/15/2018		2,000	2,150
OneMain Financial Holdings LLC
6.750% due 12/15/2019		1,000	1,005
7.250% due 12/15/2021		1,500	1,500

PHH Corp.
6.375% due 08/15/2021		750	666
Provident Funding Associates LP
6.750% due 06/15/2021		500	476
Quicken Loans, Inc.
5.750% due 05/01/2025		2,000	1,950
RHP Hotel Properties LP
5.000% due 04/15/2023		1,500	1,541
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024		2,000	1,927
7.500% due 08/10/2020 (c)		1,000	933
7.648% due 09/30/2031 (c)		1,000	1,175
Societe Generale S.A.
6.000% due 01/27/2020 (c)		1,500	1,324
7.875% due 12/18/2023 (c)		2,500	2,337
Springleaf Finance Corp.
6.900% due 12/15/2017		2,000	2,070
UniCredit SpA
8.000% due 06/03/2024 (c)		2,860	2,388
Vereit Operating Partnership LP
3.000% due 02/06/2019		1,000	987
Virgin Media Finance PLC
5.750% due 01/15/2025		1,000	1,015
6.000% due 10/15/2024		1,500	1,547
6.375% due 04/15/2023		2,000	2,090
Virgin Media Secured Finance PLC
5.250% due 01/15/2026		1,000	1,005
6.000% due 04/15/2021	GBP	900	1,354

			124,263

INDUSTRIALS 72.7%
Abe Investment Holdings, Inc./Getty Images, Inc.
7.000% due 10/15/2020		$2,000	920
Acadia Healthcare Co., Inc.
5.625% due 02/15/2023		1,000	1,023
6.500% due 03/01/2024		500	521
Accudyne Industries Borrower
7.750% due 12/15/2020		3,000	2,385
Activision Blizzard, Inc.
5.625% due 09/15/2021		1,000	1,056
6.125% due 09/15/2023		2,000	2,155
ADT Corp.
3.500% due 07/15/2022		4,000	3,480
4.125% due 06/15/2023		2,500	2,187
4.875% due 07/15/2042		1,000	680
6.250% due 10/15/2021		2,000	2,020
AECOM
5.750% due 10/15/2022		625	652
5.875% due 10/15/2024		1,000	1,040
Air Medical Merger Sub Corp.
6.375% due 05/15/2023		3,000	2,827
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		1,000	1,057
Alcoa, Inc.
5.125% due 10/01/2024		2,000	1,930
Alere, Inc.
6.375% due 07/01/2023		1,000	1,053
Aleris International, Inc.
7.625% due 02/15/2018		2,000	2,041
7.875% due 11/01/2020		1,375	1,169
9.500% due 04/01/2021 (a)		1,250	1,277
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		1,000	775
Allegion PLC
5.875% due 09/15/2023		750	791
Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021		1,000	1,053
Alliance Data Systems Corp.
5.375% due 08/01/2022		750	705
6.375% due 04/01/2020		1,250	1,277
Alphabet Holding Co., Inc. (7.750% Cash or 8.500% PIK)
7.750% due 11/01/2017 (b)		3,000	3,030
Altice Financing S.A.
6.500% due 01/15/2022		1,000	1,023
6.625% due 02/15/2023		5,500	5,541
Altice Finco S.A.
7.625% due 02/15/2025		2,000	1,925
Altice Luxembourg S.A.
7.625% due 02/15/2025		3,000	2,880
7.750% due 05/15/2022		5,000	4,945
AMC Networks, Inc.
4.750% due 12/15/2022		2,000	2,015
5.000% due 04/01/2024		1,500	1,509
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		2,000	2,070
5.750% due 12/15/2023		1,000	1,043

Amsted Industries, Inc.
5.000% due 03/15/2022	2,000	1,995
5.375% due 09/15/2024	1,000	966
Anglo American Capital PLC
4.125% due 04/15/2021	1,000	838
4.450% due 09/27/2020	1,500	1,324
Anixter, Inc.
5.125% due 10/01/2021	500	505
5.500% due 03/01/2023	500	508
Antero Resources Corp.
5.125% due 12/01/2022	2,000	1,820
5.375% due 11/01/2021	1,000	923
6.000% due 12/01/2020	1,000	955
Aramark Services, Inc.
5.125% due 01/15/2024	1,500	1,584
Ashland, Inc.
4.750% due 08/15/2022	4,000	4,080
6.875% due 05/15/2043	1,250	1,194
Associated Materials LLC
9.125% due 11/01/2017	2,000	1,520
Axalta Coating Systems U.S. Holdings, Inc.
7.375% due 05/01/2021	1,000	1,062
Axiall Corp.
4.875% due 05/15/2023	1,000	981
B&G Foods, Inc.
4.625% due 06/01/2021	2,500	2,550
Ball Corp.
5.250% due 07/01/2025	1,750	1,844
Baytex Energy Corp.
5.125% due 06/01/2021	250	178
5.625% due 06/01/2024	250	169
Belden, Inc.
5.250% due 07/15/2024	1,000	960
5.500% due 09/01/2022	2,000	2,020
Berry Plastics Corp.
5.125% due 07/15/2023	1,000	1,015
Beverage Packaging Holdings Luxembourg S.A.
5.625% due 12/15/2016	1,500	1,497
Blue Coat Holdings, Inc.
8.375% due 06/01/2023	1,000	1,036
BMC Software Finance, Inc.
8.125% due 07/15/2021	2,000	1,450
Boise Cascade Co.
6.375% due 11/01/2020	1,000	1,003
Bombardier, Inc.
5.500% due 09/15/2018	1,500	1,387
7.500% due 03/15/2025	2,000	1,530
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)	1,000	695
Boyd Gaming Corp.
6.375% due 04/01/2026	1,500	1,564
6.875% due 05/15/2023	1,000	1,070
Bristow Group, Inc.
6.250% due 10/15/2022	400	282
Burger King Worldwide, Inc.
6.000% due 04/01/2022	4,000	4,170
Cable One, Inc.
5.750% due 06/15/2022	1,000	1,028
Cablevision Systems Corp.
5.875% due 09/15/2022	2,000	1,690
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/2020	1,000	984
CalAtlantic Group, Inc.
5.375% due 10/01/2022	1,000	1,028
California Resources Corp.
8.000% due 12/15/2022	3,000	1,162
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)	3,000	3,021
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023	1,000	886
Cascades, Inc.
5.500% due 07/15/2022	750	725
Case New Holland Industrial, Inc.
7.875% due 12/01/2017	1,250	1,350
CCO Holdings LLC
5.125% due 02/15/2023	3,000	3,067
5.125% due 05/01/2023	2,000	2,040
5.250% due 09/30/2022	3,000	3,097
5.375% due 05/01/2025	1,000	1,020
5.750% due 09/01/2023	2,750	2,860
5.750% due 01/15/2024	1,000	1,044
5.875% due 04/01/2024	1,000	1,050
5.875% due 05/01/2027	1,000	1,023
6.625% due 01/31/2022	1,000	1,056

CCOH Safari LLC
5.750% due 02/15/2026		2,375	2,464
Centene Escrow Corp.
5.625% due 02/15/2021		1,250	1,306
6.125% due 02/15/2024		1,000	1,055
Central Garden & Pet Co.
6.125% due 11/15/2023		750	784
Cequel Communications Holdings LLC
5.125% due 12/15/2021		3,000	2,812
6.375% due 09/15/2020		1,650	1,642
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	1,000	1,229
CHC Helicopter S.A.
9.250% due 10/15/2020		$1,800	770
Chemours Co.
6.625% due 05/15/2023		2,500	2,050
7.000% due 05/15/2025		1,000	806
Chemtura Corp.
5.750% due 07/15/2021		1,500	1,485
Chesapeake Energy Corp.
8.000% due 12/15/2022		2,500	1,237
Churchill Downs, Inc.
5.375% due 12/15/2021		500	518
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		3,500	3,460
7.625% due 03/15/2020		3,000	2,767
Clearwater Paper Corp.
4.500% due 02/01/2023		1,500	1,438
CNH Industrial Capital LLC
3.375% due 07/15/2019		500	485
3.625% due 04/15/2018		2,000	2,010
4.375% due 11/06/2020		1,000	985
4.875% due 04/01/2021		500	499
Coeur Mining, Inc.
7.875% due 02/01/2021		1,000	808
Cogent Communications Group, Inc.
5.375% due 03/01/2022		1,000	988
Columbus International, Inc.
7.375% due 03/30/2021		1,250	1,336
CommScope Technologies Finance LLC
6.000% due 06/15/2025		1,250	1,275
CommScope, Inc.
5.000% due 06/15/2021		1,000	1,011
5.500% due 06/15/2024		1,750	1,774
Community Health Systems, Inc.
5.125% due 08/01/2021		2,000	2,035
6.875% due 02/01/2022		5,000	4,537
7.125% due 07/15/2020		2,000	1,900
8.000% due 11/15/2019		2,000	1,957
Concho Resources, Inc.
5.500% due 10/01/2022		750	741
5.500% due 04/01/2023		1,500	1,477
6.500% due 01/15/2022		1,750	1,754
Concordia Healthcare Corp.
7.000% due 04/15/2023		1,500	1,294
9.500% due 10/21/2022		1,000	970
CONSOL Energy, Inc.
5.875% due 04/15/2022		1,000	726
Constellation Brands, Inc.
4.250% due 05/01/2023		2,000	2,055
4.750% due 12/01/2025		1,500	1,560
6.000% due 05/01/2022		1,000	1,130
Constellium NV
5.750% due 05/15/2024		1,000	723
Continental Resources, Inc.
3.800% due 06/01/2024		2,500	2,017
4.500% due 04/15/2023		500	421
5.000% due 09/15/2022		2,000	1,734
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)		3,000	2,983
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		3,000	3,094
CPG Merger Sub LLC
8.000% due 10/01/2021		2,000	1,875
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		10,000	7,575
Crown Americas LLC
4.500% due 01/15/2023		2,000	2,050
CSC Holdings LLC
5.250% due 06/01/2024		2,000	1,787
7.875% due 02/15/2018		1,000	1,075
8.625% due 02/15/2019		1,000	1,102
CST Brands, Inc.
5.000% due 05/01/2023		1,250	1,272
Darling Ingredients, Inc.
5.375% due 01/15/2022		3,000	3,084

DaVita HealthCare Partners, Inc.
5.000% due 05/01/2025	3,000	2,977
5.125% due 07/15/2024	3,000	3,036
5.750% due 08/15/2022	2,000	2,095
Dean Foods Co.
6.500% due 03/15/2023	1,750	1,805
Digicel Group Ltd.
7.125% due 04/01/2022	2,000	1,565
8.250% due 09/30/2020	1,000	864
Digicel Ltd.
6.000% due 04/15/2021	1,000	900
DISH DBS Corp.
5.000% due 03/15/2023	2,000	1,785
5.125% due 05/01/2020	1,000	995
5.875% due 07/15/2022	5,000	4,750
5.875% due 11/15/2024	2,000	1,840
6.750% due 06/01/2021	1,000	1,035
DJO Finance LLC
10.750% due 04/15/2020	500	408
DJO Finco, Inc.
8.125% due 06/15/2021	2,000	1,780
Dollar Tree, Inc.
5.750% due 03/01/2023	2,000	2,129
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	1,250	1,087
Dynegy, Inc.
6.750% due 11/01/2019	3,000	3,000
7.375% due 11/01/2022	2,000	1,860
7.625% due 11/01/2024	2,000	1,825
Eagle Spinco, Inc.
4.625% due 02/15/2021	3,500	3,400
Eldorado Resorts, Inc.
7.000% due 08/01/2023	1,000	1,040
Endo Finance LLC
5.750% due 01/15/2022	3,500	3,325
5.875% due 01/15/2023	3,000	2,872
6.000% due 07/15/2023	2,500	2,366
6.000% due 02/01/2025	4,000	3,770
Energizer Holdings, Inc.
5.500% due 06/15/2025	1,500	1,511
Energy Transfer Equity LP
5.875% due 01/15/2024	1,000	860
7.500% due 10/15/2020	2,000	1,935
Energy Transfer Partners LP
4.150% due 10/01/2020	1,000	971
4.650% due 06/01/2021	500	481
EnPro Industries, Inc.
5.875% due 09/15/2022	1,500	1,537
Envision Healthcare Corp.
5.125% due 07/01/2022	2,000	2,040
Equinix, Inc.
5.875% due 01/15/2026	1,000	1,056
Era Group, Inc.
7.750% due 12/15/2022	750	623
Fiat Chrysler Automobiles NV
5.250% due 04/15/2023 (e)	2,000	1,996
First Data Corp.
5.000% due 01/15/2024	3,250	3,266
5.750% due 01/15/2024	4,000	4,015
6.750% due 11/01/2020	2,275	2,398
7.000% due 12/01/2023	3,000	3,041
First Quality Finance Co., Inc.
4.625% due 05/15/2021	2,000	1,940
First Quantum Minerals Ltd.
6.750% due 02/15/2020	1,140	787
7.000% due 02/15/2021	1,000	675
7.250% due 05/15/2022	1,000	675
FMG Resources Pty. Ltd.
6.875% due 04/01/2022	759	611
8.250% due 11/01/2019	500	480
Freeport-McMoRan, Inc.
2.300% due 11/14/2017	500	464
2.375% due 03/15/2018	2,000	1,780
3.100% due 03/15/2020	1,000	745
3.550% due 03/01/2022	2,000	1,405
4.000% due 11/14/2021	3,000	2,137
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	750	767
4.750% due 10/15/2024	1,250	1,277
5.625% due 07/31/2019	1,000	1,095
5.875% due 01/31/2022	1,000	1,103
FTS International, Inc.
6.250% due 05/01/2022	875	101
Gardner Denver, Inc.
6.875% due 08/15/2021	9,000	7,402

Gates Global LLC
6.000% due 07/15/2022	4,000	3,440
GCI, Inc.
6.875% due 04/15/2025	750	769
GCP Applied Technologies, Inc.
9.500% due 02/01/2023	1,750	1,903
General Cable Corp.
5.750% due 10/01/2022	1,250	994
Geo Group, Inc.
5.125% due 04/01/2023	1,000	978
GLP Capital LP
5.375% due 11/01/2023	1,500	1,507
Graphic Packaging International, Inc.
4.875% due 11/15/2022	500	509
Griffon Corp.
5.250% due 03/01/2022	3,000	3,004
Grifols Worldwide Operations Ltd.
5.250% due 04/01/2022	2,000	2,065
Gulfport Energy Corp.
6.625% due 05/01/2023	1,000	935
7.750% due 11/01/2020	1,500	1,507
H&E Equipment Services, Inc.
7.000% due 09/01/2022	750	765
HCA Holdings, Inc.
6.250% due 02/15/2021	4,000	4,320
HCA, Inc.
4.750% due 05/01/2023	5,000	5,100
5.000% due 03/15/2024	2,500	2,564
5.250% due 04/15/2025	2,500	2,581
5.250% due 06/15/2026	1,500	1,541
5.375% due 02/01/2025	2,000	2,024
5.875% due 05/01/2023	1,750	1,846
7.500% due 02/15/2022	4,000	4,546
HD Supply, Inc.
5.250% due 12/15/2021	1,500	1,581
5.750% due 04/15/2024 (a)	1,000	1,030
7.500% due 07/15/2020	4,000	4,265
Hearthside Group Holdings LLC
6.500% due 05/01/2022	3,000	2,565
Hertz Corp.
5.875% due 10/15/2020	1,000	1,023
6.250% due 10/15/2022	500	503
6.750% due 04/15/2019	2,000	2,034
7.375% due 01/15/2021	1,500	1,537
Hexion, Inc.
6.625% due 04/15/2020	1,500	1,252
8.875% due 02/01/2018	1,000	690
Hilton Worldwide Finance LLC
5.625% due 10/15/2021	3,500	3,644
Hologic, Inc.
5.250% due 07/15/2022	750	785
Horizon Pharma Financing, Inc.
6.625% due 05/01/2023	1,000	888
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	450	498
7.625% due 06/15/2021	1,000	1,119
Huntington Ingalls Industries, Inc.
5.000% due 12/15/2021	750	790
5.000% due 11/15/2025	1,500	1,575
Huntsman International LLC
4.875% due 11/15/2020	2,000	1,990
5.125% due 11/15/2022	1,500	1,462
iHeartCommunications, Inc.
9.000% due 03/01/2021	2,000	1,400
IHS, Inc.
5.000% due 11/01/2022	625	651
Immucor, Inc.
11.125% due 08/15/2019	1,500	1,387
INEOS Group Holdings S.A.
5.875% due 02/15/2019	1,000	1,011
6.125% due 08/15/2018	1,000	1,021
Informatica LLC
7.125% due 07/15/2023	1,000	970
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	3,000	1,822
7.250% due 10/15/2020	2,000	1,300
7.500% due 04/01/2021	2,000	1,280
8.000% due 02/15/2024	1,000	1,033
International Game Technology PLC
6.250% due 02/15/2022	1,750	1,789
6.500% due 02/15/2025	1,500	1,492
Jaguar Holding Co.
6.375% due 08/01/2023	2,750	2,831
Jarden Corp.
5.000% due 11/15/2023	750	789
7.500% due 05/01/2017	1,500	1,510

JMC Steel Group, Inc.
8.250% due 03/15/2018	3,500	3,150
Kinetic Concepts, Inc.
7.875% due 02/15/2021	1,250	1,325
10.500% due 11/01/2018	3,000	3,022
12.500% due 11/01/2019	2,000	1,746
KLX, Inc.
5.875% due 12/01/2022	3,500	3,482
L Brands, Inc.
5.625% due 02/15/2022	1,000	1,092
Lamar Media Corp.
5.000% due 05/01/2023	1,000	1,046
5.750% due 02/01/2026	750	789
5.875% due 02/01/2022	500	529
Land O’ Lakes, Inc.
6.000% due 11/15/2022	1,000	1,050
Laredo Petroleum, Inc.
5.625% due 01/15/2022	1,000	840
7.375% due 05/01/2022	1,000	871
Level 3 Financing, Inc.
5.125% due 05/01/2023	1,250	1,269
5.250% due 03/15/2026	1,000	1,010
5.375% due 01/15/2024	1,000	1,015
5.375% due 05/01/2025	1,000	1,016
LifePoint Health, Inc.
5.500% due 12/01/2021	2,000	2,095
5.875% due 12/01/2023	1,000	1,050
LIN Television Corp.
5.875% due 11/15/2022	750	763
Live Nation Entertainment, Inc.
7.000% due 09/01/2020	1,000	1,053
LKQ Corp.
4.750% due 05/15/2023	1,500	1,470
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	3,500	2,887
5.500% due 04/15/2025	1,000	888
5.625% due 10/15/2023	1,000	913
5.750% due 08/01/2022	3,250	3,010
Manitowoc Foodservice, Inc.
9.500% due 02/15/2024	1,000	1,095
Masonite International Corp.
5.625% due 03/15/2023	1,000	1,050
Matador Resources Co.
6.875% due 04/15/2023	500	479
MCE Finance Ltd.
5.000% due 02/15/2021	2,000	1,912
MDC Partners, Inc.
6.500% due 05/01/2024	1,250	1,280
MEDNAX, Inc.
5.250% due 12/01/2023	1,000	1,043
MGM Resorts International
6.000% due 03/15/2023	4,000	4,147
6.625% due 12/15/2021	4,000	4,310
6.750% due 10/01/2020	4,000	4,348
7.625% due 01/15/2017	1,000	1,040
7.750% due 03/15/2022	2,000	2,245
8.625% due 02/01/2019	1,500	1,714
MPH Acquisition Holdings LLC
6.625% due 04/01/2022	3,000	3,127
MPLX LP
4.500% due 07/15/2023	2,500	2,298
4.875% due 12/01/2024	1,000	924
4.875% due 06/01/2025	1,000	914
5.500% due 02/15/2023	750	727
MSCI, Inc.
5.250% due 11/15/2024	500	518
5.750% due 08/15/2025	1,000	1,057
Multi-Color Corp.
6.125% due 12/01/2022	1,000	1,020
Murphy Oil USA, Inc.
6.000% due 08/15/2023	1,000	1,040
NBTY, Inc.
9.000% due 10/01/2018	1,500	1,539
NCL Corp. Ltd.
4.625% due 11/15/2020	1,000	1,010
NCR Corp.
4.625% due 02/15/2021	1,500	1,498
5.000% due 07/15/2022	2,000	1,990
5.875% due 12/15/2021	500	513
6.375% due 12/15/2023	500	518
Neptune Finco Corp.
6.625% due 10/15/2025	1,000	1,084
10.125% due 01/15/2023	1,000	1,072
NeuStar, Inc.
4.500% due 01/15/2023	400	328

Newfield Exploration Co.
5.375% due 01/01/2026		3,000	2,745
Nexteer Automotive Group Ltd.
5.875% due 11/15/2021		750	769
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		2,000	2,090
Nielsen Finance LLC
5.000% due 04/15/2022		1,750	1,802
Norbord, Inc.
6.250% due 04/15/2023		1,000	990
Novelis, Inc.
8.750% due 12/15/2020		3,500	3,550
Numericable SFR S.A.
4.875% due 05/15/2019		2,750	2,750
6.000% due 05/15/2022		5,000	4,900
6.250% due 05/15/2024		4,000	3,898
NXP BV
4.125% due 06/15/2020		1,000	1,013
5.750% due 03/15/2023		3,000	3,180
Oasis Petroleum, Inc.
6.500% due 11/01/2021		750	559
6.875% due 03/15/2022		2,000	1,490
Oshkosh Corp.
5.375% due 03/01/2025		625	633
Outfront Media Capital LLC
5.250% due 02/15/2022		500	514
5.625% due 02/15/2024		1,000	1,045
5.875% due 03/15/2025		1,000	1,046
Party City Holdings, Inc.
6.125% due 08/15/2023		1,500	1,552
Penn National Gaming, Inc.
5.875% due 11/01/2021		1,500	1,500
Perstorp Holding AB
8.750% due 05/15/2017		3,000	3,007
11.000% due 08/15/2017		1,250	1,175
Pilgrim’s Pride Corp.
5.750% due 03/15/2025		2,000	2,017
Pinnacle Entertainment, Inc.
6.375% due 08/01/2021		1,500	1,592
7.500% due 04/15/2021		1,000	1,041
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		2,000	2,030
5.875% due 01/15/2024		1,000	1,048
Pinnacle Operating Corp.
9.000% due 11/15/2020		500	434
Platform Specialty Products Corp.
6.500% due 02/01/2022		5,000	4,244
Ply Gem Industries, Inc.
6.500% due 02/01/2022		3,000	2,996
Post Holdings, Inc.
6.000% due 12/15/2022		2,000	2,067
6.750% due 12/01/2021		3,500	3,697
7.375% due 02/15/2022		2,000	2,122
7.750% due 03/15/2024		1,000	1,102
8.000% due 07/15/2025		750	842
PRA Holdings, Inc.
9.500% due 10/01/2023		1,000	1,110
Prestige Brands, Inc.
5.375% due 12/15/2021		2,750	2,798
6.375% due 03/01/2024		1,500	1,571
PSPC Escrow Corp.
6.000% due 02/01/2023	EUR	500	479
PVH Corp.
4.500% due 12/15/2022		$2,500	2,575
Qorvo, Inc.
6.750% due 12/01/2023		1,000	1,035
7.000% due 12/01/2025		500	525
Qualitytech LP
5.875% due 08/01/2022		2,000	2,047
Quintiles Transnational Corp.
4.875% due 05/15/2023		2,000	2,054
Range Resources Corp.
4.875% due 05/15/2025		1,000	880
5.000% due 08/15/2022		500	434
5.000% due 03/15/2023		2,000	1,705
5.750% due 06/01/2021		500	444
Regency Energy Partners LP
4.500% due 11/01/2023		1,500	1,326
5.500% due 04/15/2023		1,500	1,341
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		5,000	5,144
6.875% due 02/15/2021		1,500	1,553
7.875% due 08/15/2019		1,000	1,036
8.250% due 02/15/2021		3,000	3,081
9.875% due 08/15/2019		1,000	1,036

Rice Energy, Inc.
6.250% due 05/01/2022		500	438
7.250% due 05/01/2023		1,000	880
Rite Aid Corp.
6.125% due 04/01/2023		2,000	2,127
Rockies Express Pipeline LLC
5.625% due 04/15/2020		2,250	2,137
6.000% due 01/15/2019		1,500	1,470
6.875% due 04/15/2040		500	421
RSI Home Products, Inc.
6.500% due 03/15/2023		1,000	1,048
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		1,500	1,449
5.625% due 04/15/2023		2,500	2,394
5.750% due 05/15/2024		5,000	4,800
Sable International Finance Ltd.
8.750% due 02/01/2020		1,000	1,050
Sabre GLBL, Inc.
5.250% due 11/15/2023		1,500	1,534
5.375% due 04/15/2023		1,500	1,547
Sally Holdings LLC
5.625% due 12/01/2025		2,250	2,407
5.750% due 06/01/2022		1,000	1,053
SBA Communications Corp.
4.875% due 07/15/2022		1,500	1,524
5.625% due 10/01/2019		500	524
SBA Telecommunications, Inc.
5.750% due 07/15/2020		1,000	1,036
Schaeffler Finance BV
4.250% due 05/15/2021		3,000	3,067
4.750% due 05/15/2021		2,000	2,060
4.750% due 05/15/2023		1,250	1,262
Schaeffler Holding Finance BV (6.250% Cash or 6.250% PIK)
6.250% due 11/15/2019 (b)		1,750	1,837
Schaeffler Holding Finance BV (6.750% Cash or 6.750% PIK)
6.750% due 11/15/2022 (b)		4,000	4,370
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (b)		3,500	3,614
Scientific Games International, Inc.
6.250% due 09/01/2020		1,250	756
7.000% due 01/01/2022		1,000	1,025
10.000% due 12/01/2022		1,500	1,222
Scotts Miracle-Gro Co.
6.000% due 10/15/2023		1,375	1,457
Sealed Air Corp.
4.875% due 12/01/2022		500	522
5.125% due 12/01/2024		1,000	1,043
5.250% due 04/01/2023		1,500	1,594
5.500% due 09/15/2025		1,000	1,051
Sensata Technologies BV
4.875% due 10/15/2023		2,250	2,270
5.000% due 10/01/2025		1,000	1,013
5.625% due 11/01/2024		1,250	1,305
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026		1,500	1,605
Serta Simmons Bedding LLC
8.125% due 10/01/2020		2,500	2,606
Seventy Seven Operating LLC
6.625% due 11/15/2019		1,000	255
SIG Combibloc Holdings S.C.A.
7.750% due 02/15/2023	EUR	1,750	2,133
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		$3,500	3,198
Sinclair Television Group, Inc.
5.625% due 08/01/2024		1,500	1,515
6.125% due 10/01/2022		1,000	1,053
Sirius XM Radio, Inc.
5.375% due 04/15/2025		3,000	3,060
Smithfield Foods, Inc.
6.625% due 08/15/2022		3,000	3,202
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	559
Solera LLC
10.500% due 03/01/2024		500	504
Spectrum Brands, Inc.
5.750% due 07/15/2025		1,500	1,601
6.125% due 12/15/2024		1,000	1,072
6.625% due 11/15/2022		2,500	2,716
Springs Industries, Inc.
6.250% due 06/01/2021		3,000	3,030
Standard Industries, Inc.
5.375% due 11/15/2024		4,000	4,080
6.000% due 10/15/2025		1,000	1,062
Starz LLC
5.000% due 09/15/2019		1,500	1,534

Steel Dynamics, Inc.
5.125% due 10/01/2021		1,000	1,015
5.500% due 10/01/2024		500	508
6.125% due 08/15/2019		500	519
6.375% due 08/15/2022		500	518
Suburban Propane Partners LP
5.750% due 03/01/2025		1,000	960
7.375% due 08/01/2021		182	186
Sun Products Corp.
7.750% due 03/15/2021		3,000	2,805
Sunoco LP
5.500% due 08/01/2020		2,000	1,997
T-Mobile USA, Inc.
6.250% due 04/01/2021		3,000	3,164
6.375% due 03/01/2025		2,000	2,055
6.500% due 01/15/2026		2,000	2,087
6.625% due 11/15/2020		1,000	1,038
6.625% due 04/01/2023		3,000	3,172
6.731% due 04/28/2022		2,500	2,624
6.836% due 04/28/2023		2,000	2,100
TEGNA, Inc.
4.875% due 09/15/2021		500	516
5.500% due 09/15/2024		1,000	1,034
Teine Energy Ltd.
6.875% due 09/30/2022		750	671
Tempur Sealy International, Inc.
5.625% due 10/15/2023		1,500	1,551
Tenet Healthcare Corp.
4.375% due 10/01/2021		2,000	2,015
4.500% due 04/01/2021		4,000	4,040
5.000% due 03/01/2019		3,500	3,478
6.000% due 10/01/2020		1,000	1,070
6.750% due 06/15/2023		1,000	963
8.000% due 08/01/2020		1,500	1,551
8.125% due 04/01/2022		1,000	1,031
Terex Corp.
6.000% due 05/15/2021		1,100	1,070
Tesoro Logistics LP
5.875% due 10/01/2020		641	639
6.250% due 10/15/2022		1,500	1,500
Time, Inc.
5.750% due 04/15/2022		1,750	1,562
TransDigm, Inc.
5.500% due 10/15/2020		2,000	2,016
6.000% due 07/15/2022		1,500	1,502
6.500% due 07/15/2024		4,000	3,989
TreeHouse Foods, Inc.
4.875% due 03/15/2022		2,000	2,055
6.000% due 02/15/2024		1,000	1,065
Tribune Media Co.
5.875% due 07/15/2022		1,500	1,466
Trinseo Materials Operating S.C.A.
6.750% due 05/01/2022		1,000	1,003
Triumph Group, Inc.
4.875% due 04/01/2021		1,500	1,369
Tronox Finance LLC
6.375% due 08/15/2020		1,000	775
7.500% due 03/15/2022		1,000	753
Tullow Oil PLC
6.250% due 04/15/2022		2,000	1,429
U.S. Foods, Inc.
8.500% due 06/30/2019		1,000	1,031
United Rentals North America, Inc.
4.625% due 07/15/2023		4,000	3,990
5.500% due 07/15/2025		1,250	1,239
6.125% due 06/15/2023		500	519
7.625% due 04/15/2022		2,250	2,407
8.250% due 02/01/2021		692	727
Unitymedia GmbH
6.125% due 01/15/2025		1,000	1,046
Unitymedia Hessen GmbH & Co. KG
5.000% due 01/15/2025		3,000	3,007
5.500% due 01/15/2023		2,500	2,572
5.750% due 01/15/2023	EUR	122	149
Univar USA, Inc.
6.750% due 07/15/2023		$1,000	988
Univision Communications, Inc.
5.125% due 05/15/2023		4,000	4,000
5.125% due 02/15/2025		4,500	4,455
6.750% due 09/15/2022		1,357	1,445
UPC Holding BV
6.750% due 03/15/2023	EUR	2,000	2,467
6.750% due 03/15/2023	CHF	1,000	1,123
UPCB Finance Ltd.
5.375% due 01/15/2025		$1,000	1,021

USG Corp.
5.500% due 03/01/2025	1,250	1,305
5.875% due 11/01/2021	2,500	2,625
Valeant Pharmaceuticals International, Inc.
5.500% due 03/01/2023	1,250	984
5.625% due 12/01/2021	3,000	2,377
5.875% due 05/15/2023	3,000	2,366
6.125% due 04/15/2025	3,250	2,511
6.375% due 10/15/2020	2,000	1,670
6.750% due 08/15/2021	2,000	1,640
7.000% due 10/01/2020	1,000	845
7.250% due 07/15/2022	3,000	2,415
7.500% due 07/15/2021	3,000	2,514
VeriSign, Inc.
4.625% due 05/01/2023	2,000	2,030
5.250% due 04/01/2025	1,000	1,013
Videotron Ltd.
5.375% due 06/15/2024	1,250	1,300
Vista Outdoor, Inc.
5.875% due 10/01/2023	2,000	2,105
Weatherford International Ltd.
4.500% due 04/15/2022	750	604
5.125% due 09/15/2020	750	645
Western Digital Corp.
7.375% due 04/01/2023 (a)	1,000	1,023
WhiteWave Foods Co.
5.375% due 10/01/2022	1,000	1,081
Williams Cos., Inc.
4.550% due 06/24/2024	2,500	1,912
Wind Acquisition Finance S.A.
4.750% due 07/15/2020	3,000	2,850
7.375% due 04/23/2021	3,000	2,730
Wolverine World Wide, Inc.
6.125% due 10/15/2020	500	523
WPX Energy, Inc.
5.250% due 09/15/2024	1,000	700
7.500% due 08/01/2020	750	591
8.250% due 08/01/2023	1,000	778
WR Grace & Co-Conn
5.125% due 10/01/2021	1,000	1,043
5.625% due 10/01/2024	900	942
Wynn Las Vegas LLC
4.250% due 05/30/2023	1,000	924
5.375% due 03/15/2022	2,500	2,527
5.500% due 03/01/2025	2,500	2,366
Wynn Macau Ltd.
5.250% due 10/15/2021	2,000	1,895
XPO Logistics, Inc.
6.500% due 06/15/2022	3,250	3,173
7.875% due 09/01/2019	2,250	2,340
Zebra Technologies Corp.
7.250% due 10/15/2022	2,000	2,180
ZF North America Capital, Inc.
4.750% due 04/29/2025	2,500	2,497
Ziggo Bond Finance BV
5.875% due 01/15/2025	2,000	1,967

		849,846

UTILITIES 7.1%
AES Corp.
3.635% due 06/01/2019	1,500	1,451
7.375% due 07/01/2021	2,250	2,531
8.000% due 06/01/2020 (e)	1,500	1,710
Blue Racer Midstream LLC
6.125% due 11/15/2022	2,000	1,675
Calpine Corp.
5.375% due 01/15/2023	4,000	3,898
5.750% due 01/15/2025	3,000	2,891
Covanta Holding Corp.
5.875% due 03/01/2024	1,025	999
7.250% due 12/01/2020	500	518
Frontier Communications Corp.
6.875% due 01/15/2025	3,000	2,544
7.125% due 03/15/2019	1,125	1,162
10.500% due 09/15/2022	1,000	1,029
11.000% due 09/15/2025	1,250	1,261
Genesis Energy LP
5.625% due 06/15/2024	1,000	845
6.000% due 05/15/2023	1,250	1,106
6.750% due 08/01/2022	2,000	1,877
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	1,000	935
Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,284

NRG Energy, Inc.
6.250% due 07/15/2022	2,500	2,337
6.250% due 05/01/2024	1,000	923
6.625% due 03/15/2023	1,500	1,407
7.625% due 01/15/2018	2,000	2,135
7.875% due 05/15/2021	1,000	1,001
8.250% due 09/01/2020	2,250	2,278
NSG Holdings LLC
7.750% due 12/15/2025	1,417	1,527
ONEOK, Inc.
4.250% due 02/01/2022	250	209
7.500% due 09/01/2023	500	489
Parsley Energy LLC
7.500% due 02/15/2022	500	500
PBF Logistics LP
6.875% due 05/15/2023	500	473
Petrobras Global Finance BV
6.250% due 03/17/2024	250	201
6.750% due 01/27/2041	250	179
Plains All American Pipeline LP
3.650% due 06/01/2022	1,000	917
Red Oak Power LLC
8.540% due 11/30/2019	523	525
Rose Rock Midstream LP
5.625% due 11/15/2023	500	328
Sprint Capital Corp.
6.900% due 05/01/2019	3,000	2,610
8.750% due 03/15/2032	3,000	2,362
Sprint Communications, Inc.
6.000% due 11/15/2022	2,000	1,472
7.000% due 03/01/2020	1,500	1,507
9.000% due 11/15/2018	1,500	1,579
Sprint Corp.
7.125% due 06/15/2024	3,500	2,616
7.250% due 09/15/2021	3,500	2,691
7.625% due 02/15/2025	1,500	1,121
7.875% due 09/15/2023	3,000	2,302
Summit Midstream Holdings LLC
5.500% due 08/15/2022	750	536
Talen Energy Supply LLC
4.625% due 07/15/2019	3,000	2,617
6.500% due 06/01/2025	1,000	835
Targa Resources Partners LP
4.125% due 11/15/2019	750	712
4.250% due 11/15/2023	2,000	1,770
5.000% due 01/15/2018	1,000	1,003
5.250% due 05/01/2023	2,000	1,860
6.375% due 08/01/2022	375	362
6.625% due 10/01/2020	1,000	993
Telecom Italia Capital S.A.
6.375% due 11/15/2033	1,000	990
Telecom Italia SpA
5.303% due 05/30/2024	5,100	5,247
Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,100	1,116
Terraform Global Operating LLC
9.750% due 08/15/2022	500	380
TerraForm Power Operating LLC
5.875% due 02/01/2023	2,000	1,630
6.125% due 06/15/2025	500	393
Williams Partners LP
4.875% due 05/15/2023	2,000	1,740

		83,589

Total Corporate Bonds & Notes (Cost $1,098,624)		1,057,698

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Bear Stearns ALT-A Trust
4.397% due 11/25/2036 ^	634	447
Citigroup Mortgage Loan Trust, Inc.
2.885% due 03/25/2034	7	6
Countrywide Alternative Loan Trust
0.662% due 05/20/2046 ^	103	79
Countrywide Home Loan Mortgage Pass-Through Trust
1.073% due 03/25/2035	68	51
2.727% due 05/20/2036 ^	358	323
GSR Mortgage Loan Trust
2.714% due 04/25/2035	8	7
IndyMac Mortgage Loan Trust
6.000% due 07/25/2037	462	410
WaMu Mortgage Pass-Through Certificates Trust
2.190% due 12/25/2036 ^	399	342
2.432% due 09/25/2036 ^	26	23

Washington Mutual Mortgage Pass-Through Certificates Trust
1.321% due 05/25/2046	35	25

Total Non-Agency Mortgage-Backed Securities (Cost $1,266)		1,713

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing and Securitization LLC
0.503% due 01/25/2037 ^	92	39

Total Asset-Backed Securities (Cost $62)		39

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (d) 0.0%		108

Total Short-Term Instruments (Cost $108)		108

Total Investments in Securities (Cost $1,100,060)		1,059,558

	SHARES
INVESTMENTS IN AFFILIATES 8.1%
SHORT-TERM INSTRUMENTS 8.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.1%
PIMCO Short-Term Floating NAV Portfolio III	9,562,276	94,485

Total Short-Term Instruments (Cost $94,449)		94,485

Total Investments in Affiliates (Cost $94,449)		94,485

Total Investments 98.7% (Cost $1,194,509)		$1,154,043
Financial Derivative Instruments (f)(g) 0.0% (Cost or Premiums, net $0)		(146)
Other Assets and Liabilities, net 1.3%		15,558

Net Assets 100.0%		$1,169,455

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$108	U.S. Treasury Notes 1.625% due 04/30/2019	$(113)	$108	$108

Total Repurchase Agreements						$(113)	$108	$108

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(5.000)%	03/17/2016	04/01/2016		$(1,117)	$(1,115)
	(3.750)	04/01/2016	TBD	(2)	(1,131)	(1,131)
	(0.400)	03/16/2016	TBD	(2)	(1,945)	(1,944)

Total Reverse Repurchase Agreements						$(4,190)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(3,562) at a weighted average interest rate of 0.670%.

(e)	Securities with an aggregate market value of $4,277 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019	$14,550	$992	$316	$26	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	20,000	607	508	32	0

				$1,599	$824	$58	$0

Total Swap Agreements				$1,599	$824	$58	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $2,004 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	05/2016	CHF	1,118	$	1,153	$0	$(11)
JPM	05/2016	GBP	742		1,079	13	0
SCX	05/2016	EUR	7,815		8,698	0	(206)

Total Forward Foreign Currency Contracts						$13	$(217)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$124,263	$0	$124,263
Industrials	0	849,846	0	849,846
Utilities	0	83,589	0	83,589
Non-Agency Mortgage-Backed Securities	0	1,713	0	1,713
Asset-Backed Securities	0	39	0	39
Short-Term Instruments
Repurchase Agreements	0	108	0	108
	$0	$1,059,558	$0	$1,059,558

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$94,485	$0	$0	$94,485

Total Investments	$94,485	$1,059,558	$0	$1,154,043

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	58	0	58
Over the counter	0	13	0	13
	$0	$71	$0	$71

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(217)	$0	$(217)

Totals	$94,485	$1,059,412	$0	$1,153,897

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Portfolio

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 112.4%
CORPORATE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
Vessel Management Services, Inc.
3.432% due 08/15/2036	$652	$675

Total Corporate Bonds & Notes (Cost $652)		675

U.S. GOVERNMENT AGENCIES 10.9%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (a)	2,500	1,617
0.493% due 07/25/2037	25	24
0.883% due 08/25/2021	2	2
1.033% due 08/25/2022	1	1
1.333% due 04/25/2032	5	5
2.504% due 01/01/2033	7	7
4.250% due 05/25/2037	73	89
4.500% due 06/25/2019	60	62
5.000% due 04/25/2032 - 08/25/2033	344	400
5.500% due 12/25/2035	110	131
5.625% due 07/15/2037	400	566
6.080% due 09/01/2028	64	88
6.500% due 07/25/2031	136	157
6.625% due 11/15/2030	1,000	1,489
Federal Housing Administration
6.896% due 07/01/2020	66	63
Freddie Mac
0.000% due 03/15/2031 - 07/15/2032 (a)	2,800	1,746
0.836% due 01/15/2033	10	10
1.136% due 02/15/2027	3	4
1.436% due 02/15/2021	5	5
1.522% due 10/25/2044	40	41
3.000% due 04/15/2053	1,258	1,263
4.000% due 06/15/2032 - 09/15/2044	3,874	4,333
5.500% due 08/15/2030 - 02/15/2034	504	563
6.750% due 03/15/2031	200	303
7.000% due 07/15/2023 - 12/01/2031	13	15
8.250% due 06/01/2016	350	355
Ginnie Mae
2.000% due 08/20/2030	5	5
3.500% due 01/20/2044	643	669
6.000% due 08/20/2033	1,276	1,497
Israel Government AID Bond
0.000% due 02/15/2023 (a)	300	257
Overseas Private Investment Corp.
4.736% due 03/15/2022	214	235
Residual Funding Corp. Strips
0.000% due 10/15/2020 - 01/15/2030 (a)	4,000	3,080
Resolution Funding Corp.
8.125% due 10/15/2019	1,600	1,984
Resolution Funding Corp. Strips
0.000% due 04/15/2028 - 04/15/2029 (a)	3,200	2,300
Small Business Administration
5.240% due 08/01/2023	101	110
5.290% due 12/01/2027	191	214
Tennessee Valley Authority
4.625% due 09/15/2060	300	342
Tennessee Valley Authority Strips
0.000% due 05/01/2030 (a)	800	511

Total U.S. Government Agencies (Cost $21,926)		24,543

U.S. TREASURY OBLIGATIONS 98.8%
U.S. Treasury Bonds
2.500% due 02/15/2045 (d)	3,700	3,609
2.500% due 02/15/2046 (d)	2,950	2,877
2.750% due 08/15/2042 (d)	3,300	3,410
2.750% due 11/15/2042 (d)	54,700	56,425
2.875% due 05/15/2043 (d)	12,200	12,864
3.000% due 11/15/2044	800	864
3.125% due 02/15/2042 (d)	11,900	13,243
3.125% due 02/15/2043 (d)	11,150	12,358
3.375% due 05/15/2044 (d)	28,380	32,918
3.875% due 08/15/2040 (d)	1,300	1,631
4.375% due 11/15/2039 (d)	16,800	22,625
4.625% due 02/15/2040 (d)	1,200	1,672

5.500% due 08/15/2028	700	974
6.125% due 11/15/2027 (d)	1,000	1,442
6.250% due 05/15/2030 (d)	1,300	1,984
6.500% due 11/15/2026 (d)	1,000	1,453
U.S. Treasury Inflation Protected Securities (b)
0.750% due 02/15/2042	944	918
0.750% due 02/15/2045	1,911	1,855
1.375% due 02/15/2044	1,321	1,483
2.000% due 01/15/2026	239	280
3.625% due 04/15/2028	293	404
U.S. Treasury Notes
1.500% due 02/28/2023	1,400	1,397
1.625% due 02/15/2026 (d)	8,800	8,677
2.125% due 05/15/2025	1,500	1,547
2.250% due 11/15/2024	5,400	5,633
2.500% due 05/15/2024	14,400	15,321
U.S. Treasury Strips (a)
0.000% due 05/15/2031	200	142
0.000% due 05/15/2032	100	69
0.000% due 11/15/2032	3,300	2,220
0.000% due 02/15/2033	1,700	1,136
0.000% due 05/15/2033	700	464
0.000% due 08/15/2033	500	329
0.000% due 11/15/2033	3,000	1,955
0.000% due 05/15/2034	1,600	1,024
0.000% due 05/15/2040	550	293
0.000% due 08/15/2040	6,650	3,519
0.000% due 11/15/2042	5,400	2,617

Total U.S. Treasury Obligations (Cost $206,428)		221,632

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
Banc of America Commercial Mortgage Trust
5.634% due 07/10/2046	333	333
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	500	542
Bear Stearns Adjustable Rate Mortgage Trust
2.801% due 04/25/2033	66	66
2.862% due 10/25/2035	33	33
2.881% due 04/25/2033	10	10
2.971% due 01/25/2034	11	11
3.003% due 02/25/2034	19	19
Countrywide Alternative Loan Trust
0.643% due 05/25/2035	68	56
Countrywide Home Loan Mortgage Pass-Through Trust
1.073% due 03/25/2035	122	92
Credit Suisse First Boston Mortgage Securities Corp.
2.373% due 07/25/2033	18	18
2.780% due 11/25/2032	6	6
First Republic Mortgage Loan Trust
0.786% due 11/15/2031	73	70
GS Mortgage Securities Trust
3.805% due 10/10/2035	500	507
HarborView Mortgage Loan Trust
0.562% due 03/19/2037	61	51
0.652% due 05/19/2035	52	43
2.931% due 07/19/2035 ^	26	22
Hudsons Bay Simon JV Trust
5.447% due 08/05/2034	500	509
Impac CMB Trust
5.026% due 09/25/2034	216	209
JPMorgan Mortgage Trust
2.824% due 07/25/2035	170	172
MASTR Asset Securitization Trust
5.500% due 09/25/2033	27	27
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	80	66
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	7	7
Sequoia Mortgage Trust
0.782% due 07/20/2033	78	73
Structured Adjustable Rate Mortgage Loan Trust
0.653% due 05/25/2037	134	108
Structured Asset Mortgage Investments Trust
1.092% due 09/19/2032	72	70
1.272% due 10/19/2033	39	35
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	252	254
WaMu Mortgage Pass-Through Certificates Trust
1.351% due 08/25/2046	288	236
1.717% due 08/25/2042	3	3
2.155% due 10/25/2046	73	65
Washington Mutual Mortgage Pass-Through Certificates Trust
2.273% due 02/25/2033	1	1
2.326% due 05/25/2033	6	6

2.399% due 02/25/2033	2	2

Total Non-Agency Mortgage-Backed Securities (Cost $3,868)		3,722

ASSET-BACKED SECURITIES 0.5%
Bear Stearns Asset-Backed Securities Trust
1.433% due 11/25/2042	42	38
L.A. Arena Funding LLC
7.656% due 12/15/2026	34	37
Renaissance Home Equity Loan Trust
0.933% due 12/25/2033	24	22
1.316% due 08/25/2033	4	4
SLM Student Loan Trust
2.119% due 04/25/2023	579	573
Specialty Underwriting & Residential Finance Trust
1.113% due 01/25/2034	12	10
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	405	406

Total Asset-Backed Securities (Cost $1,102)		1,090

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (c) 0.2%		527

Total Short-Term Instruments (Cost $527)		527

Total Investments in Securities (Cost $234,503)		252,189

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	19,993	198

Total Short-Term Instruments (Cost $198)		198

Total Investments in Affiliates (Cost $198)		198

Total Investments 112.5% (Cost $234,701)		$252,387
Financial Derivative Instruments (e)(f) 0.0% (Cost or Premiums, net $10)		(58)
Other Assets and Liabilities, net (12.5%)		(27,999)

Net Assets 100.0%		$224,330

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon bond.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$527	U.S. Treasury Notes 1.625% due 04/30/2019	$(539)	$527	$527

Total Repurchase Agreements						$(539)	$527	$527

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.750%	03/30/2016	04/04/2016	$(1,076)	$(1,076)
GSC	0.150	03/30/2016	04/04/2016	(8,661)	(8,662)
	0.620	04/01/2016	04/06/2016	(149,641)	(149,700)
	0.639	02/19/2016	04/19/2016	(727)	(728)
	0.850	03/30/2016	04/06/2016	(2,008)	(2,010)
	0.850	03/31/2016	04/01/2016	(1,245)	(1,245)
	1.000	03/30/2016	04/01/2016	(1,756)	(1,756)
MSC	0.669	02/11/2016	04/11/2016	(1,475)	(1,478)
	0.669	02/17/2016	04/15/2016	(829)	(830)
NOM	0.750	03/30/2016	04/06/2016	(1,813)	(1,814)
TDM	0.589	01/15/2016	04/15/2016	(7,352)	(7,369)
	0.619	02/05/2016	04/05/2016	(919)	(920)
	0.649	02/18/2016	04/18/2016	(720)	(722)
	0.689	03/03/2016	04/14/2016	(103)	(103)
	0.690	03/10/2016	04/11/2016	(2,268)	(2,271)

Total Sale-Buyback Transactions					$(180,684)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(23,319) at a weighted average interest rate of 0.507%.
(3)	Payable for sale-buyback transactions includes $59 of deferred price drop.

(d)	Securities with an aggregate market value of $180,180 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note June Futures	Long	06/2016	10	$0	$4	$0

Total Futures Contracts				$0	$4	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	$4,600	$(187)	$(166)	$0	$(6)
Receive	3-Month USD-LIBOR	2.350	10/02/2025	600	(45)	(41)	0	(2)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026	13,200	(688)	(121)	0	(49)

					$(920)	$(328)	$0	$(57)

Total Swap Agreements					$(920)	$(328)	$0	$(57)

*	This security has a forward starting effective date.

Cash of $880 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(f)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$900	$79	$8
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	05/13/2019	800	69	66
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	06/28/2016	2,500	14	11
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	1,300	109	11
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016	130,100	41	12
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	5,100	17	24
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.015	06/28/2016	4,400	27	18
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	5,900	21	28
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.055	06/28/2016	4,300	26	14
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	900	79	8

							$482	$200

Total Purchased Options							$482	$200

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,400	$(21)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$3,700	$(67)	$(61)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	1,900	(79)	(5)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	06/28/2016	2,500	(15)	(17)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	2,900	(116)	(7)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.515	06/28/2016	4,400	(28)	(31)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	300	(5)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	800	(13)	(15)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	06/28/2016	4,300	(28)	(35)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	400	(7)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	800	(14)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	1,900	(79)	(5)

							$(451)	$(205)

Total Written Options							$(472)	$(205)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$675	$0	$675
U.S. Government Agencies	0	24,480	63	24,543
U.S. Treasury Obligations	0	221,632	0	221,632
Non-Agency Mortgage-Backed Securities	0	3,722	0	3,722
Asset-Backed Securities	0	1,090	0	1,090
Short-Term Instruments
Repurchase Agreements	0	527	0	527
	$0	$252,126	$63	$252,189

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$198	$0	$0	$198

Total Investments	$198	$252,126	$63	$252,387

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	0	0	4
Over the counter	0	200	0	200
	$4	$200	$0	$204

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(57)	0	(57)
Over the counter	0	(205)	0	(205)

	$0	$(262)	$0	$(262)

Totals	$202	$252,064	$63	$252,329

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 112.8%
BANK LOAN OBLIGATIONS 0.1%
Chrysler Group LLC
3.500% due 05/24/2017		$1,730	$1,732

Total Bank Loan Obligations (Cost $1,733)			1,732

CORPORATE BONDS & NOTES 46.7%
BANKING & FINANCE 28.8%
ABN AMRO Bank NV
1.800% due 06/04/2018		4,300	4,301
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		3,800	3,791
Ally Financial, Inc.
2.750% due 01/30/2017		6,360	6,344
3.500% due 07/18/2016		3,400	3,410
6.250% due 12/01/2017		2,000	2,090
American Tower Corp.
2.800% due 06/01/2020		9,900	9,964
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	3,500	976
Bank of America Corp.
1.394% due 09/15/2026		$900	778
2.650% due 04/01/2019		1,200	1,222
5.650% due 05/01/2018		8,000	8,593
6.875% due 11/15/2018		2,700	3,023
Bank of America N.A.
0.934% due 06/15/2017		23,900	23,749
BB&T Corp.
1.337% due 01/15/2020		5,100	5,034
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,500	1,605
BPCE S.A.
1.188% due 11/18/2016		7,200	7,207
1.235% due 06/23/2017		400	400
1.385% due 03/06/2017	GBP	2,300	3,311
1.625% due 02/10/2017		$2,100	2,101
CIT Group, Inc.
4.250% due 08/15/2017		7,200	7,345
5.000% due 05/15/2017		9,700	9,894
Citigroup, Inc.
1.311% due 04/27/2018		18,200	18,081
1.350% due 03/10/2017		2,500	2,502
1.498% due 07/30/2018		12,000	11,959
2.009% due 03/30/2021		4,300	4,316
Citizens Bank N.A.
2.300% due 12/03/2018		3,600	3,623
2.500% due 03/14/2019		4,000	4,043
Commonwealth Bank of Australia
1.750% due 11/02/2018		1,800	1,804
Credit Agricole S.A.
1.605% due 06/10/2020		11,700	11,585
Dexia Credit Local S.A.
1.000% due 11/07/2016		4,500	4,503
Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	4,448
2.375% due 05/25/2016		$6,000	6,007
5.500% due 05/25/2016		5,700	5,733
5.500% due 06/26/2017		4,500	4,691
Ford Motor Credit Co. LLC
1.070% due 11/08/2016		7,500	7,476
1.534% due 06/15/2018		6,000	5,916
1.549% due 11/04/2019		5,500	5,310
1.700% due 05/09/2016		2,100	2,101
2.200% due 01/08/2019		5,600	5,594
2.375% due 01/16/2018		5,224	5,251
3.000% due 06/12/2017		2,700	2,737
5.750% due 02/01/2021		600	680
8.000% due 12/15/2016		2,600	2,715
General Motors Financial Co., Inc.
1.977% due 04/10/2018		4,600	4,559
2.182% due 01/15/2020		3,900	3,764
2.682% due 01/15/2019		5,500	5,474
3.000% due 09/25/2017		5,000	5,048
3.200% due 07/13/2020		7,000	6,994
4.750% due 08/15/2017		2,000	2,065

Goldman Sachs Group, Inc.
1.718% due 11/15/2018		1,292	1,292
1.779% due 04/23/2020		15,200	15,115
1.818% due 04/30/2018		8,200	8,237
1.834% due 09/15/2020		4,500	4,472
2.236% due 11/29/2023		1,700	1,697
6.000% due 06/15/2020		2,000	2,283
7.500% due 02/15/2019		700	807
Harley-Davidson Financial Services, Inc.
2.700% due 03/15/2017		400	406
HBOS PLC
1.329% due 09/30/2016		4,155	4,139
HSBC Bank PLC
1.258% due 05/15/2018		500	498
HSBC Finance Corp.
1.065% due 06/01/2016		7,000	6,998
HSBC USA, Inc.
1.228% due 11/13/2019		12,900	12,604
2.375% due 11/13/2019		3,800	3,820
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		7,000	7,006
Industrial Bank of Korea
2.375% due 07/17/2017		2,200	2,226
3.750% due 09/29/2016		3,400	3,444
ING Bank NV
2.050% due 08/17/2018		4,000	4,021
International Lease Finance Corp.
2.584% due 06/15/2016		5,500	5,505
5.750% due 05/15/2016		3,535	3,545
6.250% due 05/15/2019		2,250	2,405
Intesa Sanpaolo SpA
2.375% due 01/13/2017		9,400	9,443
JPMorgan Chase & Co.
1.071% due 05/30/2017	GBP	6,300	9,005
1.145% due 03/01/2018		$3,000	2,973
1.574% due 01/23/2020		4,100	4,103
1.823% due 10/29/2020		5,800	5,869
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,000	1,062
KEB Hana Bank
4.000% due 11/03/2016		1,600	1,627
Kookmin Bank
1.496% due 01/27/2017		10,000	10,006
LeasePlan Corp. NV
2.500% due 05/16/2018		300	298
3.000% due 10/23/2017		1,200	1,210
Lloyds Bank PLC
1.168% due 05/14/2018		8,000	7,947
1.621% due 01/22/2019		3,000	2,999
2.000% due 08/17/2018		6,900	6,924
Macquarie Bank Ltd.
1.738% due 07/29/2020		8,900	8,796
Metropolitan Life Global Funding
1.300% due 04/10/2017		3,600	3,606
Mitsubishi UFJ Financial Group, Inc.
2.515% due 03/01/2021		7,900	8,064
Morgan Stanley
1.996% due 02/01/2019		9,600	9,695
MUFG Americas Holdings Corp.
1.190% due 02/09/2018		3,500	3,478
MUFG Union Bank N.A.
1.021% due 05/05/2017		6,600	6,568
Navient Corp.
8.780% due 09/15/2016	MXN	49,700	2,890
Nordea Bank AB
1.482% due 09/17/2018		$4,900	4,891
Pacific Life Global Funding
3.138% due 06/02/2018		3,500	3,445
Piper Jaffray Cos.
5.060% due 10/09/2018		1,500	1,522
PNC Bank N.A.
1.950% due 03/04/2019		5,600	5,663
Pricoa Global Funding
1.350% due 08/18/2017		23,600	23,511
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	2,735	3,423
Santander Bank N.A.
1.551% due 01/12/2018		$6,200	6,146
Shinhan Bank
1.270% due 04/08/2017		13,600	13,584
Springleaf Finance Corp.
6.500% due 09/15/2017		4,900	5,022
Sumitomo Mitsui Banking Corp.
1.200% due 01/16/2018		12,300	12,245
Synchrony Financial
1.849% due 02/03/2020		5,600	5,416

UBS AG
1.195% due 06/01/2017		6,500	6,496
UBS Group Funding Jersey Ltd.
2.443% due 04/14/2021 (b)		9,900	9,912
Wachovia Corp.
0.992% due 10/15/2016		5,000	4,999
WEA Finance LLC
1.750% due 09/15/2017		1,000	997
Wells Fargo & Co.
1.501% due 07/22/2020		2,000	1,986
1.975% due 03/04/2021		7,900	8,037

			568,495

INDUSTRIALS 12.6%
Actavis Funding SCS
1.712% due 03/12/2018		1,700	1,710
1.887% due 03/12/2020		5,300	5,284
2.450% due 06/15/2019		300	304
Actavis, Inc.
1.875% due 10/01/2017		2,800	2,813
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020		4,300	4,324
Amgen, Inc.
2.125% due 05/15/2017		3,695	3,735
2.200% due 05/22/2019		2,700	2,765
Anheuser-Busch InBev Finance, Inc.
1.900% due 02/01/2019		4,200	4,262
2.650% due 02/01/2021		3,400	3,498
BAT International Finance PLC
1.144% due 06/15/2018		9,200	9,140
1.850% due 06/15/2018		1,600	1,614
Becton Dickinson and Co.
1.800% due 12/15/2017		2,100	2,110
2.675% due 12/15/2019		900	924
Boston Scientific Corp.
2.850% due 05/15/2020		2,800	2,847
5.125% due 01/12/2017		1,500	1,542
Canadian Natural Resources Ltd.
1.750% due 01/15/2018		1,200	1,171
Cardinal Health, Inc.
1.950% due 06/15/2018		1,000	1,005
CCO Safari LLC
3.579% due 07/23/2020		3,700	3,785
4.464% due 07/23/2022		600	629
CNPC General Capital Ltd.
1.450% due 04/16/2016		3,400	3,400
ConocoPhillips Co.
1.517% due 05/15/2022		3,500	3,215
Cox Communications, Inc.
9.375% due 01/15/2019		400	470
Daimler Finance North America LLC
0.985% due 03/10/2017		11,400	11,351
1.053% due 03/02/2018		2,700	2,671
2.000% due 08/03/2018		6,000	6,054
2.375% due 08/01/2018		900	915
DISH DBS Corp.
4.625% due 07/15/2017		4,700	4,806
Dominion Gas Holdings LLC
2.500% due 12/15/2019		2,300	2,338
Energy Transfer Partners LP
6.700% due 07/01/2018		2,000	2,100
Freeport-McMoRan, Inc.
2.300% due 11/14/2017		2,200	2,040
Georgia-Pacific LLC
2.539% due 11/15/2019		4,400	4,423
5.400% due 11/01/2020		2,400	2,685
Gilead Sciences, Inc.
1.850% due 09/04/2018		1,100	1,120
2.350% due 02/01/2020		800	819
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,300	1,350
4.500% due 12/06/2016	JPY	109,000	903
Hewlett Packard Enterprise Co.
2.369% due 10/05/2017		$4,100	4,108
2.450% due 10/05/2017		5,900	5,941
Humana, Inc.
7.200% due 06/15/2018		1,200	1,335
Hyundai Capital America
1.450% due 02/06/2017		950	949
1.875% due 08/09/2016		300	301
Imperial Tobacco Finance PLC
2.050% due 02/11/2018		1,250	1,254
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		500	494
9.000% due 02/01/2019		300	341

Kinder Morgan, Inc.
2.000% due 12/01/2017		1,500	1,485
3.050% due 12/01/2019		4,000	3,943
7.000% due 06/15/2017		1,500	1,574
7.250% due 06/01/2018		400	428
KLA-Tencor Corp.
2.375% due 11/01/2017		500	503
3.375% due 11/01/2019		150	153
Korea National Oil Corp.
4.000% due 10/27/2016		7,200	7,319
Kraft Heinz Foods Co.
2.000% due 07/02/2018		2,300	2,323
Kroger Co.
1.150% due 10/17/2016		5,600	5,604
Lowe’s Cos., Inc.
1.232% due 09/14/2018		1,200	1,207
Medtronic, Inc.
1.375% due 04/01/2018		2,900	2,918
1.434% due 03/15/2020		6,300	6,287
Merck & Co., Inc.
0.996% due 02/10/2020		5,700	5,675
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019		1,400	1,564
MGM Resorts International
6.875% due 04/01/2016		500	500
7.500% due 06/01/2016		7,700	7,767
10.000% due 11/01/2016		3,400	3,541
Newell Rubbermaid, Inc.
2.600% due 03/29/2019		1,500	1,523
Nissan Motor Acceptance Corp.
1.800% due 03/15/2018		200	200
1.950% due 09/12/2017		400	402
2.350% due 03/04/2019		200	203
Pearson Dollar Finance PLC
6.250% due 05/06/2018		600	645
Pioneer Natural Resources Co.
6.875% due 05/01/2018		300	319
QUALCOMM, Inc.
3.000% due 05/20/2022		4,600	4,803
Reynolds American, Inc.
2.300% due 06/12/2018		1,800	1,837
Sabine Pass LNG LP
7.500% due 11/30/2016		2,500	2,574
SABMiller Holdings, Inc.
2.200% due 08/01/2018		1,300	1,330
2.450% due 01/15/2017		500	505
3.750% due 01/15/2022		200	212
SABMiller PLC
6.500% due 07/15/2018		300	329
Southern Natural Gas Co. LLC
5.900% due 04/01/2017		300	309
Southwest Airlines Co.
2.750% due 11/06/2019		6,300	6,488
Southwestern Energy Co.
3.300% due 01/23/2018		700	563
4.050% due 01/23/2020		2,300	1,685
Telefonica Emisiones S.A.U.
1.275% due 06/23/2017		13,000	12,947
5.375% due 02/02/2018	GBP	1,300	1,986
6.421% due 06/20/2016		$1,600	1,617
Thermo Fisher Scientific, Inc.
1.300% due 02/01/2017		6,600	6,595
Time Warner Cable, Inc.
5.850% due 05/01/2017		700	730
6.750% due 07/01/2018		1,900	2,092
8.750% due 02/14/2019		1,100	1,289
UnitedHealth Group, Inc.
1.400% due 12/15/2017		1,000	1,006
1.450% due 07/17/2017		1,800	1,811
1.900% due 07/16/2018		1,800	1,829
Volkswagen Group of America Finance LLC
1.058% due 11/20/2017		7,500	7,360
1.250% due 05/23/2017		1,500	1,490
2.450% due 11/20/2019		4,200	4,178
Walgreens Boots Alliance, Inc.
1.068% due 05/18/2016		4,500	4,501
1.750% due 11/17/2017		1,700	1,705
WestRock RKT Co.
4.450% due 03/01/2019		400	419
Whirlpool Corp.
1.650% due 11/01/2017		1,100	1,103

Woodside Finance Ltd.
3.650% due 03/05/2025	950	884

		249,105

UTILITIES 5.3%
AES Corp.
3.635% due 06/01/2019	600	580
AT&T, Inc.
1.049% due 03/30/2017	6,800	6,798
1.559% due 06/30/2020	12,300	12,182
2.950% due 05/15/2016	900	902
3.000% due 06/30/2022	500	508
Consumers Energy Co.
6.700% due 09/15/2019	200	233
Dayton Power & Light Co.
1.875% due 09/15/2016	1,000	1,004
DTE Energy Co.
2.400% due 12/01/2019	3,700	3,733
Electricite de France S.A.
6.500% due 01/26/2019	100	113
Exelon Corp.
1.550% due 06/09/2017	900	899
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,500	1,569
KT Corp.
1.750% due 04/22/2017	3,700	3,704
Orange S.A.
2.750% due 09/14/2016	2,500	2,519
Petrobras Global Finance BV
2.000% due 05/20/2016	4,600	4,594
2.238% due 05/20/2016	2,500	2,497
3.002% due 03/17/2017	6,400	6,193
3.250% due 03/17/2017	1,500	1,476
3.500% due 02/06/2017	1,200	1,183
4.875% due 03/17/2020	4,400	3,673
5.750% due 01/20/2020	2,000	1,728
7.875% due 03/15/2019	2,200	2,115
Plains All American Pipeline LP
8.750% due 05/01/2019	700	775
Sprint Communications, Inc.
9.125% due 03/01/2017	14,800	15,133
Verizon Communications, Inc.
1.036% due 06/09/2017	3,500	3,494
2.382% due 09/14/2018	19,300	19,747
2.500% due 09/15/2016	2,041	2,057
2.550% due 06/17/2019	4,655	4,793
2.625% due 02/21/2020	900	927

		105,129

Total Corporate Bonds & Notes (Cost $931,922)		922,729

MUNICIPAL BONDS & NOTES 1.1%
CALIFORNIA 0.6%
University of California Revenue Bonds, Series 2011
0.938% due 07/01/2041	10,600	10,599

NEW JERSEY 0.5%
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016	9,525	9,516

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.712% due 04/01/2040	324	321

Total Municipal Bonds & Notes (Cost $20,456)		20,436

U.S. GOVERNMENT AGENCIES 16.8%
Fannie Mae
0.493% due 12/25/2036 - 07/25/2037	546	517
0.783% due 09/25/2042 - 03/25/2044	396	394
0.933% due 12/25/2022	46	46
1.000% due 01/25/2043	382	360
1.233% due 04/25/2023	48	49
1.283% due 02/25/2023	2	2
1.333% due 05/25/2022	4	4
1.341% due 06/17/2027	29	30
1.522% due 07/01/2042 - 06/01/2043	308	315
1.572% due 09/01/2041	197	201
1.722% due 09/01/2040	1	1
2.212% due 11/01/2035	48	51
2.274% due 09/01/2035	310	325

2.514% due 07/01/2035	54	56
4.326% due 12/01/2036	16	17
4.500% due 03/01/2018 - 01/01/2027	4,530	4,779
4.631% due 09/01/2034	9	10
5.000% due 05/01/2027 - 04/25/2033	237	262
5.500% due 12/01/2027 - 12/01/2028	794	890
5.703% due 12/25/2042	8	9
6.000% due 03/01/2017 - 01/01/2039	3,227	3,704
6.500% due 04/01/2036	116	133
Fannie Mae, TBA
4.000% due 04/01/2046 - 06/01/2046	133,000	142,073
4.500% due 04/01/2046 - 06/01/2046	132,000	143,490
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	1,337	1,360
Federal Housing Administration
7.430% due 10/01/2020	1	1
Freddie Mac
0.473% due 12/25/2036	668	665
0.693% due 08/25/2031	129	127
0.836% due 06/15/2018	5	5
1.522% due 02/25/2045	265	279
2.000% due 11/15/2026	8,776	8,907
2.518% due 07/01/2035	122	129
2.521% due 09/01/2035	360	382
5.000% due 05/01/2024 - 12/01/2041	590	652
5.500% due 12/01/2022 - 08/15/2030	1	1
6.500% due 07/25/2043	56	67
8.982% due 08/15/2044	5,316	6,463
Ginnie Mae
0.885% due 06/20/2065	3,960	3,921
0.945% due 10/20/2065	10,807	10,650
1.877% due 02/20/2041	746	749
6.000% due 09/15/2017	166	169

Total U.S. Government Agencies (Cost $330,740)		332,245

U.S. TREASURY OBLIGATIONS 17.4%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2018 (i)	172,892	176,032
0.125% due 04/15/2019 (i)(k)	117,279	119,864
0.625% due 07/15/2021	22,494	23,637
0.750% due 02/15/2042 (m)	1,887	1,837
1.125% due 01/15/2021 (k)(m)	10,288	11,007
1.250% due 07/15/2020 (k)(m)	4,128	4,442
1.375% due 02/15/2044 (m)	5,794	6,503

Total U.S. Treasury Obligations (Cost $340,542)		343,322

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.1%
Adjustable Rate Mortgage Trust
2.787% due 09/25/2035	928	765
Aire Valley Mortgages PLC
0.843% due 09/20/2066	2,014	1,948
American Home Mortgage Investment Trust
2.314% due 10/25/2034	180	181
2.881% due 02/25/2045	142	142
Banc of America Commercial Mortgage Trust
5.557% due 04/10/2049	2,495	2,544
5.617% due 07/10/2046	1,894	1,904
Banc of America Funding Trust
0.713% due 07/25/2037	1,061	898
3.023% due 01/20/2047 ^	426	358
Banc of America Mortgage Trust
2.682% due 07/25/2034	628	636
2.794% due 05/25/2033	380	382
2.817% due 08/25/2034	1,857	1,830
6.500% due 10/25/2031	6	6
BCAP LLC Trust
0.335% due 09/26/2035	403	398
Bear Stearns Adjustable Rate Mortgage Trust
2.460% due 08/25/2035	1,003	1,002
2.801% due 04/25/2033	4	4
2.924% due 03/25/2035	1,171	1,179
2.926% due 02/25/2033	1	1
2.948% due 07/25/2034	248	238
2.957% due 01/25/2035	3,395	3,310
2.971% due 01/25/2034	18	18
3.160% due 01/25/2035	160	155
Bear Stearns ALT-A Trust
0.593% due 02/25/2034	409	359
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	331	337
Bear Stearns Structured Products, Inc. Trust
2.414% due 12/26/2046	558	396
2.775% due 01/26/2036	958	739

Chevy Chase Funding LLC Mortgage-Backed Certificates
0.713% due 01/25/2035		71	64
Citigroup Commercial Mortgage Trust
5.705% due 12/10/2049		3,500	3,609
6.137% due 12/10/2049		766	802
Citigroup Global Markets Mortgage Securities, Inc.
7.000% due 12/25/2018		6	7
Citigroup Mortgage Loan Trust, Inc.
2.660% due 05/25/2035		152	149
2.744% due 08/25/2035 ^		612	454
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		11,478	11,752
Countrywide Alternative Loan Trust
0.613% due 05/25/2047		528	417
6.000% due 10/25/2033		13	13
Countrywide Home Loan Mortgage Pass-Through Trust
2.602% due 02/20/2036 ^		489	431
2.664% due 11/25/2034		560	530
2.670% due 11/20/2034		1,208	1,149
2.757% due 02/20/2035		784	780
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,513	3,569
5.448% due 01/15/2049		10	10
6.143% due 06/15/2038		444	443
Credit Suisse First Boston Mortgage Securities Corp.
1.055% due 03/25/2032		1	1
Credit Suisse Mortgage Capital Certificates
2.707% due 09/27/2036		2,755	2,742
2.937% due 09/26/2047		494	491
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.739% due 06/26/2035		224	221
Eurosail PLC
0.044% due 12/10/2044	EUR	155	168
1.291% due 09/13/2045	GBP	892	1,215
1.541% due 06/13/2045		9,300	12,556
Extended Stay America Trust
2.958% due 12/05/2031		$500	502
First Horizon Alternative Mortgage Securities Trust
2.428% due 09/25/2034		1,110	1,079
First Horizon Mortgage Pass-Through Trust
2.731% due 08/25/2035		294	260
2.804% due 02/25/2035		2,059	2,039
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		6,883	7,052
GMAC Mortgage Corp. Loan Trust
3.006% due 11/19/2035		217	194
Great Hall Mortgages PLC
0.769% due 06/18/2039		2,083	1,897
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039		1,600	1,634
GS Mortgage Securities Corp.
2.312% due 11/10/2045 (a)		2,842	262
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		5,000	5,176
GS Mortgage Securities Trust
5.560% due 11/10/2039		1,791	1,802
GSR Mortgage Loan Trust
2.799% due 09/25/2034		153	145
2.838% due 09/25/2035		633	636
HarborView Mortgage Loan Trust
0.652% due 05/19/2035		116	96
2.711% due 07/19/2035		607	530
Hercules Eclipse PLC
0.829% due 10/25/2018	GBP	2,236	3,167
Hilton USA Trust
1.441% due 11/05/2030		$1,813	1,808
Impac CMB Trust
1.433% due 07/25/2033		151	144
Infinity Classico
0.011% due 02/15/2024	EUR	739	827
JPMorgan Chase Commercial Mortgage Securities Trust
2.039% due 10/15/2045		$21,525	1,720
5.257% due 05/15/2047		3,008	3,039
5.397% due 05/15/2045		489	491
5.420% due 01/15/2049		541	552
5.794% due 02/12/2051		3,623	3,765
5.882% due 02/15/2051		1,300	1,343
JPMorgan Commercial Mortgage-Backed Securities Trust
5.635% due 03/18/2051		1,962	1,982
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		26	22
Juno Eclipse Ltd.
0.000% due 11/20/2022 (e)	EUR	1,452	1,611
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		$1,409	1,420

MASTR Asset Securitization Trust
5.500% due 09/25/2033		5	5
Merrill Lynch Mortgage Investors Trust
0.683% due 11/25/2035		190	171
1.093% due 09/25/2029		1,098	1,088
1.439% due 10/25/2035		115	109
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,756
Morgan Stanley Capital Trust
5.665% due 04/15/2049		9,828	10,100
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.713% due 12/25/2035		684	596
0.743% due 04/25/2035		2,202	2,167
PHHMC Trust
5.644% due 07/18/2035		684	686
Prime Mortgage Trust
0.833% due 02/25/2034		8	8
Residential Funding Mortgage Securities, Inc. Trust
3.190% due 09/25/2035 ^		959	736
RFTI Issuer Ltd.
2.186% due 08/15/2030		10,000	9,984
Structured Adjustable Rate Mortgage Loan Trust
1.751% due 01/25/2035		291	231
2.707% due 08/25/2035		252	235
2.718% due 08/25/2034		415	410
2.795% due 02/25/2034		291	288
Structured Asset Mortgage Investments Trust
0.713% due 02/25/2036 ^		166	127
1.092% due 09/19/2032		3	3
Ulysses European Loan Conduit PLC
0.749% due 07/25/2017	GBP	2,700	3,826
Vulcan European Loan Conduit Ltd.
0.101% due 05/15/2017	EUR	242	272
Wachovia Bank Commercial Mortgage Trust
0.651% due 04/15/2047		$9,800	9,543
5.749% due 07/15/2045		2,010	2,017
WaMu Mortgage Pass-Through Certificates Trust
0.703% due 12/25/2045		129	119
1.081% due 01/25/2047		329	295
1.113% due 01/25/2045		887	806
1.551% due 11/25/2042		53	49
1.717% due 08/25/2042		119	114
1.751% due 06/25/2042		30	29
Washington Mutual Mortgage Loan Trust
1.518% due 05/25/2041		5	5
Wells Fargo Commercial Mortgage Trust
2.051% due 10/15/2045 (a)		4,715	397
Wells Fargo Mortgage-Backed Securities Trust
2.749% due 09/25/2034		5,495	5,590
2.814% due 03/25/2035		254	255
2.837% due 03/25/2036		349	345
2.838% due 01/25/2035		378	380
2.853% due 12/25/2034		313	307

Total Non-Agency Mortgage-Backed Securities (Cost $165,819)			160,547

ASSET-BACKED SECURITIES 11.5%
ACE Securities Corp. Home Equity Loan Trust
0.493% due 10/25/2036		111	59
1.333% due 12/25/2034		1,518	1,358
Ally Auto Receivables Trust
0.680% due 07/17/2017		1,246	1,246
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.936% due 09/25/2035		7,100	6,355
Amortizing Residential Collateral Trust
1.013% due 07/25/2032		13	12
Ares European CLO BV
0.098% due 08/15/2024	EUR	381	432
Asset-Backed Funding Certificates Trust
1.108% due 06/25/2035		$10,661	10,241
Asset-Backed Securities Corp. Home Equity Loan Trust
2.086% due 03/15/2032		112	109
Atrium CDO Corp.
1.421% due 11/16/2022		3,237	3,223
Avoca CLO PLC
0.157% due 01/16/2023	EUR	21	24
Bear Stearns Asset-Backed Securities Trust
1.433% due 10/25/2037		$2,023	1,863
Cadogan Square CLO BV
0.119% due 08/12/2022	EUR	225	256
0.177% due 01/17/2023		937	1,056
Capital Auto Receivables Asset Trust
1.138% due 11/20/2018		$5,000	5,003
Carlyle Global Market Strategies CLO Ltd.
1.854% due 04/20/2022		5,200	5,179

Carlyle High Yield Partners Ltd.
0.845% due 04/19/2022		724	702
Cavalry CLO Ltd.
1.990% due 01/16/2024		10,200	10,170
Celf Loan Partners PLC
0.342% due 12/15/2021	EUR	890	1,006
CIFC Funding Ltd.
1.587% due 01/19/2023		$3,968	3,969
1.986% due 12/05/2024		4,800	4,768
Citigroup Mortgage Loan Trust, Inc.
1.153% due 09/25/2035 ^		6,200	5,859
Countrywide Asset-Backed Certificates
0.613% due 09/25/2036		1,958	1,929
0.673% due 12/25/2031 ^		30	22
1.133% due 12/25/2033		1,627	1,550
1.233% due 03/25/2033		1,172	1,080
Credit Suisse First Boston Mortgage Securities Corp.
1.053% due 01/25/2032		7	6
Doral CLO Ltd.
1.885% due 05/26/2023		5,926	5,924
Duane Street CLO Ltd.
0.848% due 11/14/2021		314	309
Educational Services of America, Inc.
1.583% due 09/25/2040		1,735	1,730
Elm CLO Ltd.
2.020% due 01/17/2023		7,822	7,879
Equity One Mortgage Pass-Through Trust
0.993% due 11/25/2032		4	4
First Franklin Mortgage Loan Trust
1.153% due 05/25/2035		300	293
Fortress Credit Investments Ltd.
1.870% due 07/17/2023		4,360	4,336
Four Corners CLO Ltd.
0.889% due 01/26/2020		881	870
Fraser Sullivan CLO Ltd.
1.699% due 04/20/2023		3,414	3,413
Galaxy CLO Ltd.
1.908% due 08/20/2022		893	894
GE-WMC Mortgage Securities Trust
0.473% due 08/25/2036		11	5
GoldenTree Loan Opportunities Ltd.
1.315% due 10/18/2021		660	657
GSAMP Trust
0.823% due 01/25/2036		1,067	874
Halcyon Structured Asset Management European CLO BV
0.175% due 01/25/2023	EUR	335	379
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		$5,304	5,307
Inwood Park CDO Ltd.
0.849% due 01/20/2021		2,261	2,260
JPMorgan Mortgage Acquisition Corp.
0.613% due 02/25/2036		595	571
0.663% due 05/25/2035		7,761	7,549
Jubilee CDO BV
0.116% due 08/21/2021	EUR	165	186
0.776% due 10/15/2019		677	771
LCM LP
1.824% due 07/14/2022		$2,918	2,923
1.881% due 10/19/2022		5,100	5,023
Leopard CLO BV
0.140% due 07/24/2023	EUR	843	956
Lockwood Grove CLO Ltd.
1.989% due 01/25/2024		$5,400	5,368
Madison Park Funding Ltd.
0.857% due 02/26/2021		4,193	4,137
0.890% due 03/25/2020		1,822	1,803
1.884% due 06/15/2022		648	648
Malin CLO BV
0.029% due 05/07/2023	EUR	2,517	2,837
0.104% due 05/07/2023		2,000	2,207
Massachusetts Educational Financing Authority
1.569% due 04/25/2038		$527	519
Mercator CLO PLC
0.048% due 02/18/2024	EUR	577	651
Merrill Lynch Mortgage Investors Trust
0.633% due 08/25/2036		$23	23
Motor PLC
1.033% due 06/25/2022		10,000	9,986
MT Wilson CLO Ltd.
0.847% due 07/11/2020		492	491
Navient Private Education Loan Trust
1.636% due 12/15/2028		2,100	2,045
Panhandle-Plains Higher Education Authority, Inc.
1.755% due 10/01/2035		1,268	1,268
Panther CDO BV
0.304% due 03/20/2084	EUR	3,712	4,094

Prospero CLO BV
0.098% due 10/20/2022		236	268
Queen Street CLO BV
0.088% due 08/15/2024		264	299
RAAC Trust
0.913% due 03/25/2037		$618	597
Renaissance Home Equity Loan Trust
0.933% due 12/25/2033		3,541	3,299
Residential Asset Securities Corp. Trust
0.753% due 01/25/2036		3,618	3,585
1.321% due 01/25/2034		4,360	3,871
SLC Student Loan Trust
0.734% due 09/15/2026		4,900	4,732
0.748% due 11/15/2021		7,105	7,046
SLM Private Credit Student Loan Trust
0.814% due 03/15/2024		697	689
0.824% due 12/15/2023		518	511
SLM Private Education Loan Trust
1.186% due 10/16/2023		677	676
1.486% due 06/15/2023		336	336
SLM Student Loan Trust
0.709% due 10/25/2024		4,089	4,005
2.119% due 04/25/2023		501	495
South Carolina Student Loan Corp.
1.386% due 03/02/2020		1,230	1,220
Specialty Underwriting & Residential Finance Trust
0.823% due 12/25/2036		4,800	3,897
SpringCastle America Funding LLC
2.700% due 05/25/2023		6,212	6,189
Stone Tower CLO Ltd.
0.850% due 04/17/2021		596	590
Structured Asset Investment Loan Trust
1.138% due 03/25/2034		662	601
1.408% due 10/25/2033		844	816
Sunrise SRL
0.299% due 08/27/2031	EUR	448	510
Symphony CLO LP
1.920% due 04/16/2022		$985	981
Symphony CLO Ltd.
1.586% due 07/23/2023		4,100	4,100
Telos CLO Ltd.
2.290% due 04/17/2025 (b)		9,900	9,901
Voya CLO Ltd.
1.922% due 10/15/2022		4,800	4,789
1.942% due 10/15/2022		5,300	5,295
Wells Fargo Home Equity Asset-Backed Securities Trust
0.693% due 05/25/2036		1,100	1,034
Wood Street CLO BV
0.231% due 11/22/2021	EUR	226	255

Total Asset-Backed Securities (Cost $225,518)			227,254

SOVEREIGN ISSUES 6.4%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		2,200	2,358
Autonomous Community of Catalonia
4.750% due 06/04/2018		2,700	3,082
Export-Import Bank of Korea
1.374% due 01/14/2017		$4,600	4,608
Korea Development Bank
1.246% due 01/22/2017		800	800
3.250% due 09/20/2016		1,500	1,516
3.875% due 05/04/2017		1,200	1,233
Korea Housing Finance Corp.
3.500% due 12/15/2016		1,500	1,523
Korea Land & Housing Corp.
1.875% due 08/02/2017		500	502
Mexico Government International Bond
4.000% due 11/15/2040 (g)	MXN	3,267	200
5.000% due 06/16/2016 (g)		7,078	411
8.500% due 12/13/2018		1,483,500	93,966
Province of Ontario
1.000% due 07/22/2016		$2,800	2,803
1.100% due 10/25/2017		13,600	13,623

Total Sovereign Issues (Cost $126,137)			126,625

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (c)		4,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.7%
CERTIFICATES OF DEPOSIT 0.9%
Intesa Sanpaolo SpA
1.997% due 04/11/2016		$14,600	14,601
Itau Unibanco Holding S.A.
1.605% due 06/21/2016		2,200	2,201

			16,802

COMMERCIAL PAPER 2.6%
AutoNation, Inc.
1.300% due 04/21/2016		9,800	9,796
Entergy Corp.
1.130% due 04/05/2016		5,000	5,000
Exelon Generation Co. LLC
1.050% due 05/11/2016		7,100	7,096
HP, Inc.
0.890% due 04/15/2016		4,300	4,299
Hyundai Capital America
0.920% due 05/09/2016		7,100	7,096
Pepco Holdings, Inc.
1.100% due 04/15/2016		9,900	9,897
Wyndham Worldwide
1.040% due 04/13/2016		8,700	8,698

			51,882

REPURCHASE AGREEMENTS (h) 0.1%			2,884

SHORT-TERM NOTES 0.5%
JPMorgan Chase Bank N.A.
4.056% due 10/04/2016 (f)		10,600	10,488

MEXICO TREASURY BILLS 0.3%
3.620% due 05/26/2016 (e)(f)	MXN	81,000	4,661

U.S. TREASURY BILLS 0.3%
0.228% due 04/07/2016 - 04/28/2016 (d)(e)(m)		$5,906	5,906

Total Short-Term Instruments (Cost $92,872)			92,623

Total Investments in Securities (Cost $2,235,739)			2,227,513

	SHARES
INVESTMENTS IN AFFILIATES 3.3%
SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio III		6,630,813	65,519

Total Short-Term Instruments (Cost $65,506)			65,519

Total Investments in Affiliates (Cost $65,506)			65,519

Total Investments 116.1% (Cost $2,301,245)			$2,293,032
Financial Derivative Instruments (j)(l) (0.2%) (Cost or Premiums, net $(426))			(4,072)
Other Assets and Liabilities, net (15.9%)			(313,093)

Net Assets 100.0%			$1,975,867

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon bond.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$2,884	U.S. Treasury Notes 1.625% due 04/30/2019	$(2,944)	$2,884	$2,884

Total Repurchase Agreements						$(2,944)	$2,884	$2,884

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.600%	02/04/2016	04/05/2016	$(5,672)	$(5,677)
	0.600	02/08/2016	04/08/2016	(1,133)	(1,134)

Total Reverse Repurchase Agreements					$(6,811)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.850%	03/31/2016	04/01/2016	$(8,355)	$(8,355)

Total Sale-Buyback Transactions					$(8,355)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(5,173) at a weighted average interest rate of 0.586%.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	5.000%	04/13/2046	$100	$(111)	$(110)
Fannie Mae, TBA	6.000	04/01/2046	3,000	(3,413)	(3,419)
Freddie Mac, TBA	5.000	04/13/2046	500	(549)	(550)

Total Short Sales				$(4,073)	$(4,079)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(i)	Securities with an aggregate market value of $15,235 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance June Futures	Long	06/2016	676	$(158)	$0	$(39)
3-Month Canada Bankers Acceptance September Futures	Long	09/2016	458	(13)	0	(40)
90-Day Eurodollar December Futures	Short	12/2017	400	(8)	0	(40)
90-Day Eurodollar June Futures	Short	06/2018	556	(184)	0	(69)
90-Day Eurodollar March Futures	Short	03/2018	633	(223)	0	(79)
90-Day Eurodollar September Futures	Short	09/2018	153	(63)	0	(21)
U.S. Treasury 2-Year Note June Futures	Long	06/2016	1,726	94	135	0
U.S. Treasury 5-Year Note June Futures	Long	06/2016	719	156	157	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2018	1,968	341	71	(212)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2018	575	(330)	20	(62)

Total Futures Contracts				$(388)	$383	$(562)

Swap Agreements:

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019		$58,300	$(2,367)	$(987)	$0	$(70)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		233,600	(10,469)	(4,356)	0	(407)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		104,800	4,657	3,008	176	0
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		28,700	(1,519)	(1,073)	0	(106)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		3,700	(536)	(460)	0	(26)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		4,000	(324)	(52)	0	(28)
Receive	6-Month GBP-LIBOR *	1.250	09/21/2018	GBP	7,100	(83)	21	0	(7)
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018		37,600	(173)	(87)	0	(34)
Pay	28-Day MXN-TIIE	3.960	05/16/2016	MXN	931,900	(10)	(94)	0	0
Receive	28-Day MXN-TIIE	4.135	06/22/2016		5,803,000	(9)	(9)	1	0
Pay	28-Day MXN-TIIE	4.380	12/21/2017		1,595,500	(284)	(827)	1	0
Pay	28-Day MXN-TIIE	4.090	01/31/2018		1,845,900	(961)	(961)	2	0
Pay	28-Day MXN-TIIE	5.250	06/11/2018		15,300	11	(4)	0	0
Pay	28-Day MXN-TIIE	5.500	06/11/2018		18,800	20	(5)	0	0
Pay	28-Day MXN-TIIE	4.955	06/24/2019		360,000	49	57	9	0
Pay	28-Day MXN-TIIE	5.280	10/02/2019		370,000	230	35	12	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		354,500	43	64	11	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		667,100	762	193	27	0
Pay	28-Day MXN-TIIE	5.575	03/16/2022		224,800	40	285	18	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		52,600	18	83	3	0

						$(10,905)	$(5,169)	$260	$(678)

Total Swap Agreements						$(10,905)	$(5,169)	$260	$(678)

*	This security has a forward starting effective date.
(1)	Unsettled variation margin asset of $27 and liability of $(84) for closed futures is outstanding at period end.

(k)	Securities with an aggregate market value of $12,565 and cash of $1,983 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	05/2016		$1,025	MYR	4,466	$127	$0
BOA	05/2016	EUR	10,043		$11,149	0	(292)
	05/2016	MXN	70,836		4,026	0	(57)
	05/2016	MYR	876		197	0	(29)
	05/2016	SGD	92		65	0	(3)
	05/2016		$6,204	EUR	5,526	91	0
	05/2016		217	INR	14,797	5	0
	05/2016		643	THB	23,444	23	0
	05/2016		1,957	TWD	65,677	86	0
BPS	09/2016	CNH	13,233		$1,953	0	(79)
	10/2016		66,011		9,715	0	(406)
	10/2016		$1,948	CNH	13,233	81	0
	12/2016		9,663		66,011	420	0
	01/2017	BRL	20,000		$7,269	2,116	0
BRC	05/2016	MXN	1,438,721		80,717	0	(2,210)
	05/2016		$1,043	MXN	18,136	6	(4)
	05/2016		1,915	MYR	8,168	191	0
CBK	04/2016	BRL	185,472		$52,839	1,286	(29)
	04/2016		$46,309	BRL	185,472	5,273	0
	05/2016	CAD	20,984		$15,418	0	(740)
	05/2016	EUR	21,542		23,759	0	(782)
	05/2016	JPY	1,320,700		11,661	0	(87)
	05/2016	MXN	116,062		6,607	0	(83)
	05/2016		$5,616	CAD	7,573	216	0
	05/2016		4,667	EUR	4,165	78	0
	05/2016		5,943	MXN	106,045	169	0
	05/2016		1,072	MYR	4,459	78	0
	05/2016		544	RUB	39,107	32	0
	09/2016		4,173	CNH	28,447	192	0
DUB	04/2016	BRL	98,600		$27,705	283	0
	04/2016		$24,483	BRL	98,600	2,939	0
	05/2016	MYR	50,957		$11,807	0	(1,334)
	05/2016	THB	128,878		3,618	0	(41)
	10/2016	BRL	34,544		9,067	0	(52)
	12/2016		$5,427	CNH	36,955	218	0
FBF	04/2016	BRL	45,300		$12,601	2	0
	04/2016		$12,656	BRL	45,300	49	(106)
	05/2016	BRL	8,347		$2,257	0	(46)
	05/2016		$629	TWD	20,851	20	0
GLM	04/2016	BRL	47,101		$13,235	135	0
	04/2016		$11,773	BRL	47,101	1,326	0
	04/2016		35,950	GBP	25,175	208	0
	05/2016	AUD	234		$179	0	0
	05/2016	CAD	5,304		3,837	0	(248)
	05/2016	EUR	8,710		9,732	0	(191)
	05/2016	GBP	25,175		35,953	0	(208)
	05/2016	JPY	1,433,400		12,855	104	0
	05/2016	MXN	94,212		5,696	276	(7)
	05/2016	RUB	466,689		6,508	0	(356)
	05/2016		$9,500	CAD	12,888	424	0
	05/2016		832	THB	30,376	30	0
	09/2016	CNH	30,853		$4,549	0	(185)
	10/2016		$7,444	CNH	50,697	329	0
HUS	04/2016	BRL	54,526		$15,134	0	(31)
	04/2016		$15,321	BRL	54,526	0	(157)
	05/2016	MYR	48,280		$11,244	0	(1,206)
	05/2016		$15,023	BRL	54,526	21	0
	05/2016		4,528	MYR	19,082	393	0
	10/2016	CNH	63,822		$9,761	0	(24)
	12/2016		33,375		5,023	0	(75)
JPM	04/2016		$3,133	GBP	2,182	1	0
	04/2016		5,892	RUB	434,279	551	0
	05/2016	AUD	733		$518	0	(42)
	05/2016	CAD	1,721		1,298	0	(27)
	05/2016	EUR	5,069		5,563	0	(211)
	05/2016	JPY	1,459,100		12,953	16	(42)
	05/2016	THB	172,001		4,810	0	(74)
	05/2016	TWD	27,855		830	0	(37)
	05/2016		$1,514	CAD	2,038	55	0
	05/2016		18,243	JPY	2,063,073	108	0
	05/2016		2,826	MYR	11,803	218	0
	05/2016		2,631	THB	94,535	53	0
	05/2016		3,315	TWD	109,787	100	0
	10/2016	BRL	143,300		$34,111	0	(3,717)
	10/2016		$37,552	BRL	143,300	276	0
	10/2016		5,067	CNH	34,504	224	0
MSB	04/2016	BRL	180,000		$43,946	0	(6,114)
	04/2016		$50,577	BRL	180,000	0	(517)
	12/2016	CNH	69,590		$10,460	0	(171)
NGF	05/2016		$5,875	MYR	25,141	609	0
	05/2016		5,554	THB	198,923	94	0
	05/2016		830	TWD	27,880	37	0
RYL	05/2016	MXN	18,749		$1,069	0	(11)
SCX	04/2016	GBP	27,357		38,076	0	(1,215)
	05/2016	EUR	23,045		25,584	0	(670)
	05/2016	THB	88,565		2,423	0	(92)
	05/2016	TWD	203,390		6,086	0	(242)
	05/2016		$5,718	EUR	5,093	84	0
	05/2016		2,491	MYR	10,659	258	0
	05/2016		892	THB	31,935	15	0
	09/2016		1,944	CNH	13,233	88	0
	10/2016		1,324		8,845	33	0
SOG	05/2016	MYR	7,023		$1,587	0	(224)
UAG	05/2016	JPY	3,414,200		30,053	0	(316)
	05/2016		$7,679	EUR	6,841	114	0
	05/2016		24,593	JPY	2,762,300	0	(22)
	05/2016		5,238	MYR	22,161	477	0
	09/2016		352	CNH	2,406	17	0

Total Forward Foreign Currency Contracts						$20,655	$(22,812)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150%	07/05/2016	$173,700	$56	$16
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/01/2016	276,000	93	11
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	525,000	190	21

							$339	$48

Total Purchased Options							$339	$48

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		$3,600	$(205)	$(48)
BRC	Call - OTC AUD versus USD		$0.745	04/21/2016	AUD	4,000	(20)	(93)
CBK	Call - OTC USD versus CAD	CAD	1.372	04/21/2016		$7,600	(39)	(3)
	Put - OTC USD versus MXN	MXN	17.800	04/15/2016		1,700	(19)	(53)
FBF	Put - OTC USD versus MXN		18.200	04/14/2016		6,400	(59)	(338)
GLM	Call - OTC EUR versus USD		$1.136	05/05/2016	EUR	18,800	(143)	(266)
	Call - OTC USD versus CAD	CAD	1.373	04/01/2016		$3,900	(22)	0
	Put - OTC USD versus MXN	MXN	18.200	04/05/2016		7,900	(64)	(422)
	Call - OTC USD versus MXN		18.200	04/20/2016		6,300	(85)	(7)
	Call - OTC USD versus MXN		18.450	04/29/2016		6,400	(85)	(8)
HUS	Call - OTC AUD versus USD		$0.743	04/04/2016	AUD	2,300	(9)	(54)
JPM	Call - OTC EUR versus USD		1.127	05/04/2016	EUR	12,500	(90)	(245)
UAG	Put - OTC EUR versus USD		1.102	04/28/2016		18,700	(91)	(24)
	Call - OTC EUR versus USD		1.125	04/29/2016		6,300	(44)	(123)

							$(975)	$(1,684)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.450%	06/24/2016	$65,000	$(117)	$(142)
	Put - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.050	06/24/2016	65,000	(81)	(42)

							$(198)	$(184)

Total Written Options							$(1,173)	$(1,868)

*	The underlying security has a forward starting effective date.

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.726%	EUR	5,200	$113	$(51)	$62	$0
	China Government International Bond	1.000	06/20/2019	0.738		$2,800	21	3	24	0
BPS	BP Capital Markets America, Inc.	1.000	12/20/2019	0.726	EUR	1,500	34	(16)	18	0
	Continental AG	1.000	12/20/2020	0.546		2,400	7	53	60	0
BRC	Berkshire Hathaway, Inc.	1.000	03/20/2019	0.509		$3,700	59	(5)	54	0
	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.195		1,000	(29)	16	0	(13)
	MetLife, Inc.	1.000	03/20/2019	0.736		2,700	20	2	22	0
	Mexico Government International Bond	1.000	03/20/2018	0.690		4,300	(7)	34	27	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.033	EUR	3,200	(66)	65	0	(1)
CBK	BP Capital Markets America, Inc.	1.000	12/20/2019	0.726		1,100	25	(12)	13	0
	Brazil Government International Bond	1.000	06/20/2016	0.596		$27,000	(52)	85	33	0
	HSBC Bank PLC	1.000	03/20/2019	1.406	EUR	3,600	(36)	(12)	0	(48)
	Mexico Government International Bond	1.000	09/20/2016	0.289		$1,000	5	(1)	4	0
DUB	Berkshire Hathaway, Inc.	1.000	03/20/2019	0.509		1,700	36	(11)	25	0
	China Government International Bond	1.000	03/20/2019	0.700		1,300	1	11	12	0
	China Government International Bond	1.000	06/20/2019	0.738		600	5	0	5	0
	MetLife, Inc.	1.000	03/20/2019	0.736		1,700	29	(15)	14	0
	Mexico Government International Bond	1.000	06/20/2016	0.289		7,900	19	(4)	15	0
	Mexico Government International Bond	1.000	09/20/2016	0.289		700	3	0	3	0
FBF	BP Capital Markets America, Inc.	1.000	12/20/2019	0.726	EUR	200	4	(2)	2	0
	Brazil Government International Bond	1.000	12/20/2016	0.629		$3,800	(62)	73	11	0
	Prudential Financial, Inc.	1.000	09/20/2019	0.813		3,400	69	(46)	23	0
	Wendel S.A.	5.000	12/20/2019	1.219	EUR	300	74	(26)	48	0
GST	Brazil Government International Bond	1.000	12/20/2016	0.629		$1,100	(19)	22	3	0
	MetLife, Inc.	1.000	06/20/2016	0.229		3,800	65	(57)	8	0
	Mexico Government International Bond	1.000	09/20/2016	0.289		1,900	9	(2)	7	0
	Wendel S.A.	5.000	12/20/2019	1.219	EUR	1,000	251	(91)	160	0
HUS	Mexico Government International Bond	1.000	09/20/2016	0.289		$700	4	(1)	3	0
JPM	BP Capital Markets America, Inc.	1.000	12/20/2019	0.726	EUR	3,800	85	(40)	45	0
	China Government International Bond	1.000	06/20/2019	0.738		$3,000	15	11	26	0
	Mexico Government International Bond	1.000	09/20/2016	0.289		800	4	(1)	3	0
	Prudential Financial, Inc.	1.000	09/20/2019	0.813		5,000	102	(69)	33	0
	PSEG Power LLC	1.000	12/20/2018	0.557		1,700	11	10	21	0
	Volkswagen International Finance NV	1.000	12/20/2018	1.240	EUR	1,700	(104)	92	0	(12)
MYC	BP Capital Markets America, Inc.	1.000	12/20/2019	0.726		3,400	78	(37)	41	0
	BP Capital Markets America, Inc.	1.000	03/20/2020	0.770		2,800	47	(17)	30	0
	Wendel S.A.	5.000	12/20/2019	1.219		1,600	397	(141)	256	0

							$1,217	$(180)	$1,111	$(74)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$193	$0	$2	$2	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	386	0	3	3	0
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	8,576	(59)	27	0	(32)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	10,100	(750)	296	0	(454)

					$(809)	$328	$5	$(486)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
HUS	Pay	28-Day MXN-TIIE	5.500%	06/11/2018	MXN	2,700	$0	$3	$3	$0

Total Swap Agreements							$408	$151	$1,119	$(560)

(m)	Securities with an aggregate market value of $14,321 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,732	$0	$1,732
Corporate Bonds & Notes
Banking & Finance	0	568,495	0	568,495
Industrials	0	249,105	0	249,105
Utilities	0	105,129	0	105,129
Municipal Bonds & Notes
California	0	10,599	0	10,599
New Jersey	0	9,516	0	9,516
Texas	0	321	0	321
U.S. Government Agencies	0	332,244	1	332,245
U.S. Treasury Obligations	0	343,322	0	343,322
Non-Agency Mortgage-Backed Securities	0	160,151	396	160,547
Asset-Backed Securities	0	217,353	9,901	227,254
Sovereign Issues	0	126,625	0	126,625
Short-Term Instruments
Certificates of Deposit	0	16,802	0	16,802
Commercial Paper	0	51,882	0	51,882
Repurchase Agreements	0	2,884	0	2,884
Short-Term Notes	0	10,488	0	10,488
Mexico Treasury Bills	0	4,661	0	4,661
U.S. Treasury Bills	0	5,906	0	5,906
	$0	$2,217,215	$10,298	$2,227,513

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$65,519	$0	$0	$65,519

Total Investments	$65,519	$2,217,215	$10,298	$2,293,032

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,079)	$0	$(4,079)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	383	260	0	643
Over the counter	0	21,822	0	21,822
	$383	$22,082	$0	$22,465

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(562)	(678)	0	(1,240)
Over the counter	0	(25,240)	0	(25,240)

	$(562)	$(25,918)	$0	$(26,480)

Totals	$65,340	$2,209,300	$10,298	$2,284,938

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Money Market Portfolio

March 31, 2016 (Unaudited)

MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.0%
SHORT-TERM INSTRUMENTS 100.0%
TREASURY REPURCHASE AGREEMENTS (a) 100.0%	$31,052

Total Short-Term Instruments (Cost $31,052)	31,052

Total Investments in Securities (Cost $31,052)	31,052

Total Investments 100.0% (Cost $31,052)	$31,052
Other Assets and Liabilities, net 0.0%	(11)

Net Assets 100.0%	$31,041

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.470%	03/31/2016	04/01/2016	$5,000	U.S. Treasury Notes 1.500% due 03/31/2023	$(5,111)	$5,000	$5,000
BPG	0.460	03/31/2016	04/01/2016	11,000	U.S. Treasury Notes 1.750% due 05/15/2023	(11,253)	11,000	11,000
FAR	0.470	03/31/2016	04/01/2016	5,000	U.S. Treasury Notes 1.375% due 10/31/2020	(5,113)	5,000	5,000
RDR	0.470	03/31/2016	04/01/2016	3,800	U.S. Treasury Notes 1.750% due 09/30/2022	(3,890)	3,800	3,800
SSB	0.010	03/31/2016	04/01/2016	252	U.S. Treasury Notes 1.625% due 04/30/2019	(262)	252	252
TDM	0.460	03/31/2016	04/01/2016	6,000	U.S. Treasury Bonds 3.000% due 11/15/2044	(6,219)	6,000	6,000

Total Repurchase Agreements						$(31,848)	$31,052	$31,052

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Short-Term Instruments
Treasury Repurchase Agreements	$0	$31,052	$0	$31,052

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 140.7%
BANK LOAN OBLIGATIONS 0.0%
Valeant Pharmaceuticals International, Inc.
4.000% due 04/01/2022		$99	$94

Total Bank Loan Obligations (Cost $93)			94

CORPORATE BONDS & NOTES 13.3%
BANKING & FINANCE 10.9%
Ally Financial, Inc.
2.750% due 01/30/2017		19,500	19,451
5.500% due 02/15/2017		2,500	2,552
6.250% due 12/01/2017		12,900	13,481
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2054	EUR	1,000	1,160
Bank of America Corp.
2.250% due 04/21/2020		$200	199
3.300% due 01/11/2023		900	909
5.700% due 01/24/2022		2,000	2,301
Bank of America N.A.
1.750% due 06/05/2018		30,380	30,386
Bank of New York Mellon Corp.
1.488% due 08/17/2020		4,400	4,383
Barclays Bank PLC
7.625% due 11/21/2022		9,200	9,907
Barclays PLC
5.250% due 08/17/2045		1,800	1,820
8.250% due 12/15/2018 (d)		600	602
BBVA Bancomer S.A.
6.500% due 03/10/2021		600	659
Bear Stearns Cos. LLC
7.250% due 02/01/2018		9,100	9,998
BPCE S.A.
1.188% due 11/18/2016		13,700	13,714
Citigroup, Inc.
1.136% due 05/01/2017		32,900	32,860
2.650% due 10/26/2020		2,300	2,325
Credit Agricole S.A.
7.875% due 01/23/2024 (d)		5,200	4,934
Credit Suisse Group AG
7.500% due 12/11/2023 (d)		3,600	3,554
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		400	383
3.800% due 09/15/2022		2,600	2,592
Depfa ACS Bank
3.875% due 11/14/2016	EUR	700	815
Eksportfinans ASA
2.375% due 05/25/2016		$4,700	4,705
Ford Motor Credit Co. LLC
1.684% due 09/08/2017		300	299
2.240% due 06/15/2018		800	800
2.375% due 01/16/2018		600	603
2.551% due 10/05/2018		400	402
Goldman Sachs Group, Inc.
1.834% due 09/15/2020		11,800	11,726
2.399% due 02/25/2021		17,270	17,521
3.500% due 01/23/2025		2,000	2,023
HSBC Holdings PLC
2.874% due 03/08/2021		13,500	13,823
JPMorgan Chase & Co.
1.169% due 04/25/2018		10,000	9,967
2.115% due 03/01/2021		6,700	6,806
2.750% due 06/23/2020		12,000	12,301
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		100	8
Lloyds Bank PLC
1.750% due 05/14/2018		6,200	6,188
3.500% due 05/14/2025		500	518
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	4,500	6,270
7.875% due 06/27/2029 (d)		2,200	3,061
Mitsubishi UFJ Financial Group, Inc.
2.515% due 03/01/2021		$4,900	5,001
Rabobank Group
0.951% due 04/28/2017		32,900	32,888

Turkiye Garanti Bankasi A/S
3.124% due 04/20/2016		1,500	1,502
UBS AG
7.625% due 08/17/2022		1,800	2,064

			297,461

INDUSTRIALS 1.8%
AbbVie, Inc.
1.800% due 05/14/2018		7,700	7,757
2.500% due 05/14/2020		3,600	3,671
3.200% due 11/06/2022		800	829
3.600% due 05/14/2025		2,900	3,051
California Resources Corp.
8.000% due 12/15/2022		3,943	1,528
Cisco Systems, Inc.
1.236% due 02/21/2018		6,900	6,920
1.600% due 02/28/2019		6,400	6,496
Dynegy, Inc.
6.750% due 11/01/2019		8,000	8,000
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	3,900	4,050
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		$3,350	3,373
2.850% due 10/05/2018		3,350	3,409

			49,084

UTILITIES 0.6%
BellSouth Corp.
4.821% due 04/26/2021		6,500	6,516
BG Energy Capital PLC
6.500% due 11/30/2072	GBP	1,700	2,571
Petrobras Global Finance BV
2.238% due 05/20/2016		$300	300
3.000% due 01/15/2019		300	258
3.250% due 03/17/2017		100	98
4.375% due 05/20/2023		400	293
4.875% due 03/17/2020		200	167
5.375% due 01/27/2021		7,600	6,258
6.625% due 01/16/2034	GBP	100	96

			16,557

Total Corporate Bonds & Notes (Cost $370,559)			363,102

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		$680	610

Total Municipal Bonds & Notes (Cost $650)			610

U.S. GOVERNMENT AGENCIES 3.3%
Fannie Mae
0.479% due 12/25/2036		62	62
0.583% due 08/25/2034		75	75
0.783% due 07/25/2037 - 05/25/2042		101	101
0.873% due 05/25/2036		54	54
1.113% due 02/25/2041		2,375	2,400
1.522% due 07/01/2044 - 09/01/2044		51	52
2.042% due 10/01/2035		156	161
2.455% due 05/25/2035		520	549
Fannie Mae, TBA
3.000% due 05/01/2046		60,000	61,447
Freddie Mac
0.586% due 10/15/2020		309	309
0.666% due 02/15/2019		29	29
0.693% due 08/25/2031		54	53
0.886% due 08/15/2033 - 09/15/2042		12,094	12,134
1.522% due 10/25/2044 - 02/25/2045		4,278	4,388
2.574% due 01/01/2034		99	105
2.626% due 12/01/2035		61	64
NCUA Guaranteed Notes
0.888% due 10/07/2020		2,440	2,439
0.998% due 12/08/2020		4,121	4,129
Small Business Administration
5.902% due 02/10/2018		109	116
6.020% due 08/01/2028		900	1,028

Total U.S. Government Agencies (Cost $89,033)			89,695

U.S. TREASURY OBLIGATIONS 105.8%
U.S. Treasury Bonds
2.500% due 02/15/2045 (e)		10,240	9,989
2.500% due 02/15/2046 (e)		17,180	16,754
3.000% due 11/15/2044 (e)(i)		2,000	2,159
3.000% due 05/15/2045 (e)		27,240	29,392
3.000% due 11/15/2045 (e)		15,100	16,308
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017 (e)(g)(i)		16,691	16,888
0.125% due 04/15/2018 (g)(i)		7,686	7,826
0.125% due 04/15/2019 (e)(g)(i)		126,307	129,091
0.125% due 04/15/2020 (e)(g)(i)		57,475	58,731
0.125% due 01/15/2022 (e)		190,349	193,426
0.125% due 07/15/2022 (e)		348,295	354,831
0.125% due 01/15/2023 (e)(i)		140,626	141,984
0.125% due 07/15/2024		27,737	27,871
0.250% due 01/15/2025 (e)(i)		17,956	18,129
0.375% due 07/15/2023 (e)(g)(i)		90,920	93,783
0.625% due 07/15/2021 (e)(i)		284,979	299,468
0.625% due 01/15/2024 (e)		63,571	66,278
0.625% due 02/15/2043 (i)		7,975	7,509
0.750% due 02/15/2042 (e)		12,730	12,392
0.750% due 02/15/2045		53,290	51,707
1.125% due 01/15/2021 (e)(g)(i)		9,315	9,965
1.250% due 07/15/2020 (e)		30,639	32,969
1.375% due 01/15/2020 (e)		101,466	108,703
1.375% due 02/15/2044 (e)(i)		137,812	154,686
1.625% due 01/15/2018 (g)(i)		2,940	3,076
1.750% due 01/15/2028 (e)		79,417	92,216
1.875% due 07/15/2019 (g)(i)		9,431	10,259
2.000% due 01/15/2026 (e)		93,726	109,885
2.125% due 02/15/2040 (e)		40,124	51,373
2.125% due 02/15/2041 (i)		1,082	1,396
2.375% due 01/15/2017		11,948	12,318
2.375% due 01/15/2025 (e)		165,333	197,124
2.375% due 01/15/2027 (e)		127,681	156,172
2.500% due 07/15/2016 (e)(g)(i)		12,601	12,833
2.500% due 01/15/2029 (e)(i)		74,119	93,251
3.625% due 04/15/2028 (i)		49,607	68,414
3.875% due 04/15/2029 (e)		140,267	201,130
U.S. Treasury Notes
1.625% due 02/15/2026 (e)		12,780	12,601

Total U.S. Treasury Obligations (Cost $2,865,730)			2,882,887

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
American Home Mortgage Investment Trust
2.381% due 09/25/2045		306	296
Arran Residential Mortgages Funding PLC
1.261% due 11/19/2047	EUR	1,456	1,660
Banc of America Alternative Loan Trust
6.000% due 01/25/2035		$2,989	2,965
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		355	367
Banc of America Funding Trust
2.815% due 02/20/2036		723	709
3.023% due 01/20/2047 ^		376	316
Banc of America Mortgage Trust
2.777% due 06/25/2035		140	133
2.858% due 11/25/2034		77	73
2.899% due 02/25/2036 ^		487	437
6.500% due 09/25/2033		20	21
Banc of America Re-REMIC Trust
5.586% due 06/24/2050		1,239	1,250
5.650% due 02/17/2051		861	871
BCAP LLC Trust
5.248% due 03/26/2037		1,679	1,627
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 08/25/2035		263	264
2.460% due 08/25/2035		209	208
2.660% due 10/25/2035		1,027	991
2.799% due 01/25/2035		509	494
2.924% due 03/25/2035		93	93
3.090% due 03/25/2035		367	367
3.237% due 03/25/2035		440	428
Bear Stearns ALT-A Trust
2.792% due 09/25/2035		2,105	1,760
2.893% due 03/25/2036 ^		656	495
Bear Stearns Commercial Mortgage Securities Trust
5.537% due 10/12/2041		4,190	4,224
Chase Mortgage Finance Trust
2.628% due 02/25/2037		57	56

ChaseFlex Trust
6.000% due 02/25/2037 ^		562	390
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.713% due 01/25/2035		17	16
Citigroup Mortgage Loan Trust, Inc.
2.070% due 09/25/2035		29	28
2.430% due 09/25/2035		153	153
2.650% due 09/25/2035		164	164
2.660% due 05/25/2035		45	45
2.730% due 10/25/2035		890	878
2.932% due 09/25/2037 ^		1,146	1,038
Countrywide Alternative Loan Trust
0.603% due 05/25/2047		7,410	6,330
0.612% due 02/20/2047 ^		653	487
0.613% due 05/25/2047		203	160
0.623% due 09/25/2046 ^		5,564	4,879
0.713% due 12/25/2035		36	31
1.351% due 12/25/2035		150	126
6.000% due 01/25/2037 ^		274	236
Countrywide Home Loan Mortgage Pass-Through Trust
2.621% due 11/19/2033		26	26
2.727% due 05/20/2036 ^		153	138
5.500% due 08/25/2035 ^		141	127
Countrywide Home Loan Reperforming REMIC Trust
0.773% due 06/25/2035		135	120
Credit Suisse Commercial Mortgage Trust
5.311% due 12/15/2039		12,717	12,799
Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/2039		711	710
5.467% due 09/18/2039		758	758
Deutsche ALT-B Securities, Inc.
0.533% due 10/25/2036 ^		19	12
First Horizon Alternative Mortgage Securities Trust
2.375% due 06/25/2034		289	281
First Horizon Mortgage Pass-Through Trust
2.731% due 08/25/2035		588	520
2.738% due 02/25/2035		1,096	1,090
GreenPoint Mortgage Funding Trust
0.703% due 11/25/2045		201	173
0.873% due 06/25/2045		331	289
GS Mortgage Securities Trust
4.592% due 08/10/2043		6,000	6,563
GSR Mortgage Loan Trust
2.719% due 12/25/2034		917	898
2.838% due 09/25/2035		482	484
2.869% due 07/25/2035		596	586
2.974% due 01/25/2035		317	305
HarborView Mortgage Loan Trust
0.652% due 05/19/2035		103	85
0.712% due 02/19/2036		211	147
0.772% due 06/20/2035		109	102
IndyMac Mortgage Loan Trust
1.213% due 05/25/2034		44	41
2.711% due 12/25/2034		196	185
3.076% due 11/25/2035 ^		667	609
JPMorgan Chase Commercial Mortgage Securities Trust
5.794% due 02/12/2051		1,149	1,194
JPMorgan Mortgage Trust
2.278% due 07/27/2037		940	875
2.737% due 09/25/2035		154	138
2.757% due 08/25/2035 ^		349	332
2.768% due 02/25/2035		337	335
2.783% due 08/25/2035		384	377
2.788% due 07/25/2035		258	256
2.796% due 07/25/2035		653	650
JPMorgan Resecuritization Trust
6.000% due 02/27/2037		545	554
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		4,845	4,881
5.424% due 02/15/2040		211	215
Marche Mutui SRL
0.175% due 02/25/2055	EUR	776	870
0.245% due 10/27/2065		141	160
2.095% due 01/27/2064		1,651	1,895
MASTR Adjustable Rate Mortgages Trust
2.812% due 11/21/2034		$320	326
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.136% due 11/15/2031		170	159
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.876% due 12/15/2030		167	160
Merrill Lynch Mortgage Investors Trust
0.643% due 02/25/2036		450	409
0.683% due 11/25/2035		312	285
1.439% due 10/25/2035		202	191
1.904% due 10/25/2035		859	832
2.476% due 12/25/2035		239	219

Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		192	199
Morgan Stanley Capital Trust
5.809% due 12/12/2049		590	615
5.918% due 06/11/2049		496	515
Morgan Stanley Mortgage Loan Trust
2.292% due 06/25/2036		581	560
Residential Accredit Loans, Inc. Trust
0.733% due 08/25/2035		139	106
Royal Bank of Scotland Capital Funding Trust
6.095% due 12/16/2049		1,410	1,457
Sequoia Mortgage Trust
0.632% due 07/20/2036		1,264	1,144
1.132% due 10/19/2026		60	58
Structured Adjustable Rate Mortgage Loan Trust
1.751% due 01/25/2035		155	123
2.707% due 08/25/2035		184	171
2.795% due 02/25/2034		196	194
2.824% due 12/25/2034		361	352
Structured Asset Mortgage Investments Trust
0.623% due 06/25/2036		106	87
0.643% due 04/25/2036		446	318
0.682% due 07/19/2035		1,128	1,060
1.092% due 10/19/2034		99	94
Swan Trust
3.390% due 04/25/2041	AUD	191	146
Thornburg Mortgage Securities Trust
2.410% due 09/25/2037		$7,620	7,360
Vornado DP LLC Trust
4.004% due 09/13/2028		6,500	6,913
WaMu Mortgage Pass-Through Certificates Trust
0.693% due 11/25/2045		206	189
0.723% due 10/25/2045		1,171	1,085
1.081% due 01/25/2047		804	722
1.121% due 05/25/2047		484	402
1.132% due 12/25/2046		108	91
1.351% due 02/25/2046		175	159
1.551% due 11/25/2042		22	21
2.155% due 11/25/2046		104	92
2.164% due 07/25/2046		733	652
2.579% due 08/25/2035		108	102
2.595% due 12/25/2035		215	197
Wells Fargo Mortgage-Backed Securities Trust
2.749% due 09/25/2034		75	77

Total Non-Agency Mortgage-Backed Securities (Cost $100,246)			102,688

ASSET-BACKED SECURITIES 3.2%
Aquilae CLO PLC
0.187% due 01/17/2023	EUR	269	303
Asset-Backed Funding Certificates Trust
1.133% due 06/25/2034		$878	816
Asset-Backed Securities Corp. Home Equity Loan Trust
0.598% due 03/25/2036		917	859
Bayview Opportunity Master Fund Trust
4.350% due 01/28/2031		594	595
Bear Stearns Asset-Backed Securities Trust
1.093% due 10/25/2032		13	13
1.433% due 10/25/2037		38	35
Carlyle High Yield Partners Ltd.
0.845% due 04/19/2022		1,085	1,053
Citigroup Mortgage Loan Trust, Inc.
0.513% due 01/25/2037		189	114
0.683% due 06/25/2037		7,000	5,692
College Loan Corp. Trust
0.869% due 01/25/2024		800	772
Countrywide Asset-Backed Certificates
0.613% due 07/25/2036		1,621	1,596
0.686% due 04/25/2036		40	40
Credit-Based Asset Servicing and Securitization LLC
0.493% due 11/25/2036		86	45
Equity One Mortgage Pass-Through Trust
1.033% due 04/25/2034		88	73
First Franklin Mortgage Loan Trust
1.113% due 11/25/2035		4,574	4,571
First NLC Trust
0.823% due 02/25/2036		600	513
Fraser Sullivan CLO Ltd.
1.699% due 04/20/2023		5,192	5,191
GSAMP Trust
0.503% due 12/25/2036		102	52
1.168% due 09/25/2035 ^		141	123
HSI Asset Securitization Corp. Trust
0.483% due 10/25/2036		7	3
IXIS Real Estate Capital Trust
1.063% due 02/25/2036		428	375

JPMorgan Mortgage Acquisition Trust
0.553% due 01/25/2037		1,970	1,931
Merrill Lynch Mortgage Investors Trust
0.513% due 09/25/2037		25	9
0.553% due 02/25/2037		379	161
0.823% due 08/25/2036		2,450	2,102
Morgan Stanley IXIS Real Estate Capital Trust
0.483% due 11/25/2036		13	5
Nautique Funding Ltd.
0.872% due 04/15/2020		221	219
NovaStar Mortgage Funding Trust
0.903% due 01/25/2036		2,100	1,654
NYLIM Flatiron CLO Ltd.
0.840% due 08/08/2020		77	77
OneMain Financial Issuance Trust
2.470% due 09/18/2024		14,700	14,661
Park Place Securities, Inc.
0.903% due 09/25/2035		3,200	2,872
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.923% due 09/25/2035		800	631
1.483% due 10/25/2034		4,000	3,361
Penta CLO S.A.
0.172% due 06/04/2024	EUR	1,503	1,696
RAAC Trust
0.773% due 08/25/2036		$700	604
Renaissance Home Equity Loan Trust
1.193% due 12/25/2032		65	61
Securitized Asset-Backed Receivables LLC Trust
0.493% due 12/25/2036 ^		352	109
SLM Student Loan Trust
0.659% due 04/25/2019		7,605	7,504
2.119% due 04/25/2023		8,108	8,024
Soundview Home Loan Trust
0.493% due 11/25/2036		56	18
Structured Asset Securities Corp. Mortgage Loan Trust
0.563% due 02/25/2037		8,400	7,362
1.939% due 04/25/2035		454	429
Symphony CLO Ltd.
0.858% due 05/15/2019		1,713	1,702
VOLT LLC
3.375% due 10/25/2054		585	578
3.375% due 02/25/2055		987	975
3.500% due 06/26/2045		2,930	2,891
3.875% due 04/25/2055		106	107
Voya CLO Ltd.
1.922% due 10/15/2022		4,300	4,291
Wood Street CLO BV
0.117% due 03/29/2021	EUR	22	25

Total Asset-Backed Securities (Cost $87,269)			86,893

SOVEREIGN ISSUES 10.3%
Autonomous Community of Catalonia
4.950% due 02/11/2020		1,000	1,140
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (b)	BRL	64,200	17,274
0.000% due 10/01/2016 (b)		331,080	86,163
0.000% due 01/01/2017 (b)		133,300	33,622
Colombian TES
3.000% due 03/25/2033 (c)	COP	1,200,123	343
France Government International Bond
0.250% due 07/25/2018 (c)	EUR	922	1,093
2.250% due 07/25/2020		3,365	4,405
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)		6,773	8,174
2.350% due 09/15/2019 (c)		3,054	3,824
2.350% due 09/15/2024 (c)		10,149	13,500
2.550% due 09/15/2041 (c)		2,087	3,106
3.100% due 09/15/2026 (c)		627	903
Mexico Government International Bond
4.000% due 11/08/2046 (c)	MXN	166,103	10,184
4.500% due 12/04/2025 (c)		159,160	10,432
4.500% due 11/22/2035 (c)		112,154	7,382
4.750% due 06/14/2018		65,102	3,791
New Zealand Government International Inflation Linked Bond
2.000% due 09/20/2025	NZD	7,240	5,041
3.000% due 09/20/2030		15,171	11,693
Republic of Germany
0.750% due 04/15/2018 (c)(e)	EUR	4,922	5,817
1.750% due 04/15/2020		108	137
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	154,000	1,240
4.500% due 07/03/2017		300,000	2,416
Slovenia Government International Bond
5.250% due 02/18/2024		$1,000	1,122
5.500% due 10/26/2022		1,900	2,153

United Kingdom Gilt
0.125% due 03/22/2024 (c)(e)	GBP	75	119
0.125% due 03/22/2044 (c)		12,963	24,734
0.125% due 03/22/2046 (c)		6,587	12,790
0.125% due 03/22/2058 (c)		374	852
0.125% due 03/22/2068 (c)		767	2,024
0.375% due 03/22/2062 (c)		1,416	3,730

Total Sovereign Issues (Cost $277,057)			279,204

SHORT-TERM INSTRUMENTS 1.0%
CERTIFICATES OF DEPOSIT 0.5%
Banco Bilbao Vizcaya Argentaria S.A.
1.468% due 05/16/2016		$14,250	14,237

U.S. TREASURY BILLS 0.5%
0.250% due 04/07/2016 - 04/28/2016 (a)(b)(e)(i)		13,850	13,849

Total Short-Term Instruments (Cost $28,098)			28,086

Total Investments in Securities (Cost $3,818,735)			3,833,259

	SHARES
INVESTMENTS IN AFFILIATES 9.2%
SHORT-TERM INSTRUMENTS 9.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.2%
PIMCO Short-Term Floating NAV Portfolio III		25,467,904	251,648

Total Short-Term Instruments (Cost $251,576)			251,648

Total Investments in Affiliates (Cost $251,576)			251,648

Total Investments 149.9% (Cost $4,070,311)			$4,084,907
Financial Derivative Instruments (f)(h) (1.3%) (Cost or Premiums, net $(259))			(35,698)
Other Assets and Liabilities, net (48.6%)			(1,323,911)

Net Assets 100.0%			$2,725,298

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	0.620%	03/11/2016	04/12/2016	$(2,109)	$(2,110)
BSN	0.590	03/11/2016	04/21/2016	(3,375)	(3,376)
	0.600	03/11/2016	04/05/2016	(9,281)	(9,285)
GRE	0.660	03/11/2016	04/18/2016	(13,359)	(13,365)
IND	0.550	03/14/2016	04/20/2016	(34,320)	(34,329)
	0.600	03/16/2016	04/25/2016	(4,035)	(4,036)
RDR	0.530	03/09/2016	04/11/2016	(119,355)	(119,395)
	0.530	03/11/2016	04/11/2016	(161,750)	(161,800)
	0.530	03/14/2016	04/11/2016	(90,068)	(90,091)
	0.620	03/09/2016	04/19/2016	(19,594)	(19,602)
	0.620	03/11/2016	04/19/2016	(72,100)	(72,126)

Total Reverse Repurchase Agreements					$(529,515)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Sale-Buyback Transactions (2)
BCY	1.450%	03/31/2016	04/01/2016		$(1,358)	$(1,358)
BPG	0.620	04/01/2016	04/06/2016		(1,070,776)	(1,071,056)
BPS	0.759	01/21/2016	04/21/2016	GBP	(26,209)	(37,676)
GSC	0.150	03/31/2016	04/05/2016		$(10,393)	(10,395)
	0.639	02/19/2016	04/19/2016		(2,597)	(2,603)
MSC	0.669	02/11/2016	04/11/2016		(8,294)	(8,308)
MYI	(0.240)	01/14/2016	04/12/2016	EUR	(5,150)	(5,848)
NOM	0.450	03/03/2016	04/15/2016		$(6,434)	(6,444)
TDM	0.579	01/14/2016	04/14/2016		(17,802)	(17,843)
	0.587	01/14/2016	04/14/2016		(9,565)	(9,458)
	0.599	01/08/2016	04/11/2016		(259,169)	(259,605)
	0.609	02/04/2016	04/04/2016		(188,524)	(188,696)
	0.610	03/11/2016	04/04/2016		(51,367)	(51,394)
	0.619	01/21/2016	04/14/2016		(161,838)	(162,102)
	0.619	02/05/2016	04/05/2016		(5,956)	(5,961)
	0.629	02/08/2016	04/08/2016		(1,247)	(1,248)
	0.639	02/08/2016	04/08/2016		(9,392)	(9,401)

Total Sale-Buyback Transactions						$(1,849,396)

(1)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(1,177,240) at a weighted average interest rate of 0.559%.
(2)	Payable for sale-buyback transactions includes $245 of deferred price drop.

Short Sales:

Short Sales on Sovereign Issues

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales
United Kingdom Gilt	0.125%	03/22/2024	GBP	64	$(99)	$(102)

Total Short Sales					$(99)	$(102)

(e)	Securities with an aggregate market value of $2,392,065 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2016	204	$(44)	$3	$0
90-Day Eurodollar December Futures	Short	12/2017	204	81	0	(20)
Euro-Bobl June Futures	Short	06/2016	32	0	0	0
Euro-BTP Italy Government Bond June Futures	Short	06/2016	103	(242)	2	(30)
Euro-Bund 10-Year Bond June Futures	Short	06/2016	215	127	66	(15)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	2,790	60	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	2,790	(298)	0	(13)
U.S. Treasury 5-Year Note June Futures	Long	06/2016	488	268	107	0
U.S. Treasury 10-Year Note June Futures	Short	06/2016	11	0	0	(4)
U.S. Treasury 30-Year Bond June Futures	Short	06/2016	350	273	9	(306)
U.S. Treasury Ultra Long-Term Bond June Futures	Long	06/2016	76	3	81	0

Total Futures Contracts				$228	$268	$(388)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-25 5-Year Index	(1.000)%	12/20/2020	$81,600	$(436)	$94	$5	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	12/16/2017		$27,200	$426	$186	$4	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		46,100	(2,048)	(923)	0	(77)
Receive	3-Month USD-LIBOR *	3.000	09/16/2025		50,300	(2,089)	(1,940)	0	(105)
Receive	3-Month USD-LIBOR	2.225	09/16/2025		6,300	(343)	(343)	0	(23)
Receive	3-Month USD-LIBOR	2.350	10/02/2025		15,700	(1,169)	(1,070)	0	(57)
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		257,700	(8,114)	(6,752)	0	(528)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		26,900	(2,353)	(2,716)	0	(101)
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		185,400	(2,886)	(2,293)	0	(366)
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		59,700	(633)	(409)	0	(117)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		97,900	(5,199)	(2,377)	0	(358)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026	GBP	28,680	(104)	(302)	0	(53)
Receive	6-Month GBP-LIBOR	2.000	09/16/2045		27,765	(3,581)	(4,291)	0	(182)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		7,375	(240)	(60)	0	(50)
Receive	28-Day MXN-TIIE	5.780	09/29/2022	MXN	8,500	(5)	1	1	0
Pay	28-Day MXN-TIIE	5.780	10/06/2022		8,500	5	4	1	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		197,800	362	(61)	7	0

						$(27,971)	$(23,346)	$13	$(2,017)

Total Swap Agreements						$(28,407)	$(23,252)	$18	$(2,017)

*	This security has a forward starting effective date.
(4)	Unsettled variation margin asset of $5 and liability of $(8) for closed futures and unsettled variation margin asset of $13 for closed swap agreements is outstanding at period end.

(g)	Securities with an aggregate market value of $26,258 and cash of $3,095 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	05/2016	INR	529,219		$7,570	$0	$(362)
	05/2016		$13,755	TWD	459,761	549	0
BOA	04/2016	BRL	6,209		$1,745	18	0
	04/2016	NZD	22,121		14,747	0	(543)
	04/2016		$1,657	BRL	6,209	70	0
	05/2016	CNH	12,136		$1,850	0	(24)
	05/2016	INR	414,861		5,944	0	(274)
	05/2016		$17,458	INR	1,188,959	363	0
	05/2016		61	SGD	84	1	0
	05/2016		3,387	TWD	113,312	138	0
	05/2016	ZAR	11,855		$801	4	0
	10/2016	BRL	92,100		23,305	0	(1,007)
	01/2017	CNH	25,981		3,764	0	(197)
BPS	04/2016	BRL	6,357		1,786	18	0
	04/2016		$1,695	BRL	6,357	73	0
	05/2016		149	MYR	650	18	0
	10/2016	BRL	9,900		$2,385	0	(228)
	01/2017		21,800		5,020	0	(596)
BRC	05/2016	MXN	336,656		18,888	0	(517)
	05/2016		$10,757	KRW	12,966,488	547	0
	05/2016		1,252	MXN	21,908	11	(1)
CBK	04/2016	BRL	15,055		$4,230	43	0
	04/2016	EUR	7,051		7,837	0	(186)
	04/2016	GBP	19,297		26,957	0	(758)
	04/2016		$4,148	BRL	15,056	40	0
	04/2016		33,319	EUR	30,235	1,085	0
	04/2016		14,064	GBP	10,149	513	0
	05/2016		6,455	INR	446,781	242	0
	05/2016		2,848	KRW	3,434,688	146	0
	06/2016		745	COP	2,309,712	21	0
	07/2016	BRL	34,100		$9,105	0	(142)
	10/2016		8,000		1,938	0	(174)
	01/2017	CNH	20,996		3,023	0	(178)
DUB	04/2016	GBP	50		69	0	(2)
	01/2017	BRL	26,600		6,147	0	(706)
FBF	05/2016		$2,375	KRW	2,865,200	123	0
GLM	04/2016	BRL	10,347		$2,907	30	0
	04/2016		$2,586	BRL	10,347	291	0
	04/2016		73,618	GBP	51,592	481	0
	05/2016	GBP	49,849		$71,190	0	(412)
	05/2016		$1	KRW	1,206	0	0
	06/2016	COP	5,047,178		$1,496	0	(177)
	10/2016	BRL	38,700		9,651	0	(565)
	01/2017		45,800		10,715	0	(1,084)
HUS	04/2016		26,622		7,389	0	(15)
	04/2016		$7,481	BRL	26,622	0	(76)
	04/2016		3,655	JPY	411,414	0	0
	05/2016	JPY	411,414		$3,658	0	(1)
	05/2016	MXN	235,326		13,386	0	(178)
	05/2016		$7,335	BRL	26,622	10	0
	05/2016		2,990	KRW	3,612,817	160	0
	05/2016		2,070	TWD	69,821	102	0
	07/2016	BRL	30,100		$8,039	0	(123)
JPM	04/2016		65,246		19,570	1,424	0
	04/2016		$18,258	BRL	65,246	35	(147)
	04/2016		2,276	EUR	2,094	107	0
	04/2016		1,048	GBP	730	1	0
	05/2016	AUD	3,880		$2,744	0	(225)
	05/2016	CNH	132,371		20,180	0	(257)
	05/2016	INR	685,077		9,834	0	(434)
	05/2016	KRW	30,936,624		25,711	0	(1,260)
	05/2016		$6,784	KRW	8,165,942	335	0
	05/2016		5,632	TWD	188,892	245	0
	10/2016	BRL	145,500		$34,767	0	(3,642)
	01/2017		39,100		9,198	0	(875)
MSB	04/2016		39,979		11,234	115	0
	04/2016	EUR	84,200		92,397	0	(3,414)
	04/2016		$10,052	BRL	39,979	1,067	0
	04/2016		7,326	EUR	6,462	27	0
	10/2016	BRL	36,880		$8,891	0	(844)
NAB	04/2016	JPY	269,414		2,408	14	0
SCX	04/2016	GBP	43,124		60,021	0	(1,916)
	04/2016	JPY	142,000		1,261	0	(1)
	04/2016		$15,033	NZD	22,121	257	0
	05/2016	NZD	22,121		$15,010	0	(256)
	01/2017	CNH	44,490		6,472	0	(310)
SOG	05/2016		118,224		18,026	0	(227)
TDM	01/2017	BRL	26,300		6,013	0	(763)
UAG	04/2016		$58,747	EUR	52,460	947	0
	05/2016	EUR	51,149		$57,326	0	(927)
	05/2016	TWD	825,404		24,709	0	(970)
	05/2016		$1	KRW	1,205	0	0

Total Forward Foreign Currency Contracts						$9,671	$(24,994)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	07/05/2016	$477,900	$163	$2
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	871,900	279	35
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018	22,800	1,555	1,350
FBF	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	3.400	12/05/2016	54,300	396	56
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016	171,100	137	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016	337,200	105	31
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	258,900	97	10
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016	165,200	153	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016	736,500	775	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/23/2016	212,400	393	47
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/24/2016	210,900	378	48
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/01/2016	671,300	225	25
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018	15,600	1,435	1,248
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018	4,700	470	384
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018	4,700	493	398
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019	17,100	1,613	1,545
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/11/2016	438,000	372	0

							$9,039	$5,179

Total Purchased Options							$9,039	$5,179

*	The underlying security has a forward starting effective date.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600%	04/20/2016		$3,400	$(8)	$0
BRC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.900	04/20/2016		6,500	(7)	(10)
	Call - OTC CDX.IG-25 5-Year Index	Buy	0.950	04/20/2016		3,500	(4)	(11)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		3,300	(6)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		3,400	(7)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		6,200	(12)	(1)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	06/15/2016	EUR	16,200	(25)	(16)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	06/15/2016		16,200	(27)	(29)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		$3,400	(7)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		6,500	(12)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		5,700	(14)	(1)
FBF	Call - OTC CDX.IG-25 5-Year Index	Buy	0.900	04/20/2016		3,300	(3)	(5)
MYC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.950	04/20/2016		6,800	(8)	(20)

							$(140)	$(93)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Put - OTC EUR versus USD	$1.100	05/03/2016	EUR	13,770	$(63)	$(22)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$3,900	$(34)	$(15)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	33,400	(298)	(6)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	4,400	(57)	(1)
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	7,800	(7)	0
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	5,100	(49)	(18)
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	9,700	(441)	(121)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	34,300	(250)	(15)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,900	(20)	(1)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	33,100	(374)	(342)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	14,800	(273)	(188)

						$(1,803)	$(707)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$114,000	$(1,605)	$(1,402)
FBF	Call - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.500	06/23/2016	180,600	(325)	(455)
	Put - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.100	06/23/2016	180,600	(219)	(91)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.300	04/25/2016	40,600	(158)	(287)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016	54,300	(432)	(899)
MYC	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.300	04/19/2016	47,400	(197)	(320)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	72,500	(1,439)	(1,156)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018	21,900	(471)	(365)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018	21,900	(493)	(376)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	80,800	(1,620)	(1,521)

							$(6,959)	$(6,872)

Total Written Options							$(8,965)	$(7,694)

*	The underlying security has a forward starting effective date.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
DUB	Cardinal Health, Inc.	(0.590)%	06/20/2017	0.048%	$300	$0	$(2)	$0	$(2)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Indonesia Government International Bond	1.000%	12/20/2019	1.423%		$2,200	$(52)	$19	$0	$(33)
	Italy Government International Bond	1.000	03/20/2019	0.820		2,500	(43)	57	14	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	460	(4)	5	1	0
BRC	Greece Government International Bond	1.000	06/20/2016	14.401		$500	(28)	4	0	(24)
	Indonesia Government International Bond	1.000	12/20/2019	1.423		4,200	(134)	72	0	(62)
DUB	Italy Government International Bond	1.000	03/20/2019	0.820		17,100	(296)	392	96	0
GST	Greece Government International Bond	1.000	12/20/2016	14.469		400	(30)	(8)	0	(38)
MYC	Chesapeake Energy Corp.	5.000	09/20/2018	34.026		300	(25)	(117)	0	(142)

							$(612)	$424	$111	$(299)

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$4,300	$(224)	$31	$0	$(193)
GST	CMBX.NA.AAA.8 Index	0.500	10/17/2057	1,400	(73)	10	0	(63)

					$(297)	$41	$0	$(256)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	4,900	$1	$545	$546	$0
	Pay	1-Month GBP-UKRPI	3.350	08/15/2030		7,500	(85)	705	620	0
	Receive	3-Month USD-CPURNSA Index	1.010	10/16/2017		$9,100	0	47	47	0
	Receive	3-Month USD-CPURNSA Index	1.570	11/23/2020		1,500	0	2	2	0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		5,600	0	9	9	0
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	4,800	23	470	493	0
	Pay	1-Month GBP-UKRPI	3.300	12/15/2030		5,400	24	271	295	0
	Receive	3-Month EUR-EXT-CPI Index	0.550	10/15/2017	EUR	2,200	0	(20)	0	(20)
	Receive	3-Month USD-CPURNSA Index	2.250	07/15/2017		$87,000	132	(5,129)	0	(4,997)
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022		30,300	495	(4,031)	0	(3,536)
BRC	Receive	3-Month USD-CPURNSA Index	2.018	08/19/2017		17,900	0	(649)	0	(649)
CBK	Pay	1-Month GBP-UKRPI	3.430	06/15/2030	GBP	7,700	5	853	858	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		4,300	(14)	339	325	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030		6,100	0	373	373	0
	Receive	3-Month EUR-EXT-CPI Index	0.305	09/15/2016	EUR	300	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI Index	0.655	08/15/2018		1,500	(2)	(17)	0	(19)
	Receive	3-Month EUR-EXT-CPI Index	0.640	09/15/2018		1,300	0	(15)	0	(15)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		2,100	0	(24)	0	(24)
DUB	Pay	1-Month GBP-UKRPI	3.350	05/15/2030	GBP	6,000	0	569	569	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		6,000	8	446	454	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	3,100	0	(31)	0	(31)
	Receive	3-Month EUR-EXT-CPI Index	0.570	10/15/2017		1,100	0	(11)	0	(11)
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018		2,300	0	(24)	0	(24)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		5,400	3	(65)	0	(62)
	Receive	3-Month USD-CPURNSA Index	1.940	10/07/2016		$25,800	0	(792)	0	(792)
	Receive	3-Month USD-CPURNSA Index	1.860	11/05/2016		22,300	0	(632)	0	(632)
	Receive	3-Month USD-CPURNSA Index	1.845	11/29/2016		13,100	0	(362)	0	(362)
	Receive	3-Month USD-CPURNSA Index	1.825	11/29/2016		19,100	(8)	(507)	0	(515)
	Receive	3-Month USD-CPURNSA Index	1.930	02/10/2017		9,200	0	(250)	0	(250)
	Receive	3-Month USD-CPURNSA Index	2.173	11/01/2018		16,200	0	(791)	0	(791)
	Receive	3-Month USD-CPURNSA Index	1.725	03/04/2019		2,925	0	(35)	0	(35)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	1,000	0	95	95	0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		1,200	(39)	336	297	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		1,400	2	390	392	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030		450	0	25	25	0
	Pay	1-Month GBP-UKRPI	3.195	04/15/2030		9,000	0	510	510	0
	Pay	1-Month GBP-UKRPI	3.320	05/15/2030		8,500	0	733	733	0
	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		1,700	5	170	175	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		17,200	(55)	1,356	1,301	0
	Pay	1-Month GBP-UKRPI	3.358	04/15/2035		2,700	0	242	242	0
	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018	EUR	1,500	0	(18)	0	(18)
	Receive	3-Month USD-CPURNSA Index	1.730	04/15/2016		$31,100	(66)	(790)	0	(856)
	Receive	3-Month USD-CPURNSA Index	2.415	02/12/2017		43,800	24	(2,416)	0	(2,392)
	Receive	3-Month USD-CPURNSA Index	1.942	04/15/2017		73,000	0	(2,615)	0	(2,615)
	Receive	3-Month USD-CPURNSA Index	2.175	10/01/2018		26,500	49	(1,342)	0	(1,293)
JPM	Pay	1-Month GBP-UKRPI	3.275	09/15/2030	GBP	4,400	0	269	269	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	4,500	0	(44)	0	(44)
MYC	Receive	3-Month EUR-EXT-CPI Index	0.623	09/15/2018		2,500	0	(28)	0	(28)
	Pay	3-Month USD-CPURNSA Index	2.058	05/12/2025		$5,100	0	153	153	0
RYL	Receive	3-Month USD-CPURNSA Index	1.935	10/23/2016		13,100	(39)	(363)	0	(402)
	Receive	3-Month USD-CPURNSA Index	2.250	07/15/2017		61,200	108	(3,623)	0	(3,515)
SOG	Receive	3-Month EUR-EXT-CPI Index	0.680	10/15/2018	EUR	1,600	1	(21)	0	(20)
UAG	Receive	3-Month EUR-EXT-CPI Index	0.525	10/15/2017		9,300	4	(84)	0	(80)
	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018		5,400	0	(58)	0	(58)

							$576	$(15,881)	$8,783	$(24,088)

Total Swap Agreements							$(333)	$(15,418)	$8,894	$(24,645)

(i)	Securities with an aggregate market value of $35,009 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$94	$0	$94
Corporate Bonds & Notes
Banking & Finance	0	297,461	0	297,461
Industrials	0	49,084	0	49,084
Utilities	0	16,557	0	16,557
Municipal Bonds & Notes
West Virginia	0	610	0	610
U.S. Government Agencies	0	89,695	0	89,695
U.S. Treasury Obligations	0	2,882,887	0	2,882,887
Non-Agency Mortgage-Backed Securities	0	102,688	0	102,688
Asset-Backed Securities	0	86,893	0	86,893
Sovereign Issues	0	279,204	0	279,204
Short-Term Instruments
Certificates of Deposit	0	14,237	0	14,237
U.S. Treasury Bills	0	13,849	0	13,849
	$0	$3,833,259	$0	$3,833,259

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$251,648	$0	$0	$251,648

Total Investments	$251,648	$3,833,259	$0	$4,084,907

Short Sales, at Value - Liabilities
Sovereign Issues	$0	$(102)	$0	$(102)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	268	18	0	286
Over the counter	0	23,744	0	23,744
	$268	$23,762	$0	$24,030

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(388)	(2,017)	0	(2,405)
Over the counter	0	(57,333)	0	(57,333)

	$(388)	$(59,350)	$0	$(59,738)

Totals	$251,528	$3,797,569	$0	$4,049,097

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.9%
BANK LOAN OBLIGATIONS 2.3%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023	$300	$299
Chrysler Group LLC
3.500% due 05/24/2017	638	638
Community Health Systems, Inc.
3.683% - 3.886% due 12/31/2018	1,089	1,081
CSC Holdings LLC
2.933% due 04/17/2020	1,196	1,196
Dell International LLC
4.000% due 04/29/2020	1,095	1,095
Dell, Inc.
3.750% due 10/29/2018	637	637
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	500	500
Las Vegas Sands LLC
3.250% due 12/19/2020	399	399
T-Mobile USA, Inc.
3.500% due 11/09/2022	200	200

Total Bank Loan Obligations (Cost $6,044)		6,045

CORPORATE BONDS & NOTES 76.2%
BANKING & FINANCE 36.3%
Abbey National Treasury Services PLC
1.475% due 08/24/2018	1,000	993
Ally Financial, Inc.
2.750% due 01/30/2017	200	200
3.250% due 02/13/2018	700	695
3.500% due 07/18/2016	500	501
5.500% due 02/15/2017	900	919
American Express Co.
6.800% due 09/01/2066	200	201
American Express Credit Corp.
1.401% due 11/05/2018	1,250	1,243
American Tower Corp.
3.400% due 02/15/2019	300	308
4.500% due 01/15/2018	200	209
Banco Bradesco S.A.
4.500% due 01/12/2017	1,700	1,728
Banco Santander Brasil S.A.
4.625% due 02/13/2017	1,300	1,327
Banco Santander Chile
1.517% due 04/11/2017	500	497
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.652% due 09/14/2018 (h)	1,500	1,503
BBVA Banco Continental S.A.
2.250% due 07/29/2016	1,300	1,302
BOC Aviation Pte. Ltd.
2.875% due 10/10/2017	430	435
BOKF N.A.
1.307% due 05/15/2017	900	883
BPCE S.A.
1.272% due 06/17/2017	250	250
CIT Group, Inc.
4.250% due 08/15/2017	300	306
5.250% due 03/15/2018	500	518
5.500% due 02/15/2019	2,000	2,071
Citigroup, Inc.
1.498% due 07/30/2018	1,000	997
1.929% due 10/26/2020	1,300	1,297
2.009% due 03/30/2021	1,600	1,606
Commerzbank Finance & Covered Bond S.A.
0.377% due 03/20/2017	200	197
Credit Agricole S.A.
1.422% due 04/15/2019	300	297
1.605% due 06/10/2020 (h)	2,100	2,079
8.125% due 09/19/2033	200	218
Credit Suisse AG
1.125% due 05/26/2017 (h)	2,000	1,995
DBS Bank Ltd.
1.232% due 07/15/2021	2,000	1,995
3.625% due 09/21/2022	250	256
Eksportfinans ASA
2.375% due 05/25/2016	1,550	1,552

5.500% due 05/25/2016		400	402
5.500% due 06/26/2017		1,090	1,136
Ford Motor Credit Co. LLC
1.154% due 09/08/2017		3,400	3,358
1.206% due 12/06/2017		400	394
1.400% due 01/17/2017		300	300
1.557% due 01/09/2018		1,300	1,285
General Motors Financial Co., Inc.
1.977% due 04/10/2018		800	793
2.182% due 01/15/2020		1,269	1,225
2.625% due 07/10/2017		1,000	1,006
3.000% due 09/25/2017		100	101
4.750% due 08/15/2017		1,050	1,084
6.750% due 06/01/2018		675	730
Goldman Sachs Group, Inc.
1.779% due 04/23/2020 (h)		3,850	3,828
2.236% due 11/29/2023		1,325	1,322
7.750% due 11/23/2016	AUD	1,300	1,024
HBOS PLC
1.329% due 09/30/2016		$1,000	996
1.336% due 09/06/2017		2,300	2,284
HSBC Holdings PLC
2.874% due 03/08/2021		800	819
Hypothekenbank Frankfurt AG
0.377% due 09/20/2017		2,100	2,051
Hyundai Capital Services, Inc.
1.439% due 03/18/2017		200	200
ICICI Bank Ltd.
4.750% due 11/25/2016		250	255
Industrial Bank of Korea
2.375% due 07/17/2017		1,000	1,012
ING Bank NV
1.315% due 10/01/2019		1,500	1,477
International Lease Finance Corp.
5.750% due 05/15/2016		1,000	1,003
8.750% due 03/15/2017		2,000	2,112
Intesa Sanpaolo SpA
2.375% due 01/13/2017		1,600	1,607
JPMorgan Chase & Co.
1.071% due 05/30/2017	GBP	100	143
1.574% due 01/23/2020		$250	250
1.823% due 10/29/2020		1,200	1,214
7.900% due 04/30/2018 (f)		900	901
KEB Hana Bank
3.125% due 06/26/2017		200	204
4.000% due 11/03/2016		200	203
Kookmin Bank
1.867% due 10/11/2016		1,500	1,504
LeasePlan Corp. NV
2.500% due 05/16/2018		1,040	1,032
2.875% due 01/22/2019		1,300	1,296
3.000% due 10/23/2017		1,100	1,109
Macquarie Bank Ltd.
5.000% due 02/22/2017		200	206
Macquarie Group Ltd.
1.616% due 01/31/2017		500	500
3.000% due 12/03/2018		1,550	1,572
7.625% due 08/13/2019		1,700	1,944
Mitsubishi UFJ Lease & Finance Co. Ltd.
1.394% due 07/23/2019		900	891
Mizuho Bank Ltd.
1.050% due 04/16/2017 (h)		2,200	2,192
Morgan Stanley
1.996% due 02/01/2019		900	909
MUFG Americas Holdings Corp.
1.190% due 02/09/2018 (h)		2,000	1,988
MUFG Capital Finance Ltd.
4.850% due 07/25/2016 (f)	EUR	100	115
5.271% due 01/25/2017 (f)		200	233
6.299% due 01/25/2017 (f)	GBP	400	589
Navient Corp.
4.625% due 09/25/2017		$600	608
Nordea Eiendomskreditt A/S
2.125% due 09/22/2016		200	201
Piper Jaffray Cos.
3.631% due 05/31/2017		200	200
5.060% due 10/09/2018		400	406
Progressive Corp.
6.700% due 06/15/2037		200	191
QNB Finance Ltd.
1.868% due 10/31/2016		1,000	1,003
Rabobank Group
8.375% due 07/26/2016 (f)		1,500	1,524
RCI Banque S.A.
4.600% due 04/12/2016		2,300	2,302

Reliance Standard Life Global Funding
2.150% due 10/15/2018	300	301
Resona Bank Ltd.
5.850% due 09/29/2049	100	100
Royal Bank of Scotland PLC
9.500% due 03/16/2022	500	530
Santander Bank N.A.
1.551% due 01/12/2018	300	297
Shinhan Bank
1.270% due 04/08/2017	500	499
Springleaf Finance Corp.
6.900% due 12/15/2017	900	931
Sumitomo Mitsui Financial Group, Inc.
2.316% due 03/09/2021	400	404
Synchrony Financial
1.849% due 02/03/2020	500	484
TECO Finance, Inc.
1.217% due 04/10/2018	150	147
UBS Group Funding Jersey Ltd.
2.068% due 09/24/2020	750	747
2.443% due 04/14/2021 (a)	2,900	2,903
United Overseas Bank Ltd.
2.875% due 10/17/2022	200	203
Vereit Operating Partnership LP
2.000% due 02/06/2017	2,400	2,388
Weyerhaeuser Co.
6.950% due 08/01/2017	493	524

		96,270

INDUSTRIALS 28.2%
Abu Dhabi National Energy Co. PJSC
5.875% due 10/27/2016	1,000	1,026
Actavis Funding SCS
1.510% due 09/01/2016	300	300
1.712% due 03/12/2018	1,100	1,106
1.850% due 03/01/2017	900	905
1.887% due 03/12/2020	3,018	3,009
Amgen, Inc.
0.998% due 05/22/2017	2,250	2,245
2.125% due 05/15/2017	250	253
Anadarko Petroleum Corp.
5.950% due 09/15/2016	800	813
Anglo American Capital PLC
1.572% due 04/15/2016	500	498
Anheuser-Busch InBev Finance, Inc.
1.879% due 02/01/2021	800	817
1.900% due 02/01/2019	1,000	1,015
Aviation Capital Group Corp.
2.875% due 09/17/2018	900	905
BAT International Finance PLC
1.144% due 06/15/2018	100	99
2.125% due 06/07/2017	450	454
Baxalta, Inc.
2.000% due 06/22/2018	300	298
BMW U.S. Capital LLC
0.973% due 06/02/2017	1,400	1,396
CNPC General Capital Ltd.
2.750% due 04/19/2017	500	506
ConAgra Foods, Inc.
0.994% due 07/21/2016	2,700	2,698
ConocoPhillips Co.
1.517% due 05/15/2022	1,200	1,102
Continental Airlines Pass-Through Trust
5.500% due 04/29/2022	198	200
9.000% due 01/08/2018	521	533
D.R. Horton, Inc.
3.625% due 02/15/2018	200	206
3.750% due 03/01/2019	400	409
Daimler Finance North America LLC
1.329% due 08/03/2017 (h)	3,800	3,800
1.476% due 08/01/2018	500	498
1.650% due 03/02/2018	250	250
1.650% due 05/18/2018	200	200
1.875% due 01/11/2018	200	201
Devon Energy Corp.
1.174% due 12/15/2016	1,300	1,274
eBay, Inc.
0.821% due 07/28/2017	300	297
1.096% due 08/01/2019	1,600	1,553
2.500% due 03/09/2018	900	915
El Paso Natural Gas Co. LLC
5.950% due 04/15/2017	1,000	1,029
Enbridge, Inc.
1.083% due 06/02/2017	500	479

Energy Transfer Partners LP
2.500% due 06/15/2018	250	242
9.000% due 04/15/2019	400	427
Express Scripts Holding Co.
2.650% due 02/15/2017	1,000	1,013
Exxon Mobil Corp.
1.232% due 02/28/2018 (h)	1,500	1,505
1.412% due 03/01/2019 (h)	1,500	1,506
Georgia-Pacific LLC
2.539% due 11/15/2019	600	603
Glencore Funding LLC
1.700% due 05/27/2016	1,750	1,748
Hewlett Packard Enterprise Co.
2.369% due 10/05/2017	750	751
2.559% due 10/05/2018	750	751
Hyundai Capital America
1.875% due 08/09/2016	2,500	2,505
4.000% due 06/08/2017	500	513
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	250	251
2.050% due 07/20/2018	1,200	1,204
2.950% due 07/21/2020	500	513
Kia Motors Corp.
3.625% due 06/14/2016	500	502
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	250	257
Kinder Morgan, Inc.
7.000% due 06/15/2017	550	577
7.250% due 06/01/2018	900	963
KLA-Tencor Corp.
3.375% due 11/01/2019	150	153
Korea National Oil Corp.
3.125% due 04/03/2017	200	203
Kraft Heinz Foods Co.
1.600% due 06/30/2017	500	502
Lafarge S.A.
6.500% due 07/15/2016	250	254
Lowe’s Cos., Inc.
1.055% due 09/10/2019	500	499
McGraw Hill Financial, Inc.
2.500% due 08/15/2018	300	304
Medtronic, Inc.
1.434% due 03/15/2020	600	599
MGM Resorts International
6.875% due 04/01/2016	650	650
7.625% due 01/15/2017	400	416
Mylan, Inc.
1.350% due 11/29/2016	500	497
1.800% due 06/24/2016	1,000	1,001
NBCUniversal Enterprise, Inc.
1.307% due 04/15/2018	1,000	999
Nissan Motor Acceptance Corp.
1.182% due 03/03/2017	600	600
1.330% due 09/26/2016	1,200	1,201
1.646% due 03/08/2019	1,100	1,101
1.950% due 09/12/2017	600	602
Occidental Petroleum Corp.
1.750% due 02/15/2017	1,200	1,203
ONEOK Partners LP
6.150% due 10/01/2016	500	513
Pearson Funding PLC
4.000% due 05/17/2016	1,000	1,003
Phillips 66
2.950% due 05/01/2017	100	102
Pioneer Natural Resources Co.
6.650% due 03/15/2017	800	828
QUALCOMM, Inc.
1.168% due 05/20/2020	500	487
Reynolds American, Inc.
2.300% due 06/12/2018	750	766
Sabine Pass LNG LP
7.500% due 11/30/2016	400	412
SBA Tower Trust
5.101% due 04/15/2042	250	253
Southern Natural Gas Co. LLC
5.900% due 04/01/2017	600	619
Takeda Pharmaceutical Co. Ltd.
1.625% due 03/17/2017	250	251
Telefonica Emisiones S.A.U.
1.275% due 06/23/2017	2,900	2,888
6.421% due 06/20/2016	200	202
Toll Brothers Finance Corp.
8.910% due 10/15/2017	200	220
Total Capital International S.A.
1.191% due 08/10/2018	81	80

UAL Pass-Through Trust
10.400% due 05/01/2018		42	44
USG Corp.
6.300% due 11/15/2016		500	514
7.875% due 03/30/2020		300	313
9.750% due 01/15/2018		1,150	1,292
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		200	164
Volkswagen Group of America Finance LLC
1.600% due 11/20/2017		200	198
Volkswagen International Finance NV
1.058% due 11/18/2016		2,000	1,990
VW Credit, Inc.
1.050% due 06/26/2017		1,400	1,366
Walgreens Boots Alliance, Inc.
1.068% due 05/18/2016		1,100	1,100
Wesfarmers Ltd.
2.983% due 05/18/2016		250	251
Whirlpool Corp.
1.650% due 11/01/2017		200	201
Woodside Finance Ltd.
4.600% due 05/10/2021		200	208
Wyndham Worldwide Corp.
2.500% due 03/01/2018		250	250
Wynn Las Vegas LLC
5.500% due 03/01/2025		100	95
ZF North America Capital, Inc.
4.000% due 04/29/2020		200	203
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		300	300

			75,017

UTILITIES 11.7%
AT&T, Inc.
1.559% due 06/30/2020		1,300	1,288
BG Energy Capital PLC
6.500% due 11/30/2072	GBP	300	454
6.500% due 11/30/2072		$900	947
BP Capital Markets PLC
0.971% due 02/10/2017		100	100
1.040% due 11/07/2016 (h)		2,150	2,148
1.260% due 09/26/2018		1,000	984
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		300	300
Dayton Power & Light Co.
1.875% due 09/15/2016		1,000	1,004
Dominion Resources, Inc.
2.125% due 02/15/2018		2,700	2,703
Enel Finance International NV
6.250% due 09/15/2017		200	213
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		1,050	1,098
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		500	506
Korea Hydro & Nuclear Power Co. Ltd.
1.398% due 05/22/2017		1,000	999
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		250	254
NextEra Energy Capital Holdings, Inc.
2.056% due 09/01/2017		300	302
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		1,300	1,315
Orange S.A.
5.000% due 05/12/2016	GBP	1,000	1,442
Petrobras Global Finance BV
2.000% due 05/20/2016		$1,000	999
2.762% due 01/15/2019		1,300	1,060
3.002% due 03/17/2017		1,000	968
Petroleos Mexicanos
5.750% due 03/01/2018		500	528
Sinopec Group Overseas Development Ltd.
1.397% due 04/10/2017		1,300	1,298
1.750% due 04/10/2017		750	752
Sprint Communications, Inc.
6.000% due 12/01/2016		1,800	1,798
8.375% due 08/15/2017		1,100	1,090
Telecom Italia Capital S.A.
6.999% due 06/04/2018		500	546
Verizon Communications, Inc.
1.412% due 06/17/2019		300	299
2.382% due 09/14/2018		4,550	4,655

Williams Partners LP
7.250% due 02/01/2017	1,100	1,128

		31,178

Total Corporate Bonds & Notes (Cost $203,632)		202,465

MUNICIPAL BONDS & NOTES 0.6%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.529% due 11/25/2043	113	111

CALIFORNIA 0.5%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	800	822
University of California Revenue Bonds, Series 2011
0.938% due 07/01/2041	500	500

		1,322

NORTH CAROLINA 0.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
1.140% due 12/01/2033	220	219

Total Municipal Bonds & Notes (Cost $1,633)		1,652

U.S. GOVERNMENT AGENCIES 1.5%
Fannie Mae
0.479% due 12/25/2036	10	10
0.553% due 03/25/2034	8	8
0.583% due 08/25/2034	2	2
0.633% due 02/25/2037 - 10/27/2037	137	137
0.783% due 05/25/2042	6	6
0.983% due 09/25/2041	157	158
1.013% due 06/25/2041	124	126
1.113% due 12/25/2037	61	62
1.125% due 01/01/2021	183	184
1.522% due 03/01/2044 - 07/01/2044	26	27
2.630% due 10/01/2031	1	1
Freddie Mac
0.473% due 12/25/2036	23	23
0.886% due 09/15/2041	69	70
1.136% due 02/15/2038	64	65
1.522% due 10/25/2044 - 02/25/2045	186	192
1.722% due 07/25/2044	34	36
Ginnie Mae
0.975% due 04/20/2062	300	298
1.125% due 02/20/2062	241	241
1.225% due 01/20/2066	499	493
1.432% due 01/20/2066	1,000	1,001
1.440% due 03/20/2066	500	499
1.475% due 02/20/2062	146	148
1.750% due 02/20/2032	7	7
NCUA Guaranteed Notes
0.792% due 12/07/2020	87	87

Total U.S. Government Agencies (Cost $3,877)		3,881

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2020 (h)	910	930
U.S. Treasury Notes
1.125% due 02/28/2021	1,300	1,296

Total U.S. Treasury Obligations (Cost $2,192)		2,226

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%
Banc of America Commercial Mortgage Trust
5.347% due 10/10/2045	931	944
5.617% due 07/10/2046	158	159
BCAP LLC Trust
2.553% due 11/26/2035	20	20
Bear Stearns Adjustable Rate Mortgage Trust
2.880% due 01/25/2034	4	4
Bear Stearns ALT-A Trust
2.792% due 09/25/2035	23	19
Carefree Portfolio Trust
1.756% due 11/15/2019	1,200	1,197
CDGJ Commercial Mortgage Trust
1.836% due 12/15/2027	473	470
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035	9	8
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	574	588

Countrywide Home Loan Reperforming REMIC Trust
0.773% due 06/25/2035		12	11
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		462	469
6.067% due 02/15/2041		700	731
Credit Suisse First Boston Mortgage Securities Corp.
1.055% due 03/25/2032		3	3
2.331% due 06/25/2033		13	13
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		311	314
Eurosail PLC
0.891% due 06/13/2045	GBP	270	383
First Republic Mortgage Loan Trust
0.736% due 08/15/2032		$10	9
GreenPoint Mortgage Funding Trust
0.873% due 06/25/2045		28	25
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039		758	774
GSR Mortgage Loan Trust
2.838% due 09/25/2035		15	15
HarborView Mortgage Loan Trust
0.652% due 05/19/2035		39	32
Hudsons Bay Simon JV Trust
2.021% due 08/05/2034		300	300
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		996	999
5.440% due 06/12/2047		446	454
5.699% due 02/12/2049		485	499
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.876% due 12/15/2030		4	4
Merrill Lynch Mortgage Investors Trust
1.439% due 10/25/2035		10	9
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.864% due 08/12/2049		698	723
Morgan Stanley Capital Trust
1.085% due 03/15/2045		11	11
5.715% due 04/12/2049		300	302
RBSSP Resecuritization Trust
0.936% due 10/26/2036		99	97
2.350% due 12/26/2036		22	22
2.680% due 10/25/2035		1,536	1,549
RFTI Issuer Ltd.
2.186% due 08/15/2030		600	599
Selkirk Ltd.
1.860% due 12/20/2041		211	210
Structured Asset Mortgage Investments Trust
0.663% due 05/25/2045		43	37
0.682% due 07/19/2035		7	6
1.092% due 09/19/2032		3	3
Vulcan European Loan Conduit Ltd.
0.101% due 05/15/2017	EUR	11	12
Wachovia Bank Commercial Mortgage Trust
0.591% due 10/15/2048		$1,678	1,666
0.651% due 04/15/2047		1,100	1,071
5.703% due 06/15/2049		250	256
WaMu Commercial Mortgage Securities Trust
5.462% due 03/23/2045		97	98
WaMu Mortgage Pass-Through Certificates Trust
1.351% due 02/25/2046		22	20
1.351% due 08/25/2046		29	24
1.551% due 11/25/2042		10	9
1.751% due 06/25/2042		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $15,514)			15,170

ASSET-BACKED SECURITIES 9.6%
ACS Pass-Through Trust
0.748% due 06/14/2037		168	165
Alba SPV SRL
1.358% due 04/20/2040	EUR	72	82
ARES CLO Ltd.
1.259% due 11/25/2020		$147	145
Atrium CDO Corp.
1.421% due 11/16/2022		193	192
Bear Stearns Asset-Backed Securities Trust
1.093% due 10/25/2032		1	1
Carlyle Global Market Strategies CLO Ltd.
1.854% due 04/20/2022		500	498
Cavalry CLO Ltd.
1.990% due 01/16/2024		500	498
Chancelight, Inc.
1.163% due 04/25/2039		151	148
CIFC Funding Ltd.
1.459% due 08/14/2024		400	399
1.587% due 01/19/2023		200	200

Citigroup Mortgage Loan Trust, Inc.
0.783% due 01/25/2036		541	535
COA Summit CLO Ltd.
1.974% due 04/20/2023		1,292	1,294
Cordatus CLO PLC
0.165% due 07/25/2024	EUR	382	425
Cornerstone CLO Ltd.
0.842% due 07/15/2021		$276	274
Countrywide Asset-Backed Certificates
0.673% due 12/25/2031 ^		2	1
1.173% due 05/25/2032		1	1
Credit Suisse First Boston Mortgage Securities Corp.
1.173% due 08/25/2032		3	2
Dell Equipment Finance Trust
1.420% due 12/22/2017		600	599
Drug Royalty LP
3.139% due 07/15/2023		223	226
Dryden Leveraged Loan CDO
0.864% due 10/20/2020		46	45
Dryden Senior Loan Fund
1.792% due 01/15/2022		936	931
Eagle Ltd.
2.570% due 12/15/2039		172	169
Eaton Vance CDO PLC
0.880% due 03/25/2026		263	257
0.960% due 03/25/2026		322	315
Ford Credit Auto Lease Trust
1.040% due 05/15/2018		1,000	999
Fraser Sullivan CLO Ltd.
1.699% due 04/20/2023		782	782
Gallatin CLO Ltd.
1.892% due 07/15/2023		1,827	1,825
GCAT LLC
3.750% due 07/25/2020		414	412
4.500% due 03/25/2021		500	500
Golden Knight CDO Ltd.
0.862% due 04/15/2019		118	118
Harbourmaster CLO BV
0.076% due 05/08/2023	EUR	134	152
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		$482	482
Highlander Euro CDO BV
0.315% due 09/06/2022	EUR	231	261
KVK CLO Ltd.
1.992% due 07/15/2023		$814	811
LCM LP
1.581% due 04/15/2022		525	521
1.824% due 07/14/2022		614	615
Lockwood Grove CLO Ltd.
1.989% due 01/25/2024		2,200	2,187
Madison Park Funding Ltd.
1.545% due 04/22/2022		814	811
1.908% due 08/15/2022		600	600
Malin CLO BV
0.029% due 05/07/2023	EUR	728	820
MASTR Asset-Backed Securities Trust
0.483% due 11/25/2036		$2	1
Navient Private Education Loan Trust
0.936% due 12/15/2021		184	183
Northstar Education Finance, Inc.
1.133% due 12/26/2031		113	109
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		619	619
OneMain Financial Issuance Trust
2.570% due 07/18/2025		1,000	988
Pretium Mortgage Credit Partners LLC
4.125% due 10/27/2030		194	193
Renaissance Home Equity Loan Trust
0.793% due 11/25/2034		5	5
0.933% due 12/25/2033		24	22
1.316% due 08/25/2033		4	4
SBA Tower Trust
2.898% due 10/15/2044		300	302
SLM Student Loan Trust
2.119% due 04/25/2023		41	41
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045		202	203
Symphony CLO LP
1.717% due 01/09/2023		486	484
Venture CLO Ltd.
1.609% due 11/14/2022		1,000	996
Vericrest Opportunity Loan Trust
3.375% due 10/25/2058		311	307
VOLT LLC
3.250% due 02/25/2055		1,046	1,030
4.250% due 02/26/2046		297	297

Voya CLO Ltd.
1.922% due 10/15/2022		500	499

Total Asset-Backed Securities (Cost $25,622)			25,581

SOVEREIGN ISSUES 2.2%
Export-Import Bank of Korea
1.374% due 01/14/2017		1,800	1,803
Korea Development Bank
1.246% due 01/22/2017		1,500	1,500
3.250% due 09/20/2016		500	505
Korea Land & Housing Corp.
1.875% due 08/02/2017		2,000	2,008

Total Sovereign Issues (Cost $5,811)			5,816

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Citigroup Capital
6.988% due 10/30/2040		3,000	79

Total Preferred Securities (Cost $81)			79

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 11.0%
CERTIFICATES OF DEPOSIT 0.1%
Intesa Sanpaolo SpA
1.997% due 04/11/2016		$200	200

COMMERCIAL PAPER 4.1%
AutoNation, Inc.
1.320% due 04/19/2016 (d)		2,500	2,499
Electricite de France S.A.
1.557% due 01/09/2017 (d)		2,500	2,476
ENI Finance USA, Inc.
1.388% due 06/10/2016 (d)		1,800	1,798
Thermo Fisher Scientific, Inc.
1.733% due 07/08/2016 (d)		4,100	4,085

			10,858

REPURCHASE AGREEMENTS (g) 4.4%			11,734

CZECH REPUBLIC TREASURY BILLS 2.1%
(0.152%) due 09/30/2016 (c)(d)	CZK	132,000	5,555

U.S. TREASURY BILLS 0.3%
0.174% due 04/14/2016 - 04/28/2016 (b)(c)(k)		$675	675

Total Short-Term Instruments (Cost $28,898)			29,022

Total Investments in Securities (Cost $293,304)			291,937

	SHARES
INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short-Term Floating NAV Portfolio III		415,832	4,109

Total Short-Term Instruments (Cost $4,108)			4,109

Total Investments in Affiliates (Cost $4,108)			4,109

Total Investments 111.5% (Cost $297,412)			$296,046
Financial Derivative Instruments (i)(j) (0.4%) (Cost or Premiums, net $(246))			(980)
Other Assets and Liabilities, net (11.1%)			(29,485)

Net Assets 100.0%			$265,581

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	(0.100)%	03/31/2016	04/01/2016	$4,682	U.S. Treasury Notes 1.125% due 02/28/2021	$(4,688)	$4,682	$4,682
DEU	0.250	03/31/2016	04/01/2016	3,526	U.S. Treasury Notes 1.375% due 01/31/2021	(3,534)	3,526	3,526
SGY	0.300	03/31/2016	04/01/2016	3,526	U.S. Treasury Notes 1.375% due 01/31/2021	(3,535)	3,526	3,526

Total Repurchase Agreements						$(11,757)	$11,734	$11,734

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BPG	0.790%	03/23/2016	04/08/2016	$(6,125)	$(6,126)
	0.790	03/28/2016	04/11/2016	(9,173)	(9,174)
FOB	0.950	03/22/2016	04/12/2016	(6,052)	(6,053)
GRE	0.670	03/31/2016	04/05/2016	(2,662)	(2,662)

Total Reverse Repurchase Agreements					$(24,015)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(7,731) at a weighted average interest rate of 0.675%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
U.S. Treasury Notes	1.125%	02/28/2021	$4,300	$(4,254)	$(4,289)
U.S. Treasury Notes	1.375	01/31/2021	14,000	(13,995)	(14,138)
U.S. Treasury Notes	1.750	12/31/2020	6,100	(6,241)	(6,268)

Total Short Sales				$(24,490)	$(24,695)

(3)	Payable for short sales includes $63 of accrued interest.

(h)	Securities with an aggregate market value of $25,232 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar December Futures	$98.750	12/19/2016	44	$(39)	$(48)

Total Written Options				$(39)	$(48)

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	191	$(134)	$0	$(19)
90-Day Eurodollar December Futures	Short	12/2018	265	(316)	0	(36)
90-Day Eurodollar December Futures	Short	12/2019	114	(79)	0	(16)
90-Day Eurodollar March Futures	Short	03/2019	230	11	0	(32)
Australia Government 3-Year Note June Futures	Long	06/2016	417	78	90	0
Euro-Bobl June Futures	Long	06/2016	192	(55)	0	(15)

Total Futures Contracts				$(495)	$90	$(118)

(1)	Unsettled variation margin asset of $3 and liability of $(10) for closed futures is outstanding at period end.

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	0.738%	09/15/2016	$56,000	$7	$7	$0	$0
Receive	3-Month USD-LIBOR	0.965	12/15/2016	28,000	(5)	(5)	0	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018	12,200	(327)	(279)	0	(8)
Receive	3-Month USD-LIBOR *	3.000	07/23/2019	27,400	(469)	(366)	0	(15)

					$(794)	$(643)	$0	$(23)

Total Swap Agreements					$(794)	$(643)	$0	$(23)

*	This security has a forward starting effective date.

Cash of $1,638 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2016	JPY	579,700	$	5,178	$27	$0
	05/2016	$	2,388	EUR	2,151	63	0
CBK	04/2016		2,049	JPY	231,100	4	0
	05/2016	AUD	4,128	$	3,040	0	(119)
	05/2016	EUR	1,517		1,683	0	(45)
	05/2016	$	174	EUR	158	6	0
GLM	04/2016	GBP	122	$	170	0	(5)
	04/2016	$	3,957	GBP	2,770	22	0
	05/2016	GBP	2,670	$	3,813	0	(22)
HUS	04/2016	$	1,342	JPY	150,995	0	0
	05/2016	JPY	150,995	$	1,342	0	0
	09/2016	CZK	132,199		5,510	0	(81)
JPM	04/2016	$	1,754	JPY	197,605	1	0
	05/2016	AUD	1,261	$	892	0	(73)
	05/2016	$	725	GBP	504	0	(2)
	05/2016		123	MXN	2,190	3	0
SCX	04/2016	GBP	2,648	$	3,686	0	(118)
	05/2016	AUD	232		174	0	(3)
	05/2016	EUR	11,439		12,721	0	(311)

Total Forward Foreign Currency Contracts						$126	$(779)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
JPM	Call - OTC USD versus JPY	JPY	116.000	04/07/2016	$4,100	$21	$1

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.150%	04/21/2016	$13,000	$16	$30
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.315	04/11/2016	45,900	46	0

							$62	$30

Total Purchased Options							$83	$31

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC AUD versus USD	$0.764	04/07/2016	AUD 5,500	$(21)	$(40)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	04/11/2016	$45,900	$(46)	$(93)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	05/25/2016	60,400	(80)	(50)

							$(126)	$(143)

Total Written Options							$(147)	$(183)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (2)	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Volvo Treasury AB	1.000%	12/20/2020	1.037%	EUR	500	$(13)	$12	$0	$(1)
CBK	Volvo Treasury AB	1.000	12/20/2020	1.037		500	(11)	10	0	(1)
FBF	Volvo Treasury AB	1.000	12/20/2020	1.037		100	(2)	2	0	0
GST	Mexico Government International Bond	1.000	09/20/2020	1.383		$1,800	(26)	(3)	0	(29)
JPM	Mexico Government International Bond	1.000	12/20/2020	1.454		1,600	(73)	41	0	(32)
	Volvo Treasury AB	1.000	12/20/2020	1.037	EUR	100	(3)	3	0	0
MYC	Volvo Treasury AB	1.000	12/20/2020	1.037		500	(10)	9	0	(1)
NGF	Saudi Arabia Government International Bond	1.000	06/20/2021	1.502		$200	(5)	0	0	(5)

							$(143)	$74	$0	$(69)

Total Swap Agreements							$(143)	$74	$0	$(69)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(k)	Securities with an aggregate market value of $675 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$6,045	$0	$6,045
Corporate Bonds & Notes
Banking & Finance	0	96,270	0	96,270
Industrials	0	75,017	0	75,017
Utilities	0	31,178	0	31,178
Municipal Bonds & Notes
Arkansas	0	111	0	111
California	0	1,322	0	1,322
North Carolina	0	219	0	219
U.S. Government Agencies	0	3,382	499	3,881
U.S. Treasury Obligations	0	2,226	0	2,226
Non-Agency Mortgage-Backed Securities	0	14,960	210	15,170
Asset-Backed Securities	0	25,412	169	25,581
Sovereign Issues	0	5,816	0	5,816
Preferred Securities
Banking & Finance	79	0	0	79
Short-Term Instruments
Certificates of Deposit	0	200	0	200
Commercial Paper	0	10,858	0	10,858
Repurchase Agreements	0	11,734	0	11,734
Czech Republic Treasury Bills	0	5,555	0	5,555
U.S. Treasury Bills	0	675	0	675
	$79	$290,980	$878	$291,937

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,109	$0	$0	$4,109

Total Investments	$4,188	$290,980	$878	$296,046

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(24,695)	$0	$(24,695)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	90	0	0	90
Over the counter	0	157	0	157
	$90	$157	$0	$247

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(166)	(23)	0	(189)
Over the counter	0	(1,031)	0	(1,031)

	$(166)	$(1,054)	$0	$(1,220)

Totals	$4,112	$265,388	$878	$270,378

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Portfolio

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.5%
BANK LOAN OBLIGATIONS 0.3%
Chrysler Group LLC
3.500% due 05/24/2017		$10,253	$10,263
Community Health Systems, Inc.
3.683% - 3.886% due 12/31/2018		1,182	1,173
Swissport Investments S.A.
6.250% due 02/09/2022	EUR	4,000	4,539
Valeant Pharmaceuticals International, Inc.
3.750% due 08/05/2020		$2,708	2,551
4.000% due 04/01/2022		1,684	1,594

Total Bank Loan Obligations (Cost $19,913)			20,120

CORPORATE BONDS & NOTES 27.6%
BANKING & FINANCE 21.0%
ABN AMRO Bank NV
2.450% due 06/04/2020		7,600	7,656
Alexandria Real Estate Equities, Inc.
4.300% due 01/15/2026		7,500	7,694
Ally Financial, Inc.
2.750% due 01/30/2017		51,700	51,571
5.500% due 02/15/2017		12,200	12,454
American Express Bank FSB
6.000% due 09/13/2017		3,600	3,824
American Express Centurion Bank
6.000% due 09/13/2017		3,900	4,142
American Express Co.
6.800% due 09/01/2066		3,489	3,506
American Express Credit Corp.
1.682% due 09/14/2020		11,700	11,641
2.600% due 09/14/2020		13,400	13,739
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	5,600	1,561
4.000% due 01/21/2019 ^		7,700	2,147
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)		2,100	2,357
Banco Santander Chile
1.517% due 04/11/2017		$7,900	7,851
Bank of America Corp.
0.947% due 08/15/2016		2,800	2,796
4.000% due 04/01/2024		14,200	14,926
4.125% due 01/22/2024		5,100	5,413
5.750% due 12/01/2017		10,000	10,631
6.300% due 03/10/2026 (f)		1,800	1,863
6.400% due 08/28/2017		17,700	18,821
6.500% due 08/01/2016		33,000	33,571
6.875% due 04/25/2018		31,600	34,718
Bank of America N.A.
1.088% due 11/14/2016		47,400	47,409
6.000% due 10/15/2036		1,700	2,071
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		2,100	2,304
Bank of New York Mellon Corp.
1.488% due 08/17/2020		16,500	16,436
2.600% due 08/17/2020		16,000	16,495
Bank of Nova Scotia
1.950% due 01/30/2017		500	504
Barclays Bank PLC
2.250% due 05/10/2017		1,000	1,013
7.625% due 11/21/2022		800	862
7.750% due 04/10/2023		900	946
10.179% due 06/12/2021		5,900	7,508
Barclays PLC
8.000% due 12/15/2020 (f)	EUR	800	883
BBVA Bancomer S.A.
6.500% due 03/10/2021		$6,400	7,024
7.250% due 04/22/2020		6,400	7,136
Bear Stearns Cos. LLC
6.400% due 10/02/2017		25,100	26,860
7.250% due 02/01/2018		11,200	12,305
Blackstone CQP Holdco LP
9.296% due 03/19/2019		8,006	8,096
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		21,200	20,537

BPCE S.A.
4.625% due 07/11/2024		2,300	2,256
Cantor Fitzgerald LP
6.500% due 06/17/2022		8,500	8,842
CIT Group, Inc.
3.875% due 02/19/2019		8,260	8,260
5.000% due 05/15/2017		3,748	3,823
5.500% due 02/15/2019		54,961	56,919
Citigroup, Inc.
0.906% due 06/09/2016		13,100	13,093
1.136% due 05/01/2017		65,200	65,120
Credit Agricole S.A.
6.500% due 06/23/2021 (f)	EUR	1,600	1,783
8.375% due 10/13/2019 (f)		$1,500	1,662
Credit Suisse AG
6.500% due 08/08/2023		4,000	4,319
European Investment Bank
0.500% due 08/10/2023	AUD	2,600	1,589
Fifth Third Bancorp
1.043% due 12/20/2016		$3,000	2,990
Ford Motor Credit Co. LLC
1.154% due 09/08/2017		12,400	12,246
1.700% due 05/09/2016		9,220	9,226
2.145% due 01/09/2018		34,200	34,178
2.240% due 06/15/2018		1,000	1,000
2.375% due 01/16/2018		1,200	1,206
2.943% due 01/08/2019		20,700	21,031
3.984% due 06/15/2016		1,400	1,409
6.625% due 08/15/2017		8,900	9,444
8.000% due 12/15/2016		500	522
General Motors Financial Co., Inc.
2.750% due 05/15/2016		4,000	4,007
3.150% due 01/15/2020		9,400	9,440
3.200% due 07/13/2020		4,685	4,681
3.700% due 11/24/2020		3,786	3,864
Goldman Sachs Group, Inc.
1.288% due 05/22/2017		15,200	15,191
1.834% due 09/15/2020		8,200	8,149
3.500% due 01/23/2025		3,600	3,642
3.625% due 01/22/2023		13,000	13,433
3.750% due 05/22/2025		30,590	31,383
GSPA Monetization Trust
6.422% due 10/09/2029		15,238	17,297
HBOS PLC
0.598% due 09/01/2016	EUR	200	227
1.336% due 09/06/2017		$7,700	7,646
HCP, Inc.
4.000% due 12/01/2022		4,300	4,330
Hospitality Properties Trust
4.250% due 02/15/2021		6,100	6,198
HSBC Holdings PLC
2.874% due 03/08/2021		14,900	15,256
3.400% due 03/08/2021		22,600	23,082
ING Bank NV
1.398% due 08/17/2018		9,200	9,174
International Lease Finance Corp.
5.750% due 05/15/2016		2,300	2,306
6.750% due 09/01/2016		9,100	9,248
7.125% due 09/01/2018		7,000	7,647
8.750% due 03/15/2017		46,600	49,205
JPMorgan Chase & Co.
1.071% due 05/30/2017	GBP	14,500	20,725
1.138% due 02/15/2017		$75,600	75,666
2.550% due 03/01/2021		8,200	8,281
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	11,682
KBC Bank NV
8.000% due 01/25/2023		6,000	6,495
KEB Hana Bank
3.125% due 06/26/2017		5,200	5,306
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		42,600	57,440
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	5,400	7,524
MetLife, Inc.
5.250% due 06/15/2020 (f)		$19,000	18,204
Mizuho Bank Ltd.
1.080% due 09/25/2017		1,600	1,602
Morgan Stanley
2.450% due 02/01/2019		3,000	3,047
National Australia Bank Ltd.
0.909% due 06/30/2017		63,500	63,396
2.250% due 03/16/2021		19,100	19,308
National Bank of Canada
2.200% due 10/19/2016		2,500	2,518

Nationwide Building Society
6.250% due 02/25/2020		3,600	4,111
Navient Corp.
8.450% due 06/15/2018		17,600	18,920
Piper Jaffray Cos.
5.060% due 10/09/2018		6,000	6,086
Rabobank Group
0.951% due 04/28/2017		3,600	3,599
2.500% due 01/19/2021		10,000	10,120
5.250% due 08/04/2045		6,500	7,057
6.875% due 03/19/2020	EUR	8,200	11,034
11.000% due 06/30/2019 (f)		$18,800	22,629
Royal Bank of Canada
2.300% due 03/22/2021		19,300	19,490
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (f)		31,200	34,164
Royal Bank of Scotland PLC
9.500% due 03/16/2022		5,500	5,828
13.125% due 03/19/2022	AUD	11,800	9,690
Springleaf Finance Corp.
6.900% due 12/15/2017		$64,200	66,447
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		5,474	5,554
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		19,300	19,689
Toronto-Dominion Bank
2.250% due 03/15/2021		19,300	19,504
Turkiye Garanti Bankasi A/S
3.124% due 04/20/2016		3,100	3,105
UBS AG
1.195% due 06/01/2017		9,500	9,495
1.485% due 06/01/2020		3,400	3,391
5.125% due 05/15/2024		1,700	1,728
7.625% due 08/17/2022		3,700	4,243
UBS Group Funding Jersey Ltd.
3.000% due 04/15/2021 (a)		22,800	22,870
4.125% due 04/15/2026 (a)		15,000	15,028
Volkswagen Bank GmbH
0.209% due 11/27/2017	EUR	4,400	4,907
Wells Fargo & Co.
2.625% due 12/15/2016		$6,700	6,781
7.980% due 03/15/2018 (f)		40,900	42,379
Wells Fargo Capital
5.950% due 12/01/2086		15,900	16,263
Weyerhaeuser Co.
4.625% due 09/15/2023		2,100	2,222

			1,635,123

INDUSTRIALS 3.0%
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		3,600	3,703
Apple, Inc.
2.850% due 05/06/2021		4,400	4,622
Baidu, Inc.
3.000% due 06/30/2020		10,500	10,662
Baxalta, Inc.
4.000% due 06/23/2025		13,820	14,076
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,592
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		5,000	5,156
Continental Resources, Inc.
4.500% due 04/15/2023		700	589
CSN Islands Corp.
6.875% due 09/21/2019 (h)		2,500	1,400
CVS Health Corp.
3.500% due 07/20/2022		10,000	10,740
Daimler Finance North America LLC
2.950% due 01/11/2017		2,771	2,810
Devon Energy Corp.
6.300% due 01/15/2019		3,100	3,139
Dynegy, Inc.
6.750% due 11/01/2019		24,850	24,850
7.375% due 11/01/2022		8,100	7,533
7.625% due 11/01/2024		4,000	3,650
Energy Transfer Partners LP
3.600% due 02/01/2023		2,810	2,442
4.050% due 03/15/2025		7,470	6,589
4.150% due 10/01/2020		2,000	1,942
4.750% due 01/15/2026		4,500	4,135
4.900% due 03/15/2035		2,400	1,906
6.125% due 12/15/2045		1,300	1,171
6.500% due 02/01/2042		3,411	3,148
Gerdau Trade, Inc.
5.750% due 01/30/2021		1,900	1,705

GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,700	1,738
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	9,000	9,345
Johnson & Johnson
3.700% due 03/01/2046		$11,400	12,002
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		630	660
Kinder Morgan, Inc.
1.500% due 03/16/2022	EUR	2,500	2,702
2.000% due 12/01/2017		$15,700	15,539
2.250% due 03/16/2027	EUR	2,700	2,714
MGM Resorts International
7.625% due 01/15/2017		$4,347	4,521
MPLX LP
4.875% due 06/01/2025		8,800	8,042
National Fuel Gas Co.
5.200% due 07/15/2025		21,500	19,777
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		3,785	4,060
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,600	4,956
Rohm & Haas Co.
6.000% due 09/15/2017		1,062	1,123
Transcontinental Gas Pipe Line Co. LLC
7.850% due 02/01/2026		5,000	5,783
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		18,200	14,924
Williams Partners LP
3.600% due 03/15/2022		3,390	2,787
Wynn Las Vegas LLC
5.500% due 03/01/2025		6,900	6,529

			235,762

UTILITIES 3.6%
AT&T, Inc.
3.400% due 05/15/2025		13,900	13,961
4.500% due 05/15/2035		7,700	7,630
BP Capital Markets PLC
2.521% due 01/15/2020		16,400	16,666
Genesis Energy LP
6.750% due 08/01/2022		4,500	4,224
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		1,099	1,150
Majapahit Holding BV
7.250% due 06/28/2017		4,700	5,005
7.750% due 10/17/2016		3,405	3,524
7.750% due 01/20/2020		3,100	3,549
8.000% due 08/07/2019		5,100	5,833
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		15,700	5,103
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		3,519	809
6.750% due 10/01/2023		1,759	405
Petrobras Global Finance BV
2.000% due 05/20/2016		1,200	1,199
2.238% due 05/20/2016		3,900	3,896
2.762% due 01/15/2019		4,200	3,423
3.002% due 03/17/2017		5,700	5,515
3.500% due 02/06/2017		3,600	3,549
3.522% due 03/17/2020		200	155
4.375% due 05/20/2023		12,600	9,226
4.875% due 03/17/2020		2,300	1,920
5.750% due 01/20/2020		1,300	1,123
6.850% due 06/05/2115		14,600	10,106
7.875% due 03/15/2019		42,300	40,671
Plains All American Pipeline LP
4.700% due 06/15/2044		2,500	1,882
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		800	876
6.750% due 09/30/2019		2,000	2,288
Verizon Communications, Inc.
1.036% due 06/09/2017		15,000	14,973
2.382% due 09/14/2018		45,400	46,452
2.500% due 09/15/2016		3,772	3,802
3.000% due 11/01/2021		7,300	7,598
3.500% due 11/01/2024		30,400	31,967
3.650% due 09/14/2018		14,200	14,959

Williams Partners LP
4.875% due 05/15/2023	9,576	8,329

		281,768

Total Corporate Bonds & Notes (Cost $2,153,907)		2,152,653

MUNICIPAL BONDS & NOTES 3.8%
CALIFORNIA 2.3%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	2,200	3,083
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	2,700	3,981
7.043% due 04/01/2050	8,900	13,189
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,200	2,755
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	16,300	23,844
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	8,300	12,913
7.625% due 03/01/2040	17,600	26,952
7.950% due 03/01/2036	6,100	7,406
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	8,200	11,177
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	8,200	10,603
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	15,400	22,576
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	2,400	3,322
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	463
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.950% due 11/01/2050	26,285	37,544

		179,808

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,400	2,668
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	14,300	14,271

		16,939

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	590	593

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	2,300	2,848

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	6,500	8,052

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2024 (c)	22,540	16,182
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	9,116	13,745

		29,927

OHIO 0.6%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	29,100	44,278
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	3,600	3,599

		47,877

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	9,600	13,054

Total Municipal Bonds & Notes (Cost $254,598)		299,098

U.S. GOVERNMENT AGENCIES 32.3%
Fannie Mae
0.493% due 12/25/2036 - 07/25/2037	1,953	1,854

0.683% due 05/25/2037	235	235
0.783% due 03/25/2044	1,072	1,072
0.843% due 09/25/2035	629	629
1.133% due 10/25/2037	911	926
1.522% due 06/01/2043 - 07/01/2044	1,453	1,482
1.722% due 09/01/2040	5	5
1.825% due 04/01/2035	1,939	2,012
2.221% due 08/01/2035	577	612
2.310% due 08/01/2022	4,700	4,821
2.385% due 01/01/2025	5	5
2.455% due 05/25/2035	233	246
2.475% due 04/01/2019	14,288	14,699
2.494% due 09/01/2039	21	21
2.662% due 08/01/2035	93	99
2.670% due 08/01/2022	751	783
2.715% due 09/01/2035	132	139
2.870% due 09/01/2027	6,700	6,906
3.000% due 09/01/2020 - 10/01/2028	4,182	4,376
3.330% due 11/01/2021	1,292	1,385
3.500% due 03/01/2029 - 05/01/2030	1,908	2,017
3.740% due 10/01/2032	291	313
3.873% due 11/01/2035	57	60
4.000% due 01/01/2026 - 07/01/2042	1,728	1,863
4.326% due 12/01/2036	472	502
4.500% due 08/01/2018 - 12/01/2043	23,722	25,887
4.631% due 09/01/2034	290	305
5.000% due 01/01/2023 - 08/01/2044	15,405	17,121
5.500% due 09/01/2017 - 09/01/2041	33,196	37,411
6.000% due 10/01/2016 - 05/01/2041	14,116	16,138
6.500% due 11/01/2034	62	71
7.000% due 04/25/2023 - 06/01/2032	467	531
Fannie Mae, TBA
3.000% due 05/01/2013 - 05/01/2046	229,000	236,133
3.500% due 05/01/2013 - 06/01/2046	569,000	596,528
4.000% due 04/01/2046 - 06/01/2046	739,000	789,178
4.500% due 04/01/2046 - 06/01/2046	204,100	221,983
5.500% due 05/01/2046	12,500	14,003
6.000% due 04/01/2046	1,000	1,140
Freddie Mac
0.886% due 11/15/2030	5	5
0.936% due 09/15/2030	6	6
1.156% due 05/15/2037	313	315
1.522% due 02/25/2045	241	254
2.607% due 07/01/2027	1	1
2.702% due 07/01/2030	1	1
4.000% due 04/01/2029 - 10/01/2041	6,769	7,277
4.500% due 03/01/2029 - 09/01/2041	3,894	4,232
5.500% due 10/01/2034 - 10/01/2038	3,636	4,089
6.000% due 07/01/2016 - 05/01/2040	5,654	6,463
6.500% due 06/01/2016 - 10/01/2037	64	73
7.000% due 06/15/2023	243	268
7.500% due 07/15/2030 - 03/01/2032	64	79
8.500% due 08/01/2024	3	3
Freddie Mac, TBA
3.500% due 05/01/2046	97,000	101,401
4.000% due 04/01/2046 - 06/01/2046	91,000	97,043
4.500% due 04/01/2046 - 05/01/2046	56,900	61,803
6.000% due 04/01/2046	1,000	1,134
Ginnie Mae
1.025% due 07/20/2065 - 08/20/2065	37,213	36,381
1.041% due 02/16/2030	58	58
1.075% due 07/20/2063	24,800	24,706
1.432% due 01/20/2066	5,481	5,485
1.750% due 04/20/2026 - 02/20/2032	202	210
2.000% due 10/20/2029 - 07/20/2030	69	72
6.000% due 12/15/2038 - 11/15/2039	50	56
Ginnie Mae, TBA
3.000% due 04/01/2046	14,000	14,485
3.500% due 04/01/2046 - 05/01/2046	76,000	80,312
4.000% due 04/01/2046 - 05/01/2046	67,000	71,560
Small Business Administration
5.130% due 09/01/2023	11	12
6.290% due 01/01/2021	12	13
7.500% due 04/01/2017	25	25

Total U.S. Government Agencies (Cost $2,507,961)		2,521,313

U.S. TREASURY OBLIGATIONS 39.5%
U.S. Treasury Bonds
2.500% due 02/15/2045	32,200	31,411
2.500% due 02/15/2046 (h)	44,700	43,591
2.750% due 08/15/2042	51,900	53,629
2.750% due 11/15/2042	87,400	90,157
2.875% due 05/15/2043	28,100	29,630
2.875% due 08/15/2045	30,200	31,777
3.000% due 05/15/2042	54,300	59,000

3.000% due 11/15/2044		134,300	144,992
3.125% due 02/15/2042		19,700	21,924
3.125% due 02/15/2043		4,800	5,320
3.125% due 08/15/2044		148,100	163,928
3.375% due 05/15/2044		268,900	311,898
4.250% due 05/15/2039		35,500	47,016
4.375% due 11/15/2039		80,600	108,544
4.375% due 05/15/2040		7,300	9,828
4.500% due 08/15/2039		38,700	53,036
4.625% due 02/15/2040		9,000	12,541
U.S. Treasury Floating Rate Notes
0.572% due 01/31/2018 (j)		2,380	2,383
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2017 (j)		17,419	17,624
0.125% due 04/15/2018 (j)		9,839	10,017
0.125% due 01/15/2022		99,750	101,362
0.125% due 07/15/2022		101,988	103,902
0.125% due 01/15/2023		1,026	1,036
0.375% due 07/15/2023		37,462	38,641
0.375% due 07/15/2025		6,094	6,233
0.625% due 07/15/2021		82,964	87,182
0.625% due 01/15/2026		58,525	61,250
0.750% due 02/15/2042		4,508	4,388
0.750% due 02/15/2045		48,491	47,051
1.375% due 02/15/2044		5,083	5,705
1.750% due 01/15/2028		138,525	160,851
2.000% due 01/15/2026		159,704	187,238
2.375% due 01/15/2025		127,691	152,244
2.375% due 01/15/2027		82,232	100,581
2.500% due 01/15/2029		139,914	176,029
3.625% due 04/15/2028		27,976	38,582
3.875% due 04/15/2029		28,677	41,121
U.S. Treasury Notes
1.750% due 09/30/2022		90,000	91,419
2.000% due 08/31/2021 (j)(l)		2,900	3,002
2.250% due 11/15/2024 (j)		243,800	254,338
2.250% due 11/15/2025		7,800	8,121
2.375% due 08/15/2024 (j)(l)		27,500	28,979
2.500% due 05/15/2024 (h)(j)(l)		65,900	70,114
2.750% due 02/15/2024 (j)(l)		57,400	62,186

Total U.S. Treasury Obligations (Cost $2,973,919)			3,079,801

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.6%
Alba PLC
0.759% due 03/17/2039	GBP	15,827	20,335
American Home Mortgage Investment Trust
2.881% due 02/25/2045		$889	891
BAMLL Commercial Mortgage Securities Trust
3.500% due 03/15/2028		19,500	19,657
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		10,142	10,365
Banc of America Funding Trust
2.826% due 05/25/2035		888	907
6.000% due 03/25/2037 ^		6,570	5,663
Banc of America Mortgage Trust
2.794% due 05/25/2033		1,303	1,311
3.069% due 03/25/2035		7,708	7,140
6.500% due 10/25/2031		87	91
Barclays Commercial Mortgage Securities Trust
1.586% due 05/15/2032		5,000	4,951
BCAP LLC Trust
5.248% due 03/26/2037		980	949
Bear Stearns Adjustable Rate Mortgage Trust
2.502% due 02/25/2033		8	8
2.580% due 02/25/2036		143	140
2.749% due 11/25/2030		1	1
2.801% due 04/25/2033		174	174
2.844% due 11/25/2034		2,770	2,655
2.926% due 02/25/2033		29	27
2.948% due 07/25/2034		853	821
2.971% due 01/25/2034		421	425
3.027% due 04/25/2034		848	830
3.090% due 03/25/2035		3,119	3,114
3.126% due 01/25/2035		221	221
3.160% due 01/25/2035		537	520
Bear Stearns ALT-A Trust
2.792% due 09/25/2035		1,520	1,271
3.006% due 05/25/2035		2,540	2,447
3.591% due 05/25/2036 ^		3,406	2,345
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		827	844
5.700% due 06/11/2050		7,800	8,089
Bear Stearns Structured Products, Inc. Trust
2.414% due 12/26/2046		1,974	1,402
2.775% due 01/26/2036		3,234	2,493

Business Mortgage Finance PLC
2.593% due 02/15/2041	GBP	5,663	7,954
Chase Mortgage Finance Trust
2.612% due 01/25/2036 ^		$4,173	3,809
Citigroup Mortgage Loan Trust, Inc.
2.717% due 05/25/2035		1,421	1,329
2.730% due 10/25/2035		381	376
5.500% due 12/25/2035		4,444	3,583
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		1,231	1,255
Countrywide Alternative Loan Trust
0.603% due 05/25/2047		3,354	2,865
0.613% due 05/25/2047		2,397	1,893
0.622% due 09/20/2046		13,489	11,250
0.623% due 09/25/2046 ^		28,258	24,780
0.633% due 05/25/2036		1,776	1,410
0.642% due 05/20/2046 ^		10,391	7,832
0.758% due 11/20/2035		11,155	8,922
1.433% due 08/25/2035 ^		6,216	4,538
6.000% due 02/25/2037 ^		11,142	8,820
Countrywide Home Loan Mortgage Pass-Through Trust
2.592% due 02/20/2036 ^		541	502
2.664% due 11/25/2034		1,898	1,796
2.757% due 02/20/2035		2,702	2,690
6.000% due 03/25/2037 ^		3,205	3,005
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		5,731	5,823
5.383% due 02/15/2040		406	412
Credit Suisse First Boston Mortgage Securities Corp.
4.902% due 06/25/2032		18	18
Deutsche ALT-A Securities, Inc.
0.583% due 03/25/2037 ^		8,382	6,045
0.933% due 02/25/2035		509	457
Eurosail PLC
0.741% due 03/13/2045	GBP	2,822	3,857
0.751% due 03/13/2045		10,768	14,622
0.891% due 06/13/2045		9,057	12,878
Extended Stay America Trust
2.958% due 12/05/2031		$1,800	1,806
First Horizon Alternative Mortgage Securities Trust
2.287% due 08/25/2035 ^		5,026	4,284
First Horizon Mortgage Pass-Through Trust
2.643% due 10/25/2035 ^		4,868	4,017
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		2	2
German Residential Funding Ltd.
0.799% due 11/27/2024	EUR	15,052	17,271
Great Hall Mortgages PLC
0.769% due 06/18/2039		$5,895	5,370
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039		3,875	3,955
GS Mortgage Securities Corp.
3.120% due 05/10/2050		13,800	14,172
GS Mortgage Securities Corp. Trust
3.203% due 02/10/2029		5,700	5,897
3.980% due 02/10/2029		17,850	18,478
GSR Mortgage Loan Trust
2.838% due 09/25/2035		4,235	4,252
2.849% due 11/25/2035		1,101	1,059
HarborView Mortgage Loan Trust
0.622% due 01/19/2038		5,452	4,415
0.652% due 05/19/2035		543	448
0.682% due 01/19/2036		11,583	7,866
1.092% due 01/19/2035		5,469	3,835
1.182% due 10/19/2035		4,179	3,354
2.711% due 07/19/2035		2,100	1,836
2.790% due 12/19/2035 ^		5,127	3,840
IndyMac Adjustable Rate Mortgage Trust
1.864% due 01/25/2032		2	2
IndyMac Mortgage Loan Trust
0.643% due 04/25/2046		6,182	4,533
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		6,274	6,370
5.420% due 01/15/2049		18,885	19,276
5.882% due 02/15/2051		1,770	1,829
JPMorgan Commercial Mortgage-Backed Securities Trust
5.635% due 03/18/2051		8,085	8,166
JPMorgan Mortgage Trust
2.433% due 06/25/2035		713	707
2.663% due 10/25/2036 ^		7,481	6,325
2.748% due 08/25/2034		5,528	5,522
5.750% due 01/25/2036 ^		796	684
Landmark Mortgage Securities PLC
0.869% due 04/17/2044	GBP	28,075	36,291
Marche Mutui SRL
0.245% due 10/27/2065	EUR	2,820	3,209
2.095% due 01/27/2064		3,119	3,579

MASTR Adjustable Rate Mortgages Trust
1.091% due 01/25/2047 ^		$4,664	3,244
Merrill Lynch Mortgage Investors Trust
0.683% due 11/25/2035		233	218
1.439% due 10/25/2035		548	519
2.361% due 04/25/2035		6,382	6,052
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	5,614
Morgan Stanley Bank of America Merrill Lynch Trust
3.069% due 02/15/2048		3,200	3,311
3.557% due 12/15/2047		7,500	7,977
Morgan Stanley Capital Trust
5.610% due 04/15/2049		1,872	1,873
5.665% due 04/15/2049		13,160	13,525
Morgan Stanley Mortgage Loan Trust
2.608% due 07/25/2035 ^		5,312	4,345
Morgan Stanley Re-REMIC Trust
5.794% due 08/12/2045		31,176	31,920
Prime Mortgage Trust
0.833% due 02/25/2034		140	132
0.933% due 02/25/2035		5,502	5,174
RBSSP Resecuritization Trust
2.581% due 12/25/2035		37,106	37,174
Residential Accredit Loans, Inc. Trust
0.533% due 05/25/2037		13,647	10,023
0.618% due 08/25/2036		10,013	7,942
1.833% due 08/25/2036 ^		10,600	8,586
3.746% due 12/25/2035		789	655
6.000% due 09/25/2036		1,548	1,231
6.000% due 02/25/2037 ^		33,928	26,609
6.500% due 09/25/2036 ^		8,741	6,339
Residential Asset Securitization Trust
0.883% due 10/25/2035		2,719	2,178
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035		3,237	3,021
6.000% due 06/25/2037 ^		4,941	4,344
Residential Mortgage Securities PLC
0.953% due 11/14/2039	GBP	5,682	7,506
RFTI Issuer Ltd.
2.186% due 08/15/2030		$17,500	17,472
Structured Adjustable Rate Mortgage Loan Trust
0.636% due 04/25/2047		3,089	2,229
Structured Asset Mortgage Investments Trust
0.643% due 09/25/2047 ^		4,802	3,292
0.682% due 07/19/2035		2,475	2,360
1.092% due 09/19/2032		40	39
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.515% due 07/25/2032		4	4
2.688% due 02/25/2032		7	7
Suntrust Adjustable Rate Mortgage Loan Trust
2.870% due 02/25/2037 ^		4,517	3,947
Thornburg Mortgage Securities Trust
2.394% due 06/25/2047 ^		18,820	16,846
2.537% due 03/25/2037		2,487	2,194
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047		3,200	3,248
5.703% due 06/15/2049		9,640	9,969
5.749% due 07/15/2045		7,697	7,724
Wachovia Mortgage Loan Trust LLC
2.873% due 05/20/2036 ^		6,974	6,127
WaMu Mortgage Pass-Through Certificates Trust
0.723% due 10/25/2045		532	493
1.551% due 11/25/2042		234	217
1.717% due 08/25/2042		540	513
2.159% due 05/25/2037 ^		7,322	5,839
3.754% due 12/25/2036 ^		550	482
4.378% due 07/25/2037 ^		4,392	4,035
Washington Mutual Mortgage Pass-Through Certificates Trust
5.750% due 01/25/2036 ^		6,434	5,680
Wells Fargo Mortgage-Backed Securities Trust
2.834% due 07/25/2036 ^		9,829	9,409
2.837% due 03/25/2036		1,989	1,967
2.838% due 01/25/2035		1,279	1,287
2.853% due 12/25/2034		1,059	1,038

Total Non-Agency Mortgage-Backed Securities (Cost $749,210)			751,388

ASSET-BACKED SECURITIES 6.2%
Accredited Mortgage Loan Trust
0.563% due 02/25/2037		3,452	3,300
0.693% due 09/25/2036		10,000	8,417
Argent Securities Trust
0.583% due 07/25/2036		21,873	8,365
0.623% due 03/25/2036		7,662	3,671

Bear Stearns Asset-Backed Securities Trust
0.583% due 11/25/2036		17,088	14,250
0.593% due 08/25/2036		1,935	1,670
Cadogan Square CLO BV
0.165% due 07/24/2023	EUR	17,579	19,836
Capital Auto Receivables Asset Trust
1.138% due 11/20/2018		$23,000	23,016
Carlyle Global Market Strategies CLO Ltd.
1.854% due 04/20/2022		22,000	21,911
Celf Loan Partners PLC
0.997% due 05/03/2023	GBP	9,884	13,712
Citigroup Mortgage Loan Trust, Inc.
1.053% due 12/25/2035		$3,678	3,457
Countrywide Asset-Backed Certificates
0.586% due 01/25/2037		3,832	3,678
0.603% due 06/25/2037		5,792	5,487
0.653% due 06/25/2047		16,837	10,405
0.663% due 05/25/2037		7,700	4,608
0.833% due 06/25/2036		6,900	4,927
Countrywide Asset-Backed Certificates Trust
1.233% due 08/25/2047		3,000	2,558
Credit-Based Asset Servicing and Securitization LLC
0.493% due 11/25/2036		508	265
EMC Mortgage Loan Trust
1.176% due 05/25/2040		149	135
Euro-Galaxy CLO BV
0.238% due 10/29/2022	EUR	5,119	5,723
First Franklin Mortgage Loan Trust
0.923% due 09/25/2035		$2,151	2,100
Fremont Home Loan Trust
0.493% due 01/25/2037		92	44
0.843% due 11/25/2035		8,400	5,994
GSAA Trust
5.995% due 03/25/2046 ^		13,585	9,647
Harvest CLO PLC
0.205% due 04/05/2024	EUR	8,218	9,247
Hillmark Funding Ltd.
0.868% due 05/21/2021		$10,698	10,472
Home Equity Loan Trust
0.663% due 04/25/2037		20,000	11,342
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.573% due 11/25/2036		9,309	7,231
JPMorgan Mortgage Acquisition Corp.
0.843% due 10/25/2035 ^		7,500	6,097
JPMorgan Mortgage Acquisition Trust
0.693% due 03/25/2037		2,000	1,431
Lehman XS Trust
0.613% due 06/25/2036		4,876	3,495
Lockwood Grove CLO Ltd.
1.989% due 01/25/2024		16,400	16,303
Long Beach Mortgage Loan Trust
3.433% due 11/25/2032		37	34
MASTR Asset-Backed Securities Trust
0.673% due 03/25/2036		7,515	4,418
0.723% due 12/25/2035		8,493	7,475
Merrill Lynch Mortgage Investors Trust
0.593% due 05/25/2037		28,807	19,202
Morgan Stanley ABS Capital, Inc. Trust
0.683% due 08/25/2036		18,238	10,052
Motor PLC
0.913% due 08/25/2021		106	106
Navient Private Education Loan Trust
1.936% due 01/16/2035		20,641	20,651
NovaStar Mortgage Funding Trust
0.673% due 11/25/2036		3,826	1,725
OHA Credit Partners Ltd.
1.838% due 05/15/2023		23,263	23,149
Option One Mortgage Loan Trust Asset-Backed Certificates
0.893% due 11/25/2035		11,500	8,440
Panther CDO BV
0.312% due 10/15/2084	EUR	23,387	25,879
Penta CLO S.A.
0.172% due 06/04/2024		880	993
RAAC Trust
0.773% due 02/25/2036		$1,400	1,256
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		21,985	11,350
Residential Asset Securities Corp. Trust
0.593% due 06/25/2036		5,046	4,860
0.633% due 02/25/2036		443	442
0.673% due 09/25/2036		13,800	12,198
0.683% due 04/25/2037		7,568	6,911
0.766% due 12/25/2035		6,773	4,555
0.833% due 02/25/2036		6,800	5,431
1.303% due 05/25/2035		2,358	2,288

Securitized Asset-Backed Receivables LLC Trust
0.563% due 05/25/2037 ^		1,551	1,005
SG Mortgage Securities Trust
0.703% due 02/25/2036		3,200	1,597
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	8,842	9,598
Soundview Home Loan Trust
0.543% due 02/25/2037		$2,126	786
0.683% due 11/25/2036		32,677	21,736
Specialty Underwriting & Residential Finance Trust
0.583% due 11/25/2037		21,500	11,265
Structured Asset Securities Corp. Mortgage Loan Trust
0.603% due 12/25/2036		11,999	10,482
WaMu Asset-Backed Certificates Trust
0.683% due 04/25/2037		8,051	3,423
Washington Mutual Asset-Backed Certificates Trust
0.673% due 05/25/2036		13,055	9,014
Wells Fargo Home Equity Asset-Backed Securities Trust
1.023% due 11/25/2035		1,800	1,642

Total Asset-Backed Securities (Cost $484,891)			484,757

SOVEREIGN ISSUES 2.4%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	800	858
Autonomous Community of Catalonia
4.300% due 11/15/2016		21,900	24,831
4.750% due 06/04/2018		300	342
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$3,200	3,199
4.125% due 09/15/2017	EUR	2,300	2,642
Export-Import Bank of Korea
4.000% due 01/29/2021		$5,100	5,564
5.125% due 06/29/2020		2,100	2,366
Italy Buoni Poliennali Del Tesoro
5.000% due 09/01/2040	EUR	7,100	12,206
Korea Development Bank
3.250% due 09/20/2016		$2,400	2,425
Mexico Government International Bond
8.000% due 06/11/2020	MXN	703,400	44,998
Province of Ontario
1.600% due 09/21/2016		$300	301
1.650% due 09/27/2019		2,800	2,809
3.000% due 07/16/2018		3,700	3,843
3.150% due 06/02/2022	CAD	7,600	6,371
4.000% due 10/07/2019		$700	759
4.000% due 06/02/2021	CAD	21,400	18,577
4.200% due 03/08/2018		1,100	901
4.200% due 06/02/2020		12,500	10,768
4.300% due 03/08/2017		800	637
4.400% due 06/02/2019		5,600	4,753
4.400% due 04/14/2020		$600	666
5.500% due 06/02/2018	CAD	2,300	1,943
Province of Quebec
2.750% due 08/25/2021		$17,100	17,939
3.500% due 07/29/2020		3,000	3,235
3.500% due 12/01/2022	CAD	6,300	5,394
3.750% due 09/01/2024		4,800	4,177
4.500% due 12/01/2017		700	572
4.500% due 12/01/2020		2,500	2,202

Total Sovereign Issues (Cost $195,484)			185,278

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
GMAC Capital Trust
6.402% due 02/15/2040		105,000	2,574

Total Preferred Securities (Cost $2,746)			2,574

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.8%
CERTIFICATES OF DEPOSIT 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
1.468% due 05/16/2016		$22,500	22,480

COMMERCIAL PAPER 5.4%
AutoNation, Inc.
1.300% due 04/18/2016	1,400	1,400
1.300% due 04/21/2016	37,200	37,185
Cox Enterprises, Inc.
0.960% due 04/06/2016	20,000	19,998
0.970% due 04/06/2016	19,000	18,999
1.020% due 04/05/2016	24,700	24,698
Duke Energy Corp.
0.930% due 04/18/2016	15,000	14,996
1.010% due 04/11/2016	37,200	37,195
EMC Corp.
1.015% due 04/07/2016 (d)	17,400	17,399
Entergy Corp.
1.120% due 04/08/2016	20,000	19,997
1.120% due 04/22/2016	8,500	8,497
1.130% due 04/05/2016	10,000	9,999
Exelon Generation Co. LLC
1.020% due 04/18/2016	8,200	8,198
1.025% due 04/04/2016	18,700	18,699
1.050% due 04/22/2016	38,600	38,588
Hewlett Packard Enterprise Co.
1.015% due 04/25/2016 (d)	14,000	13,996
Hitachi Capital America Corp.
0.930% due 04/14/2016	8,000	7,999
1.020% due 04/01/2016	8,000	8,000
HP, Inc.
0.970% due 04/04/2016	7,800	7,800
Humana, Inc.
0.910% due 04/07/2016	13,900	13,898
Hyundai Capital America
0.920% due 04/12/2016	38,700	38,694
Thermo Fisher Scientific, Inc.
1.500% due 06/10/2016	38,700	38,602
Viacom, Inc.
1.270% due 04/14/2016	9,500	9,498
Wyndham Worldwide
1.080% due 04/06/2016	10,000	9,999

		424,334

REPURCHASE AGREEMENTS (g) 0.1%		5,073

U.S. TREASURY BILLS 0.0%
0.259% due 04/07/2016 - 04/28/2016 (b)(c)(h)(l)	1,366	1,366

Total Short-Term Instruments (Cost $453,197)		453,253

Total Investments in Securities (Cost $9,795,826)		9,950,235

	SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio III	16,559,192	163,621

Total Short-Term Instruments (Cost $163,579)		163,621

Total Investments in Affiliates (Cost $163,579)		163,621

Total Investments 129.6% (Cost $9,959,405)		$10,113,856
Financial Derivative Instruments (i)(k) 1.0% (Cost or Premiums, net $(21,095))		71,624
Other Assets and Liabilities, net (30.6%)		(2,380,235)

Net Assets 100.0%		$7,805,245

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$5,073	U.S. Treasury Notes 1.625% due 04/30/2019	$(5,179)	$5,073	$5,073

Total Repurchase Agreements						$(5,179)	$5,073	$5,073

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BRC	(3.000)%	11/24/2015	TBD	(2)	$(1,466)	$(1,450)
JPS	0.130	03/08/2016	04/15/2016		(24,098)	(24,100)

Total Reverse Repurchase Agreements						$(25,550)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions
TDM	0.690%	03/09/2016	04/08/2016	$(213)	$(213)

Total Sale-Buyback Transactions					$(213)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(62,883) at a weighted average interest rate of 0.072%.

(h)	Securities with an aggregate market value of $26,219 and cash of $83 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$111.500	05/20/2016	2,081	$18	$15

Total Purchased Options				$18	$15

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May Futures	$129.250	04/22/2016	522	$(171)	$(90)
Put - CBOT U.S. Treasury 10-Year Note May Futures	129.500	04/22/2016	817	(327)	(157)
Call - CBOT U.S. Treasury 10-Year Note May Futures	130.000	04/22/2016	532	(299)	(455)

				$(797)	$(702)

Total Written Options				$(797)	$(702)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance June Futures	Long	06/2016	399	$(97)	$0	$(23)
3-Month Canada Bankers Acceptance September Futures	Long	09/2016	641	(41)	0	(56)
90-Day Eurodollar December Futures	Short	12/2018	3,128	(1,627)	0	(430)
90-Day Eurodollar June Futures	Short	06/2017	2,900	(6,749)	0	(145)
90-Day Eurodollar June Futures	Short	06/2018	2,327	(1,925)	0	(291)
90-Day Eurodollar March Futures	Short	03/2017	1,767	(3,634)	0	(44)
90-Day Eurodollar March Futures	Short	03/2018	3,606	(7,946)	0	(451)
90-Day Eurodollar September Futures	Short	09/2017	1,137	(2,893)	0	(85)
90-Day Eurodollar September Futures	Short	09/2018	4,261	(2,243)	0	(586)
Australia Government 10-Year Bond June Futures	Long	06/2016	2	1	1	0
Call Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	418	180	43	0
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	64	(6)	6	(2)
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	522	206	36	0
Canada Government 10-Year Bond June Futures	Short	06/2016	468	450	212	0
Euro-Bund 10-Year Bond June Futures	Short	05/2016	181	(196)	33	(10)
Euro-Bund 10-Year Bond June Futures	Long	06/2016	45	42	3	(14)
Put Options Strike @ EUR 158.500 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	64	24	0	(1)
Put Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	443	111	0	(10)
Put Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	425	4	9	(5)
Put Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	777	286	0	(18)
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	443	(3)	0	(15)
Put Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	851	(40)	0	(40)
U.S. Treasury 5-Year Note June Futures	Long	06/2016	15,390	1,420	3,366	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	2,688	2,310	1,008	(492)
U.S. Treasury 10-Year Note June Futures	Short	06/2016	1,313	(1,611)	0	0
U.S. Treasury 30-Year Bond June Futures	Long	06/2016	1,597	(952)	1,547	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2018	3,224	693	116	(347)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2018	6,259	(3,531)	225	(674)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2017	378	(310)	7	(34)
United Kingdom Long Gilt June Futures	Short	06/2016	67	(39)	31	(35)

Total Futures Contracts				$(28,116)	$6,643	$(3,808)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	06/17/2016		$135,500	$(347)	$(391)	$0	$(1)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		175,000	(7,096)	(3,221)	0	(211)
Pay	3-Month USD-LIBOR	1.500	02/02/2021		46,500	785	366	80	0
Receive	3-Month USD-LIBOR *	2.000	06/15/2021		393,200	(14,732)	(1,357)	0	(739)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		401,000	(25,419)	(23,765)	0	(1,122)
Receive	3-Month USD-LIBOR	2.350	08/05/2025		103,000	(6,982)	(5,373)	0	(367)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		78,000	(6,823)	(7,533)	0	(294)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		140,900	(7,508)	(7,653)	0	(514)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		590,500	(85,468)	(68,004)	0	(4,170)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		48,400	(3,746)	(2,635)	0	(335)
Receive	6-Month GBP-LIBOR	1.500	12/16/2017	GBP	46,600	(972)	(348)	0	(19)
Receive	6-Month GBP-LIBOR *	1.000	06/15/2018		85,100	(461)	(761)	0	(63)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2018		31,400	(593)	(541)	0	(29)
Receive	6-Month GBP-LIBOR *	1.250	09/21/2018		94,500	(1,110)	(430)	0	(87)
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018		282,600	(1,304)	(521)	0	(258)
Receive	28-Day MXN-TIIE	4.142	06/09/2016	MXN	4,519,000	(23)	(23)	1	0
Receive	28-Day MXN-TIIE	4.150	06/14/2016		866,000	(5)	(5)	0	0
Pay	28-Day MXN-TIIE	4.060	08/24/2016		1,953,400	(63)	(318)	0	0
Pay	28-Day MXN-TIIE	3.912	09/09/2016		5,055,000	(406)	(768)	0	(3)
Pay	28-Day MXN-TIIE	5.700	01/18/2019		230,000	332	(19)	3	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		159,000	19	64	5	0
Pay	28-Day MXN-TIIE	5.270	02/05/2020		1,650,600	837	734	61	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		733,200	838	337	30	0
Pay	28-Day MXN-TIIE	5.535	06/11/2020		219,500	204	95	11	0
Pay	28-Day MXN-TIIE	5.310	10/22/2020		978,100	249	64	43	0
Pay	28-Day MXN-TIIE	5.095	02/05/2021		420,400	(191)	(213)	20	0
Pay	28-Day MXN-TIIE	6.350	06/02/2021		28,000	78	18	1	0
Pay	28-Day MXN-TIIE	5.608	10/08/2021		159,700	92	156	10	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		3,589,100	(158)	3,459	242	0
Pay	28-Day MXN-TIIE	5.920	12/08/2021		39,800	56	37	3	0
Pay	28-Day MXN-TIIE	5.795	12/10/2021		27,400	28	26	2	0
Pay	28-Day MXN-TIIE	5.850	12/21/2021		91,400	105	79	6	0
Pay	28-Day MXN-TIIE	5.375	01/07/2022		620,800	(180)	131	45	0
Pay	28-Day MXN-TIIE	5.940	07/13/2022		1,082,000	1,333	1,221	93	0
Pay	28-Day MXN-TIIE	5.500	09/02/2022		191,300	(69)	208	19	0
Pay	28-Day MXN-TIIE	5.910	09/22/2022		320,900	319	343	29	0
Pay	28-Day MXN-TIIE	5.780	10/06/2022		150,000	87	162	14	0
Pay	28-Day MXN-TIIE	5.825	01/12/2023		1,263,300	695	179	120	0
Pay	28-Day MXN-TIIE	5.665	01/23/2025		55,700	(65)	72	2	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		577,700	1,385	822	19	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		10,400	17	16	0	0
Pay	28-Day MXN-TIIE	5.990	01/30/2026		36,800	(11)	(21)	0	0

						$(156,273)	$(115,311)	$859	$(8,212)

Total Swap Agreements						$(156,273)	$(115,311)	$859	$(8,212)

*	This security has a forward starting effective date.

(j)	Securities with an aggregate market value of $127,379 and cash of $10,232 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2016	$	465	AUD	646	$30	$0
BOA	05/2016	EUR	57,110	$	63,406	0	(1,655)
	05/2016	KRW	6,168,235		5,107	0	(271)
	05/2016	MXN	227,984		12,956	0	(185)
	05/2016	TWD	340,568		10,145	0	(451)
	05/2016	$	25,706	EUR	22,946	434	0
	05/2016		316	INR	21,537	7	0
	05/2016		2,539	KRW	3,113,322	175	0
	05/2016		2,186	THB	79,702	77	0
	05/2016		15,720	TWD	527,345	686	0
	06/2016	EUR	104,144	$	142,587	23,820	0
	06/2016	$	6,094	EUR	4,512	0	(949)
BPS	04/2016	BRL	300,000	$	84,296	862	0
	04/2016	$	75,254	BRL	300,000	8,180	0
	04/2016		6,199	CAD	8,103	40	0
	05/2016	MXN	582,888	$	32,314	0	(1,284)
	05/2016	MYR	24,778		5,592	0	(798)
	05/2016	$	33,994	MXN	606,861	985	0
	09/2016	CNH	137,387	$	20,881	0	(210)
	09/2016	$	2,968	CNH	20,114	120	0
	10/2016	CNH	20,114	$	2,960	0	(124)
	07/2017	BRL	6,300		2,163	613	0
	01/2018		3,496		1,022	200	0
BRC	05/2016	MXN	477,490		27,213	0	(309)
	05/2016	THB	120,930		3,305	0	(128)
	05/2016	$	44,400	MXN	791,992	1,250	0
	05/2016		6,624	MYR	28,154	637	0
	06/2016	EUR	19,578	$	26,921	4,585	0
CBK	04/2016	BRL	1,178,719		337,396	12,862	(3,284)
	04/2016	CAD	271		209	0	0
	04/2016	$	306,252	BRL	1,178,719	22,372	(806)
	04/2016		56,474	CAD	74,665	1,016	0
	05/2016	AUD	30,361	$	21,309	0	(1,923)
	05/2016	CAD	59,571		45,215	0	(655)
	05/2016	CHF	1,616		1,667	0	(16)
	05/2016	EUR	120,908		133,872	0	(3,870)
	05/2016	JPY	9,775,800		86,311	0	(645)
	05/2016	MXN	307,306		17,543	0	(169)
	05/2016	MYR	129,248		30,122	0	(3,209)
	05/2016	SGD	626		447	0	(17)
	05/2016	$	122,627	BRL	454,237	2,697	0
	05/2016		41,650	EUR	36,662	116	0
	05/2016		1,988	KRW	2,398,522	103	0
	05/2016		1,442	MXN	25,735	41	0
	05/2016		4,905	MYR	20,402	356	0
	05/2016		7,202	THB	258,552	139	0
	07/2016		24,041	BRL	94,000	1,449	0
	09/2016		6,705	CNH	43,566	0	(16)
DUB	04/2016	BRL	31,000	$	9,304	682	0
	04/2016	$	8,711	BRL	31,000	0	(89)
	05/2016	THB	300,889	$	8,447	0	(96)
	05/2016	$	12,024	MYR	51,182	1,175	0
	06/2016	EUR	10,773	$	14,750	2,466	0
	06/2016	$	12,309	EUR	9,107	0	(1,924)
	09/2016		10,407	CNH	70,785	454	0
	10/2016	BRL	325,427	$	76,917	0	(8,988)
	12/2016	$	2,729	CNH	18,579	110	0
FBF	04/2016	BRL	204,261	$	52,729	5	(4,083)
	04/2016	$	57,394	BRL	204,261	0	(587)
	05/2016		2,497	TWD	82,776	78	0
GLM	04/2016	BRL	796,303	$	223,750	2,287	0
	04/2016	CAD	203,022		149,004	0	(7,319)
	04/2016	$	199,806	BRL	796,303	21,657	0
	04/2016		4,468	CAD	6,043	185	0
	04/2016		16,169	GBP	11,566	442	0
	05/2016	EUR	61,041	$	67,545	0	(1,994)
	05/2016	JPY	13,190,700		118,211	879	0
	05/2016	MXN	49,356		2,823	0	(22)
	05/2016	TWD	365,502		10,872	0	(500)
	05/2016	$	22,072	MXN	393,908	633	0
	05/2016		2,749	THB	100,366	101	0
	09/2016		11,203	CNH	75,988	456	0
	10/2016	CNH	75,988	$	11,186	0	(464)
	10/2016	$	31,930	CNH	218,335	1,545	0
	12/2016		40,172		272,969	1,523	0
HUS	04/2016	GBP	124,901	$	174,634	0	(4,755)
	05/2016	MXN	903,560		51,397	0	(684)
	05/2016	MYR	34,148		8,250	0	(556)
	05/2016	$	226,864	EUR	202,405	3,722	0
	05/2016		993	KRW	1,191,600	46	0
	05/2016		21,400	MYR	93,360	2,676	0
	09/2016		4,631	CNH	31,403	188	0
	10/2016	CNH	249,738	$	37,934	0	(355)
	12/2016		136,485		20,541	0	(306)
JPM	04/2016	BRL	328,485		93,876	2,519	0
	04/2016	CAD	19,104		14,549	0	(160)
	04/2016	RUB	243,678		3,103	0	(513)
	04/2016	$	82,325	BRL	328,485	9,031	0
	04/2016		98,932	CAD	133,972	4,223	0
	04/2016		7,268	GBP	5,111	73	0
	05/2016	CAD	12,501	$	9,589	0	(37)
	05/2016	EUR	56,831		63,060	0	(1,684)
	05/2016	ILS	1,659		426	0	(16)
	05/2016	JPY	6,472,500		57,574	89	(88)
	05/2016	KRW	7,298,239		6,020	0	(343)
	05/2016	RUB	2,218,345		28,775	0	(3,854)
	05/2016	THB	259,191		7,074	0	(285)
	05/2016	TRY	1,220		416	0	(12)
	05/2016	TWD	622,967		18,591	0	(791)
	05/2016	$	6,008	EUR	5,296	25	0
	05/2016		158,766	JPY	17,959,896	987	0
	05/2016		6,115	KRW	7,366,099	306	0
	05/2016		10,797	MYR	45,097	833	0
	05/2016		18,652	THB	668,284	322	0
	05/2016		7,825	TWD	259,075	235	0
	07/2016	BRL	189,400	$	49,004	0	(2,356)
	09/2016	CNH	21,454		3,270	0	(21)
	09/2016	$	22,618	CNH	153,647	960	0
	10/2016	BRL	607,300	$	147,836	0	(12,477)
	10/2016	CNH	21,454		3,158	0	(132)
	12/2016	$	21,285	CNH	146,282	1,062	0
	01/2018		1,016	BRL	3,496	0	(194)
MSB	04/2016	RUB	292,098	$	4,192	0	(142)
	05/2016	GBP	108,224		155,571	121	0
	05/2016	RUB	350,816		4,535	0	(625)
	05/2016	$	31,356	JPY	3,530,557	49	0
	06/2016	EUR	27,527	$	37,859	6,470	0
	06/2016	$	4,126	RUB	292,098	144	0
	07/2016	BRL	106,200	$	27,442	0	(1,390)
	10/2016		350,200		89,483	0	(2,962)
	10/2016	$	71,514	BRL	300,000	7,680	0
	12/2016	CNH	164,861	$	24,780	0	(405)
NAB	06/2016	EUR	59,849		82,177	13,914	0
	07/2016		45,981		62,378	9,862	0
NGF	05/2016	KRW	654,372		540	0	(31)
	05/2016	$	14,336	MYR	61,740	1,586	0
	05/2016		7,316	THB	262,101	126	0
	05/2016		9,627	TWD	324,013	453	0
RYL	05/2016		6,000	MYR	25,110	476	0
SCX	04/2016		40,746	RUB	3,088,530	5,078	0
	05/2016	EUR	348	$	387	0	(10)
	05/2016	MYR	192,759		43,828	0	(5,883)
	05/2016	THB	434,560		11,888	0	(450)
	05/2016	TWD	113,792		3,405	0	(135)
	05/2016	$	19,106	MYR	82,399	2,144	0
	05/2016		3,169	THB	113,457	52	0
	05/2016		6,948	TWD	233,920	330	0
	09/2016	CNH	285,822	$	43,323	0	(536)
	09/2016	$	31,209	CNH	212,755	1,446	0
	10/2016		6,992		46,721	172	0
SOG	04/2016	RUB	748,471	$	9,569	0	(1,536)
	05/2016	$	5,867	MYR	25,228	639	0
TDM	04/2016	BRL	813,887		$203,319	0	(23,034)
	04/2016	$	228,691	BRL	813,887	0	(2,337)
	10/2016		203,319		856,686	22,827	0
UAG	04/2016	CAD	386	$	291	0	(6)
	05/2016	JPY	16,141,900		142,087	0	(1,496)
	05/2016	MYR	90,360		20,809	0	(2,494)
	05/2016	THB	399,838		10,972	0	(380)
	05/2016	$	16,080	EUR	14,280	188	0
	05/2016		111,405	JPY	12,513,500	0	(97)
	05/2016		8,302	MYR	34,841	683	0
	05/2016		91	PHP	4,357	4	0
	07/2016	BRL	142,000	$	36,792	0	(1,714)
	09/2016	CNH	163,595		24,853	0	(253)

Total Forward Foreign Currency Contracts						$220,271	$(122,575)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	07/05/2016	$1,032,700	$382	$42
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016	668,900	217	62
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	1,634,100	595	66
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	08/20/2018	15,000	1,592	758
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	13,100	1,281	654
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018	92,300	1,311	1,770
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	260,700	90	11
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/12/2016	43,500	1,392	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/23/2016	101,200	2,862	3
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	28,400	1,931	659
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	12,800	1,280	669
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	207,100	75	8

							$13,008	$4,702

Total Purchased Options							$13,008	$4,702

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.300%	04/20/2016	EUR	80,400	$(223)	$0
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		$4,600	(10)	0
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.200	04/20/2016	EUR	54,700	(158)	(1)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		$15,000	(32)	(1)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		15,600	(29)	0
GST	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.300	04/20/2016	EUR	26,400	(67)	0

							$(519)	$(2)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD		$0.740	04/04/2016	AUD	15,600	$(64)	$(414)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		$1,200	(67)	(16)
BRC	Call - OTC AUD versus USD		$0.745	04/21/2016	AUD	15,000	(74)	(348)
CBK	Call - OTC AUD versus USD		0.744	04/01/2016		26,600	(90)	(614)
	Call - OTC USD versus CAD	CAD	1.372	04/21/2016		$29,500	(151)	(11)
	Put - OTC USD versus MXN	MXN	17.800	04/15/2016		15,900	(177)	(500)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		22,000	(1,172)	(664)
	Put - OTC USD versus MXN	MXN	18.200	04/14/2016		19,300	(179)	(1,020)
	Call - OTC USD versus MXN		18.300	04/14/2016		18,900	(135)	(8)
GLM	Call - OTC USD versus CAD	CAD	1.373	04/01/2016		15,700	(90)	0
	Put - OTC USD versus MXN	MXN	18.100	04/01/2016		20,400	(136)	(976)
	Call - OTC USD versus MXN		18.200	04/20/2016		25,600	(347)	(28)
	Call - OTC USD versus MXN		18.450	04/29/2016		25,900	(343)	(34)
	Call - OTC USD versus MXN		18.250	05/05/2016		27,600	(389)	(78)
	Call - OTC USD versus MXN		18.550	05/13/2016		3,600	(37)	(9)
HUS	Call - OTC AUD versus USD		$0.743	04/04/2016	AUD	9,300	(38)	(219)
	Call - OTC USD versus CAD	CAD	1.371	04/01/2016		$18,500	(103)	0
	Call - OTC USD versus RUB	RUB	87.000	12/08/2016		14,700	(632)	(405)
JPM	Call - OTC EUR versus USD		$1.127	05/04/2016	EUR	48,600	(349)	(951)
	Call - OTC USD versus MXN	MXN	18.300	05/05/2016		$26,900	(328)	(69)
MSB	Put - OTC USD versus CAD	CAD	1.340	04/05/2016		28,700	(181)	(911)
UAG	Put - OTC EUR versus USD		$1.104	04/21/2016	EUR	1,500	(6)	(1)
	Put - OTC EUR versus USD		1.102	04/28/2016		71,700	(348)	(91)
	Call - OTC EUR versus USD		1.137	04/28/2016		73,300	(521)	(894)
	Call - OTC EUR versus USD		1.125	04/29/2016		24,600	(174)	(479)

							$(6,131)	$(8,740)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$13,700	$(116)	$(2)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	32,900	(293)	(6)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	14,800	(191)	(3)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,900	(37)	(1)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	15,400	(151)	(4)

						$(788)	$(16)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.450%	06/24/2016		$255,400	$(460)	$(558)
	Put - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.050	06/24/2016		255,400	(319)	(165)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.870	04/18/2016		115,100	(377)	(84)
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400	06/14/2016	EUR	16,100	(57)	(58)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.900	06/14/2016		16,100	(71)	(34)
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.975	04/15/2016		$59,100	(185)	(7)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	27,200	(92)	(141)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		27,200	(110)	(45)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018		$123,500	(2,876)	(948)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	6,700	(26)	(35)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		6,700	(24)	(11)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018		$92,300	(480)	(628)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018		92,300	(835)	(1,119)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.015	04/11/2016		52,600	(172)	0
MYC	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.500	05/12/2016		413,700	(1,394)	0
	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.500	05/23/2016		961,700	(3,005)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017		124,800	(1,934)	(342)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018		56,500	(1,260)	(434)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	04/25/2016		106,700	(670)	(34)

								$(14,347)	$(4,644)

Total Written Options								$(21,785)	$(13,402)

*	The underlying security has a forward starting effective date.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
GST	Canadian Natural Resources Ltd.	(1.000)%	06/20/2017	0.878%	$5,000	$157	$(166)	$0	$(9)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	12/20/2016	0.323%		$1,700	$16	$(7)	$9	$0
	Mexico Government International Bond	1.000	09/20/2020	1.383		6,700	(149)	41	0	(108)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	10,200	(74)	100	26	0
BPS	Morgan Stanley	1.000	12/20/2020	0.987		$12,000	(22)	33	11	0
	Petrobras Global Finance BV	1.000	06/20/2018	7.687		700	(101)	6	0	(95)
	Petrobras Global Finance BV	1.000	12/20/2019	8.757		6,200	(642)	(837)	0	(1,479)
	Petrobras Global Finance BV	1.000	03/20/2020	8.897		500	(77)	(50)	0	(127)
	Tesco PLC	1.000	12/20/2020	2.589	EUR	10,000	(964)	161	0	(803)
BRC	Brazil Government International Bond	1.000	12/20/2016	0.629		$31,000	(781)	874	93	0
	Devon Energy Corp.	1.000	12/20/2020	5.205		5,000	(1,202)	364	0	(838)
	Mexico Government International Bond	1.000	12/20/2020	1.454		26,200	(1,110)	580	0	(530)
	Petrobras Global Finance BV	1.000	12/20/2019	8.757		4,300	(589)	(437)	0	(1,026)
CBK	Brazil Government International Bond	1.000	06/20/2016	0.596		25,000	(80)	110	30	0
	China Government International Bond	1.000	12/20/2018	0.656		2,600	24	1	25	0
	Mexico Government International Bond	1.000	12/20/2019	1.185		10,900	65	(135)	0	(70)
	Mexico Government International Bond	1.000	09/20/2020	1.383		19,000	(428)	121	0	(307)
	Sprint Communications, Inc.	5.000	12/20/2019	10.302		8,700	440	(1,749)	0	(1,309)
DUB	Berkshire Hathaway, Inc.	1.000	06/20/2016	0.243		20,700	363	(322)	41	0
	Berkshire Hathaway, Inc.	1.000	06/20/2017	0.285		11,900	271	(163)	108	0
	Mexico Government International Bond	1.000	06/20/2016	0.289		40,900	99	(21)	78	0
FBF	Devon Energy Corp.	1.000	12/20/2020	5.205		2,500	(455)	36	0	(419)
GST	Anadarko Petroleum Corp.	1.000	12/20/2020	3.250		600	(84)	27	0	(57)
	Mexico Government International Bond	1.000	06/20/2017	0.448		500	(5)	9	4	0
	Mexico Government International Bond	1.000	09/20/2020	1.383		14,500	(320)	86	0	(234)
	Morgan Stanley	1.000	12/20/2020	0.987		16,200	(60)	75	15	0
	Petrobras Global Finance BV	1.000	12/20/2019	8.757		5,400	(598)	(691)	0	(1,289)
	Petrobras Global Finance BV	1.000	03/20/2020	8.897		400	(64)	(38)	0	(102)
	Tesco PLC	1.000	12/20/2020	2.589	EUR	5,000	(517)	116	0	(401)
	Volkswagen International Finance NV	1.000	12/20/2017	1.033		10,000	(226)	223	0	(3)
HUS	Mexico Government International Bond	1.000	09/20/2016	0.289		$1,000	6	(2)	4	0
	Mexico Government International Bond	1.000	12/20/2016	0.323		300	3	(1)	2	0
	Mexico Government International Bond	1.000	09/20/2017	0.557		2,400	(53)	69	16	0
	Mexico Government International Bond	1.000	09/20/2020	1.383		15,800	(369)	114	0	(255)
	Mexico Government International Bond	1.000	12/20/2020	1.454		21,600	(930)	493	0	(437)
	Petrobras Global Finance BV	1.000	03/20/2020	8.897		1,500	(274)	(108)	0	(382)
JPM	Brazil Government International Bond	1.000	09/20/2016	0.596		5,300	(31)	43	12	0
	Mexico Government International Bond	1.000	09/20/2016	0.289		700	4	(1)	3	0
	Mexico Government International Bond	1.000	12/20/2016	0.323		1,600	22	(14)	8	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.033	EUR	10,000	(193)	190	0	(3)
MYC	Anadarko Petroleum Corp.	1.000	12/20/2020	3.250		$6,000	(715)	148	0	(567)
	Mexico Government International Bond	1.000	09/20/2016	0.289		7,100	(33)	59	26	0
	Petrobras Global Finance BV	1.000	12/20/2019	8.757		4,500	(416)	(658)	0	(1,074)

							$(10,249)	$(1,155)	$511	$(11,915)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$11,900	$(831)	$296	$0	$(535)
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	1,832	0	16	16	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	4,051	0	36	36	0
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	8,100	(565)	201	0	(364)

					$(1,396)	$549	$52	$(899)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	0.435%	09/14/2016		$12,500	$0	$25	$25	$0
	Receive	3-Month USD-CPURNSA Index	0.415	09/23/2016		28,400	0	70	70	0
GLM	Pay	28-Day MXN-TIIE	5.500	09/02/2022	MXN	10,000	(22)	19	0	(3)
	Pay	28-Day MXN-TIIE	5.750	06/05/2023		12,300	(29)	30	1	0

							$(51)	$144	$96	$(3)

Total Swap Agreements							$(11,539)	$(628)	$659	$(12,826)

(l)	Securities with an aggregate market value of $29,107 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$20,120	$0	$20,120
Corporate Bonds & Notes
Banking & Finance	0	1,617,826	17,297	1,635,123
Industrials	0	235,762	0	235,762
Utilities	0	281,768	0	281,768
Municipal Bonds & Notes
California	0	179,808	0	179,808
Illinois	0	16,939	0	16,939
Iowa	0	593	0	593
Mississippi	0	2,848	0	2,848
Nebraska	0	8,052	0	8,052
New Jersey	0	29,927	0	29,927
Ohio	0	47,877	0	47,877
Texas	0	13,054	0	13,054
U.S. Government Agencies	0	2,496,607	24,706	2,521,313
U.S. Treasury Obligations	0	3,079,801	0	3,079,801
Non-Agency Mortgage-Backed Securities	0	749,986	1,402	751,388
Asset-Backed Securities	0	484,757	0	484,757
Sovereign Issues	0	185,278	0	185,278
Preferred Securities
Banking & Finance	2,574	0	0	2,574
Short-Term Instruments
Certificates of Deposit	0	22,480	0	22,480
Commercial Paper	0	424,334	0	424,334
Repurchase Agreements	0	5,073	0	5,073
U.S. Treasury Bills	0	1,366	0	1,366
	$2,574	$9,904,256	$43,405	$9,950,235

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$163,621	$0	$0	$163,621

Total Investments	$166,195	$9,904,256	$43,405	$10,113,856

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,643	874	0	7,517
Over the counter	0	225,632	0	225,632
	$6,643	$226,506	$0	$233,149

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,808)	(8,914)	0	(12,722)
Over the counter	0	(148,803)	0	(148,803)

	$(3,808)	$(157,717)	$0	$(161,525)

Totals	$169,030	$9,973,045	$43,405	$10,185,480

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Portfolio

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.4%
BANK LOAN OBLIGATIONS 1.8%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$200	$199
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		1,983	1,984
Charter Communications Operating LLC
3.500% due 01/24/2023		200	201
Chrysler Group LLC
3.500% due 05/24/2017		2,595	2,598
Dell, Inc.
3.750% due 10/29/2018		134	134

Total Bank Loan Obligations (Cost $5,103)			5,116

CORPORATE BONDS & NOTES 24.5%
BANKING & FINANCE 13.9%
Abbey National Treasury Services PLC
2.500% due 03/14/2019		1,400	1,417
ABN AMRO Bank NV
4.750% due 07/28/2025		100	101
AGFC Capital Trust
6.000% due 01/15/2067		100	52
Ally Financial, Inc.
2.750% due 01/30/2017		3,200	3,192
3.300% due 07/18/2016		1,200	1,203
3.500% due 07/18/2016		500	502
5.500% due 02/15/2017		1,400	1,429
American Express Co.
4.900% due 03/15/2020 (e)		300	270
American International Group, Inc.
4.125% due 02/15/2024		300	313
Bank of America Corp.
0.947% due 08/15/2016		100	100
2.000% due 01/11/2018		1,400	1,407
3.958% due 10/21/2025	MXN	2,000	130
5.750% due 12/01/2017		$3,500	3,721
6.400% due 08/28/2017		700	744
6.875% due 04/25/2018		1,300	1,428
Barclays Bank PLC
7.625% due 11/21/2022		400	431
7.750% due 04/10/2023		200	210
14.000% due 06/15/2019 (e)	GBP	500	910
Barclays PLC
5.250% due 08/17/2045		$200	202
BNP Paribas S.A.
7.625% due 03/30/2021 (e)		400	403
BPCE S.A.
5.150% due 07/21/2024		600	614
CIT Group, Inc.
4.250% due 08/15/2017		300	306
5.000% due 05/15/2017		100	102
Citigroup, Inc.
1.298% due 11/15/2016		500	501
6.125% due 11/15/2020 (e)		400	401
Credit Agricole S.A.
6.500% due 06/23/2021 (e)	EUR	300	334
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$700	670
Ford Motor Credit Co. LLC
3.984% due 06/15/2016		1,590	1,600
4.207% due 04/15/2016		1,000	1,001
General Motors Financial Co., Inc.
2.750% due 05/15/2016		200	200
Goldman Sachs Group, Inc.
3.625% due 01/22/2023		300	310
6.150% due 04/01/2018		200	216
HSBC Holdings PLC
3.400% due 03/08/2021		600	613
4.300% due 03/08/2026		500	516
International Lease Finance Corp.
5.750% due 05/15/2016		1,500	1,504
8.750% due 03/15/2017		200	211
JPMorgan Chase & Co.
1.519% due 01/25/2018		300	301
2.115% due 03/01/2021		2,000	2,032
7.900% due 04/30/2018 (e)		700	701

Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	1,756	2,447
7.875% due 06/27/2029 (e)		200	278
MUFG Union Bank N.A.
2.625% due 09/26/2018		$300	306
Murray Street Investment Trust
4.647% due 03/09/2017		200	206
Navient Corp.
5.000% due 06/15/2018		1,000	989
8.450% due 06/15/2018		200	215
Rabobank Group
2.500% due 01/19/2021		500	504
6.875% due 03/19/2020	EUR	1,100	1,480
Toronto-Dominion Bank
1.625% due 04/07/2021 (b)		$800	800
UBS AG
5.125% due 05/15/2024		1,000	1,016
7.250% due 02/22/2022		200	206
7.625% due 08/17/2022		250	287
Volkswagen Bank GmbH
0.209% due 11/27/2017	EUR	100	112
Wells Fargo & Co.
2.600% due 07/22/2020		$200	205

			39,349

INDUSTRIALS 5.8%
AbbVie, Inc.
1.800% due 05/14/2018		400	403
2.500% due 05/14/2020		100	102
3.600% due 05/14/2025		200	210
Actavis Funding SCS
1.887% due 03/12/2020		500	498
Altice Financing S.A.
6.625% due 02/15/2023		400	403
Aviation Capital Group Corp.
3.875% due 09/27/2016		400	402
Canadian Natural Resources Ltd.
1.750% due 01/15/2018		300	293
CCO Safari LLC
3.579% due 07/23/2020		100	102
4.464% due 07/23/2022		100	105
4.908% due 07/23/2025		200	211
6.484% due 10/23/2045		100	112
CNPC General Capital Ltd.
1.450% due 04/16/2016		3,000	3,000
Cox Communications, Inc.
5.875% due 12/01/2016		1,100	1,132
CVS Health Corp.
1.900% due 07/20/2018		100	102
3.875% due 07/20/2025		200	216
4.875% due 07/20/2035		100	112
5.125% due 07/20/2045		100	116
DISH DBS Corp.
4.250% due 04/01/2018		300	308
4.625% due 07/15/2017		200	205
7.875% due 09/01/2019		200	221
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	500	517
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		$200	198
Kraft Heinz Foods Co.
2.000% due 07/02/2018		550	555
3.950% due 07/15/2025		100	107
Kroger Co.
2.200% due 01/15/2017		100	101
ONEOK Partners LP
6.150% due 10/01/2016		1,427	1,465
QUALCOMM, Inc.
4.800% due 05/20/2045		100	99
Reynolds American, Inc.
3.250% due 06/12/2020		54	57
4.450% due 06/12/2025		100	110
SABMiller Holdings, Inc.
1.306% due 08/01/2018		3,600	3,584
Thermo Fisher Scientific, Inc.
3.600% due 08/15/2021		400	415
UnitedHealth Group, Inc.
1.070% due 01/17/2017		300	300
Universal Health Services, Inc.
3.750% due 08/01/2019		400	412

Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		400	407

			16,580

UTILITIES 4.8%
AES Corp.
3.635% due 06/01/2019		900	871
AT&T, Inc.
1.559% due 06/30/2020		300	297
2.450% due 06/30/2020		100	101
3.000% due 06/30/2022		400	407
3.400% due 05/15/2025		1,200	1,205
4.500% due 05/15/2035		100	99
Petrobras Global Finance BV
2.750% due 01/15/2018	EUR	600	620
3.002% due 03/17/2017		$1,100	1,065
3.500% due 02/06/2017		200	197
3.522% due 03/17/2020		100	77
4.375% due 05/20/2023		50	37
5.750% due 01/20/2020		1,000	864
6.250% due 12/14/2026	GBP	100	100
6.850% due 06/05/2115		$350	242
Sinopec Group Overseas Development Ltd.
1.397% due 04/10/2017		1,600	1,597
Verizon Communications, Inc.
2.164% due 09/15/2016		3,700	3,720
2.382% due 09/14/2018		900	921
5.150% due 09/15/2023		1,100	1,272

			13,692

Total Corporate Bonds & Notes (Cost $70,099)			69,621

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		100	102
7.750% due 01/01/2042		100	100

Total Municipal Bonds & Notes (Cost $197)			202

U.S. GOVERNMENT AGENCIES 4.5%
Fannie Mae, TBA
3.000% due 05/01/2046		4,700	4,813
4.000% due 04/01/2046		5,900	6,306
Freddie Mac
1.550% due 10/25/2021 (a)		381	26
5.500% due 08/15/2051		400	404
10.964% due 04/15/2044		57	60
Ginnie Mae, TBA
4.000% due 04/01/2046		1,000	1,070

Total U.S. Government Agencies (Cost $12,666)			12,679

U.S. TREASURY OBLIGATIONS 31.3%
U.S. Treasury Bonds
2.500% due 02/15/2046		3,000	2,926
3.000% due 11/15/2044		1,300	1,403
3.125% due 08/15/2044		1,700	1,882
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2023		1,334	1,347
0.125% due 07/15/2024		5,388	5,414
0.250% due 01/15/2025		7,202	7,271
0.625% due 07/15/2021		1,156	1,215
0.750% due 02/15/2045		1,207	1,171
1.125% due 01/15/2021 (i)		2,491	2,665
2.000% due 01/15/2026 (k)		3,581	4,198
2.375% due 01/15/2025		503	599
U.S. Treasury Notes
1.625% due 02/15/2026		700	690
1.875% due 11/30/2021 (i)(k)		5,300	5,446
1.875% due 10/31/2022 (g)(k)		19,100	19,548
2.000% due 05/31/2021 (i)(k)		1,100	1,140
2.000% due 07/31/2022 (i)(k)		11,400	11,761
2.000% due 08/15/2025		3,000	3,059
2.125% due 09/30/2021		16,500	17,185
2.125% due 05/15/2025 (k)		50	52

Total U.S. Treasury Obligations (Cost $86,585)			88,972

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.2%
Banc of America Commercial Mortgage Trust
5.557% due 04/10/2049		79	81

BCAP LLC Trust
5.250% due 06/26/2036		639	513
Bear Stearns Adjustable Rate Mortgage Trust
2.864% due 01/25/2035		27	26
3.341% due 11/25/2034		790	741
Berica ABS SRL
0.058% due 12/31/2055	EUR	607	687
CBA Commercial Small Balance Commercial Mortgage
0.683% due 06/25/2038		$2,045	1,349
Countrywide Alternative Loan Trust
0.612% due 02/20/2047 ^		435	325
6.000% due 02/25/2037 ^		527	420
Countrywide Home Loan Mortgage Pass-Through Trust
2.649% due 02/20/2036		865	739
2.763% due 08/25/2034		460	415
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,420	3,475
Credit Suisse Mortgage Capital Certificates
0.766% due 12/27/2035		1,331	1,208
First Horizon Alternative Mortgage Securities Trust
2.362% due 01/25/2036 ^		447	350
2.375% due 06/25/2034		251	244
2.458% due 06/25/2036		475	386
First Horizon Mortgage Pass-Through Trust
2.511% due 11/25/2037 ^		3,475	2,996
HarborView Mortgage Loan Trust
1.252% due 11/19/2034		81	63
IndyMac Mortgage Loan Trust
0.643% due 04/25/2046		3,052	2,238
2.763% due 10/25/2034		50	48
4.123% due 08/25/2037		472	360
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		79	80
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		52	53
Morgan Stanley Capital Trust
5.665% due 04/15/2049		960	987
RBSSP Resecuritization Trust
0.686% due 02/26/2037		976	916
RMAC Securities PLC
0.741% due 06/12/2044	GBP	1,572	2,016
Structured Asset Mortgage Investments Trust
0.633% due 08/25/2036		$1,704	1,477
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035		394	397
Thornburg Mortgage Securities Trust
1.683% due 06/25/2037 ^		137	120
2.487% due 06/25/2037		509	481
Wachovia Bank Commercial Mortgage Trust
5.703% due 06/15/2049		2,774	2,869
5.749% due 07/15/2045		385	386
5.946% due 02/15/2051		226	235
WaMu Mortgage Pass-Through Certificates Trust
0.663% due 04/25/2045		112	105
Washington Mutual Mortgage Pass-Through Certificates Trust
1.883% due 09/25/2035 ^		1,660	1,310
Wells Fargo Mortgage-Backed Securities Trust
2.833% due 01/25/2035		525	519
2.841% due 06/25/2035		354	361

Total Non-Agency Mortgage-Backed Securities (Cost $28,143)			28,976

ASSET-BACKED SECURITIES 22.4%
ACE Securities Corp. Home Equity Loan Trust
0.588% due 08/25/2036		440	360
0.593% due 05/25/2036		1,173	1,053
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.153% due 03/25/2035		1,900	1,857
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.813% due 02/25/2036		2,077	1,350
Asset-Backed Funding Certificates Trust
0.593% due 01/25/2037		3,505	2,056
0.653% due 01/25/2037		2,438	1,446
Asset-Backed Securities Corp. Home Equity Loan Trust
1.453% due 07/25/2035		4,263	3,395
Atlas Senior Loan Fund Ltd.
1.818% due 08/18/2025		1,000	983
Bear Stearns Asset-Backed Securities Trust
0.923% due 09/25/2035		1,100	927
Belle Haven ABS CDO Ltd.
0.979% due 11/03/2044		294	148
1.019% due 11/03/2044		450	227
Carlyle Global Market Strategies CLO Ltd.
1.742% due 07/15/2025		1,000	972
Citigroup Mortgage Loan Trust, Inc.
0.573% due 08/25/2036		89	83

Countrywide Asset-Backed Certificates
0.563% due 12/25/2036 ^		511	457
0.573% due 08/25/2037		3,573	3,214
0.573% due 06/25/2047 ^		868	697
0.583% due 07/25/2036		1,032	984
0.583% due 04/25/2047		1,193	1,121
4.946% due 07/25/2036		300	239
Countrywide Asset-Backed Certificates Trust
0.786% due 05/25/2036		249	242
1.106% due 08/25/2035		1,660	1,490
5.065% due 08/25/2035		600	590
Credit-Based Asset Servicing and Securitization LLC
3.983% due 03/25/2037 ^		2,951	1,407
First Franklin Mortgage Loan Trust
0.593% due 04/25/2036		2,289	1,881
0.793% due 10/25/2035		859	800
0.793% due 11/25/2035		4,000	2,807
GoldenTree Loan Opportunities Ltd.
1.769% due 04/25/2025		2,000	1,957
GSAA Home Equity Trust
0.713% due 07/25/2037		2,876	1,023
GSAMP Trust
0.633% due 11/25/2036		1,225	651
0.663% due 03/25/2047		2,000	1,289
Home Equity Asset Trust
1.468% due 08/25/2035		1,900	1,466
HSI Asset Securitization Corp. Trust
0.543% due 12/25/2036		2,602	1,013
0.653% due 12/25/2036		732	288
Huntington CDO Ltd.
0.891% due 11/05/2040		255	245
JPMorgan Mortgage Acquisition Corp.
0.773% due 02/25/2036		1,060	817
Long Beach Mortgage Loan Trust
0.693% due 08/25/2045		1,403	1,062
Madison Park Funding Ltd.
1.994% due 01/20/2025		1,000	996
MASTR Specialized Loan Trust
0.803% due 01/25/2037		2,023	1,095
Monroe Capital BSL CLO Ltd.
2.198% due 05/22/2027		1,000	993
Morgan Stanley ABS Capital, Inc. Trust
0.573% due 11/25/2036		237	139
0.583% due 10/25/2036		548	326
Morgan Stanley Capital, Inc. Trust
0.613% due 03/25/2036		64	57
0.723% due 01/25/2036		465	416
Morgan Stanley Home Equity Loan Trust
0.573% due 12/25/2036		2,624	1,411
0.693% due 04/25/2036		4,119	2,833
Newcastle CDO Ltd.
0.968% due 12/24/2039		8	8
OHA Credit Partners Ltd.
1.744% due 04/20/2025		1,000	979
Option One Mortgage Loan Trust
0.763% due 04/25/2037		4,135	2,413
Residential Asset Securities Corp. Trust
0.893% due 11/25/2035		3,100	2,395
Securitized Asset-Backed Receivables LLC Trust
1.198% due 02/25/2034		530	491
Sierra Madre Funding Ltd.
0.821% due 09/07/2039		1,024	819
0.841% due 09/07/2039		2,362	1,890
Structured Asset Investment Loan Trust
0.793% due 10/25/2035		326	320
Structured Asset Securities Corp. Mortgage Loan Trust
1.103% due 11/25/2035		1,000	725
Tralee CLO Ltd.
1.974% due 07/20/2026		3,000	2,939
Triaxx Prime CDO Ltd.
0.701% due 10/02/2039		371	285
Wells Fargo Home Equity Asset-Backed Securities Trust
0.663% due 04/25/2037		1,721	1,403

Total Asset-Backed Securities (Cost $61,302)			63,530

SOVEREIGN ISSUES 5.4%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	100	107
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (c)	BRL	23,000	6,189
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		3,100	757
10.000% due 01/01/2025		22,800	5,143
New Zealand Government International Inflation Linked Bond
2.000% due 09/20/2025	NZD	207	144
3.000% due 09/20/2030		820	632

Republic of Greece Government International Bond
3.000% due 02/24/2034	EUR	300	197
3.375% due 07/17/2017 (g)		800	848
4.750% due 04/17/2019		500	508
Slovenia Government International Bond
5.250% due 02/18/2024		$600	674

Total Sovereign Issues (Cost $16,329)			15,199

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Ally Financial, Inc.
8.500% due 05/15/2016 (e)		3,586	92

Total Preferred Securities (Cost $96)			92

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (f) 0.2%			482

Total Short-Term Instruments (Cost $482)			482

Total Investments in Securities (Cost $281,002)			284,869

	SHARES
INVESTMENTS IN AFFILIATES 6.1%
SHORT-TERM INSTRUMENTS 6.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short-Term Floating NAV Portfolio III		1,762,069	17,411

Total Short-Term Instruments (Cost $17,406)			17,411

Total Investments in Affiliates (Cost $17,406)			17,411

Total Investments 106.5% (Cost $298,408)			$302,280
Financial Derivative Instruments (h)(j) 2.3% (Cost or Premiums, net $(751))			6,530
Other Assets and Liabilities, net (8.8%)			(24,882)

Net Assets 100.0%			$283,928

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$482	U.S. Treasury Notes 1.625% due 04/30/2019	$(493)	$482	$482

Total Repurchase Agreements						$(493)	$482	$482

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BOS	0.630%	01/14/2016	04/14/2016			$(1,809)	$(1,811)
MYI	(25.000)	02/03/2016	TBD	(2)	EUR	(176)	(193)

Total Reverse Repurchase Agreements							$(2,004)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(3,628) at a weighted average interest rate of (0.455)%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	04/01/2046	$6,800	$(7,245)	$(7,268)

Total Short Sales				$(7,245)	$(7,268)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $5,791 and cash of $3,117 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$112.500	05/20/2016	86	$1	$1

Total Purchased Options				$1	$1

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	570	$(363)	$0	$(7)
90-Day Eurodollar June Futures	Short	06/2016	61	(53)	0	0
90-Day Eurodollar March Futures	Short	03/2017	46	(88)	0	(1)
90-Day Eurodollar September Futures	Short	09/2016	50	(67)	0	0
Australia Government 10-Year Bond June Futures	Long	06/2016	3	3	2	0
Euro-Bund 10-Year Bond June Futures	Long	05/2016	77	0	0	0
Euro-Bund 10-Year Bond June Futures	Short	05/2016	8	(9)	2	0
Euro-Bund 10-Year Bond June Futures	Long	06/2016	77	(50)	5	(24)
U.S. Treasury 5-Year Note June Futures	Long	06/2016	143	35	31	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	280	250	105	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2016	1	1	0	(1)

Total Futures Contracts				$(341)	$145	$(33)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$6,350	$193	$149	$10	$0
CDX.IG-25 5-Year Index	1.000	12/20/2020	44,100	236	423	0	(3)

				$429	$572	$10	$(3)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR *	1.750%	12/14/2017		$56,600	$(478)	$(261)	$0	$(9)
Receive	3-Month USD-LIBOR	1.500	12/16/2017		56,800	(890)	(394)	0	(9)
Receive	3-Month USD-LIBOR *	1.250	06/15/2018		44,800	(312)	(397)	0	(17)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		26,300	(705)	(438)	0	(17)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		48,300	(2,165)	(2,374)	0	(84)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		55,100	2,448	1,482	93	0
Receive	3-Month USD-LIBOR *	2.000	06/15/2023		40,200	(1,491)	(72)	0	(49)
Receive	3-Month USD-LIBOR	2.330	08/19/2025		2,800	(183)	(173)	0	(10)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		300	(20)	(16)	0	(1)
Receive	3-Month USD-LIBOR	2.150	12/03/2025		2,100	(112)	(111)	0	(8)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		500	(44)	(51)	0	(2)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		28,800	(1,489)	(1,632)	0	(109)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		7,900	(1,143)	(885)	0	(72)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		11,950	(895)	(26)	0	(67)
Receive	6-Month EUR-EURIBOR	0.430	12/11/2019	EUR	1,000	(23)	(14)	0	0
Receive	6-Month EUR-EURIBOR *	0.750	09/21/2026		3,250	(45)	(37)	6	0
Receive	6-Month GBP-LIBOR	2.050	09/23/2019	GBP	600	(35)	(12)	0	(1)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020		2,100	(90)	(60)	0	(4)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		3,700	(286)	(163)	0	(8)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		800	(26)	(7)	0	(5)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	770,000	(97)	(5)	20	0
Pay	28-Day MXN-TIIE	5.700	01/18/2019	MXN	9,000	13	(1)	0	0
Pay	28-Day MXN-TIIE	5.470	04/26/2019		3,800	4	0	0	0
Pay	28-Day MXN-TIIE	7.500	06/02/2021		15,000	89	4	1	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		2,500	0	2	0	0
Pay	28-Day MXN-TIIE	5.780	09/29/2022		20,700	11	15	2	0
Receive	28-Day MXN-TIIE	5.855	02/23/2023		34,200	(22)	(22)	0	(3)
Pay	28-Day MXN-TIIE *	7.740	05/29/2024		23,000	58	27	1	0
Pay	28-Day MXN-TIIE *	7.650	05/30/2024		1,700	4	2	0	0
Pay	28-Day MXN-TIIE *	7.635	06/09/2025		5,600	9	9	0	0

						$(7,915)	$(5,610)	$123	$(475)

Total Swap Agreements						$(7,486)	$(5,038)	$133	$(478)

*	This security has a forward starting effective date.
(4)	Unsettled variation margin liability of $65 for closed swap agreements is outstanding at period end.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2016	BRL	1,928	$	542	$6	$0
	04/2016	$	517	BRL	1,928	19	0
	04/2016		436	CNH	2,844	4	0
	05/2016	BRL	6,591	$	1,879	61	0
	05/2016	HKD	280		36	0	0
	05/2016	JPY	9,300		83	0	0
	05/2016	NZD	1,145		758	0	(32)
	05/2016	$	1,104	CNH	7,196	7	0
	06/2016	EUR	7,597	$	10,403	1,740	0
	06/2016	$	8,329	EUR	7,597	405	(70)
	08/2016	CNH	9,447	$	1,393	0	(59)
	08/2016	$	755	CNH	5,016	16	0
	10/2016		1,284		8,385	0	0
BPS	08/2016	CNH	7,940	$	1,200	0	(21)
	08/2016	$	602	CNH	3,949	5	0
	01/2017	BRL	5,000	$	1,817	529	0
	07/2017		7,400		2,540	720	0
BRC	05/2016	$	1,400	MXN	24,951	38	0
	05/2016		305	TWD	10,012	6	0
	06/2016	EUR	1,536	$	2,112	360	0
	10/2016	$	1,429	CNH	9,661	51	0
CBK	04/2016	EUR	109	$	121	0	(3)
	04/2016	$	155	EUR	137	1	0
	05/2016	BRL	10,428	$	2,987	110	0
	05/2016	CAD	575		416	0	(27)
	05/2016	CHF	113		117	0	(1)
	05/2016	$	1,279	RUB	100,100	193	0
DUB	04/2016	BRL	7,480	$	2,102	21	0
	04/2016	$	2,000	BRL	7,480	80	0
	06/2016	EUR	981	$	1,292	185	(12)
	06/2016	$	1,326	EUR	981	0	(207)
	10/2016	JPY	120,988	$	1,710	628	0
	10/2016	$	792	CNH	5,348	27	0
GLM	04/2016	BRL	31,080	$	8,733	89	0
	04/2016	$	13,937	BRL	53,353	901	0
	04/2016		6,603	GBP	4,624	38	0
	05/2016	GBP	4,624	$	6,604	0	(38)
	05/2016	JPY	221,446		1,906	0	(64)
	07/2016	BRL	23,000		6,219	0	(18)
HUS	04/2016		40,487		11,237	0	(23)
	04/2016	$	11,376	BRL	40,487	0	(116)
	04/2016		28	CNH	183	0	0
	05/2016		11,155	BRL	40,487	16	0
	05/2016		587	TWD	19,274	13	0
	08/2016	CNH	12,145	$	1,836	0	(31)
	08/2016	$	1,479	CNH	9,739	18	0
	10/2016		501		3,386	18	0
	01/2021	BRL	380	$	59	0	(11)
JPM	04/2016	$	1,334	EUR	1,194	24	0
	05/2016	BRL	9,007	$	2,555	70	0
	05/2016	$	1,160	CNH	7,563	8	0
	05/2016		237	TWD	7,784	5	0
	10/2016		789	CNH	5,334	28	0
MSB	04/2016	EUR	6,514	$	7,148	0	(264)
	05/2016	BRL	2,213		628	18	0
	05/2016	$	1,391	RUB	104,062	140	0
	06/2016	EUR	2,157	$	2,967	507	0
	06/2016	$	2,346	EUR	2,157	113	0
	01/2017	BRL	4,000	$	1,452	422	0
NAB	06/2016	EUR	4,573		6,279	1,063	0
	06/2016	$	2,517	EUR	2,322	132	0
	07/2016	EUR	3,919	$	5,316	841	0
	07/2016	$	4,308	EUR	3,919	168	0
SCX	04/2016	GBP	4,624	$	6,436	0	(206)
	04/2016	$	71	CNH	462	1	0
	05/2016		2,316		15,103	16	0
	05/2016		1,023	TWD	33,557	21	0
	08/2016	CNH	5,956	$	900	0	(16)
	10/2016		87,034		13,290	0	(43)
	10/2016	$	608	CNH	4,109	22	0
	02/2017	CNH	24,962	$	3,605	0	(191)
SOG	04/2016	$	176	CNH	1,146	1	0
	04/2016		95	TWD	3,118	2	0
	05/2016	RUB	52,626	$	763	0	(11)
	08/2016	CNH	1,984		300	0	(5)
	08/2016	$	156	CNH	1,022	1	0
	10/2016		904		6,104	31	0
UAG	04/2016		7,106	EUR	6,346	115	0
	05/2016	EUR	6,346	$	7,112	0	(115)
	05/2016	TWD	73,782		2,209	0	(87)
	05/2016	$	1,082	CNH	7,049	6	0
	08/2016	CNH	1,745	$	264	0	(4)
	01/2017	BRL	9,000		3,240	921	0
	01/2017	CNH	9,447		1,375	0	(65)
	07/2017	BRL	7,000		2,466	744	0

Total Forward Foreign Currency Contracts						$11,725	$(1,740)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus JPY	JPY	107.000	04/14/2016		$2,700	$28	$1
	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		100	4	8
BPS	Put - OTC USD versus JPY	JPY	107.000	04/14/2016		7,900	83	1
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/09/2017	EUR	700	12	23
	Put - OTC EUR versus MXN		19.000	02/15/2017		2,400	94	78
SOG	Put - OTC USD versus RUB	RUB	74.000	01/27/2017		$1,400	55	145
	Put - OTC USD versus RUB		73.000	02/24/2017		1,600	67	153

							$343	$409

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200%	07/18/2016	$19,900	$7	$2
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016	12,700	24	18
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	2,300	117	115
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	16,100	55	75
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	4,600	238	230
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	19,000	68	89
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	2,300	63	2
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	5,400	260	265

							$832	$796

Total Purchased Options							$1,175	$1,205

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600%	04/20/2016	$600	$(2)	$0
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016	600	(1)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016	600	(1)	0
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016	1,200	(2)	0

						$(6)	$0

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD		$1.080	04/06/2016	EUR	600	$(3)	$0
	Call - OTC EUR versus USD		1.160	04/06/2016		600	(4)	0
	Put - OTC USD versus JPY	JPY	100.000	04/14/2016		$2,700	(7)	0
	Call - OTC USD versus RUB	RUB	108.000	02/22/2017		100	(4)	(2)
BPS	Put - OTC EUR versus USD		$1.080	04/06/2016	EUR	2,000	(12)	0
	Call - OTC EUR versus USD		1.160	04/06/2016		2,000	(12)	(1)
	Put - OTC USD versus JPY	JPY	100.000	04/14/2016		$7,900	(22)	0
GLM	Put - OTC EUR versus MXN	MXN	16.000	02/09/2017	EUR	700	(1)	(3)
	Call - OTC EUR versus MXN		26.750	02/15/2017		2,400	(77)	(27)
SOG	Call - OTC USD versus RUB	RUB	79.000	04/08/2016		$1,400	(22)	0
	Call - OTC USD versus RUB		110.000	01/27/2017		1,400	(55)	(19)
	Call - OTC USD versus RUB		110.000	02/24/2017		1,600	(69)	(25)

							$(288)	$(77)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	06/14/2016	EUR	700	$(3)	$(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.900	06/14/2016		700	(3)	(1)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750	06/29/2016	GBP	2,100	(18)	(16)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		$11,600	(121)	(121)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016		2,700	(24)	(31)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	700	(2)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		700	(3)	(1)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		$23,000	(245)	(240)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	04/11/2016		4,200	(14)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017		800	(13)	(15)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		2,600	(42)	(50)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	500	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		500	(2)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017		$1,300	(22)	(25)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		2,700	(46)	(52)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016		2,300	(63)	(123)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		27,100	(287)	(292)

								$(910)	$(977)

Total Written Options								$(1,204)	$(1,054)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
GST	Kraft Heinz Foods Co.	(1.000)%	09/20/2018	0.171%	$550	$(11)	$0	$0	$(11)
MYC	Canadian Natural Resources Ltd.	(1.000)	03/20/2018	1.583	300	16	(13)	3	0
	Kinder Morgan Energy Partners LP	(1.000)	03/20/2019	1.774	200	9	(4)	5	0

						$14	$(17)	$8	$(11)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.509%		$1,100	$20	$(4)	$16	$0
	Brazil Government International Bond	1.000	12/20/2016	0.629		200	(3)	4	1	0
	Italy Government International Bond	1.000	06/20/2019	0.859		2,100	(38)	48	10	0
	Sprint Communications, Inc.	5.000	12/20/2019	10.302		200	10	(40)	0	(30)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	200	(2)	3	1	0
BPS	Volkswagen International Finance NV	1.000	12/20/2016	0.734		150	(2)	2	0	0
BRC	Italy Government International Bond	1.000	09/20/2019	0.910		$300	0	1	1	0
CBK	Brazil Government International Bond	1.000	12/20/2016	0.629		200	(3)	4	1	0
	Brazil Government International Bond	1.000	03/20/2017	0.778		300	(3)	4	1	0
	Brazil Government International Bond	1.000	09/20/2017	1.146		1,900	(4)	0	0	(4)
	MetLife, Inc.	1.000	06/20/2016	0.229		200	3	(3)	0	0
	Sprint Communications, Inc.	5.000	12/20/2019	10.302		4,000	202	(804)	0	(602)
DUB	Berkshire Hathaway, Inc.	1.000	06/20/2018	0.388		300	8	(4)	4	0
	Berkshire Hathaway, Inc.	1.000	09/20/2020	0.727		400	(5)	10	5	0
	Brazil Government International Bond	1.000	12/20/2016	0.629		500	(7)	8	1	0
	Ford Motor Co.	5.000	03/20/2019	0.954		200	37	(13)	24	0
	Italy Government International Bond	1.000	03/20/2019	0.820		200	(4)	5	1	0
	Italy Government International Bond	1.000	06/20/2019	0.859		4,000	0	19	19	0
	Italy Government International Bond	1.000	09/20/2019	0.910		2,600	6	3	9	0
	MetLife, Inc.	1.000	03/20/2019	0.736		800	5	1	6	0
	Mexico Government International Bond	1.000	12/20/2018	0.911		200	0	1	1	0
	Spain Government International Bond	1.000	06/20/2016	0.202		1,700	23	(20)	3	0
FBF	Mexico Government International Bond	1.000	12/20/2018	0.911		100	0	0	0	0
GST	Berkshire Hathaway, Inc.	1.000	09/20/2018	0.437		1,300	37	(19)	18	0
	Citigroup, Inc.	1.000	03/20/2019	0.673		500	5	0	5	0
	Continental Resources, Inc.	1.000	06/20/2016	3.327		4,500	58	(80)	0	(22)
	MetLife, Inc.	1.000	12/20/2020	1.205		1,500	6	(19)	0	(13)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	100	(1)	1	0	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.033		50	(1)	1	0	0
HUS	Italy Government International Bond	1.000	06/20/2017	0.394		$4,100	41	(9)	32	0
	Italy Government International Bond	1.000	03/20/2019	0.820		300	(6)	8	2	0
	Mexico Government International Bond	1.000	12/20/2016	0.323		500	6	(3)	3	0
	Mexico Government International Bond	1.000	12/20/2018	0.911		1,000	2	1	3	0
JPM	Ford Motor Co.	5.000	03/20/2019	0.954		200	37	(13)	24	0
	MetLife, Inc.	1.000	12/20/2020	1.205		600	1	(6)	0	(5)
	Qatar Government International Bond	1.000	06/20/2019	0.567		1,000	21	(7)	14	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.033	EUR	50	(1)	1	0	0
MYC	California State General Obligation Bonds, Series 2003	1.000	09/20/2024	1.329		$100	1	(3)	0	(2)
	Italy Government International Bond	1.000	03/20/2019	0.820		200	(4)	5	1	0
	Mexico Government International Bond	1.000	12/20/2016	0.323		200	3	(2)	1	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	100	(1)	1	0	0

							$447	$(918)	$207	$(678)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$2,216	$(438)	$20	$0	$(418)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	300	40	(3)	37	0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	1,620	(320)	14	0	(306)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	200	27	(3)	24	0
MYC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	1,619	(324)	18	0	(306)
					$(1,015)	$46	$61	$(1,030)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.338%	11/15/2030	GBP	20	$0	$2	$2	$0
	Receive	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	2,000	(2)	(34)	0	(36)
BPS	Pay	1-Year BRL-CDI	11.160	01/04/2021	BRL	34,500	(66)	(813)	0	(879)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		8,900	0	(132)	0	(132)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		18,700	2	(197)	0	(195)
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	2,300	0	(40)	0	(40)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	50	0	5	5	0
	Receive	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	1,600	0	(47)	0	(47)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	322	0	19	19	0
	Pay	1-Year BRL-CDI	12.360	01/02/2018	BRL	9,900	(135)	62	0	(73)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		2,700	9	(61)	0	(52)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		1,500	0	(22)	0	(22)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		5,200	0	(54)	0	(54)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		700	0	(6)	0	(6)
FBF	Pay	1-Year BRL-CDI	12.560	01/04/2021		4,600	(1)	(38)	0	(39)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	940	0	53	53	0
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	2,100	(8)	(34)	0	(42)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		4,700	0	(70)	0	(70)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		5,100	(1)	(151)	0	(152)
HUS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	6,300	(13)	(81)	0	(94)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		1,000	(1)	(8)	0	(9)
	Pay	28-Day MXN-TIIE	5.700	01/18/2019	MXN	20,000	18	11	29	0
	Pay	28-Day MXN-TIIE *	7.650	05/30/2024		16,500	1	38	39	0
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	210	0	12	12	0
MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		460	(1)	28	27	0
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	8,500	22	(148)	0	(126)
	Pay	28-Day MXN-TIIE	6.495	06/16/2025	MXN	12,100	5	24	29	0
UAG	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	900	2	(15)	0	(13)

							$(169)	$(1,697)	$215	$(2,081)

Total Swap Agreements							$(723)	$(2,586)	$491	$(3,800)

*	This security has a forward starting effective date.

(k)	Securities with an aggregate market value of $1,467 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,116	$0	$5,116
Corporate Bonds & Notes
Banking & Finance	800	38,549	0	39,349
Industrials	0	16,580	0	16,580
Utilities	0	13,692	0	13,692
Municipal Bonds & Notes
Illinois	0	202	0	202
U.S. Government Agencies	0	12,275	404	12,679
U.S. Treasury Obligations	0	88,972	0	88,972
Non-Agency Mortgage-Backed Securities	0	28,976	0	28,976
Asset-Backed Securities	0	63,530	0	63,530
Sovereign Issues	0	15,199	0	15,199
Preferred Securities
Banking & Finance	0	92	0	92
Short-Term Instruments
Repurchase Agreements	0	482	0	482
	$800	$283,665	$404	$284,869

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17,411	$0	$0	$17,411

Total Investments	$18,211	$283,665	$404	$302,280

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,268)	$0	$(7,268)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	145	134	0	279
Over the counter	0	13,421	0	13,421
	$145	$13,555	$0	$13,700

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(33)	(478)	0	(511)
Over the counter	0	(6,572)	(22)	(6,594)

	$(33)	$(7,050)	$(22)	$(7,105)

Totals	$18,323	$282,902	$382	$301,607

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Portfolio I, II and IV, Ltd. (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Global Multi-Asset Managed Allocation Portfolio and PIMCO Global Multi Asset Managed Volatility Portfolio (“Commodity Portfolios”) respectively in order to effect certain investments for the Commodity Portfolios consistent with each Commodity Portfolio’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Commodity Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Commodity Portfolio and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Commodity Portfolios and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Commodity Portfolios and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of March 31, 2016 of each Commodity Subsidiary to its respective Commodity Portfolio (amounts in thousands).

Portfolio Name	Subsidiary	Date of Incorporation	Subscription Agreement	Consolidated Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO Commodity RealReturn® Strategy Portfolio	PIMCO Cayman Commodity Portfolio I, Ltd.	07/21/2006	08/01/2006	$352,213	$74,690	21.2%
PIMCO Global Multi-Asset Managed Allocation Portfolio	PIMCO Cayman Commodity Portfolio II, Ltd.	11/21/2008	03/29/2012	811,056	39,428	4.9%
PIMCO Global Multi-Asset Managed Volatility Portfolio	PIMCO Cayman Commodity Portfolio IV, Ltd.	02/24/2012	03/29/2012	99,155	4,960	5.0%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio’s shares is based on the Portfolio’s Net Asset Value (“NAV”). The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Portfolio or class, less any liabilities, by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Portfolio’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of each Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of March 31, 2016, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. tax returns. While the statute of limitations remains open to examine the Portfolios’ U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Global Multi-Asset Managed Volatility Portfolio and PIMCO Global Multi-Asset Portfolio (“Commodity Portfolios”) may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its respective Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolios currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of March 31, 2016, the aggregate cost and the gross and the net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands†):

		Aggregate Gross	Aggregate Gross	Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund Name	Tax Cost	Appreciation	(Depreciation)	(Depreciation) (1)
PIMCO All Asset All Authority Portfolio	$14,355	$34	$(1,851)	$(1,817)
PIMCO All Asset Portfolio	931,842	13,407	(118,383)	(104,976)
PIMCO CommodityRealReturn® Strategy Portfolio	758,443	0	(216,597)	(216,597)
PIMCO Emerging Markets Bond Portfolio	305,720	7,161	(28,306)	(21,145)
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	321,356	6,086	(4,973)	1,113
PIMCO Foreign Bond Portfolio (Unhedged)	36,506	849	(499)	350
PIMCO Global Advantage® Strategy Bond Portfolio	230,078	3,716	(9,933)	(6,217)
PIMCO Global Bond Portfolio (Unhedged)	274,347	9,207	(5,666)	3,541
PIMCO Global Diversified Allocation Portfolio	657,346	18	(70,922)	(70,904)
PIMCO Global Multi-Asset Managed Allocation Portfolio	966,705	9,504	(32,930)	(23,426)
PIMCO Global Multi-Asset Managed Volatility Portfolio	104,859	1,205	(2,976)	(1,771)
PIMCO High Yield Portfolio	1,195,333	19,735	(61,025)	(41,290)
PIMCO Long-Term U.S. Government Portfolio	234,727	18,159	(499)	17,660
PIMCO Low Duration Portfolio	2,303,666	15,524	(26,158)	(10,634)
PIMCO Money Market Portfolio	31,052	0	0	0
PIMCO Real Return Portfolio	4,088,721	50,436	(54,250)	(3,814)
PIMCO Short-Term Portfolio	297,529	787	(2,270)	(1,483)
PIMCO Total Return Portfolio	9,964,135	261,420	(111,699)	149,721
PIMCO Unconstrained Bond Portfolio	298,501	8,961	(5,182)	3,779

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

4. INVESTMENTS IN AFFILIATES

The Portfolios listed below may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may also invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in these Underlying PIMCO Funds or Central Funds for the period ended March 31, 2016 (amounts in thousands†):

All Asset Portfolio

Underlying PIMCO Funds	Market Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$14,202	$18,150	$0	$0	$1,452	$33,804	$0	$0
PIMCO CommodityRealReturn Strategy Fund®	13,781	0	(1,577)	(1,106)	1,343	12,441	0	0
PIMCO Credit Absolute Return Fund	2,312	0	(2,259)	(211)	158	0	0	0
PIMCO Diversified Income Fund	2,003	25	0	0	22	2,050	25	0
PIMCO Emerging Local Bond Fund	69,277	3,781	(839)	(484)	6,716	78,451	897	0
PIMCO Emerging Markets Bond Fund	2,751	11	(2,701)	(266)	205	0	12	0
PIMCO Emerging Markets Corporate Bond Fund	671	3	(663)	(117)	106	0	3	0
PIMCO Emerging Markets Currency Fund	99,737	3,730	(2,894)	(457)	5,221	105,337	610	0
PIMCO Floating Income Fund	2,777	9	(2,658)	(139)	11	0	13	0
PIMCO Foreign Bond Fund (Unhedged)	2,222	2	(2,202)	(411)	389	0	2	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	801	0	0	0	37	838	0	0
PIMCO Global Advantage® Strategy Bond Fund	7,546	8	(7,498)	(469)	413	0	14	0
PIMCO Government Money Market Fund	0	22,698	(19,997)	0	0	2,701	0	0
PIMCO High Yield Fund	22,805	9,769	(2,176)	(199)	773	30,972	420	0
PIMCO High Yield Spectrum Fund	29,850	4,283	0	0	560	34,693	476	0
PIMCO Income Fund	52,982	5,386	(627)	0	253	57,994	778	0
PIMCO Investment Grade Corporate Bond Fund	17,097	5,335	(1,259)	(57)	589	21,705	195	0
PIMCO Long Duration Total Return Fund	11,316	35	(11,506)	(535)	695	5	34	0
PIMCO Long-Term Credit Fund	7,115	54	(5,000)	(240)	357	2,286	54	0
PIMCO Long-Term U.S. Government Fund	28	0	0	0	2	30	0	0
PIMCO Low Duration Active Exchange-Traded Fund	1,564	0	(1,551)	(39)	26	0	3	0
PIMCO Low Duration Fund	36,566	56,114	(82,212)	(141)	116	10,443	41	0
PIMCO Money Market Fund	2,700	82,883	(85,583)	0	0	0	0	0
PIMCO Mortgage Opportunities Fund	6,200	49	0	0	6	6,255	49	0
PIMCO RAE Fundamental Advantage PLUS Fund	22,741	0	(8,859)	(2,418)	2,488	13,952	0	0
PIMCO RAE Fundamental Emerging Markets Fund	0	22,477	0	0	1,441	23,918	0	0
PIMCO RAE Fundamental PLUS EMG Fund	36,810	5,777	0	0	4,962	47,549	0	0
PIMCO RAE Fundamental PLUS International Fund	12,468	3,935	(2,979)	(1,157)	1,263	13,530	0	0
PIMCO RAE Fundamental PLUS Small Fund	2,559	0	(2,247)	(627)	315	0	0	0
PIMCO RAE Low Volatility PLUS EMG Fund	76,054	7,004	0	0	7,490	90,548	0	0
PIMCO RAE Low Volatility PLUS Fund	11,431	0	(6,525)	(304)	432	5,034	0	0
PIMCO RAE Low Volatility PLUS International Fund	36,065	2,937	(1,455)	(136)	578	37,989	0	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	31,212	0	(13,883)	(2,754)	2,541	17,116	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	66,170	0	(15,342)	(1,509)	4,022	53,341	0	0
PIMCO Real Return Asset Fund	57,277	49	(13,723)	(1,023)	4,616	47,196	49	0
PIMCO Real Return Fund	8,344	5	(8,389)	(801)	841	0	7	0
PIMCO RealEstateRealReturn Strategy Fund	18,790	0	(6,853)	(890)	1,351	12,398	0	0
PIMCO Senior Floating Rate Fund	17,333	161	(5,440)	(271)	368	12,151	161	0
PIMCO Short-Term Floating NAV Portfolio III	102	500	(580)	0	0	22	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	441	21,077	0	0	511	22,029	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	1	1,936	0	0	164	2,101	0	0
PIMCO Total Return Fund	15,199	92	(5,032)	(225)	331	10,365	92	0
PIMCO TRENDS Managed Futures Strategy Fund	2,116	0	1	0	147	2,264	0	0
PIMCO Unconstrained Bond Fund	17,417	90	(2,193)	(160)	(59)	15,095	90	0
Totals	$838,833	$278,365	$(326,701)	$(17,146)	$53,252	$826,603	$4,025	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

All Asset All Authority Portfolio

Underlying PIMCO Funds	Market Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$242	$227	$0	$0	$13	$482	$0	$0
PIMCO CommodityRealReturn Strategy Fund®	198	0	(50)	(18)	21	151	0	0
PIMCO Credit Absolute Return Fund	90	0	(88)	(12)	10	0	0	0
PIMCO Diversified Income Fund	36	0	0	0	0	36	0	0
PIMCO Emerging Local Bond Fund	931	58	(120)	(27)	99	941	11	0
PIMCO Emerging Markets Bond Fund	58	0	(57)	(8)	7	0	0	0
PIMCO Emerging Markets Corporate Bond Fund	22	0	(21)	(4)	3	0	0	0
PIMCO Emerging Markets Currency Fund	1,187	62	(137)	(16)	66	1,162	7	0
PIMCO EqS® Long/Short Fund	69	0	(68)	(1)	0	0	0	0
PIMCO Floating Income Fund	21	0	(20)	(3)	2	0	0	0
PIMCO Foreign Bond Fund (Unhedged)	26	0	(27)	(4)	5	0	0	0
PIMCO Global Advantage® Strategy Bond Fund	107	0	(106)	(7)	6	0	0	0
PIMCO High Yield Fund	261	160	(56)	(6)	15	374	5	0
PIMCO High Yield Spectrum Fund	512	185	(53)	(7)	20	657	9	0
PIMCO Income Fund	770	58	(98)	(6)	8	732	11	0
PIMCO Investment Grade Corporate Bond Fund	244	42	(20)	(2)	7	271	2	0
PIMCO Long Duration Total Return Fund	118	1	(102)	(6)	9	20	1	0
PIMCO Long-Term Credit Fund	70	1	(50)	(7)	8	22	1	0
PIMCO Long-Term U.S. Government Fund	2	0	(2)	(1)	1	0	0	0
PIMCO Low Duration Fund	446	2,030	(2,103)	(3)	4	374	1	0
PIMCO Mortgage Opportunities Fund	84	1	0	0	0	85	1	0
PIMCO RAE Fundamental Advantage PLUS Fund	282	0	(123)	(16)	19	162	0	0
PIMCO RAE Fundamental Emerging Markets Fund	0	186	0	0	11	197	0	0
PIMCO RAE Fundamental PLUS EMG Fund	564	61	0	0	71	696	0	0
PIMCO RAE Fundamental PLUS Fund	57	0	(51)	(17)	11	0	0	0
PIMCO RAE Fundamental PLUS International Fund	231	43	(22)	(8)	5	249	0	0
PIMCO RAE Fundamental PLUS Small Fund	57	0	(51)	(23)	17	0	0	0
PIMCO RAE Low Volatility PLUS EMG Fund	1,012	148	(10)	(3)	115	1,262	0	0
PIMCO RAE Low Volatility PLUS Fund	261	0	(107)	(5)	12	161	0	0
PIMCO RAE Low Volatility PLUS International Fund	581	0	(37)	(3)	7	548	0	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	399	0	(265)	(44)	38	128	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	865	0	(260)	(22)	53	636	0	0
PIMCO Real Return Asset Fund	650	0	(363)	(30)	58	315	0	0
PIMCO Real Return Fund	142	0	(143)	(9)	10	0	0	0
PIMCO RealEstateRealReturn Strategy Fund	290	0	(87)	(13)	17	207	0	0
PIMCO Senior Floating Rate Fund	358	41	(93)	(5)	7	308	4	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	0	282	0	0	12	294	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	52	0	0	4	56	0	0
PIMCO StocksPLUS® Short Fund	1,914	73	(220)	(9)	(11)	1,747	0	0
PIMCO Total Return Fund	143	10	(65)	(4)	5	89	1	0
PIMCO TRENDS Managed Futures Strategy Fund	33	0	0	0	2	35	0	0
PIMCO Unconstrained Bond Fund	246	0	(101)	(11)	7	141	1	0
Totals	$13,579	$3,721	$(5,176)	$(360)	$774	$12,538	$55	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

Global Diversified Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Markets Bond Fund	$17,901	$235	$(781)	$(91)	$818	$18,082	$235	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	17,832	134	(1,661)	(133)	572	16,744	43	0
PIMCO Global Advantage® Strategy Bond Fund	23,812	455	(1,678)	(101)	697	23,185	82	0
PIMCO Global Dividend Fund	41,603	1,357	(249)	(105)	388	42,994	249	0
PIMCO Income Fund	29,818	875	(2,479)	(148)	253	28,319	416	0
PIMCO Investment Grade Corporate Bond Fund	29,858	575	(2,466)	(167)	841	28,641	289	0
PIMCO RAE Fundamental PLUS EMG Fund	29,681	5,323	(541)	(290)	3,592	37,765	0	0
PIMCO RAE Fundamental PLUS International Fund	17,695	2,173	0	0	(249)	19,619	0	0
PIMCO RAE Fundamental PLUS Small Fund	29,325	3,181	(493)	(264)	776	32,525	0	0
PIMCO Real Return Fund	29,733	364	(2,443)	(70)	1,199	28,783	63	0
PIMCO Short-Term Floating NAV Portfolio III	44,201	75,963	(69,700)	(152)	179	50,491	63	0
PIMCO Short-Term Fund	89,185	1,826	(8,394)	(125)	(507)	81,985	359	0
PIMCO StocksPLUS® Fund	29,372	1,645	(345)	(81)	288	30,879	112	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	29,559	2,686	(301)	(73)	(1,913)	29,958	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	29,470	3,333	0	0	(951)	31,852	0	0
PIMCO Total Return Fund IV	89,287	1,536	(8,236)	(254)	1,808	84,141	333	0
Totals	$578,332	$101,661	$(99,767)	$(2,054)	$7,791	$585,963	$2,244	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

Global Multi-Asset Managed Volatility Portfolio

Underlying PIMCO Funds	Market Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Capital Securities and Financials Fund	$1,005	$16	$(472)	$(28)	$(11)	$510	$16	$0
PIMCO Diversified Income Active Exchange-Traded Fund	708	0	(371)	(27)	30	340	5	0
PIMCO Emerging Markets Corporate Bond Fund	921	7	(942)	(169)	183	0	9	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	637	0	0	0	30	667	0	0
PIMCO Income Fund	13,551	194	0	0	47	13,792	193	0
PIMCO Mortgage Opportunities Fund	2,005	15	0	0	2	2,022	16	0
PIMCO RAE Fundamental PLUS Fund	0	1,920	0	0	84	2,004	0	0
PIMCO Short-Term Floating NAV Portfolio III	4,131	21,405	(15,700)	(12)	15	9,839	5	0
PIMCO StocksPLUS® Fund	8,636	25	(1,920)	(261)	229	6,709	24	0
PIMCO TRENDS Managed Futures Strategy Fund	970	0	0	0	68	1,038	0	0
Totals	$32,564	$23,582	$(19,405)	$(497)	$677	$36,921	$268	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

Global Multi-Asset Managed Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Capital Securities and Financials Fund	$9,951	$155	$(3,997)	$(238)	$(148)	$5,723	$154	$0
PIMCO Diversified Income Active Exchange-Traded Fund	13,307	0	(6,960)	(517)	566	6,396	94	0
PIMCO Emerging Markets Corporate Bond Fund	9,181	87	(9,388)	(1,162)	1,302	20	87	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	8,975	0	0	0	417	9,392	0	0
PIMCO Income Fund	161,109	2,264	(6,086)	(392)	846	157,741	2,264	0
PIMCO Mortgage Opportunities Fund	20,150	158	0	0	19	20,327	158	0
PIMCO RAE Fundamental PLUS Fund	0	15,709	0	0	692	16,401	0	0
PIMCO Short-Term Floating NAV Portfolio III	15,595	192,530	(130,700)	(50)	69	77,444	31	0
PIMCO StocksPLUS® Fund	86,644	242	(19,659)	(2,412)	1,944	66,759	242	0
PIMCO TRENDS Managed Futures Strategy Fund	8,673	0	0	0	604	9,277	0	0
Totals	$333,585	$211,145	$(176,790)	$(4,771)	$6,311	$369,480	$3,030	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn® Strategy Portfolio	$6,627	$125,515	$(109,875)	$(17)	$26	$22,276	$16	$0
PIMCO Emerging Markets Bond Portfolio	22,980	19,147	(13,500)	(52)	72	28,647	47	0
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	59,473	36,700	(73,400)	(212)	244	22,805	100	0
PIMCO Foreign Bond Portfolio (Unhedged)	2,431	6,805	(9,170)	(9)	10	67	5	0
PIMCO Global Advantage® Strategy Bond Portfolio	18,988	16,924	(35,900)	(60)	66	18	25	0
PIMCO Global Bond Portfolio (Unhedged)	18,612	45,243	(63,700)	(63)	72	164	43	0
PIMCO High Yield Portfolio	92,054	146,459	(144,100)	(324)	396	94,485	158	0
PIMCO Long-Term U.S. Government Portfolio	5,680	96,909	(102,400)	(13)	22	198	8	0
PIMCO Low Duration Portfolio	114,868	290,897	(340,300)	(423)	477	65,519	97	0
PIMCO Real Return Portfolio	36,839	2,143,224	(1,928,600)	(30)	215	251,648	224	0
PIMCO Short-Term Portfolio	18,698	55,408	(70,000)	(57)	60	4,109	8	0
PIMCO Total Return Portfolio	216,767	1,069,798	(1,123,100)	(736)	892	163,621	299	0
PIMCO Unconstrained Bond Portfolio	7,583	33,719	(23,900)	(5)	14	17,411	19	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BCY	Barclays Capital, Inc.	GRE	RBS Securities, Inc.	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	NGF	Nomura Global Financial Products, Inc.
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	NOM	Nomura Securities International Inc.
BPG	BNP Paribas Securities Corp.	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RDR	RBC Capital Markets
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	RYL	Royal Bank of Scotland Group PLC
BSN	Bank of Nova Scotia	JPS	JPMorgan Securities, Inc.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	MAC	Macquarie Bank Limited	SCX	Standard Chartered Bank
CFR	Credit Suisse Securities (Europe) Ltd.	MBC	HSBC Bank PLC	SGY	Societe Generale, New York
DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International	SOG	Societe Generale
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank N.A.	SSB	State Street Bank and Trust Co.
FAR	Wells Fargo Bank National Association	MSC	Morgan Stanley & Co., Inc.	TDM	TD Securities (USA) LLC
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
FOB	Credit Suisse Securities (USA) LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound	PEN	Peruvian New Sol

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	OSE	Osaka Securities Exchange
CME	Chicago Mercantile Exchange	EAFE	Europe, Australasia, and Far East Stock Index	OTC	Over the Counter
CPI	Consumer Price Index

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	PLTMLNPM	London Platinum & Palladium Market PM Fix
BCOM	Bloomberg Commodity Index	EURMARGIN	European Refined Margin	SLVRLND	London Silver Market Fixing Ltd.
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index	SMI	Swiss Market Index
BCOMTR	Bloomberg Commodity Index Total Return	GOLDLNPM	London Gold Market Fixing Ltd. PM	SPGCCLP	S&P Goldman Sachs Commodity Crude Oil Index
BCOMTREXW	Bloomberg Commodity Ex-Chicago SRW Wheat Total Return Index	IBOV	Brazil Bovespa Index	SPGCENP	S&P GSCI Energy Official Close Index ER
CDX.EM	Credit Derivatives Index - Emerging Markets	IOS.FN.300.12	2012 Fannie Mae 3.0% Interest Only Synthetic Total Return Swap Index	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ1	J.P. Morgan FNJ 1 Index	SPGCNGP	S&P Goldman Sachs Commodity Natural Gas Index
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNICP	JPMorgan Nic P Custom Index	UKRPI	United Kingdom Retail Price Index
CMBX	Commercial Mortgage-Backed Index	OREXIO	Iron Ore Spread	ULSD	Ultra-Low Sulfur Diesel
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	oz.	Ounce
AID	Agency International Development	FDIC	Federal Deposit Insurance Corp.	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	FSB	Federal Savings Bank	RBOB	Reformulated Blendstock for Oxygenate Blending
BABs	Build America Bonds	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	JSC	Joint Stock Company	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	U&I	Up and In Barrier Option
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration	WTI	West Texas Intermediate
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	YOY	Year-Over-Year
D&I	Down and In Barrier Option

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 27, 2016

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 27, 2016